As filed with the Securities and Exchange Commission on April 18, 2018
1933 Act Registration No. 333-214256
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 2
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 430
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln Core IncomeSM Variable Annuity
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2018, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln Core IncomeSM Variable Annuity

Rate Sheet Prospectus Supplement dated May 1, 2018

This Rate Sheet Prospectus Supplement (“Rate Sheet”) applies to purchasers of Lincoln Core IncomeSM Variable Annuity.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the Core Income Benefit percentage, the Cost of Living Adjustment (COLA) percentage, the Account Value percentage, the Account Value withdrawal percentage, and reduction percentages that we are currently offering.  This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com.  This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for applications signed between April 19, 2018 and May 20, 2018.  The rates may be different than those listed below for applications signed after May 20, 2018.

Core Income Benefit Percentage

The initial Core Income Payment amount is calculated at the time the contract is issued and is equal to a percentage of the initial Purchase Payment, which is listed below.  The Core Income Benefit percentage will also be applied to additional Purchase Payments.  The current Core Income Benefit percentage is:

Single Life Option	Joint Life Option
4%	4%

COLA Percentage

The Core Income Payment will automatically increase each year by a Cost of Living Adjustment (COLA) beginning on the first Benefit Year anniversary.  The current COLA percentage is:

2%

Account Value Percentage

The Account Value percentage is used to determine the Core Income Payment amount at the time of the first withdrawal on or after age 60 (your age or spouse’s age if younger), if this provides a higher Core Income Payment.  The current Account Value percentage is:

Single Life Option	Joint Life Option
4%	4%

Account Value Withdrawal Percentage

The Account Value withdrawal percentage is used to determine what amount may be withdrawn, if any, in excess of the Core Income Payment.

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Single Life Option	Joint Life Option
4%	4%

Core Income Payment Reduction Percentage for Ages 60-64

The reduction percentage is applied to the Core Income Payment if a withdrawal occurs once you (or the younger spouse if applicable) are age 60, but less than age 65.

Single Life Option	Joint Life Option
25%	25%

Death of First Measuring Life Reduction to Core Income Payment

The Death of First Measuring Life Reduction Percentage is applied to the Core Income Payment upon the first death under the joint life option. The current Death of First Measuring Life Reduction to Core Income Payment percentage is:

25%

In order to receive the rates indicated in this Rate Sheet, your application must be signed and dated on or before the last day of the effective period noted above. We must receive your application in Good Order within 10 days from the date you sign your application, and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

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Lincoln Core IncomeSM Variable Annuity
Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2018
Home Office:
Lincoln Life & Annuity Company of New York
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The minimum initial Purchase Payment for the contract is $25,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
Lincoln Variable Insurance Products Trust:
Lincoln iShares® Fixed Income Allocation Fund
Lincoln iShares® Global Growth Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units, reduced by Regular Income Payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled variable payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected).
Annuity Unit—A measure used to calculate the amount of Annuity Payouts after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Core Income Benefit, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Core Income Payment—Under the Core Income Benefit, the guaranteed periodic withdrawal amount available from the contract each Benefit Year for life.
Core Income Payment Annuity Payout Option—Under the Core Income Benefit, a payout option in which the Contractowner (and surviving spouse if applicable) will receive annual annuity payments equal to the Core Income Payment amount for life.
Cost of Living Adjustment (COLA)—Under the Core Income Benefit, the automatic, annual increase to the Core Income Payment.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for the Core Income Benefit, which decrease or eliminate the guarantees under the rider.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisers, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.

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Purchase Payments—Amounts paid into the contract.
Rate Sheet—A prospectus supplement, that will be filed periodically, where we declare the current Core Income Payment percentages, the effective period, Cost of Living Adjustment (COLA) percentages, Account Value percentage, Account Value withdrawal percentage, and percentage reductions to the Core Income Benefit as applicable.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under Core Income Benefit, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
There are no sales charges, deferred sales charges, or surrender charges associated with this contract.

Transfer Charge[1]	$25
[1]	The transfer charge will not be imposed on the first twelve transfers during a Contract Year. We reserve the right to charge a $25 transfer fee for the thirteenth and each additional transfer during any Contract Year, excluding automatic portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
TABLE A
Expenses For A Contract That Has Not Elected i4LIFE® Advantage (Base Contract)
Annual Account Fee:[1]	$50

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Product Charge[2]
Guarantee of Principal Death Benefit: 3
Mortality and Expense Risk Charge	0.65%
Administrative Charge	0.10%
Total Separate Expenses	0.75%

	Single Life	Joint Life
Core Income Benefit:[4]
Guaranteed Maximum Charge	1.50%	1.50%
Current Initial Annual Charge	0.85%	0.85%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon the surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or day of surrender).
[2]	The product charge is comprised of a mortality and expense risk charge of 0.45% and an administrative charge of 0.10% on and after the Annuity Commencement Date.
[3]	The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Contract Value Death Benefit will be in effect, and the Product Charge of 0.55% for the Contract Value Death Benefit will apply.
[4]	As an annualized percentage of the greater of the Contract Value on the Valuation Date the charge is deducted or the sum of all Purchase Payments as adjusted for Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis.

OPTIONAL TABLE B
Expenses For A Contract That Has Terminated Core Income Benefit And Elected i4LIFE® Advantage
i4LIFE® Advantage:[1]
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Guarantee of Principal Death Benefit[2]	1.15%
[1]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 0.95% during the Lifetime Income Period.
[2]	The Guarantee of Principal Death Benefit will automatically terminate at any time all Contractowners or Annuitants are changed. If this happens, the Account Value Death Benefit will be in effect, and the Product Charge of 0.95% for the Account Value Death Benefit will apply.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	10.40%	58.13%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.26%	0.29%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2019. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Lincoln iShares® Fixed Income Allocation Fund - Standard Class	0.25%		0.00%		57.77%		0.11%		58.13%	-57.87%	0.26%
Lincoln iShares® Global Growth Allocation Fund - Standard Class	0.25%		0.00%		22.76%		0.09%		23.10%	-22.81%	0.29%
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class	0.25%		0.00%		10.07%		0.08%		10.40%	-10.13%	0.27%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the Guarantee of Principal Death Benefit and the Core Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1) If you surrender your contract at the end of the applicable time period:
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1 year	3 years	5 years	10 years
$4,238	$7,134	$7,803	$8,553
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$4,238	$7,134	$7,803	$8,553
The next Example assumes that you invest $10,000 in the contract for the time periods indicated, that your investment has a 5% return each year and that the Guarantee of Principal Death Benefit and the Core Income Death Benefit at the guaranteed maximum charge are in effect. The Example also assumes the maximum fees and expenses of any of the funds, with fee waiver and expense reimbursement for the one-year contractual period and assumes that the fee waiver and expense reimbursement are not renewed after the one-year period. If the fee waiver or expense reimbursement are renewed for the 3-, 5-, or 10-year periods, the expenses shown in the table would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$268	$6,615	$8,015	$8,844
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$268	$6,615	$8,015	$8,844
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York.
Who can purchase this contract? This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisers, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are my investment choices? You may allocate your Purchase Payments to the VAA. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests the money? The investment adviser for the funds is Lincoln Investment Advisors Corporation. See Investments of the Variable Annuity Account — Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. Guaranteed, periodic withdrawals are available for life under the Core Income Benefit. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a product charge to the daily net asset value of the VAA for the Contract Value and Guarantee of Principal Death Benefits. The product charge consists of a mortality and expense risk charge and an administrative charge. The charges for any rider applicable to your contract will also be deducted from your Contract Value (or Account Value if i4LIFE® Advantage is elected). See Charges and Other Deductions.
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We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
After the first anniversary of the Core Income Benefit effective date, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect i4LIFE® Advantage, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving variable Annuity Payouts from your contract. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit in effect. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What are the Death Benefit options available under my Contract? The Guarantee of Principal Death Benefit is the default Death Benefit available with the base contract. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of your current Contract Value or the sum of all Purchase Payments, as adjusted for withdrawals. The Guarantee of Principal Death Benefit will automatically terminate and only the Contract Value will be paid upon the death of a Contractowner or Annuitant who was changed (except if the change occurred because of the death of a prior Contractowner or Annuitant). The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. It is not available for election at the time your contract is issued. If all the Contractowners and Annuitants under the contract are changed, then the product charge and Death Benefit will change to the Contract Value Death Benefit. See The Contracts – Death Benefits for a complete description of these Death Benefit options. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
What riders are available under my contract? The Core Income Benefit is attached to your contract at issue. It is not an optional rider. i4LIFE® Advantage is an optional rider that may be purchased at any time after the contract is issued. However, you cannot have both riders in effect on your contract at the same time. If you wish to elect i4LIFE® Advantage, you must first terminate the Core Income Benefit.
What is Core Income Benefit? Core Income Benefit is a rider that provides guaranteed periodic withdrawals called Core Income Payments based on a percentage of Purchase Payments. The Core Income Payment will automatically increase after the first year by a Cost of Living Adjustment (COLA) as well as by a percentage of additional Purchase Payments. The Core Income Payment will be decreased by Excess Withdrawals. Withdrawals may be made up to the Core Income Payment amount as long as the Core Income Payment is greater than zero. The Core Income Benefit must be purchased at the time the contract is issued. There is an additional charge for this rider. See Charges and Other Deductions – Rider Charges – Core Income Benefit Charge.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
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Why might I consider terminating Core Income Benefit to elect i4LIFE® Advantage? When deciding whether to terminate Core Income Benefit and purchase i4LIFE® Advantage, you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Core Income payments under Core Income Benefit. However, the i4LIFE® Advantage payments do not have a minimum guarantee and do not increase by the COLA like the Core Income Payments.
In addition, the tax treatment of each rider may be different. You should consult your financial professional to see if the election of i4LIFE® Advantage is appropriate for you. See – Core Income Benefit – i4LIFE® Advantage option for more information.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.
The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Core Income Benefit are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our
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claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
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Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.03%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). Additionally, a fund’s adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages the available funds of funds.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	Lincoln iShares® Fixed Income Allocation Fund (Standard Class): Maximize total return; a fund of funds.
•	Lincoln iShares® Global Growth Allocation Fund (Standard Class): Long-term capital appreciation; a fund of funds.
•	Lincoln iShares® U.S. Moderate Allocation Fund (Standard Class): Long-term capital appreciation; a fund of funds.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
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Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Core Income Benefit will exceed the Contract Value;
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•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from product charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a product charge which is equal to an annual rate of:
Guarantee of Principal Death Benefit	0.75%
The produce charge is comprised of a mortality and risk charge of 0.65% and an administrative charge of 0.10%.
The Guarantee of Principal Death Benefit is the default Death Benefit under this contract. The only time the charge will change to the Contract Value Death Benefit charge is if all Contractowners and Annuitants are changed. The annual charge rate for the Contract Value Death Benefit is 0.55%. Once you have the Contract Value Death Benefit, it cannot be changed.
Account Fee
During the accumulation period, we will deduct an account fee of $50 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). There is no account fee on contracts with i4LIFE® Advantage or other Annuity Payout options.
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Core Income Benefit Charge. While this rider is in effect, there is a charge which is deducted quarterly. The current initial annual rider charge rate is 0.85% (0.2125% quarterly) for the single life option and 0.85% (0.2125% quarterly) for the joint life option.
We will deduct this charge from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider effective date. The quarterly charge equals the quarterly charge rate multiplied by the greater of the Contract Value on the Valuation Date the charge is deducted, or the sum of all Purchase Payments as adjusted for Excess Withdrawals (such result will never be less than zero). Excess Withdrawals reduce the sum of all Purchase Payments in the same proportion that withdrawals reduce the Contract Value.
The rider charge may increase annually on the Benefit Year anniversary at Lincoln’s sole discretion, up to the stated guaranteed maximum charge of 1.50%. The first increase to the charge will not occur until after the earlier of: a) 5 years from the rider effective date, or b) the first withdrawal after reaching the age of 60 (based on the younger life under the joint life option).
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (surrender of the contract) (except for death), or the election of an Annuity Payout option, including i4LIFE® Advantage. If the Contract Value is reduced to zero while the Contractowner is receiving the Core Income Payment, no further rider charge will be deducted.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units, and will be reduced by Regular Income Payments, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is:
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Guarantee of Principal Death Benefit	1.15%
Account Value Death Benefit	0.95%
During the Lifetime Income Period, the rate for all Death Benefit options is 0.95%. This rate consists of a mortality and expense risk charge and an administrative charge. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
We apply an annual product charge rate of 0.55% to the daily asset value of the Subaccounts during the time you receive Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your financial professional. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
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Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be at least age 50 and under age 81. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable that the benefits offered under your current contract. It also may have different charges. You should consult with your financial professional and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $25,000. The minimum annual amount for additional Purchase Payments is $300. Please contact the Servicing Office or your financial professional about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® and Lincoln Level AdvantageSM contracts) for the same Contractowner, joint owner, and/or Annuitant. With Core Income Benefit, you are subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under Core Income Benefit. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
After the first anniversary of the Core Income Benefit effective date, additional Purchase Payments will be limited to $50,000 per Benefit Year as long as the Core Income Benefit is in effect. If you elect i4LIFE® Advantage, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) and/or increase the amount of any guaranteed benefit under the Core Income Benefit by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value by making additional Purchase Payments over a long period of time. Please contact the Servicing Office or your financial professional for additional information on these restrictions.
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Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your registered representative will generally not be processed by us until they are received from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments, allocations or transfers, we reserve the right to reject an allocation or transfer request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily product charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
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Transfers are limited to 12 per Contract Year unless otherwise authorized by us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement
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plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount, as permitted under your contract. Those transfers will be limited to three times per Contract Year.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
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Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefits or benefits offered under the Core Income Benefit in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This change is not allowed while the Core Income Benefit is in effect. The new Annuitant must be under age 81 as of the effective date of the change. This change may cause a reduction in the Death Benefit. See The Contracts – Death Benefit and Core Income Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: portfolio rebalancing and automatic withdrawal service (AWS). Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on this services, please see Additional Services in the SAI.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement.
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Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued.
These withdrawals may decrease your guarantees under a Death Benefit or Core Income Benefit. You should consult with your financial professional to determine if either of these additional services is appropriate for you.
Fees Associated with Fee-Based Financial Plans. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your advisor, and is covered in a separate agreement between you and your advisor. Lincoln has not made any independent review of your advisors. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your advisor. Additionally, you may authorize your advisor to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This service may not be available through all broker-dealers.
This service is not available if i4LIFE® Advantage is in effect and will automatically terminate upon election of i4LIFE® Advantage.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or the Core Income Benefit. See the Death Benefit and Core Income Benefit section of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals may also have tax consequences. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information. For nonqualified contracts, partial withdrawals to pay the advisory fee will be treated as a distribution for federal tax purposes, and will be reported as income on Form 1099R. For qualified contracts, partial withdrawals to pay the advisory fee will not be reported as a distribution from the contract.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. Only one Death Benefit may be in effect at any one time and this Death Benefit continues if you elect i4LIFE® Advantage. This Death Benefit terminates if you elect any other annuitization option. Guarantee of Principal Death Benefit applies to your contract unless it has been terminated as described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
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You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is the default Death Benefit and is included as part of the base contract. The Guarantee of Principal Death Benefit provides a Death Benefit equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value. Regular Income Payments under i4LIFE® Advantage and withdrawals less than or equal to the Core Income Payment amount or Account Value withdrawal percentage amount, if applicable, under Core Income Benefit will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis. See The Contracts – Core Income Benefit and i4LIFE® Advantage.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
If a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract (unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant), upon the death of the person who was changed, we will only pay the Contract Value as of the Valuation Date we approve the payment of the death claim.
If your Contract Value equals zero, no Death Benefit will be paid.
You may not terminate the Guarantee of Principal Death Benefit. If all Contractowners and Annuitants are changed, the Guarantee of Principal Death Benefit will automatically terminate and the Contract Value Death Benefit will be in effect.
If the Beneficiary is the spouse of the Contractowner, the surviving spouse may elect to continue the contract as the new Contractowner. In this situation, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. The Guarantee of Principal Death Benefit may not be discontinued once elected.
Contract Value Death Benefit. The Contract Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the death claim is approved by us for payment. The Contract Value Death Benefit is not available for election at contract issue. Once you have the Contract Value Death Benefit, this Death Benefit cannot be changed. The Contract Value Death Benefit will become effective only at the time all Contractowners and Annuitants are changed.
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
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2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Core Income Benefit
The Core Income Benefit provides:
•	Guaranteed periodic withdrawals for life for you (and your spouse if the joint life option is selected) up to the Core Income Payment amount;
•	Automatic annual COLA increases to the Core Income Payment.
Please note any withdrawals made prior to age 60 or that exceed the Core Income Payment amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Core Income Payment amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Core Income Payment is reduced to zero.
The Core Income Benefit is attached to your contract at issue. It is not an optional rider. This rider provides guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or the lives of you as Contractowner/Annuitant and your spouse as Secondary Life (joint life option) regardless of the investment performance of the contract. These benefits are subject to certain conditions as set forth below. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner). If the Contractowner sells or assigns for value the Contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
Availability. The Core Income Benefit is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This rider is not available for beneficiary IRA or deceased, nonqualified contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 50 or over and age 80 or younger at the time this rider is purchased. There is no guarantee that Core Income Benefit will be available for new purchasers in the future as we reserve the right to discontinue this benefit at
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any time. In addition, we may make different versions of Core Income Benefit available to new purchasers. This rider is not available in combination with any annuity payout option, including i4LIFE® Advantage offered in your contract.
Core Income Payment. The Core Income Payment is the amount that may be withdrawn from the contract each Benefit Year. As long as the Core Income Payment is not reduced to zero, these withdrawals may be taken for your lifetime (single life option) or the lifetimes of you and your surviving spouse (joint life option). Core Income Payment withdrawals are available when you (single life option) and the younger of you and your spouse (joint life option) are age 60. Core Income Payments are reduced if the first Core Income Payment is received when you (single life option) or the younger of you and your spouse (joint life option) are age 60 to age 64 and after the first death under the joint life option.
The initial Core Income Payment amount is calculated at the time the contract is issued, and is equal to a percentage of the initial Purchase Payment. The Core Income Payment will be recalculated upon a COLA increase, at the time the first Core Income Payment withdrawal is made, at the time of additional Purchase Payments and Excess Withdrawals, and after the first death under the joint life option, as described below.
The initial percentages applicable to Core Income Benefit elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial percentages for new Core Income Benefit elections may be higher or lower than the percentages for existing Contractowners that have elected the rider, but the percentages for existing Contractowners will not change. Percentages from previous effective periods are included in an Appendix to this prospectus.
The initial Core Income Payment percentages applicable to new contracts are set forth in a supplement to the prospectus, called a Rate Sheet. The Rate Sheet indicates the Core Income Payment percentages, the effective period, Cost of Living Adjustment (COLA) percentage, the Account Value percentage, Account Value withdrawal percentage, and the applicable Core Income Payment reduction percentages (all described below), and the date by which your application form must be signed and dated for a contract to be issued with those percentages. The percentages may change with each Rate Sheet and may be higher or lower than the percentages on the previous Rate Sheets. The percentages will not change more frequently than quarterly.
At least 10 days before the end of the indicated effective period, the percentages for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentages indicated in a Rate Sheet, your application must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, the current Rate Sheet will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional or online at www.LincolnFinancial.com.
The Core Income Payment is subject to a $500,000 maximum annually of the combined Core Income Payment, Guaranteed Annual Income and Maximum Annual Withdrawal values for all Lincoln annuity contracts and annuity riders, including annuity contracts with an affiliated company, for which the Contractowner/Annuitant (single life option) or the Contractowner/Annuitant and spouse (joint life option) is a measuring life.
Additional Purchase Payments. Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Core Income Payment amount by an amount equal to the applicable Core Income Payment percentage multiplied by the amount of the subsequent Purchase Payment. Additional Purchase Payments are limited after the first Benefit Year to $50,000 per Benefit Year. The Core Income Payment amount will be recalculated immediately after a Purchase Payment is added to the contract. If your additional Purchase Payment is made after the Core Income Payment was reduced, because of the reduction for ages 60 – 64 and/or because of the death of the first spouse under the joint life option, the applicable reduction percentage will also apply to the portion of the Core Income Payment attributable to the additional Purchase Payment.
This example illustrates the calculation of the Core Income Payment, assuming a 4% Core Income Payment percentage:
7/1/17 Contract is issued with $100,000. The initial Core Income Payment is $4,000 ($100,000 x 4%)
12/1/17 Additional Purchase Payment of $50,000 is made. Core Income Payment increases to $6,000 (($50,000 x 4%) + $4,000)
Cost of Living Adjustment (COLA). The Core Income Payment will automatically increase on each Benefit Year anniversary by a Cost of Living Adjustment (COLA). The current COLA percentage is set forth in the Rate Sheet. On each Benefit Year anniversary, the COLA increase is calculated using the Core Income Payment immediately prior to the calculation less the portion of the Core Income Payment attributed to additional Purchase Payments received in the preceding Benefit Year (adjusted for Excess Withdrawals), multiplied by the COLA percentage. Additional Purchase Payments received within 90 days of the rider effective date will be eligible for the COLA increase on the first Benefit Year anniversary.
This example illustrates the calculation of the COLA increase assuming a 2% COLA percentage:
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4/1/17 Contract issued with $100,000, setting the Core Income Payment at $4,000
5/1/17 Additional Purchase Payment of $25,000; Core Income Payment is $5,000
7/15/17 Additional Purchase Payment of $50,000; Core Income Payment is $7,000
4/1/18 Core Income Payment increases by 2% COLA; ($7,000 - $2,000) x (1 + .02) + $2,000 = $7,100
Withdrawals of Core Income Payments. At the time you make your first withdrawal on or after age 60 (your age or spouse’s age if younger), the Core Income Payment will be redetermined to the greater of:
a. The Core Income Payment immediately prior to this first withdrawal; or
b. The Contract Value at the time of this first withdrawal multiplied by the applicable Account Value percentage as set forth in the Rate Sheet.
The redetermined Core Income Payment will increase by the COLA on each Benefit Year anniversary for life.
If you (or the younger spouse if applicable) are at least age 60, but less than age 65 at the time of this redetermination, your Core Income Payment will be reduced by a reduction percentage set forth in the Rate Sheet. This is a permanent reduction in your Core Income Benefit. If you (or the younger spouse if applicable) are age 65 or older at the time of this redetermination, you will receive the full recalculated Core Income Payment.
This example illustrates the redetermination of the Core Income Payment and also the reduction for ages 60 through 64 assuming a 25% reduction percentage:
4/1/17 Contract issued with $150,000 setting the Core Income Payment at $6,000
2/1/18 Contractowner makes a $1,000 withdrawal; the Contract Value is $148,000
Recalculated Core Income Payment is the greater of: a) $6,000 or b) $5,920 ($148,000 x 4%) (assuming an Account Value Percentage of 4%)
If the Contractowner was age 63, the Core Income Payment would be $4,500 ($6,000 x 75%) (assuming a reduction percentage of 25%)
4/1/18 The Core Income Payment increases by the COLA; $4,500 x (1 + .02) = $4,590
Withdrawals in a Benefit Year equal to or less than the Core Income Payment amount will not reduce the Core Income Payment. All withdrawals you make, including financial planning fees, will decrease the Contract Value. If you do not withdraw the entire Core Income Payment during the Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance or contract and rider fees and charges, withdrawals equal to the Core Income Payment as increased by the COLA will continue automatically for your life (and your spouse’s life if applicable) under the Core Income Payment Annuity Payout Option. You will not be entitled to the Core Income Payment amount if the Core Income Payment or the Contract Value is reduced to zero as a result of an Excess Withdrawal. If the Contract Value is reduced to zero due to an Excess Withdrawal, the contract and rider will terminate.
On the Benefit Year anniversary following the death of the first spouse under the joint life option, the Core Income Payment is reduced by a percentage set forth in the Rate Sheet. This reduction percentage will also apply to the Account Value percentage calculation applicable at the time of the first withdrawal on or after age 60, if a death under the joint life option occurred prior to that calculation. The reduced Core Income Payment will be increased by the COLA on each Benefit Year anniversary for life. We reserve the right to recover from future Core Income Payments, any excess Core Income Payment amounts paid after the first Benefit Year anniversary after the first death under the joint life option.
Excess Withdrawals. Except as set forth below, Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Core Income Payment amount at the time of the withdrawal, or withdrawals made prior to age 60 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
Partial withdrawals to pay the fees associated with your financial plan made prior to age 55, or that exceed the Core Income Payment each year will be treated as Excess Withdrawals.
When an Excess Withdrawal occurs, the Core Income Payment is recalculated immediately after the withdrawal and is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Core Income Payment could be more than the dollar amount of the withdrawal. The Core Income Payment amount will be recalculated to equal the applicable Core Income Payment multiplied by the percentage reduction of the Contract Value due to the Excess Withdrawal.
We will provide you with quarterly statements that will include the Core Income Payment amount (as adjusted for the annual COLA, Excess Withdrawals, additional Purchase Payments and applicable reductions for withdrawals on or after age 60 and before age 65
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and the reduction after the first death under the joint life option) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your financial professional or call us at the number provided in the prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Core Income Payment amount:
4/1/17 Contract opened when the Contractowner is age 55 with $100,000 Purchase Payment, setting the Core Income Payment at $4,000 (assuming a 4% Core Income Payment percentage)
9/1/17 Excess Withdrawal of $10,000 is made. Contract Value at the time of the withdrawal is $120,000
The recalculated Core Income Payment is $4,000 x (1 – ($10,000 ÷ $120,000)) = $3,667
In a declining market, Excess Withdrawals may significantly reduce your Core Income Payment amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Core Income Payment is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Withdrawals of the following amounts are not considered Excess Withdrawals: Each Benefit Year, the excess of the Contract Value on the most recent Benefit Year anniversary times the Account Value withdrawal percentage, as set forth on the Rate Sheet, over the Core Income Payment amount is available for withdrawal without reducing the Core Income Payment. This additional withdrawal is available only if you or the younger spouse, if applicable, are at least age 60.
Withdrawals from IRA contracts will not be treated as Excess Withdrawals (even if they exceed the Core Income Payment amount or Account Value withdrawal percentage amount, if applicable) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1. Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2. The RMD calculation must be based only on the value in this contract; and
3. No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Core Income Payment amount or Account Value withdrawal percentage amount (if applicable), an additional amount up to the Core Income Payment amount or Account Value withdrawal percentage amount (if applicable) may be withdrawn.
If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Core Income Payment amount or Account Value withdrawal percentage amount (if applicable), including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. Distributions from nonqualified contracts that are includable in gross income are also generally taxed as ordinary income. See Federal Tax Matters for information on determining what amounts are includable in gross income.
Core Income Payment Annuity Payout Option. If you are required to take annuity payments because you have reached the maturity date of the contract, you have the option of electing the Core Income Payment Annuity Payout Option. If the Contract Value is reduced to zero and the Core Income Payment amount is greater than zero, you will receive the Core Income Payment Annuity Payout Option. If you are receiving the Core Income Payment Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible, the Death Benefit option in effect immediately prior to the effective date of the Core Income Payment Annuity Payout Option must be the Guarantee of Principal Death Benefit.
The Core Income Payment Annuity Payout Option is an Annuity Payout option under which the Contractowner (or spouse if applicable) will receive annual annuity payments equal to the Core Income Payment amount, increased by the COLA, for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). The reduction percentages will apply to the Core Income Payment Annuity Payouts after the first death under the joint life option. Contractowners may decide to choose the Core Income Payment Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Core Income Payment amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Core Income Payment amount and payments under the Core Income Payment Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Upon the death of the single life, Core Income Benefit will end and no further Core Income Payment amounts are available. Upon the first death under the joint life option, the Core Income Payment will be reduced by a
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percentage set forth in the Rate Sheet. Withdrawals up to the reduced Core Income Payment amount continue to be available for the life of the surviving spouse. The COLA will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Core Income Benefit will end and no further Core Income Payments are available.
Termination. The Contractowner may not terminate the rider unless the following occurs:
•	i4LIFE® Advantage or an annuitization option is elected (other than the Core Income Payment Annuity Payout Option);
•	death of the Contractowner under the single life option or the death of the surviving spouse under the joint life option;
•	when the Core Income Payment amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree; or
•	upon surrender or termination of the underlying annuity contract.
i4LIFE® Advantage option. When deciding whether to terminate Core Income Benefit and purchase i4LIFE® Advantage, you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Core Income Payments under Core Income Benefit. However, the i4LIFE® Advantage payments do not have a minimum guarantee and do not increase by the COLA like the Core Income Payments. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Core Income Benefit are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a written request to our Servicing Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
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If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, you will receive the i4LIFE® Advantage Guarantee of Principal Death Benefit (unless the Contract Value Death Benefit was previously in effect). The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began . See The Contracts – i4LIFE® Advantage Death Benefit.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units, and will be reduced by Regular Income Payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (AIR). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3% or 4% may be available. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full
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Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the Annuitant’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in. Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period, but only if the Contract Value Death Benefit was in effect prior to the election of i4LIFE® Advantage and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is in effect.
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i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments, Core Income Payments and other withdrawals where:
•	Regular Income Payments and Core Income Payments reduce the Death Benefit by the dollar amount of the payment; and
•	all other Excess Withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage. Withdrawals that were not treated as Excess Withdrawals under the Core Income Benefit will reduce the Death Benefit by the dollar amount of the withdrawal.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Regular Income Payment	$25,000
Account Value at the time of additional withdrawal	$150,000
Additional withdrawal	$15,000	($15,000/$150,000=10% withdrawal)

Death Benefit value after Regular Income Payment = $200,000 - $25,000 = $175,000
Reduction in Death Benefit value for withdrawal = $175,000 x 10% = $17,500
Death Benefit value after additional withdrawal = $175,000 - $17,500 = $157,500
The Regular Income Payment reduced the Death Benefit by $25,000 and the additional withdrawal caused a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value. You may not change this Death Benefit once it is elected.
General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the Account Value. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
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If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
Termination. For IRA contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Guarantee of Principal Death Benefit will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once it has been elected.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your financial professional may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Core Income Benefit may elect to annuitize their Core Income Payments under the Core Income Payment Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
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Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3% or 4% per year, as applied to the applicable mortality table. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Small Contract Surrenders
We may surrender your contract, in accordance with New York if:
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•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. We will not surrender your contract if you are receiving guaranteed payments from us under Core Income Benefit.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), each an affiliate of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to LFN and to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative or financial professional how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to
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take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. No commissions are paid to LFN in connection with the sale of this contract. However, Lincoln New York pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts that are sold through LFN may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Incentive or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources which include fees and charges imposed on your contract.
Compensation Paid to Unaffiliated Selling Firms. No commissions are paid in connection with the sale of this contract. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts. LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2017 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
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Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
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Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax advisor.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of investment in the contract not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income
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exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
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Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining
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whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
38

Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
39

•	deduction of any account fee or rider charges;
•	any rebalancing event under the portfolio rebalancing service;
•	any transfer or withdrawal under AWS; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
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Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Core IncomeSM Variable Annuity
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Core IncomeSM Variable Annuity.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
41

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with GOP			Contract Value DB
	Accumulation Unit value		Number of Accumulation Units	Accumulation Unit value		Number of Accumulation Units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation Unit value in dollars and Number of Accumulation Units in thousands)
Lincoln iShares® Fixed Income Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
Lincoln iShares® Global Growth Allocation Fund - Standard Class
2017	10.925	11.437	6	N/A	N/A	N/A
Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
2017	N/A	N/A	N/A	N/A	N/A	N/A
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Appendix B—Historical Rates for Core Income
Core Income Benefit Percentage
Core Income Benefit Percentage for applications signed between February 21, 2017 and April 14, 2017:
Single Life Option	Joint Life Option
4.00%	4.00%

COLA Percentage
COLA Percentage for applications signed between February 21, 2017 and April 14, 2017:
2.00%

Account Value Percentage
Account Value percentage for applications signed between February 21, 2017 and April 14, 2017:
Single Life Option	Joint Life Option
4.00%	4.00%

Account Value Withdrawal Percentage
Account Value Withdrawal percentage for applications signed between February 21, 2017 and April 14, 2017:
Single Life Option	Joint Life Option
4.00%	4.00%

Core Income Payment Reduction Percentage for Ages 60 – 64
Core Income Payment Reduction percentage for applications signed between February 21, 2017 and April 14, 2017:
Single Life Option	Joint Life Option
25.00%	25.00%

Death of First Measuring Life Reduction To Core Income Payment
Death of First Measuring Life Reduction percentage for applications signed between February 21, 2017 and April 14, 2017:
25.00%

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Lincoln Core IncomeSM Variable Annuity
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Core IncomeSM Variable Annuity prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2018. You may obtain a copy of the Lincoln Core IncomeSM Variable Annuity prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

Item	Page
Capital Markets	B-4
Advertising & Ratings	B-4
Unclaimed Property	B-4
Additional Services	B-5
Other Information	B-5
Financial Statements	B-5

This SAI is not a prospectus.
The date of this SAI is May 1, 2018.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln New York Account N for Variable Annuities comprised of the subaccounts described in the related appendix to the opinion, as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through investment professionals who offer investment advice for a fee. In addition, the Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Investment professionals of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $35,261,520, $25,882,250 and $26,124,671 to LFN and Selling Firms in 2015, 2016 and 2017, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through investment professionals who offer investment advice for a fee, and who may also be associated with broker-dealers. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
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•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
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A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other
B-4

jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2017 financial statements of the VAA and the December 31, 2017 financial statements of Lincoln New York appear on the following pages.
B-5

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2017 and 2016

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2017 and 2016, the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Adoption of New Accounting Standard

As discussed in Note 1 to the financial statements, in 2017 the Company changed its method of accounting for goodwill impairment.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996.

Philadelphia, Pennsylvania

April 2, 2018

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2017	2016
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2017 – $7,165; 2016 – $7,163)	$7,813	$7,561
Equity securities (cost: 2017 – $3; 2016 – $0)	2	-
Mortgage loans on real estate	764	670
Policy loans	282	303
Total investments	8,861	8,534
Cash and invested cash	65	161
Deferred acquisition costs and value of business acquired	559	611
Premiums and fees receivable	6	6
Accrued investment income	106	105
Reinsurance recoverables	420	439
Reinsurance related embedded derivatives	14	12
Goodwill	26	60
Other assets	1,620	1,635
Separate account assets	6,357	5,294
Total assets	$18,034	$16,857

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,525	$1,507
Other contract holder funds	5,585	5,596
Funds withheld reinsurance liabilities	1,464	1,467
Income taxes payable	316	474
Other liabilities	69	101
Separate account liabilities	6,357	5,294
Total liabilities	15,316	14,439

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,459	1,298
Accumulated other comprehensive income (loss)	318	179
Total stockholder’s equity	2,718	2,418
Total liabilities and stockholder’s equity	$18,034	$16,857

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Insurance premiums	$156	$152	$168
Fee income	338	334	322
Net investment income	416	423	422
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(1)	(26)	(15)
Portion of loss recognized in other comprehensive income	-	7	6
Net other-than-temporary impairment losses on securities recognized in earnings	(1)	(19)	(9)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(15)	(22)	(15)
Total realized gain (loss)	(16)	(41)	(24)
Other revenues	1	-	-
Total revenues	895	868	888
Expenses
Interest credited	202	201	203
Benefits	334	294	357
Commissions and other expenses	194	147	204
Impairment of intangibles	34	-	-
Total expenses	764	642	764
Income (loss) before taxes	131	226	124
Federal income tax expense (benefit)	(150)	70	36
Net income (loss)	281	156	88
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	139	86	(174)
Total other comprehensive income (loss), net of tax	139	86	(174)
Comprehensive income (loss)	$420	$242	$(86)

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2017	2016	2015

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,298	1,142	1,054
Net income (loss)	281	156	88
Common stock dividends declared	(120)	-	-
Balance as of end-of-year	1,459	1,298	1,142
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	179	93	267
Other comprehensive income (loss), net of tax	139	86	(174)
Balance as of end-of-year	318	179	93
Total stockholder’s equity as of end-of-year	$2,718	$2,418	$2,176

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2017	2016	2015
Cash Flows from Operating Activities
Net income (loss)	$281	$156	$88
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	18	(31)	26
Change in premiums and fees receivable	-	1	2
Change in accrued investment income	(1)	4	(5)
Change in future contract benefits and other contract holder funds	(246)	(235)	(60)
Change in reinsurance related assets and liabilities	59	53	(64)
Change in federal income tax accruals	(211)	91	(29)
Realized (gain) loss	16	41	24
Impairment of intangibles	34	-	-
Other	(13)	(1)	76
Net cash provided by (used in) operating activities	(63)	79	58

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(770)	(761)	(649)
Sales of available-for-sale securities	113	218	72
Maturities of available-for-sale securities	654	541	331
Issuance of mortgage loans on real estate	(136)	(119)	(64)
Repayment and maturities of mortgage loans on real estate	42	28	37
Issuance and repayment of policy loans, net	21	47	11
Net cash provided by (used in) investing activities	(76)	(46)	(262)

Cash Flows from Financing Activities
Deposits of fixed account values, including the fixed portion of variable	601	634	685
Withdrawals of fixed account values, including the fixed portion of variable	(335)	(401)	(357)
Transfers to and from separate accounts, net	(101)	(118)	(171)
Common stock issued for benefit plans	(2)	(2)	(2)
Dividends paid	(120)	-	-
Net cash provided by (used in) financing activities	43	113	155

Net increase (decrease) in cash and invested cash	(96)	146	(49)
Cash and invested cash as of beginning-of-year	161	15	64
Cash and invested cash as of end-of-year	$65	$161	$15

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability).  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 18 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of
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the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity

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security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield

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To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of

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the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

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Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

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Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance (“Modco”) agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  Prior to October 1, 2017, we performed a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units.  In Step 1 of the evaluation, if the fair value estimate of the reporting unit was greater than the carrying value, then the carrying value of the reporting unit was deemed to be recoverable, and Step 2 was not required.  If the fair value estimate was less than the carrying value, we applied Step 2 to determine the implied fair value of goodwill for the reporting unit.  If the implied fair value of the reporting unit’s goodwill was lower than its carrying amount, goodwill was impaired and written down to its fair value.

Effective with our early adoption of new accounting guidance for goodwill impairment during the fourth quarter of 2017, as discussed in Note 2, we perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value of the reporting unit is greater than the reporting unit’s carrying value, then the carrying value of the reporting unit is deemed to be recoverable.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.    Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25  years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

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Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

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With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2017 and 2016, participating policies comprised approximately 3% of the face amount of business in force, and dividend expenses were $21 million, $21 million and $24 million for the years ended December 31, 2017,  2016 and 2015, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

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Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other than temporary impairments of investments, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures.

Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2015 through 2017 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL.  Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

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Income Taxes

We file a U.S. consolidated income tax return with LNC and its subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-09, Improvements to Employee Share-Based Payment Accounting

These amendments require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled rather than through additional paid-in capital in the equity section of the balance sheet.  The amendments also permit an employer to repurchase an employee’s shares at the maximum statutory tax rate in the employee’s applicable jurisdiction for tax withholding purposes without triggering liability accounting.  Finally, the amendments permit entities to make a one-time accounting policy election to account for forfeitures as they occur.  Specific adoption methods depend on the issue being adopted and range from prospective to retrospective adoption.  Early adoption is permitted; however, all amendments must be adopted in the same period.  If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.

		Early adopted as of October 1, 2016	We recognized an income tax benefit of less than $1 million in federal income tax expense (benefit) in our Statements of Comprehensive Income (Loss) for the year ended December 31, 2016.
ASU 2016-06, Contingent Put and Call Options in Debt Instruments

The amendments clarify the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts.  Upon adoption of this ASU, entities will be required to assess embedded call and put options solely in accordance with the four-step decision sequence that was developed by the FASB Derivatives Implementation Group.  We adopted this ASU using a modified retrospective basis applied to existing debt instruments.

		January 1, 2017	The adoption of this ASU did not have an effect on our financial condition or results of operations.
ASU 2017-04, Simplifying the Test for Goodwill Impairment

These amendments eliminate the requirement in current GAAP to perform Step 2 of the goodwill impairment test in favor of only applying a quantitative test (referred to in previous guidance as Step 1).  As part of the quantitative test, the fair value of the reporting unit is compared with its carrying value, and an impairment charge is recognized when the carrying value exceeds the reporting unit’s fair value.  An entity still has the option to first perform a qualitative assessment of an individual reporting unit to determine if the quantitative assessment in is necessary.  ASU 2017-04 should be adopted prospectively, and early adoption is permitted on impairment testing dates after January 1, 2017.

Early adopted as of our October 1, 2017 goodwill impairment measurement date. There were no impairment indicators during the first three quarters of 2017.

We recognized a goodwill impairment of $34 million during the fourth quarter of 2017 related to our Life Insurance segment reported in the impairment of intangibles line item on our Statements of Comprehensive Income (Loss).  For more information regarding our goodwill impairment, see Note 8.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Although these amendments will supersede nearly all existing revenue recognition guidance under GAAP, ASU 2014-09 will not amend the accounting for insurance and investment contracts recognized in accordance with ASC Topic 944, Financial Services – Insurance, leases, financial instruments and guarantees.  Retrospective, or modified retrospective, application is required.

January 1, 2018

Our revenue within the scope of this standard primarily includes commissions and advisory fees earned by our broker dealer operation.  We will adopt this ASU using the modified retrospective method.  The adoption of ASU 2014-09 will not have a material impact on our financial condition or results of operations.

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income in the period of the change in fair value.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments will be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings in the period of adoption.  Financial statement disclosures will be updated prospectively.

January 1, 2018

The current carrying value of our equity securities within the scope of ASU 2016-01 is $2 million. Upon adoption, we will prospectively recognize the change in fair value of these equity securities in current period earnings.  The cumulative effective adjustment of adopting ASU 2016-01 will not have a material impact on our financial condition.

ASU 2016-08, Principal versus Agent Considerations (Reporting Revenue Gross versus Net)

These amendments clarify the implementation guidance on principal versus agent considerations in ASU 2014-09, including how an entity should identify the unit of accounting for the principal versus agent evaluation.  In addition, the amendments clarify how to apply the control principle to certain types of arrangements, such as service transactions, by explaining what a principal controls before the good or service is transferred to the customer.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-10, Identifying Performance Obligations and Licensing

These amendments clarify, among other things, the accounting guidance in ASU 2014-09 regarding how an entity will determine whether promised goods or services are separately identifiable, which is an important consideration in determining whether to account for goods or services as a separate performance obligation.   Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-12, Narrow Scope Improvements and Practical Expedients

The standard update amends the revenue recognition guidance in ASU 2014-09 related to transition, collectability, noncash consideration and the presentation of sales and other similar taxes. The amendments clarify that, for a contract to be considered completed at transition, substantially all of the revenue must have been recognized under current GAAP.  The amendments also clarify how an entity should evaluate the collectability threshold and when an entity can recognize nonrefundable consideration received as revenue if an arrangement does not meet the standard’s contract criteria.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments

These amendments adopt a new model to measure and recognize credit losses for most financial assets.  The method used to measure estimated credit losses for AFS debt securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those debt securities.  The amendments will permit entities to recognize improvements in credit loss estimates on AFS debt securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations, with a primary focus on our fixed maturity securities, mortgage loans and reinsurance recoverables.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments

These amendments clarify the classification of eight specific cash flow issues in an entity’s statement of cash flows where it was determined by the FASB that there is diversity in practice.  Early adoption of the amendments is permitted, and retrospective transition is required for each period presented in the statement of cash flows.

		January 1, 2018	We will amend classifications in our Statements of Cash Flows upon adoption of this ASU.
ASU 2016-16, Intra-Entity Asset Transfers Other Than Inventory

This amendment requires an entity to recognize current and deferred income taxes for an intra-entity asset transfer, other than inventory, when the transfer occurs, thereby eliminating the current GAAP exception that prohibits the recognition of income taxes until the asset has been sold to an outside party.  Early adoption is permitted as of the beginning of the annual reporting period for which financial statements have not been issued.

		January 1, 2018	This amendment is not expected to have a material impact on our financial condition or results of operations.
ASU 2016-18, Restricted Cash

This amendment requires that amounts generally described as restricted cash and restricted cash equivalents should be included within cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  Early adoption is permitted using a retrospective transition method applied to each period presented.

		January 1, 2018	We will provide these additional disclosures in our Statements of Cash Flows upon the adoption date as applicable.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers

These amendments clarify 13 issues related to the adoption of ASU 2014-09.  The most significant issue of these amendments for us is the clarification that all contracts within the scope of Topic 944 are excluded from the scope of ASU 2014-09, rather than just insurance contracts as described in ASU 2014-09.  Transition requirements are consistent with ASU 2014-09.

		January 1, 2018	See comments under ASU 2014-09 for more information.
ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

These amendments require that an entity report the service cost component of employee pension and postretirement benefit plans in the same line item as other compensation costs from services rendered by the applicable employees during the period.  The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations.  ASU 2017-07 requires retrospective adoption related to the presentation of net periodic pension cost and postretirement benefit cost.

		January 1, 2018	The adoption of this ASU will not have an effect on our financial condition or results of operations.
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative-effect adjustment to the beginning balance of retained earnings.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our financial condition or results of operations.
ASU 2017-09, Compensation – Stock Compensation: Scope of Modification Accounting

These amendments provide guidance when changes to the terms or conditions of a share-based payment award would require modification accounting.  An entity should account for the effects of a modification unless the following are the same immediately before and after the modification:  (a) the fair value of the award, (b) the vesting conditions of the award and (c) the classification of the award as an equity instrument or a liability instrument.  These amendments are to be applied prospectively to awards modified on or after the effective date.  Early adoption is permitted.

		January 1, 2018	The impacts of adopting this standard are prospective. The adoption of this ASU will not impact our financial condition or results of operations.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our financial condition or results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2018-02, Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income

These amendments allow a reclassification from AOCI to retained earnings for stranded tax effects associated with the change in the federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) of 2017.  An entity that elects to reclassify these amounts must reclassify the stranded tax effects related to the change in the federal corporate income tax rate for all items accounted for in OCI.  Additional disclosures will be required for entities that elect to reclassify stranded tax effects.  The ASU is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years and early adoption is permitted.  An entity that elects to early adopt in an annual or interim period after the period of enactment can choose to apply the ASU retrospective to each period impacted or in the period of adoption.

		January 1, 2018	Upon adoption of this ASU, we will reclassify approximately $60 million of stranded tax effects resulting from the new federal income rate from AOCI to retained earnings.

3.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

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The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2017
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$6,310	$591	$36	$-	$6,865
ABS	93	1	3	(4)	95
U.S. government bonds	20	3	-	-	23
Foreign government bonds	33	4	-	-	37
RMBS	274	14	3	(3)	288
CMBS	17	1	-	-	18
CLOs	24	-	-	-	24
State and municipal bonds	349	63	1	-	411
Hybrid and redeemable preferred securities	45	8	1	-	52
Total fixed maturity AFS securities	7,165	685	44	(7)	7,813
Equity securities	3	-	1	-	2
Total AFS securities	$7,168	$685	$45	$(7)	$7,815

	As of December 31, 2016
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$6,304	$430	$103	$-	$6,631
ABS	111	2	3	(1)	111
U.S. government bonds	26	3	-	-	29
Foreign government bonds	35	4	-	-	39
RMBS	284	19	4	(1)	300
CMBS	21	1	-	-	22
CLOs	21	-	-	-	21
State and municipal bonds	315	48	2	-	361
Hybrid and redeemable preferred securities	46	5	4	-	47
Total fixed maturity AFS securities	$7,163	$512	$116	$(2)	$7,561

(1)	Includes unrealized (gains) and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2017, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$265	$268
Due after one year through five years	1,348	1,395
Due after five years through ten years	973	1,035
Due after ten years	4,171	4,690
Subtotal	6,757	7,388
Structured securities (ABS, MBS, CLOs)	408	425
Total fixed maturity AFS securities	$7,165	$7,813

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2017
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$269	$3	$461	$33	$730	$36
ABS	9	1	25	5	34	6
RMBS	14	-	45	3	59	3
State and municipal bonds	1	-	11	1	12	1
Hybrid and redeemable
preferred securities	4	-	13	1	17	1
Total fixed maturity AFS securities	297	4	555	43	852	47
Equity securities	2	1	-	-	2	1
Total AFS securities	$299	$5	$555	$43	$854	$48

Total number of AFS securities in an unrealized loss position						179

	As of December 31, 2016
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$1,296	$56	$266	$47	$1,562	$103
ABS	7	-	56	7	63	7
RMBS	56	4	12	-	68	4
State and municipal bonds	28	2	3	-	31	2
Hybrid and redeemable
preferred securities	4	-	12	4	16	4
Total fixed maturity AFS securities	$1,391	$62	$349	$58	$1,740	$120

Total number of AFS securities in an unrealized loss position						350

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2017
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$11	$4	$-	4
Nine months or greater, but less than twelve months	1	1	-	1
Twelve months or greater	46	14	2	10
Total	$58	$19	$2	15

	As of December 31, 2016
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$24	$8	$-	4
Twelve months or greater	78	31	3	17
Total	$102	$39	$3	21

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities decreased $72 million for the year ended December 31, 2017.  As discussed further below, we believe the unrealized loss position as of December 31, 2017, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2017, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2017, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2017, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$47	$42	$43
Increases attributable to:
Credit losses on securities for which an OTTI
was not previously recognized	1	18	4
Credit losses on securities for which an OTTI
was previously recognized	-	2	2
Decreases attributable to:
Securities sold, paid down or matured	(9)	(15)	(7)
Balance as of end-of-year	$39	$47	$42

During 2017, 2016 and 2015, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York and California, which accounted for 64% and 11%, respectively, as of December 31, 2017 and 68% and 9% as of December 31, 2016, respectively.

There were no past due or impaired mortgage loans on real estate as of December 31, 2017 and 2016.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2017			As of December 31, 2016
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$728	95.3%	2.78	$640	95.5%	2.69
65% to 74%	36	4.7%	1.54	30	4.5%	1.51
Total mortgage loans on real estate	$764	100.0%		$670	100.0%

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Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities	$358	$371	$375
Mortgage loans on real estate	30	26	26
Policy loans	18	19	21
Invested cash	1	-	-
Commercial mortgage loan prepayment and bond make-whole premiums	11	11	5
Consent fees	1	-	-
Investment income	419	427	427
Investment expense	(3)	(4)	(5)
Net investment income	$416	$423	$422

Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Fixed maturity AFS securities:
Gross gains	$-	$4	$2
Gross losses	(2)	(32)	(16)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	(1)	(1)	-
Total realized gain (loss) related to certain investments, pre-tax	$(3)	$(29)	$(14)

Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(1)	$(18)	$(8)
ABS	-	(1)	(2)
RMBS	-	(1)	(1)
Gross OTTI recognized in net income (loss)	(1)	(20)	(11)
Associated amortization of DAC, VOBA, DSI and DFEL	-	1	2
Net OTTI recognized in net income (loss), pre-tax	$(1)	$(19)	$(9)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$-	$10	$7
Change in DAC, VOBA, DSI and DFEL	-	(3)	(1)
Net portion of OTTI recognized in OCI, pre-tax	$-	$7	$6

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2017 and 2016, we reviewed our corporate bond and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS

As of December 31, 2017 and 2016, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based

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on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

Investment Commitments

As of December 31, 2017, our investment commitments were $27 million, all of which related to mortgage loans.

Concentrations of Financial Instruments

As of December 31, 2017 and 2016, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $124 million and $161 million, respectively, or 1% and 2%, respectively, of our invested assets portfolio, and our investments in securities issued by Ecolab Inc. and the Federal National Mortgage Association with fair values of $47 million and $91 million, respectively, or approximately 1% of our invested assets portfolio.

As of December 31, 2017 and 2016, our most significant investments in one industry were our investment securities in the consumer non-cyclical industry with a fair value of $1.3 billion and $1.2 billion, respectively, or 14% of our invested assets portfolio, and our investments in the utilities industry with a fair value of $1.2 billion and $1.1 billion, or 13% of our invested assets portfolio.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair value of $15 million and $13 million as of December 31, 2017 and 2016, respectively.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 17 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.    While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the

26

hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).    We calculate the value of the benefit reserves and embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and Indexed Universal Life Contracts Embedded Derivatives

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2017			As of December 31, 2016
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts	$50	$-	$-	$-	$-	$-
Non-Qualifying Hedges
Embedded derivatives:
GLB direct (1) (2)	-	21	-	-	-	38
GLB ceded (1) (2)	-	-	21	-	38	-
Reinsurance related (3)	-	14	-	-	12	-
Indexed annuity and IUL contracts (4)	-	-	2	-	-	1
Total embedded derivative instruments	$50	$35	$23	$-	$50	$39

(1)	Reported in other assets on our Balance Sheets.
(2)	Reported in other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2017
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$-	$50	$-	$-	$-	$50
Total derivative instruments
with notional amounts	$-	$50	$-	$-	$-	$50

(1)	As of December 31, 2017, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was March 2020.

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The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$-	$-	$-
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period:
Cash flow hedges:
Interest rate contracts	1	-	-
Balance as of end-of-year	$1	$-	$-

The gains (losses) on embedded derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Indexed annuity and IUL contracts (1)	-	1	-
Total embedded derivative instruments	$-	$1	$-

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2017, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR.  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2017, the NPR adjustment was less than $1 million.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements.  A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  Our ISDA agreements are supported by credit support annexes requiring the parties to collateralize outstanding exposures.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  As of December 31, 2017, and December 31, 2016, our exposure was zero.

Balance Sheet Offsetting

As of December 31, 2017, and December 31, 2016, the offset on our Balance Sheets associated with our derivative instruments was less than $1 million.  There is no offsetting on our Balance Sheets associated with our embedded derivative instruments.

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Current	$72	$(49)	$31
Deferred	(222)	119	5
Federal income tax expense (benefit)	$(150)	$70	$36

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A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Tax rate times pre-tax income	$46	$79	$43
Effect of:
Tax-preferred investment income	(8)	(8)	(6)
Tax credits	(1)	(1)	(1)
Goodwill impairment	12	-	-
Deferred tax impact from the Tax Cuts
and Jobs Act	(197)	-	-
Other items	(2)	-	-
Federal income tax expense (benefit)	$(150)	$70	$36
Effective tax rate	-115%	31%	29%

The effective tax rate is the ratio of tax expense (benefit) over pre-tax income (loss).  The tax-preferred investment income relates primarily to the separate account dividends-received deduction.  The tax benefit associated with the separate account dividends-received deduction was $8 million, $8 million and $6 million for the years ended December 31, 2017, 2016 and 2015.  The benefit for tax credits in 2017, 2016 and 2015 is attributable to foreign tax credits.

As a result of the enactment of the Tax Act on December 22, 2017, we remeasured our existing deferred tax balances at the new 21% marginal corporate income tax rate and recognized $197  million in tax benefit in 2017.  We continue to review and analyze the provisions of the Tax Act, including the actual and potential impact of the reduction in the U.S. federal corporate income tax rate and the impact of specific life insurance provisions on our financial statements.  The impact of the Tax Act may differ from existing amounts due to, among other things, changes in interpretations and assumptions we have made and guidance that may be issued by regulatory authorities.  The Securities and Exchange Commission has issued rules that allow for a one year measurement period after the enactment of the Tax Act to finalize calculations and recording of the related tax impacts.  While we do not anticipate any significant changes to the amounts recorded as of December 31, 2017, any adjustments to amounts recorded as a result of the Tax Act will be made during 2018.  We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2017	2016
Current	$(3)	$8
Deferred	(313)	(474)
Total federal income tax asset (liability)	$(316)	$(466)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2017	2016
Deferred Tax Assets
Investment activity	$2	$-
Other	1	1
Total deferred tax assets	$3	$1
Deferred Tax Liabilities
DAC	$54	$101
VOBA	39	79
Net unrealized gain on AFS securities	136	139
Investment activity	-	5
Future contract benefits and other contract holder funds	78	141
Other	9	10
Total deferred tax liabilities	$316	$475
Net deferred tax asset (liability)	$(313)	$(474)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.

29

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2017 and 2016, we did not have any material unrecognized tax benefits, therefore, did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2017, 2016 and 2015, we do not recognize any interest and penalty expense related to uncertain tax positions. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2014 and forward remain open.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$386	$439	$377
Deferrals	53	54	67
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(46)	(54)	(47)
Unlocking	4	(15)	(16)
Adjustment related to realized (gains) losses	(3)	-	(2)
Adjustment related to unrealized (gains) losses	(22)	(38)	60
Balance as of end-of-year	$372	$386	$439

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$225	$137	$89
Deferrals	-	-	-
Amortization:
Amortization, excluding unlocking	(34)	(33)	(29)
Unlocking	4	72	(9)
Accretion of interest (1)	13	10	10
Adjustment related to unrealized (gains) losses	(21)	39	76
Balance as of end-of-year	$187	$225	$137

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2017, was as follows:

2018	$23
2019	22
2020	21
2021	20
2022	18

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$9	$10	$10
Deferrals	1	-	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(1)	(2)
Adjustment related to unrealized (gains) losses	-	-	1
Balance as of end-of-year	$8	$9	$10

30

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$131	$125	$85
Deferrals	23	23	24
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(11)	(20)	(15)
Unlocking	(1)	(1)	(8)
Adjustment related to realized (gains) losses	(1)	2	-
Adjustment related to unrealized (gains) losses	(12)	2	39
Balance as of end-of-year	$129	$131	$125

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2017	2016	2015
Direct insurance premiums and fee income	$673	$660	$658
Reinsurance ceded	(179)	(174)	(168)
Total insurance premiums and fee income	$494	$486	$490

Direct insurance benefits	$525	$494	$564
Reinsurance recoveries netted against benefits	(191)	(200)	(207)
Total benefits	$334	$294	$357

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 20, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2017,  the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 30% of the mortality risk on newly issued life insurance contracts in 2017.  Approximately 41% of our total individual life in-force amount was reinsured as of December 31, 2017 and 2016.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2017 and 2016, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.    Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $420 million and $439 million as of December 31, 2017 and 2016, respectively.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2017
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	(34)	-
Total goodwill	$162	$(102)	$(34)	$26

	For the Year Ended December 31, 2016
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	-	34
Total goodwill	$162	$(102)	$-	$60

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities, Retirement Plan Services and Group Protection reporting units had fair values that exceeded the carrying value of each reporting unit.  As discussed in Note 2, our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $34 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2017		As of December 31, 2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$3	$7	$3

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2017.

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9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2017 (1)	2016 (1)
Return of Net Deposits
Total account value	$4,521	$4,026
Net amount at risk (2)	2	42
Average attained age of contract holders	62 years	61 years

Minimum Return
Average attained age of contract holders	87 years	86 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,312	$1,219
Net amount at risk (2)	4	30
Average attained age of contract holders	68 years	68 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2017	2016	2015
Balance as of beginning-of-year	$3	$3	$2
Changes in reserves	-	1	2
Benefits paid	-	(1)	(1)
Balance as of end-of-year	$3	$3	$3

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2017	2016
Asset Type
Domestic equity	$2,235	$1,907
International equity	817	681
Fixed income	1,833	1,747
Total	$4,885	$4,335

Percent of total variable annuity
separate account values	91%	92%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 32% and 31% of total life insurance in-force reserves as of December 31, 2017 and 2016, respectively.

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10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2017.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Helen Hanks v. The Lincoln Life and Annuity Company of New York and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 16cv6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  We are vigorously defending this matter.

Swenson, et al. v. The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln National Corporation, Voya Retirement Insurance and Annuity Company, and Voya Financial, Inc., filed in the U.S. District Court for the Southern District of New York, No. 1:17-cv-04843, is a civil action filed on February 1, 2017.  Plaintiffs own universal life insurance policies originally issued by Aetna (now Voya).  Plaintiffs alleged that LNL breached the terms of policyholders’ contracts when it increased cost of insurance rates beginning in 2016.  Plaintiffs voluntarily dismissed this action without prejudice on November 14, 2017.

Commitments

Vulnerability from Concentrations

As of December 31, 2017, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the year ended December 31, 2017, approximately 91% of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(5) million and $(6) million as of December 31, 2017 and 2016, respectively.

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11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$173	$93	$262
Unrealized holding gains (losses) arising during the year	242	95	(456)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(44)	1	173
Income tax benefit (expense)	(63)	(35)	105
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(2)	(28)	(14)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(2)	-
Income tax benefit (expense)	1	11	5
Balance as of end-of-year	$310	$173	$93
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$5	$(1)	$4
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	-	(10)	(7)
Change in DAC, VOBA, DSI and DFEL	-	3	1
Income tax benefit (expense)	-	2	(3)
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	5	12	8
Change in DAC, VOBA, DSI and DFEL	(1)	1	(2)
Income tax benefit (expense)	(2)	(2)	(2)
Balance as of end-of-year	$7	$5	$(1)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$1	$1
Balance as of end-of-year	$1	$1	$1

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2017	2016	2015
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(2)	$(28)	$(14)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	(1)	(2)	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(3)	(30)	(14)	operations before taxes
Income tax benefit (expense)	1	11	5	Federal income tax expense (benefit)
Reclassification, net of income tax	$(2)	$(19)	$(9)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$-	$1	$1	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	-	1	1	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$-	$1	$1	Net income (loss)

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12.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Total realized gain (loss) related to certain investments (1)	$(3)	$(29)	$(14)
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(11)	(10)	(9)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	(1)
Total realized gain (loss)	$(16)	$(41)	$(24)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 3.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2017	2016	2015
Commissions	$77	$77	$91
General and administrative expenses	80	82	73
Expenses associated with reserve financing and unrelated letters of credit	10	5	-
DAC and VOBA deferrals and interest, net of amortization	6	(34)	24
Taxes, licenses and fees	21	17	16
Total	$194	$147	$204

14.  Retirement and Deferred Compensation Plans

We participate in the following retirement and deferred compensation plans:

•	Defined benefit pension plans for certain employees and agents;
•	Other postretirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

These plans are sponsored by LNC and LNL.  Our expense for these plans was not material for the years ended December 31, 2017, 2016 and 2015.

15.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to service-vested shares), stock appreciation rights and restricted stock units.  LNC issues new shares to satisfy option exercises.  Total compensation expense for stock-based incentive plans was not material for the years ended December 31, 2017, 2016, and 2015.

16.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

36

Specified statutory information (in millions) was as follows:

	As of December 31,
	2017	2016
U.S. capital and surplus	$1,187	$1,207

	For the Years Ended December 31,
	2017	2016	2015
U.S. net gain (loss) from operations, after-tax	$238	$395	$(50)
U.S. net income (loss)	237	379	(55)

Comparison of 2017 to 2016

Statutory net income (loss) decreased due primarily to increased reserve strain on certain annuity products and increased taxes incurred related to reinsurance transactions, partially offset by increased ceded commission allowances and higher fees on separate accounts.

Comparison of 2016 to 2015

Statutory net income (loss) increased due primarily to changes in estimate on reserves for certain products and gains related to reinsurance transactions.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effect on statutory surplus compared to NAIC statutory surplus from the use of this prescribed practice (in millions) was as follows:

	As of December 31,
	2017	2016
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(2)

During the third quarter of 2013, the New York State Department of Financial Services announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, which was effective as of December 31, 2013, impacts the Company.  Although the Company discontinued the sale of these products in early 2013, the change affected those policies previously sold. We began phasing in the increase in reserves in 2013 at $90 million per year over five years. As of December 31, 2017, we completed the phased in increase in reserves over five years, for a total of $450 million.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2017, the Company’s RBC ratio was approximately ten times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of $118 million in 2018 without New York Department of Insurance approval.

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17.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2017		As of December 31, 2016
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities:
Fixed maturity securities	$7,813	$7,813	$7,561	$7,561
Equity securities	2	2	-	-
Mortgage loans on real estate	764	773	670	666
Cash and invested cash	65	65	161	161
Reinsurance related embedded derivatives	14	14	12	12
Other assets:
GLB direct embedded derivatives	21	21	-	-
GLB ceded embedded derivatives (1)	-	-	38	38
Separate account assets	6,357	6,357	5,294	5,294

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2)	(2)	(1)	(1)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(34)	(34)	(39)	(39)
Account values of certain investment contracts	(1,281)	(1,499)	(1,273)	(1,474)
Other liabilities:
GLB direct embedded derivatives	-	-	(38)	(38)
GLB ceded embedded derivatives (1)	(21)	(21)	-	-

(1)	GLB reserves embedded derivatives are fully ceded to LNL.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2017 and 2016, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

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Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 or 2016, and we noted no changes in our valuation methodologies between these periods. The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2017
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,776	$89	$6,865
ABS	-	94	1	95
U.S. government bonds	23	-	-	23
Foreign government bonds	-	35	2	37
RMBS	-	283	5	288
CMBS	-	18	-	18
CLOs	-	19	5	24
State and municipal bonds	-	411	-	411
Hybrid and redeemable preferred securities	-	50	2	52
Equity AFS securities	2	-	-	2
Cash and invested cash	-	65	-	65
Reinsurance related embedded derivatives	-	14	-	14
Other assets – GLB direct embedded derivatives	-	-	21	21
Separate account assets	49	6,308	-	6,357
Total assets	$74	$14,073	$125	$14,272

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB ceded embedded derivatives	-	-	(21)	(21)
Total liabilities	$-	$-	$(23)	$(23)

39

	As of December 31, 2016
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,559	$72	$6,631
ABS	-	110	1	111
U.S. government bonds	28	1	-	29
Foreign government bonds	-	37	2	39
RMBS	-	300	-	300
CMBS	-	22	-	22
CLOs	-	21	-	21
State and municipal bonds	-	361	-	361
Hybrid and redeemable preferred securities	-	45	2	47
Cash and invested cash	-	161	-	161
Reinsurance related embedded derivatives	-	12	-	12
Other assets – GLB ceded embedded derivatives	-	-	38	38
Separate account assets	51	5,243	-	5,294
Total assets	$79	$12,872	$115	$13,066

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1)	$(1)
Other liabilities – GLB direct embedded derivatives	-	-	(38)	(38)
Total liabilities	$-	$-	$(39)	$(39)

40

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$72	$3	$7	$(8)	$15	$89
ABS	1	-	-	-	-	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(2)	5
CLOs	-	-	-	7	(2)	5
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (3)
GLB direct embedded derivatives	-	21	-	-	-	21
GLB ceded embedded derivatives	38	(38)	-	-	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(1)	(1)	-	-	-	(2)
Other liabilities: (3)
GLB direct embedded derivatives	(38)	38				-
GLB ceded embedded derivatives	-	(21)	-	-	-	(21)
Total, net	$76	$2	$7	$6	$11	$102

	For the Year Ended December 31, 2016
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$62	$5	$2	$3	$-	$72
ABS	-	-	-	-	1	1
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(7)	-
CMBS	1	-	-	(1)	-	-
CLOs	11	-	-	10	(21)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets - GLB ceded
embedded derivatives (3)	71	(33)	-	-	-	38
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	1	-	-	-	(1)
Other liabilities – GLB direct
embedded derivatives (3)	(71)	33	-	-	-	(38)
Total, net	$76	$6	$2	$19	$(27)	$76

41

	For the Year Ended December 31, 2015
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other	Net	Net (1)	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$66	$4	$(8)	$(12)	$12	$62
Foreign government bonds	2	-	-	-	-	2
CMBS	1	1	1	(1)	(1)	1
CLOs	11	-	-	5	(5)	11
Hybrid and redeemable
preferred securities	-	-	1	-	1	2
Other assets - GLB ceded
embedded derivatives (3)	34	37	-	-	-	71
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (3)	(2)	-	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (3)	(34)	(37)	-	-	-	(71)
Total, net	$78	$5	$(6)	$(8)	$7	$76

(1)

Transfers into or out of Level 3 for AFS are displayed at amortized cost as of the beginning-of-year.  For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(2)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(3)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$(5)	$-	$(1)	$(3)	$(8)
RMBS	7	-	-	-	-	7
CLOs	7	-	-	-	-	7
Total, net	$15	$(5)	$-	$(1)	$(3)	$6

	For the Year Ended December 31, 2016
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$13	$-	$-	$(1)	$(9)	$3
RMBS	7	-	-	-	-	7
CMBS	-	(1)	-	-	-	(1)
CLOs	10	-	-	-	-	10
Total, net	$30	$(1)	$-	$(1)	$(9)	$19

42

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(4)	$(7)	$(1)	$-	$(12)
CMBS	-	-	-	(1)	-	(1)
CLOs	5	-	-	-	-	5
Total, net	$5	$(4)	$(7)	$(2)	$-	$(8)

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Embedded derivatives:
Other assets – GLB direct and ceded	$86	$54	$16
Other liabilities – GLB direct and ceded	(86)	(54)	(16)
Total, net (1)	$-	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

43

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$15	$-	$15
RMBS	-	(2)	(2)
CLOs	3	(5)	(2)
Total, net	$18	$(7)	$11

	For the Year Ended December 31, 2016
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$16	$(16)	$-
ABS	1	-	1
RMBS	-	(7)	(7)
CLOs	-	(21)	(21)
Total, net	$17	$(44)	$(27)

	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$12	$-	$12
CMBS	-	(1)	(1)
CLOs	-	(5)	(5)
Hybrid and redeemable preferred securities	1	-	1
Total, net	$13	$(6)	$7

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended  December 31, 2017,  2016 and 2015, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2017, 2016 and 2015, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

44

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2017:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$80	Discounted cash flow	Liquidity/duration adjustment (1)	1.4%	-	21.0%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	2.3%	-	2.3%
Other assets – GLB direct
embedded derivatives	21	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(2)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB ceded
embedded derivatives	(21)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.25%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

45

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives –  Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

18.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL; and
▪	The net valuation premium of the GLB attributed rider fees;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act. 46

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2017	2016	2015
Revenues
Operating revenues:
Annuities	$170	$164	$161
Retirement Plan Services	67	66	63
Life Insurance	572	597	602
Group Protection	81	80	94
Other Operations	30	10	1
Excluded realized gain (loss), pre-tax	(25)	(49)	(33)
Total revenues	$895	$868	$888

	For the Years Ended December 31,
	2017	2016	2015
Net Income (Loss)
Income (loss) from operations:
Annuities	$54	$47	$46
Retirement Plan Services	2	3	3
Life Insurance	57	131	60
Group Protection	2	2	(1)
Other Operations	20	5	1
Excluded realized gain (loss), after-tax	(17)	(32)	(21)
Net impact from the Tax Cuts and Jobs Act	197	-	-
Impairment of intangibles, after-tax	(34)	-	-
Net income (loss)	$281	$156	$88

47

	For the Years Ended December 31,
	2017	2016	2015
Net Investment Income
Annuities	$41	$49	$51
Retirement Plan Services	58	59	56
Life Insurance	279	295	305
Group Protection	8	10	9
Other Operations	30	10	1
Total net investment income	$416	$423	$422

	For the Years Ended December 31,
	2017	2016	2015
Amortization of DAC and VOBA, Net of Interest
Annuities	$19	$17	$14
Retirement Plan Services	1	1	-
Life Insurance	36	(3)	73
Group Protection	3	5	4
Total amortization of DAC and VOBA, net of interest	$59	$20	$91

	For the Years Ended December 31,
	2017	2016	2015
Federal Income Tax Expense (Benefit)
Annuities	$14	$12	$16
Retirement Plan Services	-	1	1
Life Insurance	30	70	31
Group Protection	1	1	(1)
Other Operations	11	3	-
Excluded realized gain (loss)	(9)	(17)	(11)
Net impact from the Tax Cuts and Jobs Act	(197)	-	-
Total federal income tax expense (benefit)	$(150)	$70	$36

	As of December 31,
	2017	2016
Assets
Annuities	$6,138	$5,647
Retirement Plan Services	2,305	1,976
Life Insurance	8,626	8,290
Group Protection	157	167
Other Operations	808	777
Total assets	$18,034	$16,857

19.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2017	2016	2015
Income taxes paid (received)	$61	$(21)	$65

48

20.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2017	2016
Assets with affiliates:
Service agreement receivable	$15	$2	Other assets
Ceded reinsurance contracts	57	52	Reinsurance recoverables
Ceded reinsurance contracts	14	12	Reinsurance related embedded derivatives
Ceded reinsurance contracts	9	47	Other assets

Liabilities with affiliates:
Service agreement payable	-	5	Other liabilities
Ceded reinsurance contracts	24	3	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2017	2016	2015
Revenues with affiliates:
Premiums received on assumed (paid on ceded)	$(5)	$(6)	$(6)	Insurance premiums
reinsurance contracts
Fees for management of general account	(3)	(4)	(5)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(59)	(33)	37	Realized gain (loss)
Other gains (losses)	46	21	(48)	Realized gain (loss)

Benefits and expenses with affiliates:
Benefits on assumed (recoveries on ceded)	(4)	(10)	(9)	Benefits
reinsurance contracts
Service agreement payments	77	80	68	Commissions and
				other expenses

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  investments by product, assets under management, weighted policies in force, headcount and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and Lincoln National Reinsurance Company (Barbados) Ltd., a wholly-owned subsidiary of LNC.  As discussed in Note  4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

21.  Subsequent Events

Management evaluated subsequent events for the Company through April 2, 2018, the date the financial statements were available to be issued.  On March 21, 2018, LLANY paid a cash dividend in the amount of $118 million to LNL.  Management identified no other items or events required for disclosure.

49

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$2,397,405	$—	$2,397,405	$10	$333	$2,397,062
AB VPS Large Cap Growth Portfolio - Class B	351,562	—	351,562	—	44	351,518
AB VPS Small/Mid Cap Value Portfolio - Class B	10,674,850	—	10,674,850	1,189	1,463	10,672,198
ALPS/Alerian Energy Infrastructure Portfolio - Class III	237,342	—	237,342	—	26	237,316
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	93,144	—	93,144	—	10	93,134
ALPS/Stadion Core ETF Portfolio - Class III	635,738	—	635,738	31	67	635,640
ALPS/Stadion Tactical Growth Portfolio - Class III	157,925	—	157,925	—	15	157,910
American Century VP Balanced Fund - Class II	3,928,474	100,469	4,028,943	—	504	4,028,439
American Century VP Large Company Value Fund - Class II	238,500	—	238,500	—	44	238,456
American Funds Asset Allocation Fund - Class 1	4,668	—	4,668	—	—	4,668
American Funds Asset Allocation Fund - Class 4	6,770,234	—	6,770,234	—	691	6,769,543
American Funds Blue Chip Income and Growth Fund - Class 1	106,753	—	106,753	—	14	106,739
American Funds Blue Chip Income and Growth Fund - Class 4	916,871	—	916,871	—	86	916,785
American Funds Bond Fund - Class 1	39,544	—	39,544	—	2	39,542
American Funds Capital Income Builder® - Class 1	22,700	—	22,700	—	1	22,699
American Funds Capital Income Builder® - Class 4	1,376,737	—	1,376,737	3	153	1,376,581
American Funds Global Bond Fund - Class 1	37,672	—	37,672	—	2	37,670
American Funds Global Growth and Income Fund - Class 1	67,467	—	67,467	—	4	67,463
American Funds Global Growth Fund - Class 2	12,426,067	—	12,426,067	7,505	1,736	12,416,826
American Funds Global Growth Fund - Class 4	2,779,386	—	2,779,386	3	248	2,779,135
American Funds Global Small Capitalization Fund - Class 1	19,309	—	19,309	—	1	19,308
American Funds Global Small Capitalization Fund - Class 2	8,913,274	—	8,913,274	17,903	1,123	8,894,248
American Funds Global Small Capitalization Fund - Class 4	472,167	—	472,167	—	49	472,118
American Funds Growth Fund - Class 1	68,125	—	68,125	—	4	68,121
American Funds Growth Fund - Class 2	59,201,376	—	59,201,376	254,698	8,309	58,938,369
American Funds Growth Fund - Class 4	4,169,642	—	4,169,642	776	406	4,168,460
American Funds Growth-Income Fund - Class 1	136,117	—	136,117	—	10	136,107
American Funds Growth-Income Fund - Class 2	61,525,468	—	61,525,468	456,805	8,438	61,060,225
American Funds Growth-Income Fund - Class 4	3,188,268	—	3,188,268	393	328	3,187,547
American Funds High-Income Bond Fund - Class 1	26,517	—	26,517	—	1	26,516
American Funds International Fund - Class 1	102,718	—	102,718	—	9	102,709
American Funds International Fund - Class 2	23,330,164	—	23,330,164	110,725	3,121	23,216,318
American Funds International Fund - Class 4	2,250,793	—	2,250,793	859	219	2,249,715
American Funds International Growth and Income Fund - Class 1	27,609	—	27,609	—	1	27,608
American Funds Managed Risk Asset Allocation Fund - Class P1	8,220	—	8,220	—	—	8,220
American Funds Managed Risk Asset Allocation Fund - Class P2	12,858,045	—	12,858,045	270	1,537	12,856,238

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
American Funds Mortgage Fund - Class 4	$314,702	$—	$314,702	$—	$34	$314,668
American Funds New World Fund® - Class 1	36,751	—	36,751	—	3	36,748
American Funds New World Fund® - Class 4	1,352,324	—	1,352,324	2	130	1,352,192
BlackRock Global Allocation V.I. Fund - Class I	31,825	—	31,825	—	2	31,823
BlackRock Global Allocation V.I. Fund - Class III	57,338,928	7,058	57,345,986	—	7,861	57,338,125
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	134,127	—	134,127	—	14	134,113
ClearBridge Variable Aggressive Growth Portfolio - Class II	369,637	—	369,637	—	36	369,601
ClearBridge Variable Large Cap Growth Portfolio - Class II	860,025	40,000	900,025	—	98	899,927
ClearBridge Variable Mid Cap Portfolio - Class II	1,749,515	—	1,749,515	4	201	1,749,310
Columbia VP Commodity Strategy Fund - Class 2	8,727	—	8,727	—	1	8,726
Columbia VP Emerging Markets Bond Fund - Class 2	137,414	—	137,414	—	2	137,412
Columbia VP Strategic Income Fund - Class 2	129,189	—	129,189	—	13	129,176
Delaware VIP® Diversified Income Series - Service Class	97,914,414	60,169	97,974,583	—	12,917	97,961,666
Delaware VIP® Diversified Income Series - Standard Class	112,048	—	112,048	—	10	112,038
Delaware VIP® Emerging Markets Series - Service Class	16,729,502	—	16,729,502	2,154	2,269	16,725,079
Delaware VIP® High Yield Series - Service Class	6,240,871	—	6,240,871	1,830	850	6,238,191
Delaware VIP® High Yield Series - Standard Class	355,086	—	355,086	—	44	355,042
Delaware VIP® Limited-Term Diversified Income Series - Service Class	43,099,279	8,108	43,107,387	—	5,630	43,101,757
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	17,419	—	17,419	—	1	17,418
Delaware VIP® REIT Series - Service Class	10,772,149	—	10,772,149	414	1,395	10,770,340
Delaware VIP® REIT Series - Standard Class	536,782	—	536,782	—	62	536,720
Delaware VIP® Small Cap Value Series - Service Class	21,290,016	—	21,290,016	590	2,961	21,286,465
Delaware VIP® Small Cap Value Series - Standard Class	721,370	—	721,370	—	84	721,286
Delaware VIP® Smid Cap Core Series - Service Class	10,358,673	752	10,359,425	—	1,328	10,358,097
Delaware VIP® Smid Cap Core Series - Standard Class	408,977	—	408,977	—	47	408,930
Delaware VIP® U.S. Growth Series - Service Class	6,528,045	—	6,528,045	—	761	6,527,284
Delaware VIP® Value Series - Service Class	12,635,077	—	12,635,077	2,391	1,689	12,630,997
Delaware VIP® Value Series - Standard Class	85,649	—	85,649	—	10	85,639
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	17,459	—	17,459	—	1	17,458
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	4,667,551	—	4,667,551	17	602	4,666,932
Deutsche Equity 500 Index VIP Portfolio - Class A	1,082,305	—	1,082,305	—	141	1,082,164
Deutsche Small Cap Index VIP Portfolio - Class A	358,371	—	358,371	—	46	358,325
Eaton Vance VT Floating-Rate Income Fund - Initial Class	394,299	—	394,299	—	40	394,259

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$50,304,401	$35,181	$50,339,582	$—	$6,889	$50,332,693
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	427,631	—	427,631	—	53	427,578
Fidelity® VIP Growth Portfolio - Initial Class	253,987	—	253,987	—	29	253,958
Fidelity® VIP Growth Portfolio - Service Class 2	10,425,499	—	10,425,499	3,551	1,357	10,420,591
Fidelity® VIP Mid Cap Portfolio - Service Class 2	37,386,214	—	37,386,214	14,065	5,117	37,367,032
Fidelity® VIP Strategic Income Portfolio - Service Class 2	862,737	—	862,737	—	75	862,662
First Trust Dorsey Wright Tactical Core Portfolio - Class I	314,442	—	314,442	—	32	314,410
First Trust Multi Income Allocation Portfolio - Class I	286,698	—	286,698	—	30	286,668
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	7,620,691	—	7,620,691	2	761	7,619,928
Franklin Founding Funds Allocation VIP Fund - Class 4	532,332	—	532,332	—	48	532,284
Franklin Income VIP Fund - Class 2	30,264,772	6,658	30,271,430	—	4,085	30,267,345
Franklin Income VIP Fund - Class 4	2,718,914	—	2,718,914	—	310	2,718,604
Franklin Mutual Shares VIP Fund - Class 2	17,412,987	—	17,412,987	1,487	2,237	17,409,263
Franklin Mutual Shares VIP Fund - Class 4	842,020	—	842,020	—	93	841,927
Franklin Rising Dividends VIP Fund - Class 4	799,543	—	799,543	—	76	799,467
Franklin Small Cap Value VIP Fund - Class 4	150,154	—	150,154	—	15	150,139
Franklin Small-Mid Cap Growth VIP Fund - Class 4	382,104	—	382,104	—	35	382,069
Goldman Sachs VIT Government Money Market Fund - Service Shares	670,815	—	670,815	—	62	670,753
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,558,734	—	1,558,734	—	130	1,558,604
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	214,057	—	214,057	—	21	214,036
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	102,024	—	102,024	—	10	102,014
Guggenheim VT Long Short Equity	283,488	—	283,488	—	26	283,462
Guggenheim VT Multi-Hedge Strategies	151,177	—	151,177	—	14	151,163
Hartford Capital Appreciation HLS Fund - Class IC	469,604	—	469,604	—	45	469,559
Invesco V.I. American Franchise Fund - Series I Shares	99,766	—	99,766	—	15	99,751
Invesco V.I. American Franchise Fund - Series II Shares	18,493	—	18,493	—	3	18,490
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	799,527	—	799,527	—	82	799,445
Invesco V.I. Comstock Fund - Series II Shares	101,520	—	101,520	—	10	101,510
Invesco V.I. Core Equity Fund - Series I Shares	125,990	—	125,990	—	15	125,975
Invesco V.I. Diversified Dividend Fund - Series II Shares	702,099	—	702,099	5	69	702,025
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	5,056,713	—	5,056,713	—	615	5,056,098
Invesco V.I. Equity and Income Fund - Series II Shares	683,117	—	683,117	—	64	683,053
Invesco V.I. International Growth Fund - Series I Shares	7,955	—	7,955	—	1	7,954

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Invesco V.I. International Growth Fund - Series II Shares	$2,093,762	$2,346	$2,096,108	$—	$262	$2,095,846
Ivy VIP Asset Strategy Portfolio	458,177	—	458,177	—	47	458,130
Ivy VIP Energy Portfolio	184,357	—	184,357	—	18	184,339
Ivy VIP High Income Portfolio	724,364	—	724,364	—	67	724,297
Ivy VIP Micro Cap Growth Portfolio	251,735	—	251,735	—	22	251,713
Ivy VIP Mid Cap Growth Portfolio	295,064	—	295,064	—	28	295,036
Ivy VIP Science and Technology Portfolio	725,661	100,469	826,130	—	65	826,065
Janus Henderson Balanced Portfolio - Service Shares	802,247	—	802,247	—	104	802,143
Janus Henderson Enterprise Portfolio - Service Shares	348,970	—	348,970	—	44	348,926
Janus Henderson Global Research Portfolio - Service Shares	13,213	—	13,213	—	2	13,211
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,105,219	—	3,105,219	—	390	3,104,829
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	256,472	—	256,472	—	30	256,442
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	157,946	—	157,946	—	18	157,928
Lincoln iShares® Global Growth Allocation Fund - Standard Class	68,051	—	68,051	—	4	68,047
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	919,722	—	919,722	—	91	919,631
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	192,032	—	192,032	—	20	192,012
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	82,026	—	82,026	—	6	82,020
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	757,799	—	757,799	3	83	757,713
LVIP American Balanced Allocation Fund - Service Class	3,982,036	—	3,982,036	—	426	3,981,610
LVIP American Balanced Allocation Fund - Standard Class	7,768	—	7,768	—	—	7,768
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	28,797,346	133,324	28,930,670	—	3,771	28,926,899
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,955,947	—	2,955,947	—	356	2,955,591
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	7,685	—	7,685	—	—	7,685
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	11,426,961	—	11,426,961	24	1,361	11,425,576
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	241,075	—	241,075	—	13	241,062
LVIP American Global Growth Fund - Service Class II	6,986,035	—	6,986,035	223	909	6,984,903
LVIP American Global Small Capitalization Fund - Service Class II	3,226,896	—	3,226,896	5,308	425	3,221,163
LVIP American Growth Allocation Fund - Service Class	932,892	—	932,892	—	93	932,799
LVIP American Growth Fund - Service Class II	24,895,552	—	24,895,552	2,938	3,486	24,889,128
LVIP American Growth-Income Fund - Service Class II	22,783,075	—	22,783,075	11,292	3,079	22,768,704

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP American International Fund - Service Class II	$9,169,866	$20,341	$9,190,207	$—	$1,273	$9,188,934
LVIP American Preservation Fund - Service Class	111,862	—	111,862	391	10	111,461
LVIP Baron Growth Opportunities Fund - Service Class	11,589,485	—	11,589,485	—	1,616	11,587,869
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	68,511,259	90,048	68,601,307	—	8,978	68,592,329
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	87,143,208	—	87,143,208	28,745	11,739	87,102,724
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	16,717,768	113,100	16,830,868	—	2,548	16,828,320
LVIP BlackRock Inflation Protected Bond Fund - Service Class	55,164,632	3,666	55,168,298	—	7,481	55,160,817
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	35,617	—	35,617	—	2	35,615
LVIP BlackRock Multi-Asset Income Fund - Service Class	436,948	—	436,948	—	46	436,902
LVIP BlackRock Scientific Allocation Fund - Service Class	63,995	—	63,995	—	9	63,986
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	21,764,048	18,613	21,782,661	—	2,750	21,779,911
LVIP Blended Core Equity Managed Volatility Fund - Service Class	22,357,328	225,228	22,582,556	—	2,938	22,579,618
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	4,799	—	4,799	—	—	4,799
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	44,960,537	200,591	45,161,128	—	5,691	45,155,437
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	190,890	—	190,890	—	30	190,860
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	40,400,157	3,014	40,403,171	—	5,271	40,397,900
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	4,685	—	4,685	—	—	4,685
LVIP Clarion Global Real Estate Fund - Service Class	6,903,559	—	6,903,559	1,371	880	6,901,308
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	9,983,630	3,364	9,986,994	—	1,279	9,985,715
LVIP Delaware Bond Fund - Service Class	166,925,080	105,066	167,030,146	—	21,306	167,008,840
LVIP Delaware Bond Fund - Standard Class	4,339,025	—	4,339,025	—	584	4,338,441
LVIP Delaware Diversified Floating Rate Fund - Service Class	48,825,228	77,174	48,902,402	—	6,656	48,895,746
LVIP Delaware Diversified Floating Rate Fund - Standard Class	57,848	—	57,848	—	3	57,845
LVIP Delaware Social Awareness Fund - Service Class	3,849,887	—	3,849,887	21	494	3,849,372
LVIP Delaware Social Awareness Fund - Standard Class	319,668	—	319,668	—	42	319,626
LVIP Delaware Special Opportunities Fund - Service Class	3,847,714	—	3,847,714	584	533	3,846,597
LVIP Delaware Wealth Builder Fund - Service Class	1,726,813	—	1,726,813	—	231	1,726,582

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Delaware Wealth Builder Fund - Standard Class	$156,176	$—	$156,176	$—	$20	$156,156
LVIP Dimensional International Core Equity Fund - Service Class	2,074,266	—	2,074,266	—	284	2,073,982
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	21,562,248	23,317	21,585,565	—	2,963	21,582,602
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,737,282	7,500	3,744,782	—	512	3,744,270
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	4,669	—	4,669	—	—	4,669
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,492,806	—	2,492,806	—	332	2,492,474
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	45,669,849	60,168	45,730,017	—	6,275	45,723,742
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	48,138,541	94,636	48,233,177	—	6,273	48,226,904
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	4,793	—	4,793	—	—	4,793
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	61,738,128	69,519	61,807,647	—	7,956	61,799,691
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	697,474	—	697,474	—	76	697,398
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	26,100,485	22,917	26,123,402	—	3,319	26,120,083
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	14,781	—	14,781	—	1	14,780
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	99,327,463	147,039	99,474,502	—	13,666	99,460,836
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	190,660	—	190,660	—	27	190,633
LVIP Global Growth Allocation Managed Risk Fund - Service Class	424,351,326	—	424,351,326	59,137	55,706	424,236,483
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	7,897	—	7,897	—	—	7,897
LVIP Global Income Fund - Service Class	34,842,068	8,621	34,850,689	—	4,771	34,845,918
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	406,076,396	—	406,076,396	183,115	53,968	405,839,313
LVIP Goldman Sachs Income Builder Fund - Service Class	253,157	—	253,157	—	27	253,130
LVIP Government Money Market Fund - Service Class	12,808,629	—	12,808,629	1	1,958	12,806,670
LVIP Government Money Market Fund - Standard Class	905,890	—	905,890	—	116	905,774
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	29,364,895	4,476	29,369,371	—	3,642	29,365,729
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	8,535,640	—	8,535,640	2,410	1,077	8,532,153
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	4,823	—	4,823	—	—	4,823
LVIP JPMorgan High Yield Fund - Service Class	9,611,464	1,203	9,612,667	—	1,178	9,611,489
LVIP JPMorgan Retirement Income Fund - Service Class	206,421	—	206,421	—	28	206,393

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	$48,042,544	$13,788	$48,056,332	$—	$6,224	$48,050,108
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	50,533	—	50,533	—	3	50,530
LVIP Managed Risk Profile 2010 Fund - Service Class	287,981	—	287,981	—	35	287,946
LVIP Managed Risk Profile 2020 Fund - Service Class	237,243	—	237,243	—	36	237,207
LVIP Managed Risk Profile 2030 Fund - Service Class	60,095	—	60,095	—	9	60,086
LVIP Managed Risk Profile 2040 Fund - Service Class	28,795	—	28,795	—	3	28,792
LVIP MFS International Equity Managed Volatility Fund - Service Class	24,598,606	21,768	24,620,374	—	3,250	24,617,124
LVIP MFS International Growth Fund - Service Class	7,713,666	108,771	7,822,437	—	993	7,821,444
LVIP MFS Value Fund - Service Class	25,248,636	—	25,248,636	433	3,063	25,245,140
LVIP Mondrian International Value Fund - Service Class	10,920,621	—	10,920,621	648	1,478	10,918,495
LVIP Mondrian International Value Fund - Standard Class	919,523	—	919,523	28	123	919,372
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	2,804,755	19,298	2,824,053	—	360	2,823,693
LVIP PIMCO Low Duration Bond Fund - Service Class	31,898,125	6,830	31,904,955	—	4,089	31,900,866
LVIP PIMCO Low Duration Bond Fund - Standard Class	4,609	—	4,609	—	—	4,609
LVIP Select Core Equity Managed Volatility Fund - Service Class	37,231,023	—	37,231,023	3,338	5,021	37,222,664
LVIP Select Core Equity Managed Volatility Fund - Standard Class	4,804	—	4,804	—	—	4,804
LVIP SSGA Bond Index Fund - Service Class	52,358,511	112,847	52,471,358	—	7,259	52,464,099
LVIP SSGA Bond Index Fund - Standard Class	85,202	—	85,202	—	12	85,190
LVIP SSGA Conservative Index Allocation Fund - Service Class	7,273,506	—	7,273,506	—	974	7,272,532
LVIP SSGA Conservative Structured Allocation Fund - Service Class	10,530,817	—	10,530,817	—	1,437	10,529,380
LVIP SSGA Developed International 150 Fund - Service Class	7,350,889	—	7,350,889	1,510	1,007	7,348,372
LVIP SSGA Emerging Markets 100 Fund - Service Class	8,120,428	—	8,120,428	1,716	1,101	8,117,611
LVIP SSGA Emerging Markets 100 Fund - Standard Class	15,229	—	15,229	—	1	15,228
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	69,425,350	8,968	69,434,318	—	9,377	69,424,941
LVIP SSGA International Index Fund - Service Class	12,460,785	—	12,460,785	452	1,722	12,458,611
LVIP SSGA International Managed Volatility Fund - Service Class	27,682,611	122,240	27,804,851	—	3,629	27,801,222
LVIP SSGA Large Cap 100 Fund - Service Class	16,914,871	—	16,914,871	4,948	2,299	16,907,624
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	33,007,897	112,379	33,120,276	—	4,339	33,115,937
LVIP SSGA Mid-Cap Index Fund - Service Class	1,669,563	—	1,669,563	—	211	1,669,352

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP SSGA Moderate Index Allocation Fund - Service Class	$26,746,049	$—	$26,746,049	$1	$3,597	$26,742,451
LVIP SSGA Moderate Structured Allocation Fund - Service Class	55,665,334	—	55,665,334	45,372	7,529	55,612,433
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	13,430,070	—	13,430,070	8	1,804	13,428,258
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	28,292,252	—	28,292,252	924	4,128	28,287,200
LVIP SSGA S&P 500 Index Fund - Service Class	65,000,459	—	65,000,459	22,483	8,513	64,969,463
LVIP SSGA S&P 500 Index Fund - Standard Class	1,417,441	—	1,417,441	—	200	1,417,241
LVIP SSGA Small-Cap Index Fund - Service Class	17,448,325	—	17,448,325	2,090	2,378	17,443,857
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	7,989,831	883	7,990,714	—	1,085	7,989,629
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	31,357	—	31,357	—	3	31,354
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	34,418,746	53,069	34,471,815	—	4,620	34,467,195
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	18,782	—	18,782	—	1	18,781
LVIP T. Rowe Price Growth Stock Fund - Service Class	20,353,459	—	20,353,459	4,253	2,713	20,346,493
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	8,183,512	31,499	8,215,011	—	1,064	8,213,947
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	120,294	—	120,294	—	18	120,276
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	44,277,312	—	44,277,312	4,412	6,074	44,266,826
LVIP Vanguard Domestic Equity ETF Fund - Service Class	12,504,668	7,500	12,512,168	—	1,662	12,510,506
LVIP Vanguard International Equity ETF Fund - Service Class	7,026,171	32,499	7,058,670	—	903	7,057,767
LVIP Wellington Capital Growth Fund - Service Class	5,609,837	—	5,609,837	39	579	5,609,219
LVIP Wellington Mid-Cap Value Fund - Service Class	6,571,638	—	6,571,638	62	885	6,570,691
LVIP Western Asset Core Bond Fund - Service Class	3,262,984	98,372	3,361,356	—	433	3,360,923
MFS® VIT Growth Series - Initial Class	71,314	—	71,314	—	8	71,306
MFS® VIT Growth Series - Service Class	5,556,803	—	5,556,803	2	700	5,556,101
MFS® VIT Total Return Series - Initial Class	268,852	—	268,852	—	31	268,821
MFS® VIT Total Return Series - Service Class	4,252,185	—	4,252,185	—	534	4,251,651
MFS® VIT Utilities Series - Initial Class	248,205	—	248,205	—	29	248,176
MFS® VIT Utilities Series - Service Class	11,753,663	1,426	11,755,089	—	1,538	11,753,551
MFS® VIT II Core Equity Portfolio - Service Class	22,814	—	22,814	—	4	22,810
MFS® VIT II International Value Portfolio - Service Class	1,551,920	—	1,551,920	—	152	1,551,768
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	283,822	—	283,822	—	28	283,794
Morgan Stanley VIF Growth Portfolio - Class II	29,187	—	29,187	—	2	29,185

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2017

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	$2,093,816	$—	$2,093,816	$17,971	$283	$2,075,562
Oppenheimer Global Fund/VA Service Shares	257,804	—	257,804	—	19	257,785
Oppenheimer International Growth Fund/VA Service Shares	462,758	—	462,758	—	43	462,715
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	232,872	—	232,872	—	23	232,849
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	231,552	—	231,552	—	22	231,530
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,693,663	—	3,693,663	2	447	3,693,214
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	190,821	—	190,821	—	19	190,802
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	464,041	—	464,041	3	49	463,989
Putnam VT Absolute Return 500 Fund - Class IB	96,753	—	96,753	—	9	96,744
Putnam VT Equity Income Fund - Class IB	16,368	—	16,368	—	4	16,364
Putnam VT George Putnam Balanced Fund - Class IB	1,544,337	—	1,544,337	—	211	1,544,126
Putnam VT Global Health Care Fund - Class IB	346,557	—	346,557	—	36	346,521
Putnam VT Income Fund - Class IB	351,836	—	351,836	—	28	351,808
QS Variable Conservative Growth - Class II	140,500	—	140,500	—	18	140,482
Rational Dividend Capture VA Fund	30,164	—	30,164	—	3	30,161
SEI VP Market Plus Strategy Fund - Class III	1,858	—	1,858	—	—	1,858
Templeton Foreign VIP Fund - Class 4	199,598	—	199,598	—	19	199,579
Templeton Global Bond VIP Fund - Class 2	7,212,949	3,163	7,216,112	—	1,030	7,215,082
Templeton Global Bond VIP Fund - Class 4	997,086	—	997,086	—	96	996,990
Templeton Growth VIP Fund - Class 2	2,032,452	—	2,032,452	124	284	2,032,044
VanEck VIP Global Hard Assets Fund - Class S Shares	107,992	—	107,992	6	11	107,975
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	543,328	—	543,328	—	42	543,286
Virtus Rampart Equity Trend Series - Class A Shares	17,477	—	17,477	—	2	17,475
See accompanying notes.

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Lincoln New York Account N for Variable Annuities

Statements of operations

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$5,691	$(34,498)	$(28,807)	$123,806
AB VPS Large Cap Growth Portfolio - Class B	—	(4,759)	(4,759)	111,733
AB VPS Small/Mid Cap Value Portfolio - Class B	24,368	(166,750)	(142,382)	234,160
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,442	(2,828)	1,614	(1,279)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	1,985	(700)	1,285	5,634
ALPS/Stadion Core ETF Portfolio - Class III	823	(2,489)	(1,666)	2,697
ALPS/Stadion Tactical Growth Portfolio - Class III	543	(1,724)	(1,181)	2,934
American Century VP Balanced Fund - Class II	33,514	(38,941)	(5,427)	19,312
American Century VP Large Company Value Fund - Class II	775	(1,378)	(603)	(386)
American Funds Asset Allocation Fund - Class 1	79	(29)	50	9
American Funds Asset Allocation Fund - Class 4	82,601	(68,530)	14,071	49,506
American Funds Blue Chip Income and Growth Fund - Class 1	2,321	(1,628)	693	8
American Funds Blue Chip Income and Growth Fund - Class 4	16,035	(9,024)	7,011	3,033
American Funds Bond Fund - Class 1	821	(227)	594	(2)
American Funds Capital Income Builder® - Class 1	655	(138)	517	14
American Funds Capital Income Builder® - Class 4	32,791	(17,283)	15,508	9,921
American Funds Global Bond Fund - Class 1	201	(203)	(2)	1
American Funds Global Growth and Income Fund - Class 1	1,473	(395)	1,078	459
American Funds Global Growth Fund - Class 2	76,821	(204,490)	(127,669)	405,183
American Funds Global Growth Fund - Class 4	14,626	(23,934)	(9,308)	5,611
American Funds Global Small Capitalization Fund - Class 1	102	(96)	6	—
American Funds Global Small Capitalization Fund - Class 2	36,429	(128,877)	(92,448)	137,908
American Funds Global Small Capitalization Fund - Class 4	1,349	(4,194)	(2,845)	(2,887)
American Funds Growth Fund - Class 1	448	(354)	94	64
American Funds Growth Fund - Class 2	284,492	(996,552)	(712,060)	2,575,002
American Funds Growth Fund - Class 4	16,196	(40,373)	(24,177)	29,984
American Funds Growth-Income Fund - Class 1	1,993	(1,014)	979	(265)
American Funds Growth-Income Fund - Class 2	820,354	(1,002,903)	(182,549)	2,251,529
American Funds Growth-Income Fund - Class 4	37,886	(33,503)	4,383	11,042
American Funds High-Income Bond Fund - Class 1	1,670	(141)	1,529	—
American Funds International Fund - Class 1	1,412	(1,035)	377	(398)
American Funds International Fund - Class 2	281,430	(381,264)	(99,834)	659,125
American Funds International Fund - Class 4	26,623	(21,254)	5,369	15,480
American Funds International Growth and Income Fund - Class 1	606	(139)	467	—
American Funds Managed Risk Asset Allocation Fund - Class P1	61	(46)	15	10
American Funds Managed Risk Asset Allocation Fund - Class P2	83,481	(162,327)	(78,846)	138,393
American Funds Mortgage Fund - Class 4	3,988	(3,822)	166	(1,045)
American Funds New World Fund® - Class 1	385	(335)	50	309
American Funds New World Fund® - Class 4	8,960	(11,580)	(2,620)	14,195
BlackRock Global Allocation V.I. Fund - Class I	404	(197)	207	(13)
BlackRock Global Allocation V.I. Fund - Class III	712,249	(935,245)	(222,996)	(2,608)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	3,295	(1,287)	2,008	3,806
ClearBridge Variable Aggressive Growth Portfolio - Class II	890	(3,636)	(2,746)	(526)
ClearBridge Variable Large Cap Growth Portfolio - Class II	815	(1,768)	(953)	852
ClearBridge Variable Mid Cap Portfolio - Class II	3,222	(19,995)	(16,773)	11,195
Columbia VP Commodity Strategy Fund - Class 2	—	(7)	(7)	—
Columbia VP Emerging Markets Bond Fund - Class 2	1,217	(78)	1,139	—
Columbia VP Strategic Income Fund - Class 2	3,481	(1,378)	2,103	14
Delaware VIP® Diversified Income Series - Service Class	2,193,740	(1,480,422)	713,318	(208,043)
Delaware VIP® Diversified Income Series - Standard Class	2,511	(1,083)	1,428	(134)
Delaware VIP® Emerging Markets Series - Service Class	64,795	(271,654)	(206,859)	863,152
Delaware VIP® High Yield Series - Service Class	383,869	(109,831)	274,038	(153,946)
Delaware VIP® High Yield Series - Standard Class	22,606	(5,543)	17,063	(25,730)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	745,870	(658,130)	87,740	(51,313)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	313	(99)	214	—
Delaware VIP® REIT Series - Service Class	147,818	(176,246)	(28,428)	97,246
Delaware VIP® REIT Series - Standard Class	9,471	(8,129)	1,342	22,896

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$—	$123,806	$492,651	$587,650
AB VPS Large Cap Growth Portfolio - Class B	18,375	130,108	(44,257)	81,092
AB VPS Small/Mid Cap Value Portfolio - Class B	496,053	730,213	494,835	1,082,666
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(1,279)	(6,330)	(5,995)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	5,634	4,149	11,068
ALPS/Stadion Core ETF Portfolio - Class III	—	2,697	20,749	21,780
ALPS/Stadion Tactical Growth Portfolio - Class III	—	2,934	14,019	15,772
American Century VP Balanced Fund - Class II	116,114	135,426	126,996	256,995
American Century VP Large Company Value Fund - Class II	—	(386)	9,183	8,194
American Funds Asset Allocation Fund - Class 1	198	207	365	622
American Funds Asset Allocation Fund - Class 4	232,706	282,212	425,211	721,494
American Funds Blue Chip Income and Growth Fund - Class 1	3,853	3,861	10,657	15,211
American Funds Blue Chip Income and Growth Fund - Class 4	27,497	30,530	72,078	109,619
American Funds Bond Fund - Class 1	512	510	(42)	1,062
American Funds Capital Income Builder® - Class 1	—	14	2,040	2,571
American Funds Capital Income Builder® - Class 4	—	9,921	107,007	132,436
American Funds Global Bond Fund - Class 1	182	183	1,637	1,818
American Funds Global Growth and Income Fund - Class 1	1,033	1,492	11,008	13,578
American Funds Global Growth Fund - Class 2	365,828	771,011	2,425,615	3,068,957
American Funds Global Growth Fund - Class 4	67,561	73,172	423,946	487,810
American Funds Global Small Capitalization Fund - Class 1	—	—	3,272	3,278
American Funds Global Small Capitalization Fund - Class 2	—	137,908	1,771,824	1,817,284
American Funds Global Small Capitalization Fund - Class 4	—	(2,887)	75,504	69,772
American Funds Growth Fund - Class 1	4,988	5,052	7,751	12,897
American Funds Growth Fund - Class 2	5,657,153	8,232,155	6,126,563	13,646,658
American Funds Growth Fund - Class 4	314,343	344,327	451,823	771,973
American Funds Growth-Income Fund - Class 1	6,890	6,625	14,140	21,744
American Funds Growth-Income Fund - Class 2	3,887,179	6,138,708	5,286,604	11,242,763
American Funds Growth-Income Fund - Class 4	165,000	176,042	318,127	498,552
American Funds High-Income Bond Fund - Class 1	—	—	(220)	1,309
American Funds International Fund - Class 1	1,079	681	24,414	25,472
American Funds International Fund - Class 2	276,276	935,401	5,315,211	6,150,778
American Funds International Fund - Class 4	20,528	36,008	418,230	459,607
American Funds International Growth and Income Fund - Class 1	—	—	3,976	4,443
American Funds Managed Risk Asset Allocation Fund - Class P1	73	83	941	1,039
American Funds Managed Risk Asset Allocation Fund - Class P2	102,681	241,074	1,204,867	1,367,095
American Funds Mortgage Fund - Class 4	1,782	737	(2,078)	(1,175)
American Funds New World Fund® - Class 1	—	309	7,478	7,837
American Funds New World Fund® - Class 4	—	14,195	222,577	234,152
BlackRock Global Allocation V.I. Fund - Class I	314	301	3,197	3,705
BlackRock Global Allocation V.I. Fund - Class III	658,599	655,991	5,877,807	6,310,802
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	—	3,806	4,882	10,696
ClearBridge Variable Aggressive Growth Portfolio - Class II	21,866	21,340	21,959	40,553
ClearBridge Variable Large Cap Growth Portfolio - Class II	26,321	27,173	42	26,262
ClearBridge Variable Mid Cap Portfolio - Class II	95,274	106,469	59,937	149,633
Columbia VP Commodity Strategy Fund - Class 2	—	—	233	226
Columbia VP Emerging Markets Bond Fund - Class 2	—	—	(171)	968
Columbia VP Strategic Income Fund - Class 2	—	14	2,057	4,174
Delaware VIP® Diversified Income Series - Service Class	—	(208,043)	2,334,141	2,839,416
Delaware VIP® Diversified Income Series - Standard Class	—	(134)	2,484	3,778
Delaware VIP® Emerging Markets Series - Service Class	—	863,152	4,572,722	5,229,015
Delaware VIP® High Yield Series - Service Class	—	(153,946)	240,914	361,006
Delaware VIP® High Yield Series - Standard Class	—	(25,730)	30,112	21,445
Delaware VIP® Limited-Term Diversified Income Series - Service Class	—	(51,313)	74,163	110,590
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	—	—	214
Delaware VIP® REIT Series - Service Class	1,496,204	1,593,450	(1,599,039)	(34,017)
Delaware VIP® REIT Series - Standard Class	80,543	103,439	(104,071)	710

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Delaware VIP® Small Cap Value Series - Service Class	$124,770	$(335,155)	$(210,385)	$1,100,763
Delaware VIP® Small Cap Value Series - Standard Class	6,290	(10,182)	(3,892)	152,200
Delaware VIP® Smid Cap Core Series - Service Class	9,556	(166,121)	(156,565)	216,013
Delaware VIP® Smid Cap Core Series - Standard Class	1,382	(5,959)	(4,577)	25,719
Delaware VIP® U.S. Growth Series - Service Class	—	(88,792)	(88,792)	(33,474)
Delaware VIP® Value Series - Service Class	196,172	(210,981)	(14,809)	779,856
Delaware VIP® Value Series - Standard Class	1,353	(1,138)	215	26,429
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	384	(109)	275	(3)
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	87,460	(70,476)	16,984	(8,312)
Deutsche Equity 500 Index VIP Portfolio - Class A	22,783	(18,422)	4,361	173,729
Deutsche Small Cap Index VIP Portfolio - Class A	3,235	(5,250)	(2,015)	13,927
Eaton Vance VT Floating-Rate Income Fund - Initial Class	12,954	(5,021)	7,933	1,091
Fidelity® VIP Contrafund® Portfolio - Service Class 2	367,976	(782,540)	(414,564)	1,652,486
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	4,123	(2,864)	1,259	479
Fidelity® VIP Growth Portfolio - Initial Class	527	(3,443)	(2,916)	118,471
Fidelity® VIP Growth Portfolio - Service Class 2	8,468	(157,177)	(148,709)	771,300
Fidelity® VIP Mid Cap Portfolio - Service Class 2	172,842	(583,900)	(411,058)	653,313
Fidelity® VIP Strategic Income Portfolio - Service Class 2	25,440	(7,328)	18,112	4,886
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,383	(1,396)	(13)	7,136
First Trust Multi Income Allocation Portfolio - Class I	6,199	(2,220)	3,979	4,529
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	81,004	(59,893)	21,111	7,663
Franklin Founding Funds Allocation VIP Fund - Class 4	12,994	(5,656)	7,338	(80)
Franklin Income VIP Fund - Class 2	1,258,644	(498,477)	760,167	241,349
Franklin Income VIP Fund - Class 4	67,898	(25,355)	42,543	14,933
Franklin Mutual Shares VIP Fund - Class 2	398,203	(274,815)	123,388	669,542
Franklin Mutual Shares VIP Fund - Class 4	13,126	(6,494)	6,632	(4,560)
Franklin Rising Dividends VIP Fund - Class 4	10,942	(8,186)	2,756	1,594
Franklin Small Cap Value VIP Fund - Class 4	560	(1,468)	(908)	1,078
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(2,507)	(2,507)	(1,923)
Goldman Sachs VIT Government Money Market Fund - Service Shares	3,798	(9,029)	(5,231)	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	21,393	(15,205)	6,188	3,743
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	4,191	(2,081)	2,110	(904)
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	605	(984)	(379)	(351)
Guggenheim VT Long Short Equity	904	(2,804)	(1,900)	274
Guggenheim VT Multi-Hedge Strategies	—	(1,635)	(1,635)	621
Hartford Capital Appreciation HLS Fund - Class IC	2,960	(4,611)	(1,651)	416
Invesco V.I. American Franchise Fund - Series I Shares	76	(1,738)	(1,662)	2,426
Invesco V.I. American Franchise Fund - Series II Shares	—	(775)	(775)	6,265
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	29,742	(8,927)	20,815	3,044
Invesco V.I. Comstock Fund - Series II Shares	1,791	(999)	792	1,288
Invesco V.I. Core Equity Fund - Series I Shares	1,339	(1,827)	(488)	5,252
Invesco V.I. Core Equity Fund - Series II Shares	8	(12)	(4)	197
Invesco V.I. Diversified Dividend Fund - Series II Shares	10,015	(7,462)	2,553	5,519
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	29,500	(37,773)	(8,273)	17,345
Invesco V.I. Equity and Income Fund - Series II Shares	7,619	(5,972)	1,647	1,341
Invesco V.I. International Growth Fund - Series I Shares	327	(393)	(66)	19,662
Invesco V.I. International Growth Fund - Series II Shares	23,101	(25,867)	(2,766)	42,151
Ivy VIP Asset Strategy Portfolio	6,851	(5,251)	1,600	(3,179)
Ivy VIP Energy Portfolio	1,378	(1,676)	(298)	(2,301)
Ivy VIP High Income Portfolio	37,113	(8,035)	29,078	9,544
Ivy VIP Micro Cap Growth Portfolio	—	(2,346)	(2,346)	776
Ivy VIP Mid Cap Growth Portfolio	—	(2,703)	(2,703)	(24)
Ivy VIP Science and Technology Portfolio	—	(5,667)	(5,667)	6,754
Janus Henderson Balanced Portfolio - Service Shares	10,138	(11,516)	(1,378)	4,036
Janus Henderson Enterprise Portfolio - Service Shares	507	(5,322)	(4,815)	27,734
Janus Henderson Global Research Portfolio - Service Shares	84	(185)	(101)	297
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	28,346	(24,256)	4,090	(2,466)
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Delaware VIP® Small Cap Value Series - Service Class	$664,807	$1,765,570	$385,496	$1,940,681
Delaware VIP® Small Cap Value Series - Standard Class	25,303	177,503	(102,900)	70,711
Delaware VIP® Smid Cap Core Series - Service Class	749,953	965,966	813,986	1,623,387
Delaware VIP® Smid Cap Core Series - Standard Class	29,793	55,512	15,941	66,876
Delaware VIP® U.S. Growth Series - Service Class	63,448	29,974	1,507,304	1,448,486
Delaware VIP® Value Series - Service Class	456,698	1,236,554	154,447	1,376,192
Delaware VIP® Value Series - Standard Class	2,719	29,148	(19,974)	9,389
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	—	(3)	822	1,094
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	—	(8,312)	225,219	233,891
Deutsche Equity 500 Index VIP Portfolio - Class A	64,002	237,731	(34,743)	207,349
Deutsche Small Cap Index VIP Portfolio - Class A	12,528	26,455	15,132	39,572
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	1,091	(554)	8,470
Fidelity® VIP Contrafund® Portfolio - Service Class 2	2,527,908	4,180,394	4,595,272	8,361,102
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	2,592	3,071	16,055	20,385
Fidelity® VIP Growth Portfolio - Initial Class	17,577	136,048	(63,711)	69,421
Fidelity® VIP Growth Portfolio - Service Class 2	726,739	1,498,039	1,335,114	2,684,444
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,615,781	2,269,094	4,167,027	6,025,063
Fidelity® VIP Strategic Income Portfolio - Service Class 2	4,399	9,285	7,521	34,918
First Trust Dorsey Wright Tactical Core Portfolio - Class I	2,953	10,089	11,705	21,781
First Trust Multi Income Allocation Portfolio - Class I	—	4,529	152	8,660
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	332,912	340,575	243,370	605,056
Franklin Founding Funds Allocation VIP Fund - Class 4	20,839	20,759	23,211	51,308
Franklin Income VIP Fund - Class 2	—	241,349	1,311,714	2,313,230
Franklin Income VIP Fund - Class 4	—	14,933	89,153	146,629
Franklin Mutual Shares VIP Fund - Class 2	722,134	1,391,676	(357,205)	1,157,859
Franklin Mutual Shares VIP Fund - Class 4	25,147	20,587	(326)	26,893
Franklin Rising Dividends VIP Fund - Class 4	26,583	28,177	93,727	124,660
Franklin Small Cap Value VIP Fund - Class 4	9,000	10,078	2,161	11,331
Franklin Small-Mid Cap Growth VIP Fund - Class 4	12,814	10,891	36,517	44,901
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	(5,231)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	268,365	272,108	(155,079)	123,217
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(904)	5,609	6,815
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	—	(351)	(2,419)	(3,149)
Guggenheim VT Long Short Equity	—	274	34,940	33,314
Guggenheim VT Multi-Hedge Strategies	—	621	4,680	3,666
Hartford Capital Appreciation HLS Fund - Class IC	24,104	24,520	49,412	72,281
Invesco V.I. American Franchise Fund - Series I Shares	7,446	9,872	11,440	19,650
Invesco V.I. American Franchise Fund - Series II Shares	4,251	10,516	(776)	8,965
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	42,664	45,708	(7,401)	59,122
Invesco V.I. Comstock Fund - Series II Shares	3,924	5,212	7,763	13,767
Invesco V.I. Core Equity Fund - Series I Shares	6,705	11,957	2,828	14,297
Invesco V.I. Core Equity Fund - Series II Shares	53	250	(165)	81
Invesco V.I. Diversified Dividend Fund - Series II Shares	23,044	28,563	11,361	42,477
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	82,370	99,715	357,026	448,468
Invesco V.I. Equity and Income Fund - Series II Shares	9,516	10,857	37,683	50,187
Invesco V.I. International Growth Fund - Series I Shares	—	19,662	(13,324)	6,272
Invesco V.I. International Growth Fund - Series II Shares	—	42,151	271,027	310,412
Ivy VIP Asset Strategy Portfolio	—	(3,179)	67,871	66,292
Ivy VIP Energy Portfolio	—	(2,301)	(14,387)	(16,986)
Ivy VIP High Income Portfolio	—	9,544	(206)	38,416
Ivy VIP Micro Cap Growth Portfolio	753	1,529	19,961	19,144
Ivy VIP Mid Cap Growth Portfolio	6,393	6,369	50,734	54,400
Ivy VIP Science and Technology Portfolio	45,501	52,255	71,678	118,266
Janus Henderson Balanced Portfolio - Service Shares	1,381	5,417	106,407	110,446
Janus Henderson Enterprise Portfolio - Service Shares	23,172	50,906	31,721	77,812
Janus Henderson Global Research Portfolio - Service Shares	—	297	2,494	2,690
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	—	(2,466)	7,480	9,104

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$2,831	$(3,562)	$(731)	$939
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,310	(1,696)	3,614	1,445
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(861)	(861)	(5,094)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	669	(130)	539	10
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	37,574	(8,715)	28,859	4,228
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(1,952)	(1,952)	1,034
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	828	(758)	70	632
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	25,942	(9,725)	16,217	999
LVIP American Balanced Allocation Fund - Service Class	71,268	(48,219)	23,049	32,540
LVIP American Balanced Allocation Fund - Standard Class	164	(48)	116	6
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	248,593	(411,450)	(162,857)	669,839
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	52,634	(39,892)	12,742	3,458
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	162	(44)	118	6
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	152,303	(156,145)	(3,842)	75,670
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	3,986	(1,486)	2,500	1,883
LVIP American Global Growth Fund - Service Class II	20,875	(91,284)	(70,409)	122,610
LVIP American Global Small Capitalization Fund - Service Class II	468	(48,532)	(48,064)	81,189
LVIP American Growth Allocation Fund - Service Class	14,292	(10,510)	3,782	1,502
LVIP American Growth Fund - Service Class II	86,965	(336,871)	(249,906)	679,208
LVIP American Growth-Income Fund - Service Class II	238,732	(308,882)	(70,150)	523,760
LVIP American Income Allocation Fund - Standard Class	—	(242)	(242)	(213)
LVIP American International Fund - Service Class II	77,029	(131,622)	(54,593)	220,124
LVIP American Preservation Fund - Service Class	1,321	(1,293)	28	130
LVIP Baron Growth Opportunities Fund - Service Class	—	(177,298)	(177,298)	409,115
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,048,386	(1,000,930)	47,456	971,254
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	628,266	(1,352,280)	(724,014)	(103,122)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	177,542	(241,448)	(63,906)	135,468
LVIP BlackRock Inflation Protected Bond Fund - Service Class	908,850	(890,427)	18,423	(307,030)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	580	(219)	361	1
LVIP BlackRock Multi-Asset Income Fund - Service Class	13,415	(4,939)	8,476	111
LVIP BlackRock Scientific Allocation Fund - Service Class	1,133	(85)	1,048	262
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	214,112	(241,443)	(27,331)	156,352
LVIP Blended Core Equity Managed Volatility Fund - Service Class	227,978	(321,588)	(93,610)	343,309
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	65	(30)	35	53
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	174,309	(605,404)	(431,095)	910,851
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,155	(2,508)	(1,353)	4,110
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(587,431)	(587,431)	405,964
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(29)	(29)	63
LVIP Clarion Global Real Estate Fund - Service Class	269,102	(103,925)	165,177	127,595
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	65,324	(124,495)	(59,171)	96,925
LVIP Delaware Bond Fund - Service Class	4,116,022	(2,440,015)	1,676,007	(201,141)
LVIP Delaware Bond Fund - Standard Class	123,393	(71,327)	52,066	110,111
LVIP Delaware Diversified Floating Rate Fund - Service Class	396,433	(753,904)	(357,471)	9,231
LVIP Delaware Diversified Floating Rate Fund - Standard Class	556	(318)	238	3
LVIP Delaware Social Awareness Fund - Service Class	34,480	(56,675)	(22,195)	49,697
LVIP Delaware Social Awareness Fund - Standard Class	3,932	(5,007)	(1,075)	12,623
LVIP Delaware Special Opportunities Fund - Service Class	34,557	(60,169)	(25,612)	64,140
LVIP Delaware Wealth Builder Fund - Service Class	34,367	(28,249)	6,118	33,102
LVIP Delaware Wealth Builder Fund - Standard Class	3,479	(2,444)	1,035	1,938
LVIP Dimensional International Core Equity Fund - Service Class	27,250	(17,083)	10,167	50,660
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	392,355	(288,540)	103,815	163,751
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	38,167	(41,456)	(3,289)	(70,338)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	62	(28)	34	(7)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	19,962	(20,833)	(871)	8,122
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	391,559	(655,346)	(263,787)	426,477
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	759,558	(673,754)	85,804	(221)
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	88	(29)	59	—

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	$9,414	$10,353	$25,591	$35,213
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	969	2,414	6,818	12,846
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	—	(5,094)	16,219	10,264
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	10	2,505	3,054
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	8,852	13,080	10,446	52,385
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	1,034	40,142	39,224
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	6,160	6,792	1,892	8,754
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	999	(11,315)	5,901
LVIP American Balanced Allocation Fund - Service Class	99,169	131,709	300,561	455,319
LVIP American Balanced Allocation Fund - Standard Class	190	196	652	964
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	319,291	989,130	1,948,979	2,775,252
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	—	3,458	242,413	258,613
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	6	667	791
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	75,670	1,381,002	1,452,830
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	1,883	29,578	33,961
LVIP American Global Growth Fund - Service Class II	327,238	449,848	1,004,254	1,383,693
LVIP American Global Small Capitalization Fund - Service Class II	461,854	543,043	138,717	633,696
LVIP American Growth Allocation Fund - Service Class	28,642	30,144	91,073	124,999
LVIP American Growth Fund - Service Class II	1,312,247	1,991,455	2,608,754	4,350,303
LVIP American Growth-Income Fund - Service Class II	1,471,176	1,994,936	1,436,174	3,360,960
LVIP American Income Allocation Fund - Standard Class	—	(213)	2,044	1,589
LVIP American International Fund - Service Class II	505,637	725,761	1,259,777	1,930,945
LVIP American Preservation Fund - Service Class	—	130	162	320
LVIP Baron Growth Opportunities Fund - Service Class	427,361	836,476	1,632,318	2,291,496
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	971,254	7,434,449	8,453,159
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	—	(103,122)	9,315,795	8,488,659
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	14,296	149,764	1,267,110	1,352,968
LVIP BlackRock Inflation Protected Bond Fund - Service Class	—	(307,030)	436,559	147,952
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	1	176	538
LVIP BlackRock Multi-Asset Income Fund - Service Class	—	111	7,231	15,818
LVIP BlackRock Scientific Allocation Fund - Service Class	1,765	2,027	(2,173)	902
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	346	156,698	1,580,397	1,709,764
LVIP Blended Core Equity Managed Volatility Fund - Service Class	—	343,309	3,159,980	3,409,679
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	—	53	756	844
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,029,725	1,940,576	6,658,672	8,168,153
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	4,308	8,418	21,379	28,444
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	405,964	7,911,953	7,730,486
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	63	916	950
LVIP Clarion Global Real Estate Fund - Service Class	—	127,595	272,974	565,746
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	257,171	354,096	863,579	1,158,504
LVIP Delaware Bond Fund - Service Class	—	(201,141)	2,148,121	3,622,987
LVIP Delaware Bond Fund - Standard Class	—	110,111	(47,059)	115,118
LVIP Delaware Diversified Floating Rate Fund - Service Class	—	9,231	619,341	271,101
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	3	693	934
LVIP Delaware Social Awareness Fund - Service Class	389,832	439,529	184,577	601,911
LVIP Delaware Social Awareness Fund - Standard Class	31,738	44,361	9,942	53,228
LVIP Delaware Special Opportunities Fund - Service Class	315,380	379,520	154,504	508,412
LVIP Delaware Wealth Builder Fund - Service Class	84,027	117,129	44,771	168,018
LVIP Delaware Wealth Builder Fund - Standard Class	7,796	9,734	5,280	16,049
LVIP Dimensional International Core Equity Fund - Service Class	—	50,660	151,401	212,228
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	—	163,751	3,345,980	3,613,546
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	38,373	(31,965)	473,801	438,547
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	68	61	703	798
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	8,122	207,174	214,425
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	426,477	6,014,828	6,177,518
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	22,569	22,348	313,005	421,157
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	2	2	40	101

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	$656,791	$(910,949)	$(254,158)	$328,475
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	13,850	(2,904)	10,946	5,985
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	786,687	(375,342)	411,345	148,380
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	493	(92)	401	10
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,989,893	(1,680,032)	309,861	778,276
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,264	(3,216)	1,048	(268)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	8,448,545	(6,611,836)	1,836,709	4,609,206
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	175	(44)	131	2
LVIP Global Income Fund - Service Class	—	(560,720)	(560,720)	(76,223)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	7,914,443	(6,481,731)	1,432,712	3,765,293
LVIP Goldman Sachs Income Builder Fund - Service Class	6,079	(2,887)	3,192	3,393
LVIP Government Money Market Fund - Service Class	25,161	(288,784)	(263,623)	—
LVIP Government Money Market Fund - Standard Class	3,837	(14,761)	(10,924)	—
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	297,426	(392,173)	(94,747)	195,518
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	118,154	(114,669)	3,485	51,374
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	82	(30)	52	23
LVIP JPMorgan High Yield Fund - Service Class	536,096	(139,600)	396,496	55,635
LVIP JPMorgan Retirement Income Fund - Service Class	4,533	(1,270)	3,263	1,263
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	367,570	(701,715)	(334,145)	631,434
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	493	(257)	236	21
LVIP Managed Risk Profile 2010 Fund - Service Class	4,644	(4,453)	191	5,735
LVIP Managed Risk Profile 2020 Fund - Service Class	3,935	(4,557)	(622)	11,146
LVIP Managed Risk Profile 2030 Fund - Service Class	1,007	(1,158)	(151)	15,462
LVIP Managed Risk Profile 2040 Fund - Service Class	492	(426)	66	344
LVIP MFS International Equity Managed Volatility Fund - Service Class	242,498	(324,532)	(82,034)	257,258
LVIP MFS International Growth Fund - Service Class	63,498	(105,250)	(41,752)	229,946
LVIP MFS Value Fund - Service Class	355,138	(324,699)	30,439	1,211,791
LVIP Mondrian International Value Fund - Service Class	325,390	(179,599)	145,791	37,127
LVIP Mondrian International Value Fund - Standard Class	29,353	(14,582)	14,771	4,176
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	34,670	(38,841)	(4,171)	31,094
LVIP PIMCO Low Duration Bond Fund - Service Class	479,409	(506,738)	(27,329)	80,717
LVIP PIMCO Low Duration Bond Fund - Standard Class	80	(30)	50	4
LVIP Select Core Equity Managed Volatility Fund - Service Class	784,858	(596,860)	187,998	648,668
LVIP Select Core Equity Managed Volatility Fund - Standard Class	116	(30)	86	27
LVIP SSGA Bond Index Fund - Service Class	1,137,812	(854,604)	283,208	(17,346)
LVIP SSGA Bond Index Fund - Standard Class	2,038	(1,359)	679	(57)
LVIP SSGA Conservative Index Allocation Fund - Service Class	139,489	(110,718)	28,771	123,827
LVIP SSGA Conservative Structured Allocation Fund - Service Class	322,121	(164,806)	157,315	86,469
LVIP SSGA Developed International 150 Fund - Service Class	281,659	(117,470)	164,189	93,330
LVIP SSGA Emerging Markets 100 Fund - Service Class	190,128	(131,603)	58,525	8,953
LVIP SSGA Emerging Markets 100 Fund - Standard Class	391	(93)	298	—
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2,520,799	(1,119,960)	1,400,839	544,359
LVIP SSGA International Index Fund - Service Class	280,831	(196,083)	84,748	293,629
LVIP SSGA International Managed Volatility Fund - Service Class	518,182	(406,821)	111,361	344,233
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(2)	(2)	56
LVIP SSGA Large Cap 100 Fund - Service Class	422,982	(278,955)	144,027	615,295
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	466,748	(453,993)	12,755	541,568
LVIP SSGA Mid-Cap Index Fund - Service Class	16,098	(12,312)	3,786	7,280
LVIP SSGA Moderate Index Allocation Fund - Service Class	496,710	(370,519)	126,191	432,380
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,980,228	(877,224)	1,103,004	824,499
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	241,170	(206,147)	35,023	420,728
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	1,047,025	(395,946)	651,079	695,254
LVIP SSGA S&P 500 Index Fund - Service Class	1,000,014	(927,345)	72,669	2,856,565
LVIP SSGA S&P 500 Index Fund - Standard Class	25,035	(24,590)	445	117,523
LVIP SSGA Small-Cap Index Fund - Service Class	125,188	(263,934)	(138,746)	777,575
LVIP SSGA Small-Cap Index Fund - Standard Class	—	(1)	(1)	184
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	171,418	(116,358)	55,060	115,701
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	$—	$328,475	$10,045,979	$10,120,296
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	5,985	2,341	19,272
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	—	148,380	1,542,106	2,101,831
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	10	1,001	1,412
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	696,353	1,474,629	6,341,014	8,125,504
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	1,297	1,029	13,577	15,654
LVIP Global Growth Allocation Managed Risk Fund - Service Class	—	4,609,206	46,039,542	52,485,457
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	2	893	1,026
LVIP Global Income Fund - Service Class	174,388	98,165	1,450,758	988,203
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	176,486	3,941,779	40,689,824	46,064,315
LVIP Goldman Sachs Income Builder Fund - Service Class	—	3,393	4,503	11,088
LVIP Government Money Market Fund - Service Class	422	422	—	(263,201)
LVIP Government Money Market Fund - Standard Class	30	30	—	(10,894)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	472,741	668,259	1,669,621	2,243,133
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	—	51,374	1,072,681	1,127,540
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	—	23	660	735
LVIP JPMorgan High Yield Fund - Service Class	—	55,635	(21,543)	430,588
LVIP JPMorgan Retirement Income Fund - Service Class	5,816	7,079	(3,975)	6,367
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	—	631,434	5,029,560	5,326,849
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	21	5,056	5,313
LVIP Managed Risk Profile 2010 Fund - Service Class	3,334	9,069	12,914	22,174
LVIP Managed Risk Profile 2020 Fund - Service Class	8,305	19,451	4,276	23,105
LVIP Managed Risk Profile 2030 Fund - Service Class	1,148	16,610	(9,128)	7,331
LVIP Managed Risk Profile 2040 Fund - Service Class	536	880	2,617	3,563
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	257,258	4,409,878	4,585,102
LVIP MFS International Growth Fund - Service Class	—	229,946	1,514,681	1,702,875
LVIP MFS Value Fund - Service Class	381,558	1,593,349	1,583,921	3,207,709
LVIP Mondrian International Value Fund - Service Class	18,247	55,374	1,692,800	1,893,965
LVIP Mondrian International Value Fund - Standard Class	1,530	5,706	136,812	157,289
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	15,044	46,138	374,841	416,808
LVIP PIMCO Low Duration Bond Fund - Service Class	—	80,717	(100,921)	(47,533)
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	4	(9)	45
LVIP Select Core Equity Managed Volatility Fund - Service Class	234,168	882,836	4,509,484	5,580,318
LVIP Select Core Equity Managed Volatility Fund - Standard Class	30	57	620	763
LVIP SSGA Bond Index Fund - Service Class	—	(17,346)	304,052	569,914
LVIP SSGA Bond Index Fund - Standard Class	—	(57)	598	1,220
LVIP SSGA Conservative Index Allocation Fund - Service Class	18,266	142,093	394,495	565,359
LVIP SSGA Conservative Structured Allocation Fund - Service Class	114,015	200,484	374,561	732,360
LVIP SSGA Developed International 150 Fund - Service Class	—	93,330	1,085,006	1,342,525
LVIP SSGA Emerging Markets 100 Fund - Service Class	—	8,953	1,429,536	1,497,014
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	—	2,552	2,850
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	—	544,359	6,137,910	8,083,108
LVIP SSGA International Index Fund - Service Class	—	293,629	1,924,783	2,303,160
LVIP SSGA International Managed Volatility Fund - Service Class	—	344,233	4,554,557	5,010,151
LVIP SSGA International Managed Volatility Fund - Standard Class	—	56	24	78
LVIP SSGA Large Cap 100 Fund - Service Class	2,146,677	2,761,972	(327,180)	2,578,819
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	—	541,568	4,372,172	4,926,495
LVIP SSGA Mid-Cap Index Fund - Service Class	8,050	15,330	107,802	126,918
LVIP SSGA Moderate Index Allocation Fund - Service Class	91,805	524,185	1,975,012	2,625,388
LVIP SSGA Moderate Structured Allocation Fund - Service Class	839,785	1,664,284	2,730,941	5,498,229
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	54,847	475,575	1,235,397	1,745,995
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	404,493	1,099,747	1,069,466	2,820,292
LVIP SSGA S&P 500 Index Fund - Service Class	641,805	3,498,370	6,708,478	10,279,517
LVIP SSGA S&P 500 Index Fund - Standard Class	14,965	132,488	124,136	257,069
LVIP SSGA Small-Cap Index Fund - Service Class	400,855	1,178,430	831,378	1,871,062
LVIP SSGA Small-Cap Index Fund - Standard Class	—	184	(124)	59
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	618,737	734,438	(463,356)	326,142

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2017

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	$762	$(311)	$451	$15
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	366,140	(486,340)	(120,200)	417,993
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	242	(97)	145	201
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(293,370)	(293,370)	1,191,861
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(112,895)	(112,895)	298,530
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	226	(2,104)	(1,878)	2,783
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	599,688	(662,474)	(62,786)	386,109
LVIP Vanguard Domestic Equity ETF Fund - Service Class	146,179	(166,762)	(20,583)	284,251
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	(3)	(3)	370
LVIP Vanguard International Equity ETF Fund - Service Class	116,727	(88,114)	28,613	136,720
LVIP Wellington Capital Growth Fund - Service Class	—	(65,245)	(65,245)	249,808
LVIP Wellington Mid-Cap Value Fund - Service Class	9,960	(95,647)	(85,687)	446,912
LVIP Western Asset Core Bond Fund - Service Class	37,301	(13,224)	24,077	5,451
MFS® VIT Growth Series - Initial Class	68	(950)	(882)	34,761
MFS® VIT Growth Series - Service Class	—	(71,418)	(71,418)	424,492
MFS® VIT Total Return Series - Initial Class	6,092	(4,361)	1,731	19,788
MFS® VIT Total Return Series - Service Class	69,468	(45,627)	23,841	33,670
MFS® VIT Utilities Series - Initial Class	12,054	(4,077)	7,977	69,907
MFS® VIT Utilities Series - Service Class	473,356	(188,418)	284,938	208,428
MFS® VIT II Core Equity Portfolio - Service Class	154	(463)	(309)	350
MFS® VIT II International Value Portfolio - Service Class	16,699	(16,082)	617	23,732
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	5,337	(2,701)	2,636	(3,018)
Morgan Stanley VIF Growth Portfolio - Class II	—	(222)	(222)	594
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	17,414	(35,975)	(18,561)	131,706
Oppenheimer Global Fund/VA Service Shares	1,753	(2,119)	(366)	9,013
Oppenheimer International Growth Fund/VA Service Shares	4,477	(4,213)	264	627
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	1,170	(2,235)	(1,065)	2,538
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	10,907	(2,310)	8,597	(29)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	382,554	(51,712)	330,842	(99,637)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	8,579	(2,070)	6,509	102
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	7,371	(5,851)	1,520	38
Putnam VT Absolute Return 500 Fund - Class IB	—	(817)	(817)	442
Putnam VT Equity Income Fund - Class IB	—	(263)	(263)	62
Putnam VT George Putnam Balanced Fund - Class IB	673	(9,901)	(9,228)	4,814
Putnam VT Global Health Care Fund - Class IB	1,517	(3,845)	(2,328)	(911)
Putnam VT Growth & Income Fund - Class IB	321	(147)	174	1,785
Putnam VT Income Fund - Class IB	12,023	(3,380)	8,643	(1,015)
QS Variable Conservative Growth - Class II	2,869	(538)	2,331	381
Rational Dividend Capture VA Fund	984	(403)	581	70
SEI VP Market Plus Strategy Fund - Class III	24	(19)	5	7
Templeton Foreign VIP Fund - Class 4	2,865	(1,911)	954	725
Templeton Global Bond VIP Fund - Class 2	—	(131,869)	(131,869)	(43,876)
Templeton Global Bond VIP Fund - Class 4	—	(10,579)	(10,579)	3,807
Templeton Growth VIP Fund - Class 2	34,112	(35,499)	(1,387)	92,187
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(783)	(783)	(473)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	17,893	(3,615)	14,278	1,130
Virtus Rampart Equity Trend Series - Class A Shares	—	(175)	(175)	1

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	$2,481	$2,496	$(1,334)	$1,613
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	—	417,993	3,230,822	3,528,615
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	201	1,690	2,036
LVIP T. Rowe Price Growth Stock Fund - Service Class	335,583	1,527,444	3,529,270	4,763,344
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	243,029	541,559	1,004,928	1,433,592
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,667	6,450	19,159	23,731
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	465,014	851,123	3,975,389	4,763,726
LVIP Vanguard Domestic Equity ETF Fund - Service Class	16,672	300,923	1,460,717	1,741,057
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	370	(206)	161
LVIP Vanguard International Equity ETF Fund - Service Class	—	136,720	1,082,176	1,247,509
LVIP Wellington Capital Growth Fund - Service Class	346,159	595,967	985,701	1,516,423
LVIP Wellington Mid-Cap Value Fund - Service Class	129,947	576,859	162,520	653,692
LVIP Western Asset Core Bond Fund - Service Class	—	5,451	(19,165)	10,363
MFS® VIT Growth Series - Initial Class	2,588	37,349	(19,238)	17,229
MFS® VIT Growth Series - Service Class	134,103	558,595	570,295	1,057,472
MFS® VIT Total Return Series - Initial Class	7,089	26,877	3,453	32,061
MFS® VIT Total Return Series - Service Class	89,174	122,844	142,516	289,201
MFS® VIT Utilities Series - Initial Class	—	69,907	(39,312)	38,572
MFS® VIT Utilities Series - Service Class	—	208,428	892,047	1,385,413
MFS® VIT II Core Equity Portfolio - Service Class	1,280	1,630	3,901	5,222
MFS® VIT II International Value Portfolio - Service Class	1,218	24,950	250,850	276,417
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	11,612	8,594	11,142	22,372
Morgan Stanley VIF Growth Portfolio - Class II	2,411	3,005	6,665	9,448
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	—	131,706	188,427	301,572
Oppenheimer Global Fund/VA Service Shares	—	9,013	64,288	72,935
Oppenheimer International Growth Fund/VA Service Shares	—	627	82,138	83,029
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	9,755	12,293	10,939	22,167
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(29)	7,921	16,489
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	—	(99,637)	(205,437)	25,768
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	102	5,593	12,204
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	—	38	14,422	15,980
Putnam VT Absolute Return 500 Fund - Class IB	—	442	4,212	3,837
Putnam VT Equity Income Fund - Class IB	—	62	1,908	1,707
Putnam VT George Putnam Balanced Fund - Class IB	—	4,814	73,256	68,842
Putnam VT Global Health Care Fund - Class IB	24,589	23,678	15,174	36,524
Putnam VT Growth & Income Fund - Class IB	1,786	3,571	(3,115)	630
Putnam VT Income Fund - Class IB	—	(1,015)	5,988	13,616
QS Variable Conservative Growth - Class II	14,608	14,989	(13,245)	4,075
Rational Dividend Capture VA Fund	—	70	(1,502)	(851)
SEI VP Market Plus Strategy Fund - Class III	—	7	263	275
Templeton Foreign VIP Fund - Class 4	—	725	22,209	23,888
Templeton Global Bond VIP Fund - Class 2	24,261	(19,615)	176,286	24,802
Templeton Global Bond VIP Fund - Class 4	2,805	6,612	6,791	2,824
Templeton Growth VIP Fund - Class 2	—	92,187	229,315	320,115
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(473)	3,887	2,631
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	1,130	(800)	14,608
Virtus Rampart Equity Trend Series - Class A Shares	417	418	2,571	2,814

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2016 and 2017

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,855,572	$437,490	$8,949,365	$93,888	$20,236	$33,290	$12,461
Changes From Operations:
• Net investment income (loss)	(29,373)	(5,684)	(118,008)	827	(24)	(496)	(591)
• Net realized gain (loss) on investments	44,684	108,346	455,928	(2,467)	32	(574)	38
• Net change in unrealized appreciation or depreciation on investments	(54,644)	(98,079)	1,544,624	36,964	2,397	4,738	8,978
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,333)	4,583	1,882,544	35,324	2,405	3,668	8,425
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	85,663	363	178,257	79	12,504	7,491	—
• Contract withdrawals and transfers to annuity reserves	(96,031)	(130,244)	(848,267)	(9,483)	(510)	(2,995)	—
• Contract transfers	(71,611)	(17,125)	51,339	4,198	6,853	(144)	62,341
	(81,979)	(147,006)	(618,671)	(5,206)	18,847	4,352	62,341
Annuity Reserves:
• Annuity Payments	—	—	(300)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	1	—	—	—	—
	—	—	(299)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(81,979)	(147,006)	(618,970)	(5,206)	18,847	4,352	62,341
TOTAL INCREASE (DECREASE) IN NET ASSETS	(121,312)	(142,423)	1,263,574	30,118	21,252	8,020	70,766
NET ASSETS AT DECEMBER 31, 2016	1,734,260	295,067	10,212,939	124,006	41,488	41,310	83,227
Changes From Operations:
• Net investment income (loss)	(28,807)	(4,759)	(142,382)	1,614	1,285	(1,666)	(1,181)
• Net realized gain (loss) on investments	123,806	130,108	730,213	(1,279)	5,634	2,697	2,934
• Net change in unrealized appreciation or depreciation on investments	492,651	(44,257)	494,835	(6,330)	4,149	20,749	14,019
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	587,650	81,092	1,082,666	(5,995)	11,068	21,780	15,772
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	75,783	202	379,744	12,478	6,250	405,589	8,500
• Contract withdrawals and transfers to annuity reserves	(130,755)	(45,951)	(887,433)	(3,713)	(1,976)	(4,059)	(1,190)
• Contract transfers	130,124	21,108	(115,147)	110,540	36,304	171,020	51,601
	75,152	(24,641)	(622,836)	119,305	40,578	572,550	58,911
Annuity Reserves:
• Annuity Payments	—	—	(641)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	70	—	—	—	—
	—	—	(571)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	75,152	(24,641)	(623,407)	119,305	40,578	572,550	58,911
TOTAL INCREASE (DECREASE) IN NET ASSETS	662,802	56,451	459,259	113,310	51,646	594,330	74,683
NET ASSETS AT DECEMBER 31, 2017	$2,397,062	$351,518	$10,672,198	$237,316	$93,134	$635,640	$157,910

See accompanying notes.

	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$—	$1,711,934	$97,300	$452,944
Changes From Operations:
• Net investment income (loss)	2,193	—	40	18,352	602	5,077
• Net realized gain (loss) on investments	74	—	25	52,157	5,722	24,803
• Net change in unrealized appreciation or depreciation on investments	(20)	—	63	175,967	9,650	54,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,247	—	128	246,476	15,974	84,018
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	684,958	—	—	1,447,590	—	27,925
• Contract withdrawals and transfers to annuity reserves	(1,309)	—	(31)	(52,274)	(5,029)	(5,204)
• Contract transfers	681,086	—	3,349	974,461	(8,696)	53,396
	1,364,735	—	3,318	2,369,777	(13,725)	76,117
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,364,735	—	3,318	2,369,777	(13,725)	76,117
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,366,982	—	3,446	2,616,253	2,249	160,135
NET ASSETS AT DECEMBER 31, 2016	1,366,982	—	3,446	4,328,187	99,549	613,079
Changes From Operations:
• Net investment income (loss)	(5,427)	(603)	50	14,071	693	7,011
• Net realized gain (loss) on investments	135,426	(386)	207	282,212	3,861	30,530
• Net change in unrealized appreciation or depreciation on investments	126,996	9,183	365	425,211	10,657	72,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	256,995	8,194	622	721,494	15,211	109,619
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	988,391	140,696	—	1,108,280	—	108,191
• Contract withdrawals and transfers to annuity reserves	(53,110)	(3,850)	(43)	(276,356)	(5,458)	(16,272)
• Contract transfers	1,469,181	93,416	643	887,938	(2,563)	102,168
	2,404,462	230,262	600	1,719,862	(8,021)	194,087
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,404,462	230,262	600	1,719,862	(8,021)	194,087
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,661,457	238,456	1,222	2,441,356	7,190	303,706
NET ASSETS AT DECEMBER 31, 2017	$4,028,439	$238,456	$4,668	$6,769,543	$106,739	$916,785

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Bond Fund - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount	American Funds Global Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$22,998	$20,423	$838,270	$17,681	$44,226	$13,608,615	$348,179
Changes From Operations:
• Net investment income (loss)	370	600	17,365	56	726	(97,353)	(1,192)
• Net realized gain (loss) on investments	83	(5)	(2,544)	28	(12)	1,214,325	(3,095)
• Net change in unrealized appreciation or depreciation on investments	87	146	3,293	117	2,594	(1,282,054)	(5,098)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	540	741	18,114	201	3,308	(165,082)	(9,385)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,501	285	323,740	7,682	4,376	65,364	113,266
• Contract withdrawals and transfers to annuity reserves	(32)	—	(23,900)	(47)	(47)	(1,587,019)	(6,993)
• Contract transfers	3,925	—	(6,194)	165	26	(807,593)	(39,256)
	6,394	285	293,646	7,800	4,355	(2,329,248)	67,017
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,394	285	293,646	7,800	4,355	(2,329,248)	67,017
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,934	1,026	311,760	8,001	7,663	(2,494,330)	57,632
NET ASSETS AT DECEMBER 31, 2016	29,932	21,449	1,150,030	25,682	51,889	11,114,285	405,811
Changes From Operations:
• Net investment income (loss)	594	517	15,508	(2)	1,078	(127,669)	(9,308)
• Net realized gain (loss) on investments	510	14	9,921	183	1,492	771,011	73,172
• Net change in unrealized appreciation or depreciation on investments	(42)	2,040	107,007	1,637	11,008	2,425,615	423,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,062	2,571	132,436	1,818	13,578	3,068,957	487,810
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,602	—	218,965	9,922	6,302	103,098	226,057
• Contract withdrawals and transfers to annuity reserves	(44)	(1,321)	(168,697)	(49)	(49)	(1,571,098)	(12,166)
• Contract transfers	4,990	—	43,847	297	(4,257)	(298,416)	1,671,623
	8,548	(1,321)	94,115	10,170	1,996	(1,766,416)	1,885,514
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,548	(1,321)	94,115	10,170	1,996	(1,766,416)	1,885,514
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,610	1,250	226,551	11,988	15,574	1,302,541	2,373,324
NET ASSETS AT DECEMBER 31, 2017	$39,542	$22,699	$1,376,581	$37,670	$67,463	$12,416,826	$2,779,135

See accompanying notes.

	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 2 Subaccount	American Funds Growth Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$6,934	$9,399,543	$190,064	$20,881	$60,948,444	$1,203,589
Changes From Operations:
• Net investment income (loss)	(5)	(108,581)	(2,170)	173	(531,262)	(8,067)
• Net realized gain (loss) on investments	1,542	1,617,137	28,553	2,452	6,149,049	112,237
• Net change in unrealized appreciation or depreciation on investments	(1,244)	(1,498,246)	(24,730)	574	(1,525,331)	76,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	293	10,310	1,653	3,199	4,092,456	180,466
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,842	51,601	26,731	10,564	352,754	1,098,071
• Contract withdrawals and transfers to annuity reserves	—	(1,213,579)	(4,297)	(63)	(7,587,275)	(47,108)
• Contract transfers	—	(182,255)	(1,634)	6,573	(1,790,418)	283,310
	3,842	(1,344,233)	20,800	17,074	(9,024,939)	1,334,273
Annuity Reserves:
• Annuity Payments	—	(469)	—	—	(2,573)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2	—	—	416	—
	—	(467)	—	—	(2,157)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,842	(1,344,700)	20,800	17,074	(9,027,096)	1,334,273
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,135	(1,334,390)	22,453	20,273	(4,934,640)	1,514,739
NET ASSETS AT DECEMBER 31, 2016	11,069	8,065,153	212,517	41,154	56,013,804	2,718,328
Changes From Operations:
• Net investment income (loss)	6	(92,448)	(2,845)	94	(712,060)	(24,177)
• Net realized gain (loss) on investments	—	137,908	(2,887)	5,052	8,232,155	344,327
• Net change in unrealized appreciation or depreciation on investments	3,272	1,771,824	75,504	7,751	6,126,563	451,823
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,278	1,817,284	69,772	12,897	13,646,658	771,973
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,961	38,718	68,755	13,644	289,969	658,047
• Contract withdrawals and transfers to annuity reserves	—	(886,209)	(9,570)	(88)	(7,704,716)	(116,186)
• Contract transfers	—	(140,170)	130,644	514	(3,304,857)	136,298
	4,961	(987,661)	189,829	14,070	(10,719,604)	678,159
Annuity Reserves:
• Annuity Payments	—	(532)	—	—	(3,046)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	4	—	—	557	—
	—	(528)	—	—	(2,489)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,961	(988,189)	189,829	14,070	(10,722,093)	678,159
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,239	829,095	259,601	26,967	2,924,565	1,450,132
NET ASSETS AT DECEMBER 31, 2017	$19,308	$8,894,248	$472,118	$68,121	$58,938,369	$4,168,460

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount	American Funds International Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$65,481	$61,712,883	$1,271,030	$9,813	$80,519	$24,826,920	$566,104
Changes From Operations:
• Net investment income (loss)	673	(130,108)	4,845	903	471	(65,710)	3,892
• Net realized gain (loss) on investments	7,599	7,604,426	136,646	—	6,013	1,778,670	97,477
• Net change in unrealized appreciation or depreciation on investments	406	(2,017,297)	27,070	1,287	(3,936)	(1,269,045)	(46,623)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,678	5,457,021	168,561	2,190	2,548	443,915	54,746
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	20,162	348,847	578,599	5,761	2,801	144,607	96,369
• Contract withdrawals and transfers to annuity reserves	(1,508)	(7,005,558)	(28,200)	—	(2,173)	(3,155,997)	(3,221)
• Contract transfers	(892)	(1,473,210)	215,062	—	2,799	(242,043)	639,412
	17,762	(8,129,921)	765,461	5,761	3,427	(3,253,433)	732,560
Annuity Reserves:
• Annuity Payments	—	(1,491)	—	—	—	(1,403)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	292	—	—	—	255	—
	—	(1,199)	—	—	—	(1,148)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17,762	(8,131,120)	765,461	5,761	3,427	(3,254,581)	732,560
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,440	(2,674,099)	934,022	7,951	5,975	(2,810,666)	787,306
NET ASSETS AT DECEMBER 31, 2016	91,921	59,038,784	2,205,052	17,764	86,494	22,016,254	1,353,410
Changes From Operations:
• Net investment income (loss)	979	(182,549)	4,383	1,529	377	(99,834)	5,369
• Net realized gain (loss) on investments	6,625	6,138,708	176,042	—	681	935,401	36,008
• Net change in unrealized appreciation or depreciation on investments	14,140	5,286,604	318,127	(220)	24,414	5,315,211	418,230
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,744	11,242,763	498,552	1,309	25,472	6,150,778	459,607
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	26,040	379,798	562,060	7,443	3,600	167,946	261,659
• Contract withdrawals and transfers to annuity reserves	(1,638)	(7,764,738)	(98,487)	—	(3,691)	(3,944,224)	(23,557)
• Contract transfers	(1,960)	(1,834,386)	20,370	—	(9,166)	(1,172,487)	198,596
	22,442	(9,219,326)	483,943	7,443	(9,257)	(4,948,765)	436,698
Annuity Reserves:
• Annuity Payments	—	(2,587)	—	—	—	(2,497)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	591	—	—	—	548	—
	—	(1,996)	—	—	—	(1,949)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	22,442	(9,221,322)	483,943	7,443	(9,257)	(4,950,714)	436,698
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,186	2,021,441	982,495	8,752	16,215	1,200,064	896,305
NET ASSETS AT DECEMBER 31, 2017	$136,107	$61,060,225	$3,187,547	$26,516	$102,709	$23,216,318	$2,249,715
See accompanying notes.

	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount	American Funds New World Fund® - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$9,782	$6,715	$3,470,772	$25,217	$22,743	$326,989
Changes From Operations:
• Net investment income (loss)	343	70	(8,482)	1,491	(8)	(2,233)
• Net realized gain (loss) on investments	53	212	167,095	2,089	(142)	(3,165)
• Net change in unrealized appreciation or depreciation on investments	(218)	184	253,048	(5,362)	1,379	38,371
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178	466	411,661	(1,782)	1,229	32,973
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,762	—	1,136,255	235,848	3,506	51,661
• Contract withdrawals and transfers to annuity reserves	—	—	(149,372)	(6,517)	(670)	(1,932)
• Contract transfers	—	—	4,563,957	43,459	615	289,519
	5,762	—	5,550,840	272,790	3,451	339,248
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,762	—	5,550,840	272,790	3,451	339,248
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,940	466	5,962,501	271,008	4,680	372,221
NET ASSETS AT DECEMBER 31, 2016	15,722	7,181	9,433,273	296,225	27,423	699,210
Changes From Operations:
• Net investment income (loss)	467	15	(78,846)	166	50	(2,620)
• Net realized gain (loss) on investments	—	83	241,074	737	309	14,195
• Net change in unrealized appreciation or depreciation on investments	3,976	941	1,204,867	(2,078)	7,478	222,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,443	1,039	1,367,095	(1,175)	7,837	234,152
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,443	—	1,364,726	—	4,620	151,283
• Contract withdrawals and transfers to annuity reserves	—	—	(263,301)	(47,437)	(728)	(7,995)
• Contract transfers	—	—	954,445	67,055	(2,404)	275,542
	7,443	—	2,055,870	19,618	1,488	418,830
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,443	—	2,055,870	19,618	1,488	418,830
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,886	1,039	3,422,965	18,443	9,325	652,982
NET ASSETS AT DECEMBER 31, 2017	$27,608	$8,220	$12,856,238	$314,668	$36,748	$1,352,192

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount	Columbia VP Commodity Strategy Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$20,185	$57,150,772	$6,304	$150,286	$—	$758,557	$—
Changes From Operations:
• Net investment income (loss)	208	(232,664)	1,475	(1,265)	—	(8,765)	—
• Net realized gain (loss) on investments	(19)	(964,099)	(36)	4,384	—	13,305	—
• Net change in unrealized appreciation or depreciation on investments	673	2,319,592	(216)	(54)	—	81,099	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	862	1,122,829	1,223	3,065	—	85,639	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	301	2,977,618	69,037	10,868	—	176,549	—
• Contract withdrawals and transfers to annuity reserves	(63)	(3,578,751)	(647)	(3,282)	—	(15,141)	—
• Contract transfers	6,816	(1,647,956)	7,268	91,251	—	61,762	—
	7,054	(2,249,089)	75,658	98,837	—	223,170	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,054	(2,249,089)	75,658	98,837	—	223,170	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,916	(1,126,260)	76,881	101,902	—	308,809	—
NET ASSETS AT DECEMBER 31, 2016	28,101	56,024,512	83,185	252,188	—	1,067,366	—
Changes From Operations:
• Net investment income (loss)	207	(222,996)	2,008	(2,746)	(953)	(16,773)	(7)
• Net realized gain (loss) on investments	301	655,991	3,806	21,340	27,173	106,469	—
• Net change in unrealized appreciation or depreciation on investments	3,197	5,877,807	4,882	21,959	42	59,937	233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,705	6,310,802	10,696	40,553	26,262	149,633	226
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,068,125	42,262	13,368	338,733	335,884	8,500
• Contract withdrawals and transfers to annuity reserves	(1,434)	(5,263,795)	(2,538)	(2,602)	(2,456)	(29,085)	—
• Contract transfers	1,451	(801,519)	508	66,094	537,388	225,512	—
	17	(4,997,189)	40,232	76,860	873,665	532,311	8,500
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	17	(4,997,189)	40,232	76,860	873,665	532,311	8,500
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,722	1,313,613	50,928	117,413	899,927	681,944	8,726
NET ASSETS AT DECEMBER 31, 2017	$31,823	$57,338,125	$134,113	$369,601	$899,927	$1,749,310	$8,726

See accompanying notes.

	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount	Delaware VIP® Emerging Markets Series - Service Class Subaccount	Delaware VIP® High Yield Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$—	$73,530,214	$70,159	$14,521,174	$7,483,713
Changes From Operations:
• Net investment income (loss)	—	—	1,116,087	1,669	(116,746)	384,055
• Net realized gain (loss) on investments	—	—	(291,485)	(326)	12,205	(201,248)
• Net change in unrealized appreciation or depreciation on investments	—	—	246,122	162	1,839,059	575,787
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	1,070,724	1,505	1,734,518	758,594
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	3,805,793	15,360	118,648	32,229
• Contract withdrawals and transfers to annuity reserves	—	—	(6,338,287)	(2,361)	(1,631,804)	(1,072,771)
• Contract transfers	—	—	9,365,147	2,839	(204,755)	(264,263)
	—	—	6,832,653	15,838	(1,717,911)	(1,304,805)
Annuity Reserves:
• Annuity Payments	—	—	(2,972)	—	(741)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	561	—	153	—
	—	—	(2,411)	—	(588)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	6,830,242	15,838	(1,718,499)	(1,304,805)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	7,900,966	17,343	16,019	(546,211)
NET ASSETS AT DECEMBER 31, 2016	—	—	81,431,180	87,502	14,537,193	6,937,502
Changes From Operations:
• Net investment income (loss)	1,139	2,103	713,318	1,428	(206,859)	274,038
• Net realized gain (loss) on investments	—	14	(208,043)	(134)	863,152	(153,946)
• Net change in unrealized appreciation or depreciation on investments	(171)	2,057	2,334,141	2,484	4,572,722	240,914
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	968	4,174	2,839,416	3,778	5,229,015	361,006
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	132,526	15,545	6,739,733	19,842	458,706	15,411
• Contract withdrawals and transfers to annuity reserves	—	(322)	(8,854,578)	(2,544)	(2,571,127)	(1,108,803)
• Contract transfers	3,918	109,779	15,808,741	3,460	(927,786)	33,075
	136,444	125,002	13,693,896	20,758	(3,040,207)	(1,060,317)
Annuity Reserves:
• Annuity Payments	—	—	(3,634)	—	(1,209)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	808	—	287	—
	—	—	(2,826)	—	(922)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	136,444	125,002	13,691,070	20,758	(3,041,129)	(1,060,317)
TOTAL INCREASE (DECREASE) IN NET ASSETS	137,412	129,176	16,530,486	24,536	2,187,886	(699,311)
NET ASSETS AT DECEMBER 31, 2017	$137,412	$129,176	$97,961,666	$112,038	$16,725,079	$6,238,191

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount	Delaware VIP® Small Cap Value Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$389,145	$38,420,475	$11,493	$12,001,187	$651,445	$16,698,250	$633,034
Changes From Operations:
• Net investment income (loss)	22,926	(69,613)	124	(68,128)	(479)	(164,374)	(2,468)
• Net realized gain (loss) on investments	(8,427)	(58,846)	—	1,246,187	56,603	1,845,409	66,079
• Net change in unrealized appreciation or depreciation on investments	26,468	164,087	38	(825,087)	(27,018)	2,889,958	109,619
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,967	35,628	162	352,972	29,106	4,570,993	173,230
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	72	1,622,671	1,250	439,766	85	610,689	97
• Contract withdrawals and transfers to annuity reserves	(51,691)	(4,157,483)	—	(1,573,394)	(75,600)	(2,248,921)	(31,198)
• Contract transfers	—	2,450,729	361	(59,206)	(3)	(397,098)	(38,016)
	(51,619)	(84,083)	1,611	(1,192,834)	(75,518)	(2,035,330)	(69,117)
Annuity Reserves:
• Annuity Payments	(351)	(178)	—	(992)	—	—	(389)
• Receipt (reimbursement) of mortality guarantee adjustments	43	1	—	131	—	—	55
	(308)	(177)	—	(861)	—	—	(334)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(51,927)	(84,260)	1,611	(1,193,695)	(75,518)	(2,035,330)	(69,451)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,960)	(48,632)	1,773	(840,723)	(46,412)	2,535,663	103,779
NET ASSETS AT DECEMBER 31, 2016	378,185	38,371,843	13,266	11,160,464	605,033	19,233,913	736,813
Changes From Operations:
• Net investment income (loss)	17,063	87,740	214	(28,428)	1,342	(210,385)	(3,892)
• Net realized gain (loss) on investments	(25,730)	(51,313)	—	1,593,450	103,439	1,765,570	177,503
• Net change in unrealized appreciation or depreciation on investments	30,112	74,163	—	(1,599,039)	(104,071)	385,496	(102,900)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,445	110,590	214	(34,017)	710	1,940,681	70,711
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	72	2,416,831	1,800	502,681	84	2,158,180	264
• Contract withdrawals and transfers to annuity reserves	(31,376)	(4,463,182)	(1)	(980,253)	(33,970)	(2,427,324)	(54,896)
• Contract transfers	(12,945)	6,665,846	2,139	122,203	(35,137)	381,015	(31,131)
	(44,249)	4,619,495	3,938	(355,369)	(69,023)	111,871	(85,763)
Annuity Reserves:
• Annuity Payments	(386)	(172)	—	(952)	—	—	(542)
• Receipt (reimbursement) of mortality guarantee adjustments	47	1	—	214	—	—	67
	(339)	(171)	—	(738)	—	—	(475)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(44,588)	4,619,324	3,938	(356,107)	(69,023)	111,871	(86,238)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,143)	4,729,914	4,152	(390,124)	(68,313)	2,052,552	(15,527)
NET ASSETS AT DECEMBER 31, 2017	$355,042	$43,101,757	$17,418	$10,770,340	$536,720	$21,286,465	$721,286

See accompanying notes.

	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio - Class A Subaccount
NET ASSETS AT JANUARY 1, 2016	$9,990,753	$426,116	$6,717,158	$9,657,056	$71,247	$15,503
Changes From Operations:
• Net investment income (loss)	(163,687)	(5,069)	(62,219)	6,950	462	253
• Net realized gain (loss) on investments	1,512,699	57,255	1,716,595	1,573,818	10,653	(12)
• Net change in unrealized appreciation or depreciation on investments	(659,998)	(23,786)	(2,098,476)	(221,299)	(453)	472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	689,014	28,400	(444,100)	1,359,469	10,662	713
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	398,993	1,075	91,484	771,483	—	—
• Contract withdrawals and transfers to annuity reserves	(1,065,742)	(6,832)	(403,146)	(1,266,294)	(8,701)	(31)
• Contract transfers	660,369	(4,529)	(119,312)	1,795,584	8,996	20
	(6,380)	(10,286)	(430,974)	1,300,773	295	(11)
Annuity Reserves:
• Annuity Payments	—	(445)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	56	—	—	—	—
	—	(389)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,380)	(10,675)	(430,974)	1,300,773	295	(11)
TOTAL INCREASE (DECREASE) IN NET ASSETS	682,634	17,725	(875,074)	2,660,242	10,957	702
NET ASSETS AT DECEMBER 31, 2016	10,673,387	443,841	5,842,084	12,317,298	82,204	16,205
Changes From Operations:
• Net investment income (loss)	(156,565)	(4,577)	(88,792)	(14,809)	215	275
• Net realized gain (loss) on investments	965,966	55,512	29,974	1,236,554	29,148	(3)
• Net change in unrealized appreciation or depreciation on investments	813,986	15,941	1,507,304	154,447	(19,974)	822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,623,387	66,876	1,448,486	1,376,192	9,389	1,094
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	148,564	30	340,185	469,457	—	—
• Contract withdrawals and transfers to annuity reserves	(1,138,572)	(37,008)	(537,910)	(1,177,141)	(9,073)	(33)
• Contract transfers	(948,669)	(64,357)	(565,561)	(354,809)	3,119	192
	(1,938,677)	(101,335)	(763,286)	(1,062,493)	(5,954)	159
Annuity Reserves:
• Annuity Payments	—	(518)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	66	—	—	—	—
	—	(452)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,938,677)	(101,787)	(763,286)	(1,062,493)	(5,954)	159
TOTAL INCREASE (DECREASE) IN NET ASSETS	(315,290)	(34,911)	685,200	313,699	3,435	1,253
NET ASSETS AT DECEMBER 31, 2017	$10,358,097	$408,930	$6,527,284	$12,630,997	$85,639	$17,458

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Deutsche Alternative Asset Allocation VIP Portfolio - Class B Subaccount	Deutsche Equity 500 Index VIP Portfolio - Class A Subaccount	Deutsche Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,888,961	$1,456,334	$336,467	$341,378	$45,219,781	$—	$246,112
Changes From Operations:
• Net investment income (loss)	15,884	4,419	(1,526)	8,482	(453,640)	—	(3,021)
• Net realized gain (loss) on investments	(34,673)	161,504	24,761	(784)	4,268,997	—	32,364
• Net change in unrealized appreciation or depreciation on investments	158,811	(75,227)	25,724	20,713	(1,358,497)	—	(31,944)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	140,022	90,696	48,959	28,411	2,456,860	—	(2,601)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	367,068	3,128	312	31,194	973,886	—	—
• Contract withdrawals and transfers to annuity reserves	(376,354)	(367,283)	(55,173)	(12,986)	(4,489,563)	—	(25,298)
• Contract transfers	335,411	38,121	990	45,663	(723,024)	—	—
	326,125	(326,034)	(53,871)	63,871	(4,238,701)	—	(25,298)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(1,351)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	124	—	—
	—	—	—	—	(1,227)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	326,125	(326,034)	(53,871)	63,871	(4,239,928)	—	(25,298)
TOTAL INCREASE (DECREASE) IN NET ASSETS	466,147	(235,338)	(4,912)	92,282	(1,783,068)	—	(27,899)
NET ASSETS AT DECEMBER 31, 2016	4,355,108	1,220,996	331,555	433,660	43,436,713	—	218,213
Changes From Operations:
• Net investment income (loss)	16,984	4,361	(2,015)	7,933	(414,564)	1,259	(2,916)
• Net realized gain (loss) on investments	(8,312)	237,731	26,455	1,091	4,180,394	3,071	136,048
• Net change in unrealized appreciation or depreciation on investments	225,219	(34,743)	15,132	(554)	4,595,272	16,055	(63,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	233,891	207,349	39,572	8,470	8,361,102	20,385	69,421
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	279,082	1,115	425	37,959	3,035,144	195,099	201
• Contract withdrawals and transfers to annuity reserves	(291,810)	(274,580)	(64,372)	(10,326)	(4,793,992)	(2,978)	(40,468)
• Contract transfers	90,661	(72,716)	51,145	(75,504)	295,803	215,072	6,591
	77,933	(346,181)	(12,802)	(47,871)	(1,463,045)	407,193	(33,676)
Annuity Reserves:
• Annuity Payments	—	—	—	—	(2,428)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	351	—	—
	—	—	—	—	(2,077)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,933	(346,181)	(12,802)	(47,871)	(1,465,122)	407,193	(33,676)
TOTAL INCREASE (DECREASE) IN NET ASSETS	311,824	(138,832)	26,770	(39,401)	6,895,980	427,578	35,745
NET ASSETS AT DECEMBER 31, 2017	$4,666,932	$1,082,164	$358,325	$394,259	$50,332,693	$427,578	$253,958

See accompanying notes.

	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2016	$7,652,803	$31,915,443	$88,836	$—	$66,811	$622,847
Changes From Operations:
• Net investment income (loss)	(127,924)	(428,694)	12,950	111	1,718	3,544
• Net realized gain (loss) on investments	884,460	1,892,367	3,359	161	1,373	24,320
• Net change in unrealized appreciation or depreciation on investments	(838,350)	1,658,589	2,224	62	5,230	67,435
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(81,814)	3,122,262	18,533	334	8,321	95,299
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	554,258	1,079,388	305,337	13,021	103,843	176,967
• Contract withdrawals and transfers to annuity reserves	(517,739)	(2,586,676)	(31,027)	—	(32,796)	(5,971)
• Contract transfers	376,531	(515,350)	92,848	3,561	(1,018)	1,089,162
	413,050	(2,022,638)	367,158	16,582	70,029	1,260,158
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	413,050	(2,022,638)	367,158	16,582	70,029	1,260,158
TOTAL INCREASE (DECREASE) IN NET ASSETS	331,236	1,099,624	385,691	16,916	78,350	1,355,457
NET ASSETS AT DECEMBER 31, 2016	7,984,039	33,015,067	474,527	16,916	145,161	1,978,304
Changes From Operations:
• Net investment income (loss)	(148,709)	(411,058)	18,112	(13)	3,979	21,111
• Net realized gain (loss) on investments	1,498,039	2,269,094	9,285	10,089	4,529	340,575
• Net change in unrealized appreciation or depreciation on investments	1,335,114	4,167,027	7,521	11,705	152	243,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,684,444	6,025,063	34,918	21,781	8,660	605,056
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,722,162	1,924,441	308,369	179,614	56,964	750,260
• Contract withdrawals and transfers to annuity reserves	(591,958)	(4,107,708)	(87,488)	(1,067)	(4,479)	(41,712)
• Contract transfers	(1,378,096)	510,400	132,336	97,166	80,362	4,328,020
	(247,892)	(1,672,867)	353,217	275,713	132,847	5,036,568
Annuity Reserves:
• Annuity Payments	—	(298)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	67	—	—	—	—
	—	(231)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(247,892)	(1,673,098)	353,217	275,713	132,847	5,036,568
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,436,552	4,351,965	388,135	297,494	141,507	5,641,624
NET ASSETS AT DECEMBER 31, 2017	$10,420,591	$37,367,032	$862,662	$314,410	$286,668	$7,619,928

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Franklin Founding Funds Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2016	$433,305	$30,347,374	$552,612	$17,488,905	$406,208	$334,143	$52,086
Changes From Operations:
• Net investment income (loss)	11,382	996,969	34,778	77,696	1,309	350	(332)
• Net realized gain (loss) on investments	13,860	(368,612)	(8,438)	1,632,071	(33,943)	44,194	14,157
• Net change in unrealized appreciation or depreciation on investments	25,622	2,843,396	105,563	607,313	66,869	12,720	11,534
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,864	3,471,753	131,903	2,317,080	34,235	57,264	25,359
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,327,071	436,192	436,711	22,819	120,256	64,314
• Contract withdrawals and transfers to annuity reserves	(21)	(3,030,538)	(29,460)	(1,662,548)	(107,919)	(12,165)	(14,571)
• Contract transfers	3,554	(1,813,744)	84,871	(626,695)	(160,392)	96,862	2,367
	3,533	(3,517,211)	491,603	(1,852,532)	(245,492)	204,953	52,110
Annuity Reserves:
• Annuity Payments	—	—	—	(1,091)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	(431)	—	—	—
	—	—	—	(1,522)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,533	(3,517,211)	491,603	(1,854,054)	(245,492)	204,953	52,110
TOTAL INCREASE (DECREASE) IN NET ASSETS	54,397	(45,458)	623,506	463,026	(211,257)	262,217	77,469
NET ASSETS AT DECEMBER 31, 2016	487,702	30,301,916	1,176,118	17,951,931	194,951	596,360	129,555
Changes From Operations:
• Net investment income (loss)	7,338	760,167	42,543	123,388	6,632	2,756	(908)
• Net realized gain (loss) on investments	20,759	241,349	14,933	1,391,676	20,587	28,177	10,078
• Net change in unrealized appreciation or depreciation on investments	23,211	1,311,714	89,153	(357,205)	(326)	93,727	2,161
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,308	2,313,230	146,629	1,157,859	26,893	124,660	11,331
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	433,421	1,048,271	226,271	498,038	79,329	22,941
• Contract withdrawals and transfers to annuity reserves	(6,758)	(2,985,824)	(163,272)	(1,999,313)	(10,139)	(13,260)	(17,382)
• Contract transfers	32	204,602	510,858	74,857	132,184	12,378	3,694
	(6,726)	(2,347,801)	1,395,857	(1,698,185)	620,083	78,447	9,253
Annuity Reserves:
• Annuity Payments	—	—	—	(2,343)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	1	—	—	—
	—	—	—	(2,342)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,726)	(2,347,801)	1,395,857	(1,700,527)	620,083	78,447	9,253
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,582	(34,571)	1,542,486	(542,668)	646,976	203,107	20,584
NET ASSETS AT DECEMBER 31, 2017	$532,284	$30,267,345	$2,718,604	$17,409,263	$841,927	$799,467	$150,139
See accompanying notes.

	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount
NET ASSETS AT JANUARY 1, 2016	$112,845	$326,687	$1,495,816	$157,684	$54,595	$214,154
Changes From Operations:
• Net investment income (loss)	(1,719)	(6,049)	12,457	(640)	557	(2,486)
• Net realized gain (loss) on investments	14,291	—	4,065	(852)	(213)	(346)
• Net change in unrealized appreciation or depreciation on investments	(7,976)	—	132,752	187	(511)	2,368
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,596	(6,049)	149,274	(1,305)	(167)	(464)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60,789	1,458,924	7,647	7,853	540	15,615
• Contract withdrawals and transfers to annuity reserves	(411)	(177,155)	(111,976)	(327)	(202)	(1,002)
• Contract transfers	15,439	(762,524)	(43,280)	3,826	11,558	3,109
	75,817	519,245	(147,609)	11,352	11,896	17,722
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	75,817	519,245	(147,609)	11,352	11,896	17,722
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,413	513,196	1,665	10,047	11,729	17,258
NET ASSETS AT DECEMBER 31, 2016	193,258	839,883	1,497,481	167,731	66,324	231,412
Changes From Operations:
• Net investment income (loss)	(2,507)	(5,231)	6,188	2,110	(379)	(1,900)
• Net realized gain (loss) on investments	10,891	—	272,108	(904)	(351)	274
• Net change in unrealized appreciation or depreciation on investments	36,517	—	(155,079)	5,609	(2,419)	34,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,901	(5,231)	123,217	6,815	(3,149)	33,314
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	197,133	267,970	3,622	363	4,293	10,867
• Contract withdrawals and transfers to annuity reserves	(743)	(41,580)	(57,496)	(4,104)	(1,044)	(1,311)
• Contract transfers	(52,480)	(390,289)	(8,220)	43,231	35,590	9,180
	143,910	(163,899)	(62,094)	39,490	38,839	18,736
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	143,910	(163,899)	(62,094)	39,490	38,839	18,736
TOTAL INCREASE (DECREASE) IN NET ASSETS	188,811	(169,130)	61,123	46,305	35,690	52,050
NET ASSETS AT DECEMBER 31, 2017	$382,069	$670,753	$1,558,604	$214,036	$102,014	$283,462

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund - Class IC Subaccount	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I. Core Equity Fund - Series I Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$96,481	$214,848	$108,373	$21,481	$283,639	$52,236	$150,108
Changes From Operations:
• Net investment income (loss)	(1,410)	(826)	(1,661)	(333)	(4,506)	207	(919)
• Net realized gain (loss) on investments	7	27,928	17,221	3,865	(5,792)	4,449	11,021
• Net change in unrealized appreciation or depreciation on investments	(601)	(12,990)	(16,289)	(3,444)	46,540	7,359	702
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,004)	14,112	(729)	88	36,242	12,015	10,804
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	23,355	73,463	—	57	93,697	2,714	—
• Contract withdrawals and transfers to annuity reserves	(655)	(50)	(29,687)	(6,862)	(8,617)	(680)	(18,892)
• Contract transfers	49,282	37,949	(34)	—	134,718	9,863	(8,228)
	71,982	111,362	(29,721)	(6,805)	219,798	11,897	(27,120)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	71,982	111,362	(29,721)	(6,805)	219,798	11,897	(27,120)
TOTAL INCREASE (DECREASE) IN NET ASSETS	69,978	125,474	(30,450)	(6,717)	256,040	23,912	(16,316)
NET ASSETS AT DECEMBER 31, 2016	166,459	340,322	77,923	14,764	539,679	76,148	133,792
Changes From Operations:
• Net investment income (loss)	(1,635)	(1,651)	(1,662)	(775)	20,815	792	(488)
• Net realized gain (loss) on investments	621	24,520	9,872	10,516	45,708	5,212	11,957
• Net change in unrealized appreciation or depreciation on investments	4,680	49,412	11,440	(776)	(7,401)	7,763	2,828
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,666	72,281	19,650	8,965	59,122	13,767	14,297
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,750	33,503	400	132	200,917	5,959	—
• Contract withdrawals and transfers to annuity reserves	(2,218)	(1,637)	(3,457)	(61)	(11,928)	(6,206)	(22,114)
• Contract transfers	(20,494)	25,090	5,235	(5,310)	11,655	11,842	—
	(18,962)	56,956	2,178	(5,239)	200,644	11,595	(22,114)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(18,962)	56,956	2,178	(5,239)	200,644	11,595	(22,114)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,296)	129,237	21,828	3,726	259,766	25,362	(7,817)
NET ASSETS AT DECEMBER 31, 2017	$151,163	$469,559	$99,751	$18,490	$799,445	$101,510	$125,975

See accompanying notes.

	Invesco V.I. Core Equity Fund - Series II Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$854	$121,863	$602,485	$440,605	$61,080	$863,972
Changes From Operations:
• Net investment income (loss)	(7)	1,076	(5,498)	2,651	(112)	(2,656)
• Net realized gain (loss) on investments	57	1,217	19,003	6,893	10,495	(6,189)
• Net change in unrealized appreciation or depreciation on investments	15	37,718	74,494	49,085	(11,046)	(3,743)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65	40,011	87,999	58,629	(663)	(12,588)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	136,927	115,095	1,001	—	153,783
• Contract withdrawals and transfers to annuity reserves	—	(2,255)	(104,328)	(102,883)	(18,668)	(121,134)
• Contract transfers	—	208,190	29,214	24,986	(6,442)	475,887
	—	342,862	39,981	(76,896)	(25,110)	508,536
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	342,862	39,981	(76,896)	(25,110)	508,536
TOTAL INCREASE (DECREASE) IN NET ASSETS	65	382,873	127,980	(18,267)	(25,773)	495,948
NET ASSETS AT DECEMBER 31, 2016	919	504,736	730,465	422,338	35,307	1,359,920
Changes From Operations:
• Net investment income (loss)	(4)	2,553	(8,273)	1,647	(66)	(2,766)
• Net realized gain (loss) on investments	250	28,563	99,715	10,857	19,662	42,151
• Net change in unrealized appreciation or depreciation on investments	(165)	11,361	357,026	37,683	(13,324)	271,027
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81	42,477	448,468	50,187	6,272	310,412
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	43,763	2,763,856	153,502	—	511,073
• Contract withdrawals and transfers to annuity reserves	(1,000)	(7,498)	(215,129)	(1,754)	(33,625)	(176,185)
• Contract transfers	—	118,547	1,328,438	58,780	—	90,626
	(1,000)	154,812	3,877,165	210,528	(33,625)	425,514
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,000)	154,812	3,877,165	210,528	(33,625)	425,514
TOTAL INCREASE (DECREASE) IN NET ASSETS	(919)	197,289	4,325,633	260,715	(27,353)	735,926
NET ASSETS AT DECEMBER 31, 2017	$—	$702,025	$5,056,098	$683,053	$7,954	$2,095,846

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Ivy VIP Asset Strategy Portfolio Subaccount	Ivy VIP Energy Portfolio Subaccount	Ivy VIP High Income Portfolio Subaccount	Ivy VIP Micro Cap Growth Portfolio Subaccount	Ivy VIP Mid Cap Growth Portfolio Subaccount	Ivy VIP Science and Technology Portfolio Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$418,040	$10,828	$175,661	$6,018	$137,237	$161,240	$683,352
Changes From Operations:
• Net investment income (loss)	(3,414)	(300)	34,176	(313)	(1,946)	(2,880)	2,496
• Net realized gain (loss) on investments	(35,400)	399	(587)	370	9,740	7,251	15,190
• Net change in unrealized appreciation or depreciation on investments	23,618	9,422	48,255	5,001	4,162	9,884	(1,505)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,196)	9,521	81,844	5,058	11,956	14,255	16,181
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	105,556	11,400	143,461	55,238	5,867	71,949	552
• Contract withdrawals and transfers to annuity reserves	(7,541)	(8)	(4,255)	(838)	(509)	(8,295)	(55,685)
• Contract transfers	(87,787)	51,543	337,566	25,562	42,266	90,209	24,969
	10,228	62,935	476,772	79,962	47,624	153,863	(30,164)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,228	62,935	476,772	79,962	47,624	153,863	(30,164)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,968)	72,456	558,616	85,020	59,580	168,118	(13,983)
NET ASSETS AT DECEMBER 31, 2016	413,072	83,284	734,277	91,038	196,817	329,358	669,369
Changes From Operations:
• Net investment income (loss)	1,600	(298)	29,078	(2,346)	(2,703)	(5,667)	(1,378)
• Net realized gain (loss) on investments	(3,179)	(2,301)	9,544	1,529	6,369	52,255	5,417
• Net change in unrealized appreciation or depreciation on investments	67,871	(14,387)	(206)	19,961	50,734	71,678	106,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,292	(16,986)	38,416	19,144	54,400	118,266	110,446
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	14,588	95,861	50,663	33,332	35,661	296,111	627
• Contract withdrawals and transfers to annuity reserves	(11,631)	(859)	(91,099)	(1,886)	(1,247)	(6,823)	(12,754)
• Contract transfers	(24,191)	23,039	(7,960)	110,085	9,405	89,153	34,455
	(21,234)	118,041	(48,396)	141,531	43,819	378,441	22,328
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(21,234)	118,041	(48,396)	141,531	43,819	378,441	22,328
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,058	101,055	(9,980)	160,675	98,219	496,707	132,774
NET ASSETS AT DECEMBER 31, 2017	$458,130	$184,339	$724,297	$251,713	$295,036	$826,065	$802,143

See accompanying notes.

	Janus Henderson Enterprise Portfolio - Service Shares Subaccount	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$392,690	$13,132	$—	$33,195	$1,435	$174,916
Changes From Operations:
• Net investment income (loss)	(4,987)	(65)	—	5,447	2,603	(1,185)
• Net realized gain (loss) on investments	48,095	(306)	—	1,246	1,962	19,944
• Net change in unrealized appreciation or depreciation on investments	(16,519)	291	—	2,425	(261)	4,182
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,589	(80)	—	9,118	4,304	22,941
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	194	2	—	46,249	111,958	13,354
• Contract withdrawals and transfers to annuity reserves	(85,993)	(6)	—	(8,639)	(2,210)	(3,360)
• Contract transfers	(1,260)	(1,959)	—	192,277	8,170	28,832
	(87,059)	(1,963)	—	229,887	117,918	38,826
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(87,059)	(1,963)	—	229,887	117,918	38,826
TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,470)	(2,043)	—	239,005	122,222	61,767
NET ASSETS AT DECEMBER 31, 2016	332,220	11,089	—	272,200	123,657	236,683
Changes From Operations:
• Net investment income (loss)	(4,815)	(101)	4,090	(731)	3,614	(861)
• Net realized gain (loss) on investments	50,906	297	(2,466)	10,353	2,414	(5,094)
• Net change in unrealized appreciation or depreciation on investments	31,721	2,494	7,480	25,591	6,818	16,219
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,812	2,690	9,104	35,213	12,846	10,264
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	252	—	1,608,434	546	5,476	—
• Contract withdrawals and transfers to annuity reserves	(46,447)	(2)	(38,179)	(16,969)	(3,308)	(5,311)
• Contract transfers	(14,911)	(566)	1,525,470	(34,548)	19,257	(241,636)
	(61,106)	(568)	3,095,725	(50,971)	21,425	(246,947)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(61,106)	(568)	3,095,725	(50,971)	21,425	(246,947)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,706	2,122	3,104,829	(15,758)	34,271	(236,683)
NET ASSETS AT DECEMBER 31, 2017	$348,926	$13,211	$3,104,829	$256,442	$157,928	$—

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$209,744	$97,186	$74,682	$320,070	$1,065,931	$6,445
Changes From Operations:
• Net investment income (loss)	—	11,181	(1,461)	199	8,870	25,203	101
• Net realized gain (loss) on investments	—	(3,916)	(3,517)	1,452	(298)	112,776	274
• Net change in unrealized appreciation or depreciation on investments	—	20,263	4,542	9,030	2,193	(41,068)	(16)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	27,528	(436)	10,681	10,765	96,911	359
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	63,132	45,242	—	179,448	1,041,125	—
• Contract withdrawals and transfers to annuity reserves	—	(2,374)	(7,072)	(2,107)	(24,883)	(26,349)	—
• Contract transfers	—	24,310	1,996	(1,869)	154,903	649,108	—
	—	85,068	40,166	(3,976)	309,468	1,663,884	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	85,068	40,166	(3,976)	309,468	1,663,884	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	112,596	39,730	6,705	320,233	1,760,795	359
NET ASSETS AT DECEMBER 31, 2016	—	322,340	136,916	81,387	640,303	2,826,726	6,804
Changes From Operations:
• Net investment income (loss)	539	28,859	(1,952)	70	16,217	23,049	116
• Net realized gain (loss) on investments	10	13,080	1,034	6,792	999	131,709	196
• Net change in unrealized appreciation or depreciation on investments	2,505	10,446	40,142	1,892	(11,315)	300,561	652
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,054	52,385	39,224	8,754	5,901	455,319	964
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	65,138	294,180	18,608	10	298,510	1,053,257	—
• Contract withdrawals and transfers to annuity reserves	(145)	(5,323)	(16,138)	(8,517)	(148,053)	(311,360)	—
• Contract transfers	—	256,049	13,402	386	(38,948)	(42,332)	—
	64,993	544,906	15,872	(8,121)	111,509	699,565	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	64,993	544,906	15,872	(8,121)	111,509	699,565	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	68,047	597,291	55,096	633	117,410	1,154,884	964
NET ASSETS AT DECEMBER 31, 2017	$68,047	$919,631	$192,012	$82,020	$757,713	$3,981,610	$7,768

See accompanying notes.

	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2016	$11,070,758	$2,018,360	$6,627	$8,383,419	$—	$4,613,685
Changes From Operations:
• Net investment income (loss)	(9,692)	6,387	98	(2,794)	2,430	(30,704)
• Net realized gain (loss) on investments	132,361	(4,985)	—	(105,641)	(162)	354,024
• Net change in unrealized appreciation or depreciation on investments	2,166,678	64,197	169	237,461	5,979	(368,347)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,289,347	65,599	267	129,026	8,247	(45,027)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,283,923	148,156	—	797,931	224,138	189,816
• Contract withdrawals and transfers to annuity reserves	(620,978)	(82,282)	—	(272,823)	(12,147)	(298,886)
• Contract transfers	5,105,277	271,049	—	(380,124)	—	13,861
	5,768,222	336,923	—	144,984	211,991	(95,209)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,768,222	336,923	—	144,984	211,991	(95,209)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,057,569	402,522	267	274,010	220,238	(140,236)
NET ASSETS AT DECEMBER 31, 2016	19,128,327	2,420,882	6,894	8,657,429	220,238	4,473,449
Changes From Operations:
• Net investment income (loss)	(162,857)	12,742	118	(3,842)	2,500	(70,409)
• Net realized gain (loss) on investments	989,130	3,458	6	75,670	1,883	449,848
• Net change in unrealized appreciation or depreciation on investments	1,948,979	242,413	667	1,381,002	29,578	1,004,254
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,775,252	258,613	791	1,452,830	33,961	1,383,693
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,319,649	179,912	—	299,128	—	935,612
• Contract withdrawals and transfers to annuity reserves	(980,627)	(101,070)	—	(627,895)	(13,137)	(268,536)
• Contract transfers	5,684,298	197,254	—	1,644,084	—	460,685
	7,023,320	276,096	—	1,315,317	(13,137)	1,127,761
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,023,320	276,096	—	1,315,317	(13,137)	1,127,761
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,798,572	534,709	791	2,768,147	20,824	2,511,454
NET ASSETS AT DECEMBER 31, 2017	$28,926,899	$2,955,591	$7,685	$11,425,576	$241,062	$6,984,903

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American Income Allocation Fund - Standard Class Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$2,968,218	$232,283	$13,545,640	$12,435,370	$56,131	$6,504,551	$68,309
Changes From Operations:
• Net investment income (loss)	(41,178)	6,025	(167,866)	9,826	301	(40,606)	293
• Net realized gain (loss) on investments	258,362	30,259	3,023,131	2,152,496	1,490	383,431	(18)
• Net change in unrealized appreciation or depreciation on investments	(212,451)	6,728	(1,852,564)	(931,646)	387	(243,681)	(167)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,733	43,012	1,002,701	1,230,676	2,178	99,144	108
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	30,622	496,668	717,966	1,039,366	—	210,402	20,954
• Contract withdrawals and transfers to annuity reserves	(158,812)	(8,276)	(858,198)	(981,560)	(3,589)	(256,970)	(1,227)
• Contract transfers	(99,231)	(173)	257,094	509,388	—	(131,386)	20,654
	(227,421)	488,219	116,862	567,194	(3,589)	(177,954)	40,381
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(227,421)	488,219	116,862	567,194	(3,589)	(177,954)	40,381
TOTAL INCREASE (DECREASE) IN NET ASSETS	(222,688)	531,231	1,119,563	1,797,870	(1,411)	(78,810)	40,489
NET ASSETS AT DECEMBER 31, 2016	2,745,530	763,514	14,665,203	14,233,240	54,720	6,425,741	108,798
Changes From Operations:
• Net investment income (loss)	(48,064)	3,782	(249,906)	(70,150)	(242)	(54,593)	28
• Net realized gain (loss) on investments	543,043	30,144	1,991,455	1,994,936	(213)	725,761	130
• Net change in unrealized appreciation or depreciation on investments	138,717	91,073	2,608,754	1,436,174	2,044	1,259,777	162
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	633,696	124,999	4,350,303	3,360,960	1,589	1,930,945	320
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	125,508	52,363	6,091,487	5,521,838	—	1,287,217	18,754
• Contract withdrawals and transfers to annuity reserves	(153,028)	(9,778)	(1,683,217)	(1,481,561)	(56,309)	(484,290)	(19,917)
• Contract transfers	(130,543)	1,701	1,465,352	1,134,227	—	29,321	3,506
	(158,063)	44,286	5,873,622	5,174,504	(56,309)	832,248	2,343
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(158,063)	44,286	5,873,622	5,174,504	(56,309)	832,248	2,343
TOTAL INCREASE (DECREASE) IN NET ASSETS	475,633	169,285	10,223,925	8,535,464	(54,720)	2,763,193	2,663
NET ASSETS AT DECEMBER 31, 2017	$3,221,163	$932,799	$24,889,128	$22,768,704	$—	$9,188,934	$111,461
See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$35,250	$10,033,045	$40,338,741	$14,555,187	$1,149	$70,506,174
Changes From Operations:
• Net investment income (loss)	206	(117,735)	132,282	386,258	63	(649,479)
• Net realized gain (loss) on investments	(553)	858,491	193,691	(2,611,551)	(288)	(736,441)
• Net change in unrealized appreciation or depreciation on investments	1,607	(386,941)	4,593,858	3,109,326	367	2,220,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,260	353,815	4,919,831	884,033	142	834,236
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,588	141,772	6,466,049	355,300	450	5,671,653
• Contract withdrawals and transfers to annuity reserves	—	(526,872)	(2,905,298)	(668,277)	—	(3,838,335)
• Contract transfers	(82,098)	(647,883)	7,779,585	(15,126,243)	(1,741)	5,280,964
	(36,510)	(1,032,983)	11,340,336	(15,439,220)	(1,291)	7,114,282
Annuity Reserves:
• Annuity Payments	—	(334)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	2	—	—	—	—
	—	(332)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(36,510)	(1,033,315)	11,340,336	(15,439,220)	(1,291)	7,114,282
TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,250)	(679,500)	16,260,167	(14,555,187)	(1,149)	7,948,518
NET ASSETS AT DECEMBER 31, 2016	—	9,353,545	56,598,908	—	—	78,454,692
Changes From Operations:
• Net investment income (loss)	—	(177,298)	47,456	—	—	(724,014)
• Net realized gain (loss) on investments	—	836,476	971,254	—	—	(103,122)
• Net change in unrealized appreciation or depreciation on investments	—	1,632,318	7,434,449	—	—	9,315,795
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	2,291,496	8,453,159	—	—	8,488,659
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	882,266	4,015,940	—	—	4,101,540
• Contract withdrawals and transfers to annuity reserves	—	(791,416)	(3,057,261)	—	—	(4,018,808)
• Contract transfers	—	(147,636)	2,581,583	—	—	75,112
	—	(56,786)	3,540,262	—	—	157,844
Annuity Reserves:
• Annuity Payments	—	(389)	—	—	—	(1,546)
• Receipt (reimbursement) of mortality guarantee adjustments	—	3	—	—	—	3,075
	—	(386)	—	—	—	1,529
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(57,172)	3,540,262	—	—	159,373
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	2,234,324	11,993,421	—	—	8,648,032
NET ASSETS AT DECEMBER 31, 2017	$—	$11,587,869	$68,592,329	$—	$—	$87,102,724

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock Scientific Allocation Fund - Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$—	$48,681,915	$29,650	$230,616	$—	$—	$2,167,687
Changes From Operations:
• Net investment income (loss)	48,710	(398,276)	233	4,676	—	25,187	(27,964)
• Net realized gain (loss) on investments	(7,357)	(560,274)	(1)	(376)	—	7,388	142,069
• Net change in unrealized appreciation or depreciation on investments	(32,201)	1,712,736	654	10,729	—	77,703	98,741
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,152	754,186	886	15,029	—	110,278	212,846
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,995,741	1,969,359	—	49,358	—	1,872,314	424,472
• Contract withdrawals and transfers to annuity reserves	(73,545)	(4,025,171)	(30)	(4,324)	—	(55,943)	(88,032)
• Contract transfers	5,840,294	3,011,210	3,443	12,771	—	6,986,358	(2,716,973)
	8,762,490	955,398	3,413	57,805	—	8,802,729	(2,380,533)
Annuity Reserves:
• Annuity Payments	—	(3,989)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	222	—	—	—	—	—
	—	(3,767)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,762,490	951,631	3,413	57,805	—	8,802,729	(2,380,533)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,771,642	1,705,817	4,299	72,834	—	8,913,007	(2,167,687)
NET ASSETS AT DECEMBER 31, 2016	8,771,642	50,387,732	33,949	303,450	—	8,913,007	—
Changes From Operations:
• Net investment income (loss)	(63,906)	18,423	361	8,476	1,048	(27,331)	—
• Net realized gain (loss) on investments	149,764	(307,030)	1	111	2,027	156,698	—
• Net change in unrealized appreciation or depreciation on investments	1,267,110	436,559	176	7,231	(2,173)	1,580,397	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,352,968	147,952	538	15,818	902	1,709,764	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,299,473	2,617,163	—	8,823	14,988	4,143,931	—
• Contract withdrawals and transfers to annuity reserves	(688,572)	(4,648,099)	(44)	(8,399)	(93)	(599,895)	—
• Contract transfers	4,092,809	6,660,724	1,172	117,210	48,189	7,613,104	—
	6,703,710	4,629,788	1,128	117,634	63,084	11,157,140	—
Annuity Reserves:
• Annuity Payments	—	(5,482)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	827	—	—	—	—	—
	—	(4,655)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,703,710	4,625,133	1,128	117,634	63,084	11,157,140	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,056,678	4,773,085	1,666	133,452	63,986	12,866,904	—
NET ASSETS AT DECEMBER 31, 2017	$16,828,320	$55,160,817	$35,615	$436,902	$63,986	$21,779,911	$—

See accompanying notes.

	LVIP Blended Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Blended Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$8,201,959	$4,088	$24,996,904	$135,372	$20,360,331	$—
Changes From Operations:
• Net investment income (loss)	(31,168)	27	(387,513)	(1,576)	(373,976)	(9)
• Net realized gain (loss) on investments	(4,257)	—	114,662	24,639	377,167	55
• Net change in unrealized appreciation or depreciation on investments	871,087	308	(305,816)	(27,151)	23,720	35
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	835,662	335	(578,667)	(4,088)	26,911	81
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,759,743	—	5,420,934	21,566	3,970,775	—
• Contract withdrawals and transfers to annuity reserves	(459,443)	(46)	(1,254,652)	(35,666)	(1,597,169)	(31)
• Contract transfers	4,864,524	(115)	4,835,873	(18,288)	10,926,386	3,389
	8,164,824	(161)	9,002,155	(32,388)	13,299,992	3,358
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,164,824	(161)	9,002,155	(32,388)	13,299,992	3,358
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,000,486	174	8,423,488	(36,476)	13,326,903	3,439
NET ASSETS AT DECEMBER 31, 2016	17,202,445	4,262	33,420,392	98,896	33,687,234	3,439
Changes From Operations:
• Net investment income (loss)	(93,610)	35	(431,095)	(1,353)	(587,431)	(29)
• Net realized gain (loss) on investments	343,309	53	1,940,576	8,418	405,964	63
• Net change in unrealized appreciation or depreciation on investments	3,159,980	756	6,658,672	21,379	7,911,953	916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,409,679	844	8,168,153	28,444	7,730,486	950
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,029,833	—	4,357,772	42	2,021,817	—
• Contract withdrawals and transfers to annuity reserves	(927,379)	(50)	(2,114,448)	(5,980)	(2,035,455)	(43)
• Contract transfers	865,040	(257)	1,323,568	69,458	(1,006,182)	339
	1,967,494	(307)	3,566,892	63,520	(1,019,820)	296
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,967,494	(307)	3,566,892	63,520	(1,019,820)	296
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,377,173	537	11,735,045	91,964	6,710,666	1,246
NET ASSETS AT DECEMBER 31, 2017	$22,579,618	$4,799	$45,155,437	$190,860	$40,397,900	$4,685

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Clarion Global Real Estate Fund - Service Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$7,143,713	$3,993,681	$115,854,849	$5,840,431	$39,378,171	$34,257	$3,907,204
Changes From Operations:
• Net investment income (loss)	161,239	(35,286)	1,416,790	47,707	(643,506)	(247)	(16,136)
• Net realized gain (loss) on investments	232,930	117,115	1,710,888	127,770	(159,786)	(3)	460,869
• Net change in unrealized appreciation or depreciation on investments	(419,759)	88,659	(2,702,325)	(91,100)	943,571	903	(281,677)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,590)	170,488	425,353	84,377	140,279	653	163,056
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	429,897	961,056	18,453,963	5,026	1,734,910	9,601	2,799
• Contract withdrawals and transfers to annuity reserves	(591,248)	(170,783)	(8,851,679)	(1,232,916)	(2,416,129)	—	(212,652)
• Contract transfers	(303,187)	1,167,682	19,742,498	(79,326)	1,727,378	—	(314,348)
	(464,538)	1,957,955	29,344,782	(1,307,216)	1,046,159	9,601	(524,201)
Annuity Reserves:
• Annuity Payments	—	—	(1,470)	(723)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	276	80	—	—	—
	—	—	(1,194)	(643)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(464,538)	1,957,955	29,343,588	(1,307,859)	1,046,159	9,601	(524,201)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(490,128)	2,128,443	29,768,941	(1,223,482)	1,186,438	10,254	(361,145)
NET ASSETS AT DECEMBER 31, 2016	6,653,585	6,122,124	145,623,790	4,616,949	40,564,609	44,511	3,546,059
Changes From Operations:
• Net investment income (loss)	165,177	(59,171)	1,676,007	52,066	(357,471)	238	(22,195)
• Net realized gain (loss) on investments	127,595	354,096	(201,141)	110,111	9,231	3	439,529
• Net change in unrealized appreciation or depreciation on investments	272,974	863,579	2,148,121	(47,059)	619,341	693	184,577
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	565,746	1,158,504	3,622,987	115,118	271,101	934	601,911
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	398,426	1,164,935	12,947,622	8,517	4,090,127	12,400	357,729
• Contract withdrawals and transfers to annuity reserves	(637,148)	(381,534)	(12,543,476)	(512,961)	(3,911,067)	—	(396,339)
• Contract transfers	(79,301)	1,921,686	17,360,184	111,429	7,880,976	—	(259,988)
	(318,023)	2,705,087	17,764,330	(393,015)	8,060,036	12,400	(298,598)
Annuity Reserves:
• Annuity Payments	—	—	(2,902)	(694)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	635	83	—	—	—
	—	—	(2,267)	(611)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(318,023)	2,705,087	17,762,063	(393,626)	8,060,036	12,400	(298,598)
TOTAL INCREASE (DECREASE) IN NET ASSETS	247,723	3,863,591	21,385,050	(278,508)	8,331,137	13,334	303,313
NET ASSETS AT DECEMBER 31, 2017	$6,901,308	$9,985,715	$167,008,840	$4,338,441	$48,895,746	$57,845	$3,849,372

See accompanying notes.

	LVIP Delaware Social Awareness Fund - Standard Class Subaccount	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$483,105	$2,646,940	$1,829,291	$154,547	$142,457	$11,754,860
Changes From Operations:
• Net investment income (loss)	(1,366)	(9,625)	(3,073)	324	3,771	71,302
• Net realized gain (loss) on investments	74,805	433,756	168,545	13,858	4,710	(8,475)
• Net change in unrealized appreciation or depreciation on investments	(56,453)	58,359	(103,578)	(8,089)	20,839	58,061
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,986	482,490	61,894	6,093	29,320	120,888
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,410	120,079	73,022	185	95,472	1,587,345
• Contract withdrawals and transfers to annuity reserves	(81,618)	(290,563)	(220,615)	(3,286)	(17,256)	(550,807)
• Contract transfers	(89,969)	253,096	11,461	137	320,861	1,297,737
	(170,177)	82,612	(136,132)	(2,964)	399,077	2,334,275
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(170,177)	82,612	(136,132)	(2,964)	399,077	2,334,275
TOTAL INCREASE (DECREASE) IN NET ASSETS	(153,191)	565,102	(74,238)	3,129	428,397	2,455,163
NET ASSETS AT DECEMBER 31, 2016	329,914	3,212,042	1,755,053	157,676	570,854	14,210,023
Changes From Operations:
• Net investment income (loss)	(1,075)	(25,612)	6,118	1,035	10,167	103,815
• Net realized gain (loss) on investments	44,361	379,520	117,129	9,734	50,660	163,751
• Net change in unrealized appreciation or depreciation on investments	9,942	154,504	44,771	5,280	151,401	3,345,980
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,228	508,412	168,018	16,049	212,228	3,613,546
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	781	565,353	100,380	194	1,078,911	2,247,670
• Contract withdrawals and transfers to annuity reserves	(61,089)	(347,051)	(256,170)	(17,681)	(283,703)	(882,043)
• Contract transfers	(3,208)	(92,159)	(40,699)	(82)	495,692	2,393,406
	(63,516)	126,143	(196,489)	(17,569)	1,290,900	3,759,033
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(63,516)	126,143	(196,489)	(17,569)	1,290,900	3,759,033
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,288)	634,555	(28,471)	(1,520)	1,503,128	7,372,579
NET ASSETS AT DECEMBER 31, 2017	$319,626	$3,846,597	$1,726,582	$156,156	$2,073,982	$21,582,602

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,627,087	$—	$192,347	$22,284,937	$31,291,616	$4,076	$51,400,854
Changes From Operations:
• Net investment income (loss)	(6,094)	46	247	(122,000)	(18,534)	45	(128,606)
• Net realized gain (loss) on investments	644,201	697	5,112	2,129,504	40,086	—	(869,528)
• Net change in unrealized appreciation or depreciation on investments	(426,910)	(485)	40,780	363,670	(73,304)	13	1,433,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,197	258	46,139	2,371,174	(51,752)	58	435,470
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	170,502	—	13,703	3,776,830	3,325,371	—	3,748,105
• Contract withdrawals and transfers to annuity reserves	(160,001)	(32)	(4,031)	(1,368,024)	(1,897,862)	(47)	(2,605,622)
• Contract transfers	151,292	3,251	200,208	2,472,020	5,121,837	214	864,485
	161,793	3,219	209,880	4,880,826	6,549,346	167	2,006,968
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	161,793	3,219	209,880	4,880,826	6,549,346	167	2,006,968
TOTAL INCREASE (DECREASE) IN NET ASSETS	372,990	3,477	256,019	7,252,000	6,497,594	225	2,442,438
NET ASSETS AT DECEMBER 31, 2016	2,000,077	3,477	448,366	29,536,937	37,789,210	4,301	53,843,292
Changes From Operations:
• Net investment income (loss)	(3,289)	34	(871)	(263,787)	85,804	59	(254,158)
• Net realized gain (loss) on investments	(31,965)	61	8,122	426,477	22,348	2	328,475
• Net change in unrealized appreciation or depreciation on investments	473,801	703	207,174	6,014,828	313,005	40	10,045,979
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	438,547	798	214,425	6,177,518	421,157	101	10,120,296
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,344,161	—	1,214,637	3,575,376	6,414,027	—	4,124,132
• Contract withdrawals and transfers to annuity reserves	(417,764)	(44)	(48,034)	(2,530,433)	(2,437,545)	(49)	(3,894,951)
• Contract transfers	379,249	438	663,080	8,964,344	6,040,055	440	(2,393,078)
	1,305,646	394	1,829,683	10,009,287	10,016,537	391	(2,163,897)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,305,646	394	1,829,683	10,009,287	10,016,537	391	(2,163,897)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,744,193	1,192	2,044,108	16,186,805	10,437,694	492	7,956,399
NET ASSETS AT DECEMBER 31, 2017	$3,744,270	$4,669	$2,492,474	$45,723,742	$48,226,904	$4,793	$61,799,691

See accompanying notes.

	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$10,164	$13,506,257	$12,083	$93,922,548	$190,792	$425,224,919
Changes From Operations:
• Net investment income (loss)	(20)	187,502	247	312,058	946	261,337
• Net realized gain (loss) on investments	441	151,816	158	1,349,156	1,947	(324,749)
• Net change in unrealized appreciation or depreciation on investments	3,495	1,396,481	880	1,315,109	3,100	11,694,548
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,916	1,735,799	1,285	2,976,323	5,993	11,631,136
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	155,002	4,059,397	—	5,868,548	—	18,546,865
• Contract withdrawals and transfers to annuity reserves	(35)	(685,381)	—	(5,867,231)	(10,887)	(20,125,792)
• Contract transfers	—	2,823,977	—	4,058,868	—	(25,415,143)
	154,967	6,197,993	—	4,060,185	(10,887)	(26,994,070)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	154,967	6,197,993	—	4,060,185	(10,887)	(26,994,070)
TOTAL INCREASE (DECREASE) IN NET ASSETS	158,883	7,933,792	1,285	7,036,508	(4,894)	(15,362,934)
NET ASSETS AT DECEMBER 31, 2016	169,047	21,440,049	13,368	100,959,056	185,898	409,861,985
Changes From Operations:
• Net investment income (loss)	10,946	411,345	401	309,861	1,048	1,836,709
• Net realized gain (loss) on investments	5,985	148,380	10	1,474,629	1,029	4,609,206
• Net change in unrealized appreciation or depreciation on investments	2,341	1,542,106	1,001	6,341,014	13,577	46,039,542
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,272	2,101,831	1,412	8,125,504	15,654	52,485,457
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	216,055	1,574,918	—	1,831,189	—	11,268,085
• Contract withdrawals and transfers to annuity reserves	(1,470)	(1,085,649)	—	(9,450,777)	(10,919)	(29,492,836)
• Contract transfers	294,494	2,088,934	—	(2,004,136)	—	(19,886,208)
	509,079	2,578,203	—	(9,623,724)	(10,919)	(38,110,959)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	509,079	2,578,203	—	(9,623,724)	(10,919)	(38,110,959)
TOTAL INCREASE (DECREASE) IN NET ASSETS	528,351	4,680,034	1,412	(1,498,220)	4,735	14,374,498
NET ASSETS AT DECEMBER 31, 2017	$697,398	$26,120,083	$14,780	$99,460,836	$190,633	$424,236,483

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$6,598	$29,911,205	$408,197,126	$—	$13,797,765	$1,186,834	$8,546,397
Changes From Operations:
• Net investment income (loss)	93	(525,420)	(200,195)	1,005	(401,543)	(17,546)	(61,386)
• Net realized gain (loss) on investments	—	(51,998)	4,057,839	—	—	—	246,478
• Net change in unrealized appreciation or depreciation on investments	180	106,718	5,466,998	(559)	—	—	1,279,248
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	273	(470,700)	9,324,642	446	(401,543)	(17,546)	1,464,340
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,110,516	13,484,913	—	10,331,038	1,687	5,432,340
• Contract withdrawals and transfers to annuity reserves	—	(1,991,941)	(24,566,476)	—	(4,449,343)	(620,905)	(624,471)
• Contract transfers	—	1,870,145	(8,101,162)	35,413	3,050,223	468,388	6,293,713
	—	1,988,720	(19,182,725)	35,413	8,931,918	(150,830)	11,101,582
Annuity Reserves:
• Annuity Payments	—	(183)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	—	—
	—	(182)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	1,988,538	(19,182,725)	35,413	8,931,918	(150,830)	11,101,582
TOTAL INCREASE (DECREASE) IN NET ASSETS	273	1,517,838	(9,858,083)	35,859	8,530,375	(168,376)	12,565,922
NET ASSETS AT DECEMBER 31, 2016	6,871	31,429,043	398,339,043	35,859	22,328,140	1,018,458	21,112,319
Changes From Operations:
• Net investment income (loss)	131	(560,720)	1,432,712	3,192	(263,623)	(10,924)	(94,747)
• Net realized gain (loss) on investments	2	98,165	3,941,779	3,393	422	30	668,259
• Net change in unrealized appreciation or depreciation on investments	893	1,450,758	40,689,824	4,503	—	—	1,669,621
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,026	988,203	46,064,315	11,088	(263,201)	(10,894)	2,243,133
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	962,999	8,291,750	290,815	4,401,761	33,325	3,384,259
• Contract withdrawals and transfers to annuity reserves	—	(2,051,054)	(29,095,939)	(10,316)	(11,355,728)	(336,469)	(1,298,928)
• Contract transfers	—	3,516,902	(17,759,856)	(74,316)	(2,304,302)	201,354	3,924,946
	—	2,428,847	(38,564,045)	206,183	(9,258,269)	(101,790)	6,010,277
Annuity Reserves:
• Annuity Payments	—	(176)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	—	—
	—	(175)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	2,428,672	(38,564,045)	206,183	(9,258,269)	(101,790)	6,010,277
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,026	3,416,875	7,500,270	217,271	(9,521,470)	(112,684)	8,253,410
NET ASSETS AT DECEMBER 31, 2017	$7,897	$34,845,918	$405,839,313	$253,130	$12,806,670	$905,774	$29,365,729
See accompanying notes.

	LVIP Invesco Select Equity Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$6,325,493	$4,115	$7,520,581	$—	$28,352,026	$18,588
Changes From Operations:
• Net investment income (loss)	(58,995)	13	311,326	—	(342,230)	66
• Net realized gain (loss) on investments	(74,192)	(23)	(69,214)	—	142,747	(2)
• Net change in unrealized appreciation or depreciation on investments	440,924	252	590,069	—	2,986,204	2,365
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	307,737	242	832,181	—	2,786,721	2,429
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	208,035	—	498,659	—	6,616,578	10,561
• Contract withdrawals and transfers to annuity reserves	(246,149)	(46)	(597,339)	—	(1,967,123)	—
• Contract transfers	101,024	(80)	584,451	—	3,612,782	—
	62,910	(126)	485,771	—	8,262,237	10,561
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	62,910	(126)	485,771	—	8,262,237	10,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	370,647	116	1,317,952	—	11,048,958	12,990
NET ASSETS AT DECEMBER 31, 2016	6,696,140	4,231	8,838,533	—	39,400,984	31,578
Changes From Operations:
• Net investment income (loss)	3,485	52	396,496	3,263	(334,145)	236
• Net realized gain (loss) on investments	51,374	23	55,635	7,079	631,434	21
• Net change in unrealized appreciation or depreciation on investments	1,072,681	660	(21,543)	(3,975)	5,029,560	5,056
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,127,540	735	430,588	6,367	5,326,849	5,313
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	493,453	—	1,082,754	143,668	2,887,991	13,639
• Contract withdrawals and transfers to annuity reserves	(268,979)	(49)	(1,117,231)	(8,464)	(2,500,304)	—
• Contract transfers	483,999	(94)	376,845	64,822	2,934,588	—
	708,473	(143)	342,368	200,026	3,322,275	13,639
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	708,473	(143)	342,368	200,026	3,322,275	13,639
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,836,013	592	772,956	206,393	8,649,124	18,952
NET ASSETS AT DECEMBER 31, 2017	$8,532,153	$4,823	$9,611,489	$206,393	$48,050,108	$50,530

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Managed Risk Profile 2010 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund - Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund - Service Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$336,109	$271,458	$325,435	$32,095	$12,728,034	$5,543,481	$16,822,926
Changes From Operations:
• Net investment income (loss)	330	(48)	(1,095)	50	(64,660)	(13,332)	68,861
• Net realized gain (loss) on investments	14,507	8,748	15,021	569	(109,574)	29,623	1,525,228
• Net change in unrealized appreciation or depreciation on investments	(6,585)	(3,036)	(14,067)	12	(312,511)	(23,214)	606,127
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,252	5,664	(141)	631	(486,745)	(6,923)	2,200,216
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	316	280	538	—	1,853,086	448,097	1,187,575
• Contract withdrawals and transfers to annuity reserves	(11,158)	(18,156)	(173,978)	(932)	(1,065,657)	(313,926)	(1,258,367)
• Contract transfers	105	(64)	—	—	3,457,000	24,623	1,663,324
	(10,737)	(17,940)	(173,440)	(932)	4,244,429	158,794	1,592,532
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(2,136)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	(822)
	—	—	—	—	—	—	(2,958)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,737)	(17,940)	(173,440)	(932)	4,244,429	158,794	1,589,574
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,485)	(12,276)	(173,581)	(301)	3,757,684	151,871	3,789,790
NET ASSETS AT DECEMBER 31, 2016	333,624	259,182	151,854	31,794	16,485,718	5,695,352	20,612,716
Changes From Operations:
• Net investment income (loss)	191	(622)	(151)	66	(82,034)	(41,752)	30,439
• Net realized gain (loss) on investments	9,069	19,451	16,610	880	257,258	229,946	1,593,349
• Net change in unrealized appreciation or depreciation on investments	12,914	4,276	(9,128)	2,617	4,409,878	1,514,681	1,583,921
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,174	23,105	7,331	3,563	4,585,102	1,702,875	3,207,709
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	317	266	200	—	2,473,011	577,192	2,653,845
• Contract withdrawals and transfers to annuity reserves	(8,700)	(31,277)	(372)	(6,565)	(975,200)	(501,491)	(2,234,036)
• Contract transfers	(59,469)	(14,069)	(98,927)	—	2,048,493	347,516	1,009,536
	(67,852)	(45,080)	(99,099)	(6,565)	3,546,304	423,217	1,429,345
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(4,632)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	2
	—	—	—	—	—	—	(4,630)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(67,852)	(45,080)	(99,099)	(6,565)	3,546,304	423,217	1,424,715
TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,678)	(21,975)	(91,768)	(3,002)	8,131,406	2,126,092	4,632,424
NET ASSETS AT DECEMBER 31, 2017	$287,946	$237,207	$60,086	$28,792	$24,617,124	$7,821,444	$25,245,140

See accompanying notes.

	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP Select Core Equity Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$10,794,221	$1,037,499	$1,680,362	$17,290,127	$1,004	$31,388,103
Changes From Operations:
• Net investment income (loss)	111,777	10,035	(3,534)	7,365	52	(293,313)
• Net realized gain (loss) on investments	217,420	22,027	(22,426)	45,315	7	(97,876)
• Net change in unrealized appreciation or depreciation on investments	(73,874)	(6,989)	114,066	135,422	(9)	2,053,791
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	255,323	25,073	88,106	188,102	50	1,662,602
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	498,361	1,364	228,943	5,305,647	300	1,959,468
• Contract withdrawals and transfers to annuity reserves	(1,434,150)	(179,662)	(64,079)	(1,914,589)	(34)	(2,208,405)
• Contract transfers	389,708	(37,207)	261,848	9,502,080	3,431	1,710,478
	(546,081)	(215,505)	426,712	12,893,138	3,697	1,461,541
Annuity Reserves:
• Annuity Payments	(702)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	133	—	—	—	—	—
	(569)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(546,650)	(215,505)	426,712	12,893,138	3,697	1,461,541
TOTAL INCREASE (DECREASE) IN NET ASSETS	(291,327)	(190,432)	514,818	13,081,240	3,747	3,124,143
NET ASSETS AT DECEMBER 31, 2016	10,502,894	847,067	2,195,180	30,371,367	4,751	34,512,246
Changes From Operations:
• Net investment income (loss)	145,791	14,771	(4,171)	(27,329)	50	187,998
• Net realized gain (loss) on investments	55,374	5,706	46,138	80,717	4	882,836
• Net change in unrealized appreciation or depreciation on investments	1,692,800	136,812	374,841	(100,921)	(9)	4,509,484
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,893,965	157,289	416,808	(47,533)	45	5,580,318
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	402,066	3,380	318,188	3,192,835	—	583,769
• Contract withdrawals and transfers to annuity reserves	(1,265,417)	(68,050)	(124,124)	(4,615,262)	(1,373)	(2,013,817)
• Contract transfers	(613,961)	(20,314)	17,641	2,999,459	1,186	(1,439,852)
	(1,477,312)	(84,984)	211,705	1,577,032	(187)	(2,869,900)
Annuity Reserves:
• Annuity Payments	(1,359)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	307	—	—	—	—	—
	(1,052)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,478,364)	(84,984)	211,705	1,577,032	(187)	(2,869,900)
TOTAL INCREASE (DECREASE) IN NET ASSETS	415,601	72,305	628,513	1,529,499	(142)	2,710,418
NET ASSETS AT DECEMBER 31, 2017	$10,918,495	$919,372	$2,823,693	$31,900,866	$4,609	$37,222,664

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP Select Core Equity Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$4,102	$42,277,108	$78,190	$5,304,827	$8,878,631	$6,320,398	$6,347,296
Changes From Operations:
• Net investment income (loss)	19	180,236	515	24,856	32,232	124,793	57,091
• Net realized gain (loss) on investments	(13)	149,207	(71)	79,579	260,461	(32,847)	(337,445)
• Net change in unrealized appreciation or depreciation on investments	251	(384,070)	(8)	81,706	147,564	330,096	1,176,429
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	257	(54,627)	436	186,141	440,257	422,042	896,075
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,890,846	—	206,416	659,396	188,112	338,848
• Contract withdrawals and transfers to annuity reserves	(47)	(4,113,323)	(4,381)	(404,445)	(713,671)	(445,429)	(532,121)
• Contract transfers	(59)	8,230,827	6,417	1,641,135	4,025	221,928	(70,915)
	(106)	6,008,350	2,036	1,443,106	(50,250)	(35,389)	(264,188)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(225)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	1
	—	—	—	—	—	—	(224)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(106)	6,008,350	2,036	1,443,106	(50,250)	(35,389)	(264,412)
TOTAL INCREASE (DECREASE) IN NET ASSETS	151	5,953,723	2,472	1,629,247	390,007	386,653	631,663
NET ASSETS AT DECEMBER 31, 2016	4,253	48,230,831	80,662	6,934,074	9,268,638	6,707,051	6,978,959
Changes From Operations:
• Net investment income (loss)	86	283,208	679	28,771	157,315	164,189	58,525
• Net realized gain (loss) on investments	57	(17,346)	(57)	142,093	200,484	93,330	8,953
• Net change in unrealized appreciation or depreciation on investments	620	304,052	598	394,495	374,561	1,085,006	1,429,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	763	569,914	1,220	565,359	732,360	1,342,525	1,497,014
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	3,616,393	—	836,417	933,663	420,769	548,751
• Contract withdrawals and transfers to annuity reserves	(48)	(5,175,596)	(4,723)	(1,154,704)	(763,289)	(914,807)	(726,684)
• Contract transfers	(164)	5,222,557	8,031	91,386	358,008	(207,166)	(179,914)
	(212)	3,663,354	3,308	(226,901)	528,382	(701,204)	(357,847)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(580)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	65
	—	—	—	—	—	—	(515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(212)	3,663,354	3,308	(226,901)	528,382	(701,204)	(358,362)
TOTAL INCREASE (DECREASE) IN NET ASSETS	551	4,233,268	4,528	338,458	1,260,742	641,321	1,138,652
NET ASSETS AT DECEMBER 31, 2017	$4,804	$52,464,099	$85,190	$7,272,532	$10,529,380	$7,348,372	$8,117,611

See accompanying notes.

	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Managed Volatility Fund - Standard Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$10,793	$71,587,864	$10,794,479	$4,957,856	$—	$12,947,600
Changes From Operations:
• Net investment income (loss)	262	(918)	119,795	54,840	16	98,105
• Net realized gain (loss) on investments	(16)	(293,847)	(21,006)	(115,656)	—	1,681,067
• Net change in unrealized appreciation or depreciation on investments	1,339	2,832,794	(200,127)	(271,533)	(24)	853,307
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,585	2,538,029	(101,338)	(332,349)	(8)	2,632,479
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	3,795,602	486,306	2,003,900	—	260,513
• Contract withdrawals and transfers to annuity reserves	—	(3,238,512)	(1,112,236)	(249,680)	—	(1,055,270)
• Contract transfers	—	(6,777,641)	539,672	17,136,736	1,741	1,644,131
	—	(6,220,551)	(86,258)	18,890,956	1,741	849,374
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(6,220,551)	(86,258)	18,890,956	1,741	849,374
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,585	(3,682,522)	(187,596)	18,558,607	1,733	3,481,853
NET ASSETS AT DECEMBER 31, 2016	12,378	67,905,342	10,606,883	23,516,463	1,733	16,429,453
Changes From Operations:
• Net investment income (loss)	298	1,400,839	84,748	111,361	(2)	144,027
• Net realized gain (loss) on investments	—	544,359	293,629	344,233	56	2,761,972
• Net change in unrealized appreciation or depreciation on investments	2,552	6,137,910	1,924,783	4,554,557	24	(327,180)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,850	8,083,108	2,303,160	5,010,151	78	2,578,819
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,503,876	1,198,553	1,349,731	—	958,556
• Contract withdrawals and transfers to annuity reserves	—	(5,222,647)	(1,340,372)	(1,285,193)	(1,811)	(1,948,569)
• Contract transfers	—	(3,844,738)	(309,613)	(789,930)	—	(1,110,635)
	—	(6,563,509)	(451,432)	(725,392)	(1,811)	(2,100,648)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(6,563,509)	(451,432)	(725,392)	(1,811)	(2,100,648)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,850	1,519,599	1,851,728	4,284,759	(1,733)	478,171
NET ASSETS AT DECEMBER 31, 2017	$15,228	$69,424,941	$12,458,611	$27,801,222	$—	$16,907,624

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$14,499,572	$—	$18,471,218	$52,667,286	$10,922,812	$21,320,825	$42,132,963
Changes From Operations:
• Net investment income (loss)	32,161	—	46,315	192,113	43,442	95,831	126,130
• Net realized gain (loss) on investments	26,751	—	345,843	1,898,723	193,871	888,492	2,347,170
• Net change in unrealized appreciation or depreciation on investments	1,295,450	—	496,520	1,467,935	351,033	748,338	1,988,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,354,362	—	888,678	3,558,771	588,346	1,732,661	4,461,582
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,627,284	—	2,199,688	1,017,553	1,391,315	269,930	2,340,757
• Contract withdrawals and transfers to annuity reserves	(773,145)	—	(1,385,083)	(4,268,998)	(337,882)	(807,610)	(5,058,313)
• Contract transfers	3,571,904	—	(288,332)	(1,420,466)	(37,358)	(609,107)	7,256,105
	7,426,043	—	526,273	(4,671,911)	1,016,075	(1,146,787)	4,538,549
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(3,105)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	(89)
	—	—	—	—	—	—	(3,194)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,426,043	—	526,273	(4,671,911)	1,016,075	(1,146,787)	4,535,355
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,780,405	—	1,414,951	(1,113,140)	1,604,421	585,874	8,996,937
NET ASSETS AT DECEMBER 31, 2016	23,279,977	—	19,886,169	51,554,146	12,527,233	21,906,699	51,129,900
Changes From Operations:
• Net investment income (loss)	12,755	3,786	126,191	1,103,004	35,023	651,079	72,669
• Net realized gain (loss) on investments	541,568	15,330	524,185	1,664,284	475,575	1,099,747	3,498,370
• Net change in unrealized appreciation or depreciation on investments	4,372,172	107,802	1,975,012	2,730,941	1,235,397	1,069,466	6,708,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,926,495	126,918	2,625,388	5,498,229	1,745,995	2,820,292	10,279,517
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,175,456	958,214	3,749,599	3,371,972	1,119,283	3,577,279	6,231,789
• Contract withdrawals and transfers to annuity reserves	(2,153,252)	(69,329)	(1,138,070)	(3,608,538)	(812,062)	(1,660,983)	(6,074,336)
• Contract transfers	3,887,261	653,549	1,619,365	(1,203,376)	(1,152,191)	1,643,913	3,406,829
	4,909,465	1,542,434	4,230,894	(1,439,942)	(844,970)	3,560,209	3,564,282
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	(4,667)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	431
	—	—	—	—	—	—	(4,236)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,909,465	1,542,434	4,230,894	(1,439,942)	(844,970)	3,560,209	3,560,046
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,835,960	1,669,352	6,856,282	4,058,287	901,025	6,380,501	13,839,563
NET ASSETS AT DECEMBER 31, 2017	$33,115,937	$1,669,352	$26,742,451	$55,612,433	$13,428,258	$28,287,200	$64,969,463

See accompanying notes.

	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Standard Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,525,305	$12,782,257	$913	$4,556,315	$23,159	$16,943,291
Changes From Operations:
• Net investment income (loss)	4,543	(66,971)	12	24,158	233	(112,719)
• Net realized gain (loss) on investments	69,003	609,119	28	285,826	744	(38,880)
• Net change in unrealized appreciation or depreciation on investments	65,838	1,805,361	244	1,084,297	5,580	3,042,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	139,384	2,347,509	284	1,394,281	6,557	2,890,973
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	19,605	902,214	299	173,712	1,250	3,106,203
• Contract withdrawals and transfers to annuity reserves	(205,462)	(1,114,416)	—	(389,777)	(672)	(845,632)
• Contract transfers	34,921	(36,398)	—	615,733	(4,045)	2,868,666
	(150,936)	(248,600)	299	399,668	(3,467)	5,129,237
Annuity Reserves:
• Annuity Payments	(460)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	58	—	—	—	—	—
	(402)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(151,338)	(248,600)	299	399,668	(3,467)	5,129,237
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,954)	2,098,909	583	1,793,949	3,090	8,020,210
NET ASSETS AT DECEMBER 31, 2016	1,513,351	14,881,166	1,496	6,350,264	26,249	24,963,501
Changes From Operations:
• Net investment income (loss)	445	(138,746)	(1)	55,060	451	(120,200)
• Net realized gain (loss) on investments	132,488	1,178,430	184	734,438	2,496	417,993
• Net change in unrealized appreciation or depreciation on investments	124,136	831,378	(124)	(463,356)	(1,334)	3,230,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	257,069	1,871,062	59	326,142	1,613	3,528,615
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	193	2,075,970	—	1,193,750	1,800	3,018,143
• Contract withdrawals and transfers to annuity reserves	(270,991)	(1,600,830)	(1,555)	(629,994)	(732)	(1,477,456)
• Contract transfers	(81,918)	216,489	—	749,467	2,424	4,434,392
	(352,716)	691,629	(1,555)	1,313,223	3,492	5,975,079
Annuity Reserves:
• Annuity Payments	(533)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	70	—	—	—	—	—
	(463)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(353,179)	691,629	(1,555)	1,313,223	3,492	5,975,079
TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,110)	2,562,691	(1,496)	1,639,365	5,105	9,503,694
NET ASSETS AT DECEMBER 31, 2017	$1,417,241	$17,443,857	$—	$7,989,629	$31,354	$34,467,195

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$7,926	$14,489,016	$6,176,307	$132,926	$15,278,463	$6,570,455	$1,931
Changes From Operations:
• Net investment income (loss)	87	(246,571)	(90,214)	(1,456)	(88,825)	5,733	30
• Net realized gain (loss) on investments	(1)	752,719	497,001	9,314	(32,002)	148,871	10
• Net change in unrealized appreciation or depreciation on investments	1,646	(468,902)	(105,671)	(5,890)	1,024,544	531,552	301
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,732	37,246	301,116	1,968	903,717	686,156	341
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,293	989,221	283,312	170	6,653,395	285,249	600
• Contract withdrawals and transfers to annuity reserves	—	(1,002,617)	(547,505)	(8,184)	(1,043,829)	(249,284)	—
• Contract transfers	—	1,022,465	34,978	(18,408)	12,835,244	1,253,380	—
	4,293	1,009,069	(229,215)	(26,422)	18,444,810	1,289,345	600
Annuity Reserves:
• Annuity Payments	—	(1,267)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(372)	—	—	—	—	—
	—	(1,639)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,293	1,007,430	(229,215)	(26,422)	18,444,810	1,289,345	600
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,025	1,044,676	71,901	(24,454)	19,348,527	1,975,501	941
NET ASSETS AT DECEMBER 31, 2016	13,951	15,533,692	6,248,208	108,472	34,626,990	8,545,956	2,872
Changes From Operations:
• Net investment income (loss)	145	(293,370)	(112,895)	(1,878)	(62,786)	(20,583)	(3)
• Net realized gain (loss) on investments	201	1,527,444	541,559	6,450	851,123	300,923	370
• Net change in unrealized appreciation or depreciation on investments	1,690	3,529,270	1,004,928	19,159	3,975,389	1,460,717	(206)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,036	4,763,344	1,433,592	23,731	4,763,726	1,741,057	161
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,961	1,378,583	1,222,885	183	4,121,775	750,875	—
• Contract withdrawals and transfers to annuity reserves	(2,167)	(1,304,108)	(673,215)	(9,548)	(1,722,654)	(328,132)	(3,033)
• Contract transfers	—	(22,439)	(17,523)	(2,562)	2,476,989	1,800,750	—
	2,794	52,036	532,147	(11,927)	4,876,110	2,223,493	(3,033)
Annuity Reserves:
• Annuity Payments	—	(2,583)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	4	—	—	—	—	—
	—	(2,579)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,794	49,457	532,147	(11,927)	4,876,110	2,223,493	(3,033)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,830	4,812,801	1,965,739	11,804	9,639,836	3,964,550	(2,872)
NET ASSETS AT DECEMBER 31, 2017	$18,781	$20,346,493	$8,213,947	$120,276	$44,266,826	$12,510,506	$—
See accompanying notes.

	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$3,667,307	$5,147,137	$4,439,860	$5,168,194	$—	$57,301
Changes From Operations:
• Net investment income (loss)	25,994	(92,598)	(57,685)	(65,389)	—	(896)
• Net realized gain (loss) on investments	(2,672)	400,779	455,870	349,447	—	4,687
• Net change in unrealized appreciation or depreciation on investments	80,292	278,100	(432,918)	249,146	—	(2,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,614	586,281	(34,733)	533,204	—	1,355
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	203,580	621,793	67,524	290,156	—	—
• Contract withdrawals and transfers to annuity reserves	(409,618)	(247,699)	(256,716)	(525,985)	—	(1,151)
• Contract transfers	870,240	(6,107,512)	349,140	(159,990)	—	6,098
	664,202	(5,733,418)	159,948	(395,819)	—	4,947
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	664,202	(5,733,418)	159,948	(395,819)	—	4,947
TOTAL INCREASE (DECREASE) IN NET ASSETS	767,816	(5,147,137)	125,215	137,385	—	6,302
NET ASSETS AT DECEMBER 31, 2016	4,435,123	—	4,565,075	5,305,579	—	63,603
Changes From Operations:
• Net investment income (loss)	28,613	—	(65,245)	(85,687)	24,077	(882)
• Net realized gain (loss) on investments	136,720	—	595,967	576,859	5,451	37,349
• Net change in unrealized appreciation or depreciation on investments	1,082,176	—	985,701	162,520	(19,165)	(19,238)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,247,509	—	1,516,423	653,692	10,363	17,229
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,058,507	—	165,620	856,846	1,531,485	3
• Contract withdrawals and transfers to annuity reserves	(351,162)	—	(508,083)	(697,797)	(3,371,864)	(858)
• Contract transfers	667,790	—	(129,816)	452,371	5,190,939	(8,671)
	1,375,135	—	(472,279)	611,420	3,350,560	(9,526)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,375,135	—	(472,279)	611,420	3,350,560	(9,526)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,622,644	—	1,044,144	1,265,112	3,360,923	7,703
NET ASSETS AT DECEMBER 31, 2017	$7,057,767	$—	$5,609,219	$6,570,691	$3,360,923	$71,306

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	MFS® VIT Growth Series - Service Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Value Portfolio - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2016	$1,366,653	$350,815	$—	$318,991	$11,557,351	$63,394	$500,180
Changes From Operations:
• Net investment income (loss)	(35,362)	6,732	17,975	7,702	234,591	(463)	(214)
• Net realized gain (loss) on investments	180,067	78,216	(718)	13,700	140,807	(5,695)	19,222
• Net change in unrealized appreciation or depreciation on investments	(121,890)	(55,774)	(13,241)	9,889	665,620	5,277	(2,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,815	29,174	4,016	31,291	1,041,018	(881)	16,372
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	403,515	—	1,437,634	—	527,260	5	147,838
• Contract withdrawals and transfers to annuity reserves	(113,565)	(41,547)	(8,622)	(42,769)	(1,835,384)	(6,934)	(26,388)
• Contract transfers	2,039,341	40,947	153,677	109	(38,600)	(27,573)	389,702
	2,329,291	(600)	1,582,689	(42,660)	(1,346,724)	(34,502)	511,152
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,329,291	(600)	1,582,689	(42,660)	(1,346,724)	(34,502)	511,152
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,352,106	28,574	1,586,705	(11,369)	(305,706)	(35,383)	527,524
NET ASSETS AT DECEMBER 31, 2016	3,718,759	379,389	1,586,705	307,622	11,251,645	28,011	1,027,704
Changes From Operations:
• Net investment income (loss)	(71,418)	1,731	23,841	7,977	284,938	(309)	617
• Net realized gain (loss) on investments	558,595	26,877	122,844	69,907	208,428	1,630	24,950
• Net change in unrealized appreciation or depreciation on investments	570,295	3,453	142,516	(39,312)	892,047	3,901	250,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,057,472	32,061	289,201	38,572	1,385,413	5,222	276,417
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	823,672	96	898,516	2	500,061	1	159,583
• Contract withdrawals and transfers to annuity reserves	(393,023)	(109,588)	(125,577)	(102,905)	(1,329,697)	(10,424)	(29,633)
• Contract transfers	349,221	(33,137)	1,602,806	4,885	(53,871)	—	117,697
	779,870	(142,629)	2,375,745	(98,018)	(883,507)	(10,423)	247,647
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	779,870	(142,629)	2,375,745	(98,018)	(883,507)	(10,423)	247,647
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,837,342	(110,568)	2,664,946	(59,446)	501,906	(5,201)	524,064
NET ASSETS AT DECEMBER 31, 2017	$5,556,101	$268,821	$4,251,651	$248,176	$11,753,551	$22,810	$1,551,768

See accompanying notes.

	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund®/VA Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$57,493	$—	$2,541,991	$221,171	$171,686	$47,936
Changes From Operations:
• Net investment income (loss)	473	(29)	(24,197)	(212)	(599)	(733)
• Net realized gain (loss) on investments	3,011	—	253,232	15,910	4,468	2,598
• Net change in unrealized appreciation or depreciation on investments	3,784	(986)	81,258	(16,865)	(12,266)	13,551
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,268	(1,015)	310,293	(1,167)	(8,397)	15,416
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	15,403	—	3,986	700	73,031	26,054
• Contract withdrawals and transfers to annuity reserves	(338)	—	(450,792)	(6,732)	(1,081)	(1,660)
• Contract transfers	55,567	24,817	(124,181)	9,179	16,821	18,028
	70,632	24,817	(570,987)	3,147	88,771	42,422
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	70,632	24,817	(570,987)	3,147	88,771	42,422
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,900	23,802	(260,694)	1,980	80,374	57,838
NET ASSETS AT DECEMBER 31, 2016	135,393	23,802	2,281,297	223,151	252,060	105,774
Changes From Operations:
• Net investment income (loss)	2,636	(222)	(18,561)	(366)	264	(1,065)
• Net realized gain (loss) on investments	8,594	3,005	131,706	9,013	627	12,293
• Net change in unrealized appreciation or depreciation on investments	11,142	6,665	188,427	64,288	82,138	10,939
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,372	9,448	301,572	72,935	83,029	22,167
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	34,877	—	13,489	228	10,731	87,128
• Contract withdrawals and transfers to annuity reserves	(1,476)	(300)	(322,622)	(6,671)	(1,610)	(3,739)
• Contract transfers	92,628	(3,765)	(198,174)	(31,858)	118,505	21,519
	126,029	(4,065)	(507,307)	(38,301)	127,626	104,908
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	126,029	(4,065)	(507,307)	(38,301)	127,626	104,908
TOTAL INCREASE (DECREASE) IN NET ASSETS	148,401	5,383	(205,735)	34,634	210,655	127,075
NET ASSETS AT DECEMBER 31, 2017	$283,794	$29,185	$2,075,562	$257,785	$462,715	$232,849

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio - Advisor Class Subaccount	Putnam VT Absolute Return 500 Fund - Class IB Subaccount	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount
NET ASSETS AT JANUARY 1, 2016	$103,610	$2,810,603	$19,477	$380,824	$10,315	$—	$—
Changes From Operations:
• Net investment income (loss)	2,222	(14,758)	1,347	1,450	225	—	—
• Net realized gain (loss) on investments	(130)	(133,904)	(27)	(1,065)	(194)	—	—
• Net change in unrealized appreciation or depreciation on investments	10,647	549,311	1,333	15,498	(36)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,739	400,649	2,653	15,883	(5)	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	263,082	4,570	4,646	47,491	—	—
• Contract withdrawals and transfers to annuity reserves	—	(100,380)	(515)	(9,593)	(325)	—	—
• Contract transfers	—	115,747	32,102	56,481	9,668	—	—
	—	278,449	36,157	51,534	56,834	—	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	278,449	36,157	51,534	56,834	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,739	679,098	38,810	67,417	56,829	—	—
NET ASSETS AT DECEMBER 31, 2016	116,349	3,489,701	58,287	448,241	67,144	—	—
Changes From Operations:
• Net investment income (loss)	8,597	330,842	6,509	1,520	(817)	(263)	(9,228)
• Net realized gain (loss) on investments	(29)	(99,637)	102	38	442	62	4,814
• Net change in unrealized appreciation or depreciation on investments	7,921	(205,437)	5,593	14,422	4,212	1,908	73,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,489	25,768	12,204	15,980	3,837	1,707	68,842
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	99,348	115,444	86	311	9,369	26	538,175
• Contract withdrawals and transfers to annuity reserves	(656)	(116,800)	(1,080)	(8,698)	(910)	(510)	(12,276)
• Contract transfers	—	179,101	121,305	8,155	17,304	15,141	949,385
	98,692	177,745	120,311	(232)	25,763	14,657	1,475,284
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	98,692	177,745	120,311	(232)	25,763	14,657	1,475,284
TOTAL INCREASE (DECREASE) IN NET ASSETS	115,181	203,513	132,515	15,748	29,600	16,364	1,544,126
NET ASSETS AT DECEMBER 31, 2017	$231,530	$3,693,214	$190,802	$463,989	$96,744	$16,364	$1,544,126

See accompanying notes.

	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Growth & Income Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Dividend Capture VA Fund Subaccount	SEI VP Market Plus Strategy Fund - Class III Subaccount
NET ASSETS AT JANUARY 1, 2016	$448,423	$19,001	$106,586	$—	$27,198	$—
Changes From Operations:
• Net investment income (loss)	(3,414)	(78)	7,563	—	880	19
• Net realized gain (loss) on investments	16,337	522	(1,438)	—	266	64
• Net change in unrealized appreciation or depreciation on investments	(68,578)	1,311	(3,381)	—	420	12
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(55,655)	1,755	2,744	—	1,566	95
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	45,008	37	69,211	—	—	1,500
• Contract withdrawals and transfers to annuity reserves	(15,584)	(4,943)	(21,804)	—	(376)	—
• Contract transfers	(156,468)	(331)	112,804	—	443	50
	(127,044)	(5,237)	160,211	—	67	1,550
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(127,044)	(5,237)	160,211	—	67	1,550
TOTAL INCREASE (DECREASE) IN NET ASSETS	(182,699)	(3,482)	162,955	—	1,633	1,645
NET ASSETS AT DECEMBER 31, 2016	265,724	15,519	269,541	—	28,831	1,645
Changes From Operations:
• Net investment income (loss)	(2,328)	174	8,643	2,331	581	5
• Net realized gain (loss) on investments	23,678	3,571	(1,015)	14,989	70	7
• Net change in unrealized appreciation or depreciation on investments	15,174	(3,115)	5,988	(13,245)	(1,502)	263
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,524	630	13,616	4,075	(851)	275
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	25,892	15	87,010	42,500	—	—
• Contract withdrawals and transfers to annuity reserves	(1,978)	(254)	(49,520)	(177)	(411)	(5)
• Contract transfers	20,359	(15,910)	31,161	94,084	2,592	(57)
	44,273	(16,149)	68,651	136,407	2,181	(62)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	44,273	(16,149)	68,651	136,407	2,181	(62)
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,797	(15,519)	82,267	140,482	1,330	213
NET ASSETS AT DECEMBER 31, 2017	$346,521	$—	$351,808	$140,482	$30,161	$1,858

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2016 and 2017

	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2016	$33,587	$9,346,619	$375,142	$2,296,627
Changes From Operations:
• Net investment income (loss)	(98)	(140,854)	(6,976)	7,893
• Net realized gain (loss) on investments	629	(313,843)	(3,021)	78,116
• Net change in unrealized appreciation or depreciation on investments	3,687	500,707	34,988	63,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,218	46,010	24,991	149,721
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	107,370	197,180	107,757	7,538
• Contract withdrawals and transfers to annuity reserves	(10)	(1,419,677)	(6,161)	(383,720)
• Contract transfers	2,494	(566,951)	288,949	18,490
	109,854	(1,789,448)	390,545	(357,692)
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	109,854	(1,789,448)	390,545	(357,692)
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,072	(1,743,438)	415,536	(207,971)
NET ASSETS AT DECEMBER 31, 2016	147,659	7,603,181	790,678	2,088,656
Changes From Operations:
• Net investment income (loss)	954	(131,869)	(10,579)	(1,387)
• Net realized gain (loss) on investments	725	(19,615)	6,612	92,187
• Net change in unrealized appreciation or depreciation on investments	22,209	176,286	6,791	229,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,888	24,802	2,824	320,115
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	170	108,717	59,940	16,026
• Contract withdrawals and transfers to annuity reserves	(1,035)	(911,740)	(38,561)	(264,063)
• Contract transfers	28,897	390,122	182,109	(128,690)
	28,032	(412,901)	203,488	(376,727)
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	28,032	(412,901)	203,488	(376,727)
TOTAL INCREASE (DECREASE) IN NET ASSETS	51,920	(388,099)	206,312	(56,612)
NET ASSETS AT DECEMBER 31, 2017	$199,579	$7,215,082	$996,990	$2,032,044

See accompanying notes.

	Transparent Value Directional Allocation VI Portfolio - Class II Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2016	$65,141	$21,785	$143,057	$14,974
Changes From Operations:
• Net investment income (loss)	(236)	(268)	6,816	(159)
• Net realized gain (loss) on investments	(454)	(54)	81	(34)
• Net change in unrealized appreciation or depreciation on investments	2,246	10,954	8,297	(120)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,556	10,632	15,194	(313)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	8,883	38,684	—
• Contract withdrawals and transfers to annuity reserves	—	(824)	(5,873)	—
• Contract transfers	(66,697)	12,376	16,069	—
	(66,697)	20,435	48,880	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(66,697)	20,435	48,880	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,141)	31,067	64,074	(313)
NET ASSETS AT DECEMBER 31, 2016	—	52,852	207,131	14,661
Changes From Operations:
• Net investment income (loss)	—	(783)	14,278	(175)
• Net realized gain (loss) on investments	—	(473)	1,130	418
• Net change in unrealized appreciation or depreciation on investments	—	3,887	(800)	2,571
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	2,631	14,608	2,814
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	3,795	234,133	—
• Contract withdrawals and transfers to annuity reserves	—	(1,690)	(7,315)	—
• Contract transfers	—	50,387	94,729	—
	—	52,492	321,547	—
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	52,492	321,547	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	55,123	336,155	2,814
NET ASSETS AT DECEMBER 31, 2017	$—	$107,975	$543,286	$17,475

Lincoln New York Account N for Variable Annuities

Notes to financial statements

December 31, 2017

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage Advisory
• Lincoln Core Income

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S.

generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred forty available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares**

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

ALPS/Stadion Core ETF Portfolio - Class I**

ALPS/Stadion Core ETF Portfolio - Class III

ALPS/Stadion Tactical Growth Portfolio - Class I**

ALPS/Stadion Tactical Growth Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I**

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A**

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A**

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A**

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1**

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Mortgage Fund - Class 1**

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1**

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A**

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

BlackRock iShares® Alternative Strategies V.I. Fund - Class I**

BlackRock iShares® Alternative Strategies V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP Portfolio - Class A

Deutsche Equity 500 Index VIP Portfolio - Class B**

Deutsche Small Cap Index VIP Portfolio - Class A

Deutsche Small Cap Index VIP Portfolio - Class B**

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP Portfolio - Class A

Deutsche Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Equity-Income Portfolio - Initial Class**

Fidelity® VIP Equity-Income Portfolio - Service Class 2**

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund - Class 1**

Franklin Founding Funds Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Goldman Sachs VIT Strategic Income Fund - Advisor Shares

Goldman Sachs VIT Strategic Income Fund - Institutional Shares**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Energy Portfolio

Ivy VIP Energy Portfolio - Class I**

Ivy VIP High Income Portfolio

Ivy VIP High Income Portfolio - Class I**

Ivy VIP Micro Cap Growth Portfolio

Ivy VIP Micro Cap Growth Portfolio - Class I**

Ivy VIP Mid Cap Growth Portfolio

Ivy VIP Mid Cap Growth Portfolio - Class I**

Ivy VIP Science and Technology Portfolio

Ivy VIP Science and Technology Portfolio - Class I**

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock Multi-Asset Income Fund - Service Class

LVIP BlackRock Multi-Asset Income Fund - Standard Class**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Scientific Allocation Fund - Service Class

LVIP BlackRock Scientific Allocation Fund - Standard Class**

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Core Equity Managed Volatility Fund - Service Class

LVIP Blended Core Equity Managed Volatility Fund - Standard Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP Clarion Global Real Estate Fund - Service Class

LVIP Clarion Global Real Estate Fund - Standard Class**

LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class**

LVIP Franklin Templeton Value Managed Volatility Fund - Service Class

LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Goldman Sachs Income Builder Fund - Service Class

LVIP Goldman Sachs Income Builder Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class

LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class**

LVIP Invesco Select Equity Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Managed Risk Profile 2010 Fund - Service Class

LVIP Managed Risk Profile 2010 Fund - Standard Class**

LVIP Managed Risk Profile 2020 Fund - Service Class

LVIP Managed Risk Profile 2020 Fund - Standard Class**

LVIP Managed Risk Profile 2030 Fund - Service Class

LVIP Managed Risk Profile 2030 Fund - Standard Class**

LVIP Managed Risk Profile 2040 Fund - Service Class

LVIP Managed Risk Profile 2040 Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP Select Core Equity Managed Volatility Fund - Service Class

LVIP Select Core Equity Managed Volatility Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class**

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class**

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class**

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Domestic Equity ETF Fund - Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Value Portfolio - Initial Class**

MFS® VIT II International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Dividend Capture VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Oppenheimer Variable Account Funds:

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares**

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares**

Oppenheimer Main Street Small Cap Fund®/VA Service Shares

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

PIMCO VIT Unconstrained Bond Portfolio - Advisor Class

PIMCO VIT Unconstrained Bond Portfolio - Institutional Class**

Putnam Variable Trust:

Putnam VT Absolute Return 500 Fund - Class IA**

Putnam VT Absolute Return 500 Fund - Class IB

Putnam VT Equity Income Fund - Class IB

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II**

SEI VP Market Growth Strategy Fund - Class III**

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

Virtus Rampart Equity Trend Series - Class A Shares

Virtus Rampart Equity Trend Series - Class I Shares**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2017

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2017. Net asset value is quoted by the Fundsas derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

Investment Fund Changes: During 2016, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2016, the 2016 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2016:

American Century VP Balanced Fund - Class I	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
American Century VP Balanced Fund - Class II	JPMorgan Insurance Trust Core Bond Portfolio - Class 2
American Funds Global Balanced Fund - Class 4	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Commodity Strategy Fund - Class 1	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Commodity Strategy Fund - Class 2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
Columbia VP Emerging Markets Bond Fund - Class 1	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class
Columbia VP Emerging Markets Bond Fund - Class 2	LVIP Managed Risk Profile 2010 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 1	LVIP Managed Risk Profile 2020 Fund - Standard Class
Columbia VP Strategic Income Fund - Class 2	LVIP Managed Risk Profile 2030 Fund - Standard Class
Fidelity® VIP Contrafund® Portfolio - Service Class	LVIP Managed Risk Profile 2040 Fund - Standard Class
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	LVIP SSGA Mid-Cap Index Fund - Service Class
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	LVIP SSGA Mid-Cap Index Fund - Standard Class
Fidelity® VIP Growth Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IA
Fidelity® VIP Overseas Portfolio - Service Class	Putnam VT George Putnam Balanced Fund - Class IB
First Trust Dorsey Wright Tactical Core Portfolio - Class II	Templeton Growth VIP Fund - Class 1

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2016, the following funds changed their names:

Previous Fund Name	New Fund Name
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund
ClearBridge Variable Mid Cap Core Portfolio - Class I	ClearBridge Variable Mid Cap Portfolio - Class I
ClearBridge Variable Mid Cap Core Portfolio - Class II	ClearBridge Variable Mid Cap Portfolio - Class II
Goldman Sachs VIT Money Market Fund - Institutional Shares	Goldman Sachs VIT Government Money Market Fund - Institutional Shares
Goldman Sachs VIT Money Market Fund - Service Shares	Goldman Sachs VIT Government Money Market Fund - Service Shares
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
LVIP American Century VP Mid Cap Value Managed Volatility Fund - Standard Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP BlackRock Equity Dividend Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Service Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund - Standard Class	LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Service Class	LVIP Blended Core Equity Managed Volatility Fund - Service Class
LVIP ClearBridge Variable Appreciation Managed Volatility Fund - Standard Class	LVIP Blended Core Equity Managed Volatility Fund - Standard Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
LVIP UBS Large Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP Ivy Mid Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Service Class	LVIP Dimensional International Equity Managed Volatility Fund - Service Class
LVIP Dimensional International Core Equity Managed Volatility Fund - Standard Class	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund - Standard Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class
LVIP Templeton Growth Managed Volatility Fund - Service Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
LVIP Templeton Growth Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Service Class	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
LVIP Franklin Mutual Shares Managed Volatility Fund - Standard Class	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
LVIP Money Market Fund - Service Class	LVIP Government Money Market Fund - Service Class
LVIP Money Market Fund - Standard Class	LVIP Government Money Market Fund - Standard Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Managed Volatility Fund - Service Class
LVIP Invesco V.I. Comstock Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
LVIP JPMorgan Mid Cap Value Managed Volatility Fund - Standard Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
LVIP MFS International Growth Managed Volatility Fund - Service Class	LVIP MFS International Equity Managed Volatility Fund - Service Class
LVIP MFS International Growth Managed Volatility Fund - Standard Class	LVIP MFS International Equity Managed Volatility Fund - Standard Class
LVIP VIP Contrafund Managed Volatility Portfolio - Service Class	LVIP Select Core Equity Managed Volatility Fund - Service Class
LVIP VIP Contrafund Managed Volatility Portfolio - Standard Class	LVIP Select Core Equity Managed Volatility Fund - Standard Class
LVIP SSgA Bond Index Fund - Service Class	LVIP SSGA Bond Index Fund - Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP SSgA Bond Index Fund - Standard Class	LVIP SSGA Bond Index Fund - Standard Class
LVIP SSgA Conservative Index Allocation Fund - Service Class	LVIP SSGA Conservative Index Allocation Fund - Service Class
LVIP SSgA Conservative Index Allocation Fund - Standard Class	LVIP SSGA Conservative Index Allocation Fund - Standard Class
LVIP SSgA Conservative Structured Allocation Fund - Service Class	LVIP SSGA Conservative Structured Allocation Fund - Service Class
LVIP SSgA Conservative Structured Allocation Fund - Standard Class	LVIP SSGA Conservative Structured Allocation Fund - Standard Class
LVIP SSgA Developed International 150 Fund - Service Class	LVIP SSGA Developed International 150 Fund - Service Class
LVIP SSgA Developed International 150 Fund - Standard Class	LVIP SSGA Developed International 150 Fund - Standard Class
LVIP SSgA Emerging Markets 100 Fund - Service Class	LVIP SSGA Emerging Markets 100 Fund - Service Class
LVIP SSgA Emerging Markets 100 Fund - Standard Class	LVIP SSGA Emerging Markets 100 Fund - Standard Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
LVIP SSgA Global Tactical Allocation Managed Volatility Fund - Standard Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
LVIP SSgA International Index Fund - Service Class	LVIP SSGA International Index Fund - Service Class
LVIP SSgA International Index Fund - Standard Class	LVIP SSGA International Index Fund - Standard Class
LVIP SSgA International Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP SSgA International Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class
LVIP SSgA Large Cap 100 Fund - Service Class	LVIP SSGA Large Cap 100 Fund - Service Class
LVIP SSgA Large Cap 100 Fund - Standard Class	LVIP SSGA Large Cap 100 Fund - Standard Class
LVIP SSgA Large Cap Managed Volatility Fund - Service Class	LVIP SSGA Large Cap Managed Volatility Fund - Service Class
LVIP SSgA Large Cap Managed Volatility Fund - Standard Class	LVIP SSGA Large Cap Managed Volatility Fund - Standard Class
LVIP SSgA Moderate Index Allocation Fund - Service Class	LVIP SSGA Moderate Index Allocation Fund - Service Class
LVIP SSgA Moderate Index Allocation Fund - Standard Class	LVIP SSGA Moderate Index Allocation Fund - Standard Class
LVIP SSgA Moderate Structured Allocation Fund - Service Class	LVIP SSGA Moderate Structured Allocation Fund - Service Class
LVIP SSgA Moderate Structured Allocation Fund - Standard Class	LVIP SSGA Moderate Structured Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Index Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class
LVIP SSgA S&P 500 Index Fund - Service Class	LVIP SSGA S&P 500 Index Fund - Service Class
LVIP SSgA S&P 500 Index Fund - Standard Class	LVIP SSGA S&P 500 Index Fund - Standard Class
LVIP SSgA Small-Cap Index Fund - Service Class	LVIP SSGA Small-Cap Index Fund - Service Class
LVIP SSgA Small-Cap Index Fund - Standard Class	LVIP SSGA Small-Cap Index Fund - Standard Class
LVIP SSgA Small-Mid Cap 200 Fund - Service Class	LVIP SSGA Small-Mid Cap 200 Fund - Service Class
LVIP SSgA Small-Mid Cap 200 Fund - Standard Class	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
LVIP SSgA Small-Cap Managed Volatility Fund - Service Class	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
LVIP SSgA Small-Cap Managed Volatility Fund - Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

During 2016, the Ivy Funds Variable Insurance Portfolios fund family changed their name to Ivy Variable Insurance Portfolios and the Van Eck VIP Trust fund family changed their name to VanEck VIP Trust.

Also during 2016, the following funds ceased to be available as investment options to Variable Account contract owners:

LVIP AQR Enhanced Global Strategies Fund - Service Class	Transparent Value Directional Allocation VI Portfolio - Class I
LVIP AQR Enhanced Global Strategies Fund - Standard Class	Transparent Value Directional Allocation VI Portfolio - Class II
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class

During 2016, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	LVIP SSGA International Managed Volatility Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

During 2017, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2017, the 2017 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2017:

American Century VP Large Company Value Fund - Class I	American Funds New World Fund® - Class 1A
American Century VP Large Company Value Fund - Class II	American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A
American Funds Asset Allocation Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class I
American Funds Blue Chip Income and Growth Fund - Class 1A	ClearBridge Variable Large Cap Growth Portfolio - Class II
American Funds Bond Fund - Class 1A	Ivy VIP Asset Strategy Portfolio - Class I
American Funds Capital Income Builder® - Class 1A	Ivy VIP Energy Portfolio - Class I
American Funds Global Balanced Fund - Class 1A	Ivy VIP High Income Portfolio - Class I
American Funds Global Bond Fund - Class 1A	Ivy VIP Micro Cap Growth Portfolio - Class I
American Funds Global Growth and Income Fund - Class 1A	Ivy VIP Mid Cap Growth Portfolio - Class I
American Funds Global Growth Fund - Class 1A	Ivy VIP Science and Technology Portfolio - Class I
American Funds Global Small Capitalization Fund - Class 1A	Lincoln iShares® Fixed Income Allocation Fund - Standard Class
American Funds Growth Fund - Class 1A	Lincoln iShares® Global Growth Allocation Fund - Standard Class
American Funds Growth-Income Fund - Class 1A	Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class
American Funds High-Income Bond Fund - Class 1A	LVIP Western Asset Core Bond Fund - Service Class
American Funds International Fund - Class 1A	LVIP Western Asset Core Bond Fund - Standard Class
American Funds International Growth and Income Fund - Class 1A	QS Variable Conservative Growth - Class I
American Funds Mortgage Fund - Class 1A	QS Variable Conservative Growth - Class II

Also during 2017, the following funds changed their names:

Previous Fund Name	New Fund Name
ALPS/Stadion Tactical Defensive Portfolio - Class I	ALPS/Stadion Core ETF Portfolio - Class I
ALPS/Stadion Tactical Defensive Portfolio - Class III	ALPS/Stadion Core ETF Portfolio - Class III
Delaware VIP® Smid Cap Growth Series - Service Class	Delaware VIP® Smid Cap Core Series - Service Class
Delaware VIP® Smid Cap Growth Series - Standard Class	Delaware VIP® Smid Cap Core Series - Standard Class
Janus Aspen Balanced Portfolio - Service Shares	Janus Henderson Balanced Portfolio - Service Shares
Janus Aspen Enterprise Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares
LVIP Delaware Foundation Moderate Allocation Fund - Service Class	LVIP BlackRock Scientific Allocation Fund - Service Class
LVIP Delaware Foundation Moderate Allocation Fund - Standard Class	LVIP BlackRock Scientific Allocation Fund - Standard Class
LVIP Delaware Foundation Aggressive Allocation Fund - Service Class	LVIP Delaware Wealth Builder Fund - Service Class
LVIP Delaware Foundation Aggressive Allocation Fund - Standard Class	LVIP Delaware Wealth Builder Fund - Standard Class
LVIP Delaware Foundation Conservative Allocation Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class
LVIP Delaware Foundation Conservative Allocation Fund - Standard Class	LVIP JPMorgan Retirement Income Fund - Standard Class
Virtus Multi-Sector Fixed Income Series - Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Multi-Sector Fixed Income Series - Class I Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares
Virtus Equity Trend Series - Class A Shares	Virtus Rampart Equity Trend Series - Class A Shares
Virtus Equity Trend Series - Class I Shares	Virtus Rampart Equity Trend Series - Class I Shares

Also during 2017, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Morgan Stanley Universal Institutional Funds	Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Huntington VA Funds	Mutual Fund and Variable Insurance Trust

Also during 2017, the following fund merger occurred:

Fund Acquired	Acquiring Fund
Putnam VT Growth & Income Fund - Class IB	Putnam VT Equity Income Fund - Class IB

Also during 2017, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (0.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (0.20% to 2.05% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C Share at a daily rate of .0026027% to .0045205% (.95% to 1.65% on an annual basis)

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction ended during May, 2016. The fund replacements were as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
AB VPS International Value Portfolio - Class B	LVIP Mondrian International Value Fund - Service Class	0.02%
American Century VP Inflation Protection Fund - Class II	LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2017 and 2016 were $23,838,647 and $21,897,093, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2017 and 2016, sales charges amounted to $9,358 and $20,713, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2017, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2017		0.80%	2.80%	$7.89	$26.05	134,914	$2,397,062	32.54%	35.21%	0.27%
	2016		0.80%	2.80%	5.87	19.42	130,629	1,734,260	-3.61%	-1.66%	0.00%
	2015		0.80%	2.80%	5.01	19.91	137,553	1,855,572	-0.19%	1.83%	0.00%
	2014		0.80%	2.80%	4.96	19.71	151,544	2,039,647	1.91%	3.97%	0.00%
	2013		0.80%	2.80%	4.81	19.11	144,363	1,833,989	19.53%	21.95%	0.02%
AB VPS Growth and Income Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.17%
AB VPS International Value Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.15%
AB VPS Large Cap Growth Portfolio - Class B
	2017		1.40%	1.70%	13.71	32.02	20,586	351,518	29.46%	29.84%	0.00%
	2016		1.40%	1.70%	10.59	24.71	23,150	295,067	0.63%	0.93%	0.00%
	2015		1.40%	1.70%	10.51	24.53	31,214	437,490	8.99%	9.31%	0.00%
	2014		1.40%	1.70%	9.64	22.48	34,472	452,466	11.92%	12.26%	0.00%
	2013		1.40%	1.70%	8.61	20.07	46,398	558,067	34.69%	35.10%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2017		0.65%	2.95%	21.67	47.22	341,772	10,672,198	9.57%	12.13%	0.24%
	2016		0.65%	2.95%	19.77	42.52	355,524	10,212,939	21.17%	23.95%	0.32%
	2015		0.65%	2.95%	16.31	34.62	379,010	8,949,365	-8.44%	-6.30%	0.51%
	2014		0.65%	2.95%	17.50	37.31	419,636	10,691,210	5.78%	8.18%	0.45%
	2013		0.65%	2.95%	16.43	34.80	476,268	11,361,231	33.64%	36.74%	0.46%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2017		1.10%	1.50%	8.49	8.61	27,767	237,316	-2.32%	-1.92%	2.09%
	2016		1.10%	1.50%	8.69	8.78	14,241	124,006	38.71%	39.26%	2.01%
	2015		1.10%	1.65%	6.29	6.30	14,975	93,888	-38.70%	-38.61%	0.79%
	2014	8/27/14	1.10%	1.25%	10.26	10.27	2,553	26,214	-7.72%	-2.08%	0.20%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2017		1.10%	1.50%	$12.07	$12.12	7,715	$93,134	23.42%	23.60%	3.26%
	2016		1.10%	1.25%	9.81	9.81	4,230	41,488	6.79%	6.79%	0.93%
	2015	11/20/15	1.10%	1.10%	9.18	9.18	2,203	20,236	-2.09%	-2.09%	0.09%
ALPS/Stadion Core ETF Portfolio - Class III
	2017		0.30%	1.65%	11.42	11.58	59,076	635,640	11.88%	12.33%	0.43%
	2016		1.10%	1.50%	10.27	10.31	4,020	41,310	9.44%	9.60%	0.00%
	2015		1.10%	1.25%	9.39	9.39	3,542	33,290	-10.47%	-10.47%	0.10%
	2014	11/10/14	1.25%	1.25%	10.48	10.48	1,654	17,354	0.77%	0.77%	0.00%
ALPS/Stadion Tactical Growth Portfolio - Class III
	2017		1.10%	1.25%	11.27	11.27	13,988	157,910	10.79%	10.79%	0.40%
	2016		1.25%	1.25%	10.17	10.17	8,182	83,227	7.86%	7.86%	0.30%
	2015	12/17/15	1.25%	1.25%	9.43	9.43	1,321	12,461	-0.36%	-0.36%	0.00%
American Century VP Balanced Fund - Class II
	2017		0.10%	2.95%	11.50	11.72	346,730	4,028,439	11.15%	12.39%	1.45%
	2016	7/5/16	1.10%	2.20%	10.35	10.42	131,427	1,366,982	-0.51%	3.17%	1.17%
American Century VP Inflation Protection Fund - Class II
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
American Century VP Large Company Value Fund - Class II
	2017	6/22/17	1.30%	3.05%	10.45	10.56	22,704	238,456	3.52%	6.96%	0.63%
American Funds Asset Allocation Fund - Class 1
	2017		0.65%	0.65%	18.28	18.28	255	4,668	15.75%	15.75%	1.81%
	2016	3/17/16	0.65%	0.65%	15.80	15.80	218	3,446	8.18%	8.18%	2.41%
American Funds Asset Allocation Fund - Class 4
	2017		0.10%	1.65%	12.52	12.77	533,452	6,769,543	14.01%	14.64%	1.51%
	2016		1.10%	1.65%	11.10	11.14	390,204	4,328,187	7.81%	7.97%	1.69%
	2015		1.10%	1.25%	10.32	10.32	165,997	1,711,934	0.04%	0.04%	2.98%
	2014	12/4/14	1.10%	1.10%	10.31	10.31	2,895	29,881	-0.78%	-0.78%	1.44%
American Funds Blue Chip Income and Growth Fund - Class 1
	2017		0.60%	1.65%	20.29	21.75	5,229	106,739	15.38%	16.59%	2.23%
	2016		0.60%	1.65%	17.59	18.66	5,634	99,549	17.11%	18.35%	2.00%
	2015	2/19/15	0.60%	1.65%	15.02	15.77	6,457	97,300	-6.06%	-5.10%	2.22%
American Funds Blue Chip Income and Growth Fund - Class 4
	2017		0.10%	1.50%	13.93	14.14	65,923	916,785	14.96%	15.43%	2.16%
	2016		1.10%	1.50%	12.12	12.25	50,159	613,079	16.73%	17.20%	1.97%
	2015		1.10%	1.50%	10.45	10.45	43,355	452,944	-4.27%	-4.27%	2.33%
	2014	8/27/14	1.10%	1.10%	10.92	10.92	15,250	166,485	3.28%	3.28%	1.05%
American Funds Bond Fund - Class 1
	2017		0.65%	0.65%	11.71	11.71	3,377	39,542	3.21%	3.21%	2.35%
	2016		0.65%	0.65%	11.34	11.34	2,639	29,932	2.60%	2.60%	1.90%
	2015		0.65%	0.65%	11.05	11.05	2,080	22,998	-0.20%	-0.20%	1.96%
	2014	11/7/14	0.65%	0.65%	11.08	11.08	1,875	20,772	0.38%	0.38%	1.83%
American Funds Capital Income Builder® - Class 1
	2017		0.60%	0.65%	11.35	11.37	1,997	22,699	12.56%	12.62%	3.00%
	2016		0.60%	0.65%	10.09	10.10	2,126	21,449	3.50%	3.55%	3.17%
	2015	4/29/15	0.60%	0.65%	9.74	9.75	2,093	20,423	-6.04%	-5.46%	1.98%
American Funds Capital Income Builder® - Class 4
	2017		1.10%	1.65%	10.75	10.96	126,726	1,376,581	10.81%	11.42%	2.52%
	2016		1.10%	1.65%	9.74	9.84	117,493	1,150,030	2.24%	2.65%	2.82%
	2015		1.10%	1.50%	9.59	9.59	87,751	838,270	-2.87%	-2.87%	2.65%
	2014	9/2/14	1.10%	1.10%	9.87	9.87	16,071	158,607	-2.68%	-2.68%	1.11%
American Funds Global Bond Fund - Class 1
	2017		0.65%	0.65%	10.87	10.87	3,463	37,670	6.42%	6.42%	0.64%
	2016		0.65%	0.65%	10.22	10.22	2,513	25,682	2.26%	2.26%	0.82%
	2015		0.65%	0.65%	9.99	9.99	1,769	17,681	-4.37%	-4.37%	0.10%
	2014	4/14/14	0.65%	0.65%	10.45	10.45	611	6,389	-2.61%	-2.61%	2.60%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Growth and Income Fund - Class 1
	2017		0.65%	0.65%	$18.19	$18.19	3,708	$67,463	25.59%	25.59%	2.42%
	2016		0.65%	0.65%	14.48	14.48	3,581	51,889	6.92%	6.92%	1.99%
	2015		0.65%	0.65%	13.55	13.55	3,264	44,226	-1.78%	-1.78%	2.32%
	2014	11/7/14	0.65%	0.65%	13.79	13.79	2,631	36,305	0.85%	0.85%	3.25%
American Funds Global Growth Fund - Class 2
	2017		0.75%	3.15%	17.26	30.98	452,188	12,416,826	27.40%	30.51%	0.64%
	2016		0.75%	3.15%	16.13	23.86	522,379	11,114,285	-2.30%	-0.13%	0.80%
	2015		0.75%	2.95%	16.17	24.01	629,504	13,608,615	3.83%	6.14%	1.01%
	2014		0.75%	2.95%	15.22	22.74	668,788	13,835,177	-0.66%	1.55%	1.14%
	2013		0.65%	2.95%	15.03	22.50	739,139	15,237,911	25.42%	28.34%	1.22%
American Funds Global Growth Fund - Class 4
	2017		0.10%	1.65%	13.69	13.97	200,661	2,779,135	28.97%	29.68%	0.69%
	2016		1.10%	1.65%	10.73	10.77	37,794	405,811	-0.88%	-0.73%	0.74%
	2015		1.10%	1.25%	10.83	10.85	32,095	348,179	5.36%	5.52%	1.75%
	2014	11/24/14	1.10%	1.25%	10.27	10.28	3,096	31,838	-1.89%	1.70%	0.84%
American Funds Global Small Capitalization Fund - Class 1
	2017		0.65%	0.65%	25.68	25.68	752	19,308	25.41%	25.41%	0.69%
	2016		0.65%	0.65%	20.48	20.48	540	11,069	1.68%	1.68%	0.55%
	2015		0.65%	0.65%	20.14	20.14	344	6,934	-0.15%	-0.15%	0.00%
	2014	4/14/14	0.65%	0.65%	20.17	20.17	164	3,317	2.17%	2.17%	0.57%
American Funds Global Small Capitalization Fund - Class 2
	2017		0.65%	3.00%	15.71	43.15	342,321	8,894,248	22.17%	25.08%	0.43%
	2016		0.65%	3.00%	12.86	34.83	383,602	8,065,153	-0.92%	1.44%	0.22%
	2015		0.65%	3.00%	12.98	34.66	439,088	9,399,543	-2.70%	-0.38%	0.00%
	2014		0.65%	3.00%	13.32	35.13	495,088	10,829,947	-0.90%	1.46%	0.12%
	2013		0.65%	3.00%	13.18	34.95	564,393	12,580,733	24.68%	27.45%	0.87%
American Funds Global Small Capitalization Fund - Class 4
	2017		1.10%	1.50%	12.31	12.49	38,041	472,118	23.75%	24.25%	0.40%
	2016		1.10%	1.50%	10.01	10.05	21,192	212,517	0.58%	0.73%	0.10%
	2015		1.10%	1.25%	9.98	9.98	19,072	190,064	-1.11%	-1.11%	0.00%
	2014	11/10/14	1.10%	1.10%	10.09	10.09	345	3,486	0.90%	0.90%	0.06%
American Funds Growth Fund - Class 1
	2017		0.65%	0.65%	34.36	34.36	1,982	68,121	27.80%	27.80%	0.82%
	2016		0.65%	0.65%	26.89	26.89	1,530	41,154	9.05%	9.05%	1.12%
	2015		0.65%	0.65%	24.66	24.66	847	20,881	6.43%	6.43%	1.07%
	2014	4/14/14	0.65%	0.65%	23.17	23.17	412	9,550	11.36%	11.36%	1.91%
American Funds Growth Fund - Class 2
	2017		0.65%	3.15%	19.58	41.05	1,893,975	58,938,369	24.31%	27.46%	0.48%
	2016		0.65%	3.15%	15.69	32.51	2,285,687	56,013,804	6.09%	8.78%	0.69%
	2015		0.65%	3.15%	14.73	30.17	2,659,543	60,948,444	3.54%	6.16%	0.57%
	2014		0.65%	3.15%	14.17	28.69	3,093,198	67,575,915	5.14%	7.81%	0.74%
	2013		0.65%	3.15%	13.43	26.87	3,771,989	77,802,219	26.07%	29.26%	0.91%
American Funds Growth Fund - Class 4
	2017		0.10%	1.50%	15.23	15.91	272,968	4,168,460	26.08%	27.60%	0.48%
	2016		0.30%	1.50%	12.08	12.21	223,179	2,718,328	7.59%	8.02%	0.66%
	2015		1.10%	1.50%	11.27	11.30	106,564	1,203,589	5.26%	5.42%	1.20%
	2014	10/31/14	1.10%	1.25%	10.71	10.72	26,061	279,401	1.25%	2.43%	0.83%
American Funds Growth-Income Fund - Class 1
	2017		0.65%	1.65%	23.58	31.42	4,641	136,107	20.68%	21.89%	1.78%
	2016		0.65%	1.65%	19.54	25.78	3,906	91,921	9.98%	11.08%	1.71%
	2015		0.65%	1.65%	23.21	23.21	3,180	65,481	1.06%	1.06%	1.85%
	2014	4/14/14	0.65%	0.65%	22.96	22.96	791	18,165	11.80%	11.80%	2.25%
American Funds Growth-Income Fund - Class 2
	2017		0.65%	3.15%	18.01	34.33	2,335,911	61,060,225	18.59%	21.59%	1.35%
	2016		0.65%	3.15%	15.13	28.51	2,716,659	59,038,784	8.06%	10.80%	1.32%
	2015		0.65%	3.15%	13.94	25.97	3,099,742	61,712,883	-1.69%	0.80%	1.26%
	2014		0.65%	3.15%	14.13	26.01	3,489,626	69,770,129	7.20%	9.92%	1.24%
	2013		0.65%	3.15%	13.13	23.89	4,098,387	75,688,415	29.36%	32.64%	1.32%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 4
	2017		1.10%	1.65%	$13.89	$14.18	227,243	$3,187,547	20.08%	20.74%	1.41%
	2016		1.10%	1.65%	11.62	11.74	188,621	2,205,052	9.60%	10.04%	1.39%
	2015		1.10%	1.50%	10.64	10.67	119,411	1,271,030	-0.05%	0.10%	1.77%
	2014	10/31/14	1.10%	1.25%	10.65	10.66	32,526	346,647	0.28%	0.49%	2.01%
American Funds High-Income Bond Fund - Class 1
	2017		0.65%	0.65%	13.36	13.36	1,984	26,516	6.56%	6.56%	7.68%
	2016		0.65%	0.65%	12.54	12.54	1,416	17,764	17.07%	17.07%	6.59%
	2015		0.65%	0.65%	10.71	10.71	916	9,813	-7.55%	-7.55%	7.57%
	2014	4/14/14	0.65%	0.65%	11.59	11.59	417	4,832	-2.13%	-2.13%	9.04%
American Funds International Fund - Class 1
	2017		0.65%	1.65%	16.80	20.78	5,429	102,709	30.30%	31.60%	1.48%
	2016		0.60%	1.65%	12.89	15.86	6,049	86,494	2.09%	3.19%	1.55%
	2015		0.60%	1.65%	15.32	15.32	5,802	80,519	-4.87%	-4.87%	2.08%
	2014	11/7/14	0.65%	0.65%	16.10	16.10	1,258	20,266	-1.11%	-1.11%	1.60%
American Funds International Fund - Class 2
	2017		0.65%	3.20%	12.80	33.32	1,003,521	23,216,318	28.16%	31.29%	1.19%
	2016		0.65%	3.05%	9.99	25.62	1,239,835	22,016,254	0.42%	2.86%	1.22%
	2015		0.65%	3.05%	9.95	25.14	1,406,381	24,826,920	-7.39%	-5.14%	1.44%
	2014		0.65%	3.05%	10.74	26.76	1,533,452	28,907,158	-5.57%	-3.28%	1.30%
	2013		0.65%	3.05%	11.37	27.93	1,768,504	35,196,795	17.98%	20.85%	1.32%
American Funds International Fund - Class 4
	2017		1.10%	1.65%	11.78	11.95	188,892	2,249,715	29.93%	30.45%	1.47%
	2016		1.10%	1.50%	9.12	9.16	147,919	1,353,410	1.93%	2.09%	1.34%
	2015		1.10%	1.25%	8.95	8.97	63,127	566,104	-5.93%	-5.79%	1.76%
	2014	11/3/14	1.10%	1.25%	9.51	9.52	26,251	249,972	-3.65%	-1.93%	1.35%
American Funds International Growth and Income Fund - Class 1
	2017		0.65%	0.65%	13.80	13.80	2,000	27,608	24.50%	24.50%	2.84%
	2016		0.65%	0.65%	11.08	11.08	1,418	15,722	1.05%	1.05%	3.03%
	2015		0.65%	0.65%	10.97	10.97	892	9,782	-5.95%	-5.95%	3.05%
	2014	4/14/14	0.65%	0.65%	11.66	11.66	403	4,706	-4.16%	-4.16%	5.25%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.60%	0.60%	15.20	15.20	540	8,220	14.39%	14.39%	0.79%
	2016		0.60%	0.60%	13.29	13.29	540	7,181	6.93%	6.93%	1.48%
	2015	10/12/15	0.60%	0.60%	12.43	12.43	540	6,715	0.34%	0.34%	0.75%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2017		1.30%	2.65%	13.57	14.47	895,283	12,856,238	11.91%	13.32%	0.74%
	2016		1.30%	2.55%	12.64	12.77	743,395	9,433,273	5.62%	5.89%	1.21%
	2015		1.30%	1.55%	11.97	12.06	289,192	3,470,772	-2.59%	-2.35%	1.82%
	2014	9/17/14	1.30%	1.55%	12.29	12.35	11,925	146,949	-0.49%	3.37%	0.08%
American Funds Mortgage Fund - Class 4
	2017		1.10%	1.65%	10.06	10.27	30,895	314,668	-0.68%	-0.13%	1.34%
	2016		1.10%	1.65%	10.24	10.28	28,949	296,225	0.74%	0.89%	1.78%
	2015		1.10%	1.25%	10.19	10.19	2,479	25,217	0.52%	0.52%	1.48%
	2014	12/12/14	1.10%	1.10%	10.14	10.14	491	4,981	-0.44%	-0.44%	0.82%
American Funds New World Fund® - Class 1
	2017		0.65%	1.65%	12.45	13.31	2,829	36,748	27.63%	28.90%	1.20%
	2016		0.65%	1.65%	9.76	10.32	2,726	27,423	3.86%	4.91%	1.01%
	2015		0.65%	1.65%	9.84	9.84	2,369	22,743	-3.58%	-3.58%	0.92%
	2014	4/14/14	0.65%	0.65%	10.21	10.21	702	7,173	-6.64%	-6.64%	3.56%
American Funds New World Fund® - Class 4
	2017		0.30%	1.50%	11.34	11.85	117,822	1,352,192	27.14%	28.67%	0.89%
	2016		0.30%	1.50%	8.97	9.01	77,589	699,210	3.74%	3.89%	0.67%
	2015		1.10%	1.25%	8.65	8.68	37,696	326,989	-4.57%	-4.43%	0.60%
	2014	9/19/14	1.10%	1.25%	9.07	9.08	5,725	51,963	-9.99%	-2.77%	1.33%
BlackRock Global Allocation V.I. Fund - Class I
	2017		0.65%	0.65%	17.87	17.87	1,781	31,823	13.12%	13.12%	1.33%
	2016		0.60%	0.65%	15.79	15.86	1,779	28,101	3.44%	3.50%	1.40%
	2015	4/29/15	0.60%	0.65%	15.27	15.33	1,322	20,185	-6.20%	-5.64%	1.46%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
BlackRock Global Allocation V.I. Fund - Class III
	2017		0.60%	3.20%	$12.88	$17.52	3,583,322	$57,338,125	10.40%	13.03%	1.26%
	2016		0.60%	2.95%	11.66	15.51	3,906,950	56,024,512	0.79%	3.18%	1.14%
	2015		0.60%	2.95%	11.57	15.03	4,069,601	57,150,772	-3.88%	-1.64%	1.04%
	2014		0.65%	2.95%	12.03	15.29	4,089,426	58,884,936	-1.03%	1.27%	2.27%
	2013		0.65%	2.95%	12.15	15.09	4,032,256	57,752,118	11.09%	13.67%	1.05%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		1.10%	1.50%	10.85	10.97	12,271	134,113	10.77%	11.22%	3.05%
	2016		1.10%	1.50%	9.86	9.86	8,439	83,185	5.06%	5.06%	3.30%
	2015	6/10/15	1.10%	1.10%	9.39	9.39	671	6,304	-3.83%	-3.83%	4.63%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2017		1.10%	1.50%	12.20	12.38	29,939	369,601	14.26%	14.72%	0.29%
	2016		1.10%	1.50%	10.75	10.79	23,410	252,188	-0.32%	-0.17%	0.48%
	2015		1.10%	1.25%	10.78	10.81	13,911	150,286	-3.16%	-3.01%	0.12%
	2014	9/19/14	1.10%	1.25%	11.14	11.15	3,962	44,147	0.58%	1.62%	0.00%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2017	6/7/17	1.25%	2.65%	11.22	11.32	79,579	899,927	9.34%	10.85%	0.37%
ClearBridge Variable Mid Cap Portfolio - Class II
	2017		0.65%	2.65%	12.43	13.03	137,970	1,749,310	10.38%	11.82%	0.22%
	2016		0.65%	1.95%	11.26	11.65	93,406	1,067,366	7.00%	8.40%	0.38%
	2015		0.65%	2.30%	10.59	10.67	71,414	758,557	0.42%	0.87%	0.04%
	2014	6/16/14	1.10%	1.70%	10.54	10.58	66,068	697,171	1.86%	3.25%	0.16%
Columbia VP Commodity Strategy Fund - Class 2
	2017	12/4/17	1.10%	1.10%	10.46	10.46	834	8,726	2.66%	2.66%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2017	6/26/17	0.10%	1.10%	10.70	10.83	12,707	137,412	0.52%	2.96%	4.02%
Columbia VP Strategic Income Fund - Class 2
	2017	1/18/17	1.10%	1.25%	10.44	10.46	12,373	129,176	2.99%	3.87%	2.98%
Delaware VIP® Diversified Income Series - Service Class
	2017		0.65%	3.20%	9.99	17.35	6,262,153	97,961,666	1.64%	4.21%	2.39%
	2016		0.65%	3.15%	9.83	16.75	5,367,375	81,431,180	0.08%	2.62%	2.83%
	2015		0.65%	3.20%	9.80	16.42	4,922,560	73,530,214	-4.45%	-1.98%	2.79%
	2014		0.65%	3.20%	10.43	16.85	4,705,731	72,420,325	1.93%	4.30%	1.94%
	2013		0.65%	2.95%	10.22	16.25	3,899,835	58,071,063	-4.29%	-2.06%	2.13%
Delaware VIP® Diversified Income Series - Standard Class
	2017		0.65%	1.65%	11.73	15.53	8,170	112,038	3.50%	4.54%	2.55%
	2016		0.65%	1.65%	11.33	14.86	6,798	87,502	1.83%	2.85%	3.01%
	2015		0.65%	1.65%	14.45	14.45	5,727	70,159	-1.72%	-1.72%	3.24%
	2014	4/14/14	0.65%	0.65%	14.70	14.70	897	13,192	1.74%	1.74%	0.47%
Delaware VIP® Emerging Markets Series - Service Class
	2017		0.65%	3.00%	11.49	44.24	752,190	16,725,079	36.09%	39.32%	0.39%
	2016		0.65%	3.00%	8.42	32.08	899,508	14,537,193	10.32%	12.83%	0.78%
	2015		0.75%	3.00%	7.62	28.69	1,004,069	14,521,174	-17.30%	-15.41%	0.58%
	2014		0.65%	3.00%	9.19	34.22	998,479	17,316,487	-10.98%	-8.95%	0.41%
	2013		0.75%	3.00%	10.29	37.92	1,002,371	19,406,908	6.67%	9.04%	1.50%
Delaware VIP® High Yield Series - Service Class
	2017		0.75%	2.90%	12.70	28.86	283,216	6,238,191	4.19%	6.46%	5.78%
	2016		0.75%	2.90%	12.19	27.34	334,777	6,937,502	9.68%	12.07%	6.39%
	2015		0.75%	2.90%	11.11	24.61	398,177	7,483,713	-9.54%	-7.57%	6.80%
	2014		0.75%	2.90%	12.28	26.85	511,722	10,616,688	-3.38%	-1.28%	6.57%
	2013		0.75%	2.90%	12.71	27.43	620,578	13,186,809	5.86%	8.16%	7.20%
Delaware VIP® High Yield Series - Standard Class
	2017		1.40%	2.35%	17.28	23.87	15,474	355,042	4.99%	5.99%	6.10%
	2016		1.40%	2.35%	16.46	22.52	17,423	378,185	10.53%	11.59%	6.95%
	2015		1.40%	2.35%	14.89	20.18	19,981	389,145	-8.77%	-7.90%	6.92%
	2014		1.40%	2.35%	16.32	21.91	26,770	567,264	-2.60%	-1.67%	7.55%
	2013		1.40%	2.35%	16.76	22.28	37,992	826,165	6.68%	7.70%	6.82%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2017		0.65%	3.15%	$8.74	$12.49	3,817,764	$43,101,757	-1.24%	1.26%	1.80%
	2016		0.65%	3.15%	8.85	12.33	3,408,691	38,371,843	-1.42%	1.07%	1.30%
	2015		0.65%	3.15%	8.98	12.20	3,417,502	38,420,475	-2.49%	-0.02%	1.45%
	2014		0.65%	3.15%	9.21	12.20	3,591,910	40,806,990	-1.70%	0.79%	1.34%
	2013		0.65%	3.15%	9.37	12.11	2,717,810	30,854,743	-4.39%	-1.97%	1.27%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2017		0.65%	0.65%	11.85	11.85	1,470	17,418	1.51%	1.51%	2.06%
	2016		0.65%	0.65%	11.68	11.68	1,136	13,266	1.43%	1.43%	1.52%
	2015		0.65%	0.65%	11.51	11.51	998	11,493	0.14%	0.14%	1.70%
	2014	11/7/14	0.65%	0.65%	11.49	11.49	899	10,329	-0.03%	-0.03%	0.26%
Delaware VIP® REIT Series - Service Class
	2017		0.80%	2.90%	13.66	38.69	452,876	10,770,340	-1.63%	0.46%	1.33%
	2016		0.80%	2.90%	13.86	38.74	456,111	11,160,464	2.60%	4.77%	0.93%
	2015		0.80%	2.90%	13.49	37.20	506,696	12,001,187	0.56%	2.70%	1.04%
	2014		0.75%	2.90%	13.40	36.44	573,464	13,772,309	25.43%	28.18%	1.13%
	2013		0.75%	2.90%	10.66	28.62	616,526	11,839,293	-0.99%	1.11%	1.31%
Delaware VIP® REIT Series - Standard Class
	2017		1.40%	2.35%	17.39	43.90	12,443	536,720	-0.82%	0.12%	1.64%
	2016		1.40%	2.35%	17.53	43.85	14,037	605,033	3.41%	4.40%	1.23%
	2015		1.40%	2.35%	17.32	42.00	15,831	651,445	1.54%	2.30%	1.22%
	2014		1.40%	2.15%	17.06	41.06	16,109	652,100	26.71%	27.66%	1.43%
	2013		1.40%	2.15%	13.46	32.16	22,644	720,354	-0.03%	0.72%	1.56%
Delaware VIP® Small Cap Value Series - Service Class
	2017		0.30%	3.00%	19.97	49.86	663,891	21,286,465	8.51%	11.03%	0.63%
	2016		0.65%	2.95%	18.36	45.35	644,606	19,233,913	27.28%	30.23%	0.68%
	2015		0.65%	2.95%	14.40	35.17	720,580	16,698,250	-9.18%	-7.07%	0.48%
	2014		0.65%	2.95%	15.82	38.23	799,511	20,289,792	2.55%	4.93%	0.34%
	2013		0.65%	2.95%	15.40	36.80	863,284	21,424,576	29.30%	32.18%	0.52%
Delaware VIP® Small Cap Value Series - Standard Class
	2017		1.40%	2.15%	24.17	52.93	13,765	721,286	9.67%	10.49%	0.87%
	2016		1.40%	2.15%	22.04	47.91	15,531	736,813	28.61%	29.58%	0.94%
	2015		1.40%	2.15%	17.14	36.97	17,367	633,034	-8.22%	-7.52%	0.72%
	2014		1.40%	2.15%	18.67	39.98	18,297	720,826	3.61%	4.39%	0.54%
	2013		1.40%	2.15%	18.02	38.30	23,229	878,504	30.67%	31.65%	0.70%
Delaware VIP® Smid Cap Core Series - Service Class
	2017		0.30%	3.00%	15.11	43.82	335,586	10,358,097	14.88%	18.03%	0.09%
	2016		0.30%	3.00%	17.11	37.61	401,103	10,673,387	4.83%	7.32%	0.00%
	2015		0.65%	3.00%	16.10	35.38	397,916	9,990,753	4.14%	6.61%	0.16%
	2014		0.65%	3.00%	15.25	33.50	412,905	9,996,337	-0.17%	2.20%	0.00%
	2013		0.65%	3.00%	15.08	33.09	438,489	10,565,335	36.95%	39.50%	0.00%
Delaware VIP® Smid Cap Core Series - Standard Class
	2017		1.40%	1.40%	25.93	25.93	15,773	408,930	17.00%	17.00%	0.33%
	2016		1.40%	2.35%	22.16	23.75	20,000	443,841	5.78%	6.79%	0.21%
	2015		1.40%	2.35%	20.75	20.75	20,500	426,116	6.04%	6.04%	0.37%
	2014		1.40%	1.40%	19.57	19.57	20,932	409,605	1.71%	1.71%	0.07%
	2013		1.40%	1.40%	19.24	19.24	26,133	502,756	39.36%	39.36%	0.02%
Delaware VIP® U.S. Growth Series - Service Class
	2017		0.65%	2.90%	19.34	29.69	276,045	6,527,284	24.45%	27.27%	0.00%
	2016		0.65%	2.90%	15.51	23.55	313,061	5,842,084	-8.19%	-6.11%	0.37%
	2015		0.65%	2.90%	16.86	25.32	334,654	6,717,158	2.07%	4.40%	0.36%
	2014		0.65%	2.90%	16.49	24.48	325,792	6,374,780	9.27%	11.76%	0.02%
	2013		0.65%	2.90%	15.06	22.12	320,730	5,670,605	30.60%	33.57%	0.12%
Delaware VIP® Value Series - Service Class
	2017		0.30%	2.90%	13.96	34.53	494,839	12,630,997	10.29%	13.19%	1.54%
	2016		0.30%	2.90%	15.88	30.91	545,882	12,317,298	11.05%	13.58%	1.58%
	2015		0.65%	2.90%	14.28	27.47	460,570	9,657,056	-3.48%	-1.38%	1.52%
	2014		0.75%	2.90%	14.77	28.09	495,224	10,779,313	10.45%	12.84%	1.47%
	2013		0.75%	2.95%	13.35	25.11	555,826	10,809,131	29.50%	32.31%	1.57%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Value Series - Standard Class
	2017		1.40%	1.40%	$29.64	$29.64	2,889	$85,639	12.22%	12.22%	1.69%
	2016		1.40%	2.35%	26.41	26.41	3,263	82,204	13.05%	13.05%	1.92%
	2015		1.40%	1.40%	23.36	23.36	3,050	71,247	-1.80%	-1.80%	1.87%
	2014		1.40%	2.35%	17.55	23.79	3,751	85,241	11.35%	12.41%	1.87%
	2013		1.40%	2.35%	21.16	21.16	5,414	110,877	31.84%	31.84%	1.93%
Deutsche Alternative Asset Allocation VIP Portfolio - Class A
	2017		0.65%	0.65%	14.57	14.57	1,199	17,458	6.72%	6.72%	2.28%
	2016		0.65%	0.65%	13.65	13.65	1,187	16,205	4.62%	4.62%	2.05%
	2015	3/12/15	0.65%	0.65%	13.05	13.05	1,188	15,503	-6.64%	-6.64%	0.76%
Deutsche Alternative Asset Allocation VIP Portfolio - Class B
	2017		1.10%	2.95%	10.14	13.69	355,134	4,666,932	3.90%	5.84%	1.95%
	2016		1.10%	2.95%	9.75	12.94	349,285	4,355,108	1.94%	3.84%	1.82%
	2015		1.10%	2.95%	9.56	12.46	322,842	3,888,961	-9.26%	-7.56%	2.65%
	2014		0.80%	2.95%	10.53	13.44	283,418	3,702,367	0.24%	2.41%	1.57%
	2013		0.80%	2.95%	10.50	13.17	237,298	3,044,746	-2.18%	-0.40%	1.49%
Deutsche Equity 500 Index VIP Portfolio - Class A
	2017		1.25%	1.70%	18.40	32.68	39,041	1,082,164	19.49%	20.03%	1.95%
	2016		1.25%	2.35%	15.40	27.33	53,795	1,220,996	9.02%	10.23%	1.82%
	2015		1.25%	2.40%	14.02	24.88	70,301	1,456,334	-1.27%	-0.13%	1.67%
	2014		1.25%	2.40%	14.10	25.00	79,175	1,643,625	10.76%	11.98%	1.94%
	2013		1.25%	2.35%	12.64	22.40	95,662	1,836,928	28.86%	30.29%	2.07%
Deutsche Equity 500 Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.59%
Deutsche Small Cap Index VIP Portfolio - Class A
	2017		1.25%	1.85%	33.20	40.52	9,634	358,325	12.19%	12.91%	0.96%
	2016		1.25%	1.85%	29.60	36.01	10,023	331,555	18.84%	19.52%	0.99%
	2015		1.25%	1.85%	24.90	30.24	11,994	336,467	-6.31%	-5.78%	1.05%
	2014		1.25%	1.85%	27.08	32.21	13,744	407,046	2.98%	3.44%	0.97%
	2013		1.25%	2.35%	16.65	31.24	16,731	477,482	35.40%	36.92%	1.74%
Deutsche Small Cap Index VIP Portfolio - Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2017		1.10%	1.65%	10.48	10.70	37,058	394,259	1.72%	2.29%	3.26%
	2016		1.10%	1.65%	10.35	10.46	41,689	433,660	7.32%	7.76%	3.18%
	2015		1.10%	1.50%	9.70	9.70	35,310	341,378	-2.08%	-2.08%	3.32%
	2014	11/24/14	1.10%	1.10%	9.91	9.91	500	4,956	-0.95%	-0.95%	0.34%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2017		0.65%	3.15%	18.20	35.68	1,855,857	50,332,693	17.82%	20.80%	0.78%
	2016		0.65%	3.15%	15.39	29.71	1,912,183	43,436,713	4.39%	7.03%	0.56%
	2015		0.65%	3.15%	14.68	27.93	2,092,948	45,219,781	-2.70%	-0.24%	0.80%
	2014		0.65%	3.15%	15.03	28.16	2,152,326	47,060,692	8.30%	10.93%	0.73%
	2013		0.65%	3.05%	13.83	25.54	2,413,992	48,323,888	27.02%	30.10%	0.81%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2017	2/22/17	1.10%	1.90%	11.28	11.38	37,738	427,578	0.15%	8.88%	1.73%
Fidelity® VIP Growth Portfolio - Initial Class
	2017		1.40%	1.40%	17.97	17.97	14,130	253,958	33.26%	33.26%	0.21%
	2016		1.40%	1.40%	13.49	13.49	16,179	218,213	-0.60%	-0.60%	0.04%
	2015		1.40%	1.40%	13.57	13.57	18,138	246,112	5.68%	5.68%	0.26%
	2014		1.40%	1.40%	12.84	12.84	18,354	235,647	9.75%	9.75%	0.19%
	2013		1.40%	1.40%	11.70	11.70	18,433	215,636	34.44%	34.44%	0.29%
Fidelity® VIP Growth Portfolio - Service Class 2
	2017		0.80%	2.95%	14.67	32.93	417,079	10,420,591	30.97%	33.40%	0.09%
	2016		1.05%	2.90%	11.06	24.82	433,377	7,984,039	-2.32%	-0.55%	0.00%
	2015		1.10%	2.90%	11.19	25.08	412,147	7,652,803	3.85%	5.73%	0.03%
	2014		0.75%	2.90%	10.64	23.84	498,360	8,279,601	7.84%	10.18%	0.00%
	2013		0.75%	2.90%	9.74	21.82	455,627	7,020,458	32.11%	34.98%	0.05%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2017		0.10%	3.15%	$16.13	$27.41	1,464,889	$37,367,032	16.80%	19.74%	0.49%
	2016		0.30%	3.15%	13.89	23.02	1,524,742	33,015,067	8.57%	11.28%	0.29%
	2015		0.65%	3.05%	12.80	20.83	1,617,121	31,915,443	-4.59%	-2.27%	0.24%
	2014		0.65%	3.05%	13.41	21.44	1,720,529	35,144,155	2.85%	5.34%	0.02%
	2013		0.65%	3.05%	13.04	20.47	1,842,450	36,101,128	31.80%	34.99%	0.28%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2017		0.10%	1.65%	10.61	10.77	80,413	862,662	5.79%	6.37%	4.08%
	2016		0.30%	1.65%	10.10	10.12	46,950	474,527	6.68%	6.84%	4.61%
	2015	6/23/15	1.10%	1.25%	9.47	9.48	9,374	88,836	-4.14%	-2.53%	5.10%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2017		1.10%	1.50%	11.41	11.41	27,623	314,410	16.21%	16.21%	1.12%
	2016	10/17/16	1.10%	1.10%	9.82	9.82	1,722	16,916	2.41%	2.41%	1.07%
First Trust Multi Income Allocation Portfolio - Class I
	2017		1.10%	1.50%	11.21	11.21	25,714	286,668	4.89%	4.89%	3.20%
	2016		1.10%	1.10%	10.69	10.69	13,578	145,161	8.10%	8.10%	2.61%
	2015		1.10%	1.10%	9.89	9.89	6,755	66,811	-4.28%	-4.28%	8.96%
	2014	11/10/14	1.10%	1.10%	10.33	10.33	581	6,011	0.20%	0.20%	0.65%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2017		0.30%	2.95%	12.84	13.03	599,190	7,619,928	11.79%	12.23%	1.65%
	2016		1.10%	1.50%	11.56	11.61	170,568	1,978,304	10.34%	10.51%	1.43%
	2015		1.10%	1.25%	10.50	10.50	59,303	622,847	-1.01%	-1.01%	3.03%
	2014	12/5/14	1.10%	1.10%	10.61	10.61	22,435	238,031	0.24%	0.24%	0.00%
Franklin Founding Funds Allocation VIP Fund - Class 4
	2017		1.10%	1.10%	11.14	11.14	47,795	532,284	10.56%	10.56%	2.53%
	2016		1.10%	1.10%	10.07	10.07	48,415	487,702	11.69%	11.69%	3.35%
	2015		1.10%	1.10%	9.02	9.02	48,040	433,305	-7.27%	-7.27%	3.09%
	2014	12/5/14	1.10%	1.10%	9.73	9.73	24,490	238,196	-1.39%	-1.39%	0.00%
Franklin Income VIP Fund - Class 2
	2017		0.65%	3.15%	13.04	17.77	1,820,167	30,267,345	6.27%	8.96%	4.14%
	2016		0.65%	3.15%	12.27	16.69	1,964,523	30,301,916	10.49%	13.29%	4.56%
	2015		0.65%	3.15%	11.11	15.07	2,208,242	30,347,374	-9.94%	-7.66%	4.59%
	2014		0.65%	3.15%	12.33	16.70	2,191,663	32,883,928	1.37%	3.94%	4.92%
	2013		0.65%	3.15%	12.16	16.44	2,023,784	29,468,648	10.41%	13.20%	6.21%
Franklin Income VIP Fund - Class 4
	2017		0.30%	3.00%	10.71	10.92	245,857	2,718,604	7.76%	8.35%	3.58%
	2016		0.30%	1.65%	9.98	10.08	117,215	1,176,118	12.17%	12.62%	4.49%
	2015		1.10%	1.50%	8.93	8.95	61,893	552,612	-8.30%	-8.16%	4.43%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	31,516	307,069	-4.85%	1.10%	0.00%
Franklin Mutual Shares VIP Fund - Class 2
	2017		0.65%	2.95%	13.59	19.63	1,088,716	17,409,263	5.20%	7.65%	2.25%
	2016		0.65%	2.95%	12.90	18.66	1,196,710	17,951,931	12.69%	15.31%	1.83%
	2015		0.65%	2.95%	11.42	16.56	1,333,364	17,488,905	-7.70%	-5.55%	3.05%
	2014		0.65%	2.95%	12.35	17.94	1,441,057	20,190,849	4.01%	6.43%	1.96%
	2013		0.65%	2.95%	11.85	17.25	1,673,204	22,234,982	24.53%	27.43%	2.06%
Franklin Mutual Shares VIP Fund - Class 4
	2017		0.10%	3.00%	11.48	11.72	73,637	841,927	6.48%	7.07%	2.61%
	2016		1.10%	1.65%	10.79	10.94	17,901	194,951	14.05%	14.67%	1.59%
	2015		1.10%	1.65%	9.52	9.54	42,685	406,208	-6.23%	-6.09%	4.55%
	2014	10/1/14	1.10%	1.25%	10.15	10.16	837	8,511	1.88%	2.06%	0.00%
Franklin Rising Dividends VIP Fund - Class 4
	2017		1.10%	1.65%	13.44	13.72	58,370	799,467	18.32%	19.09%	1.52%
	2016		1.10%	1.65%	11.48	11.52	51,776	596,360	14.50%	14.67%	1.08%
	2015		1.10%	1.25%	10.02	10.05	33,266	334,143	-4.95%	-4.80%	1.46%
	2014	10/17/14	1.10%	1.25%	10.54	10.55	6,113	64,505	1.25%	9.29%	0.00%
Franklin Small Cap Value VIP Fund - Class 4
	2017		1.10%	1.65%	12.43	12.68	11,885	150,139	8.75%	9.35%	0.43%
	2016		0.30%	1.65%	11.43	11.59	11,178	129,555	28.00%	28.70%	0.64%
	2015		1.10%	1.65%	8.99	9.01	5,796	52,086	-8.66%	-8.53%	0.54%
	2014	11/3/14	1.10%	1.25%	9.84	9.85	930	9,158	0.50%	1.51%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2017		1.10%	1.50%	$12.54	$12.73	30,035	$382,069	19.50%	19.98%	0.00%
	2016		1.10%	1.50%	10.49	10.61	18,262	193,258	2.49%	2.90%	0.00%
	2015		1.10%	1.50%	10.31	10.31	10,971	112,845	-3.84%	-3.84%	0.00%
	2014	8/27/14	1.10%	1.10%	10.72	10.72	1,845	19,794	0.25%	0.25%	0.00%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2017		1.10%	1.50%	9.52	9.66	69,476	670,753	-0.99%	-0.59%	0.47%
	2016		1.10%	1.50%	9.68	9.72	86,496	839,883	-1.20%	-1.05%	0.05%
	2015		1.10%	1.25%	9.80	9.82	33,315	326,687	-1.24%	-1.09%	0.01%
	2014	11/24/14	1.10%	1.25%	9.92	9.93	56,303	558,597	-0.11%	-0.10%	0.00%
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2017		0.65%	2.45%	19.87	24.59	68,847	1,558,604	6.90%	8.85%	1.43%
	2016		0.65%	2.45%	18.28	22.59	71,550	1,497,481	8.59%	10.56%	1.70%
	2015		0.65%	2.45%	16.56	20.44	78,768	1,495,816	-6.90%	-5.20%	1.20%
	2014		0.65%	2.45%	17.49	21.56	80,613	1,626,329	9.89%	11.88%	1.10%
	2013		0.65%	2.45%	15.66	19.27	93,563	1,687,114	30.04%	32.07%	0.93%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2017		1.10%	1.50%	9.33	9.47	22,686	214,036	3.59%	3.99%	2.28%
	2016		1.10%	1.50%	9.07	9.10	18,439	167,731	-0.97%	-0.82%	0.67%
	2015		1.10%	1.25%	9.15	9.18	17,183	157,684	-6.07%	-5.93%	2.23%
	2014	11/10/14	1.10%	1.25%	9.75	9.76	11,670	113,859	-1.03%	1.09%	3.92%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2017		1.10%	1.50%	9.01	9.14	11,213	102,014	-3.78%	-3.39%	0.74%
	2016		1.10%	1.50%	9.42	9.46	7,026	66,324	-0.51%	-0.36%	1.94%
	2015		1.10%	1.25%	9.47	9.50	5,751	54,595	-3.47%	-3.32%	2.58%
	2014	10/17/14	1.10%	1.25%	9.81	9.82	2,264	22,242	-0.56%	0.79%	2.54%
Guggenheim VT Long Short Equity
	2017		1.10%	1.50%	11.73	11.90	23,828	283,462	13.15%	13.60%	0.36%
	2016		1.10%	1.50%	10.44	10.48	22,094	231,412	-0.60%	-0.45%	0.00%
	2015		1.10%	1.25%	10.52	10.52	20,349	214,154	0.15%	0.15%	0.00%
	2014	10/17/14	1.10%	1.10%	10.51	10.51	11,719	123,160	9.27%	9.27%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2017		1.10%	1.25%	10.49	10.54	14,339	151,163	2.40%	2.54%	0.00%
	2016		1.10%	1.25%	10.24	10.28	16,198	166,459	-1.72%	-1.57%	0.09%
	2015		1.10%	1.25%	10.42	10.45	9,240	96,481	0.58%	0.74%	0.80%
	2014	9/2/14	1.10%	1.25%	10.36	10.37	2,942	30,503	2.56%	3.65%	0.00%
Hartford Capital Appreciation HLS Fund - Class IC
	2017		1.10%	1.50%	12.88	12.95	36,348	469,559	20.00%	20.18%	0.74%
	2016		1.10%	1.25%	10.73	10.77	31,622	340,322	3.68%	3.84%	0.77%
	2015		1.10%	1.25%	10.35	10.37	20,718	214,848	-0.72%	-0.58%	1.13%
	2014	11/10/14	1.10%	1.25%	10.42	10.43	4,225	44,067	-1.71%	0.24%	1.02%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.14%
	2013		1.40%	1.40%	11.89	11.89	427	5,093	13.56%	13.56%	1.96%
Invesco V.I. American Franchise Fund - Series I Shares
	2017		1.40%	2.60%	8.04	21.89	8,914	99,751	24.07%	25.57%	0.08%
	2016		1.40%	2.60%	6.42	17.55	8,405	77,923	-0.36%	0.85%	0.00%
	2015		1.40%	2.60%	6.38	17.53	12,409	108,373	2.31%	3.55%	0.00%
	2014		1.40%	2.60%	6.18	17.05	16,049	133,550	5.66%	6.93%	0.04%
	2013		1.40%	2.60%	5.79	16.05	22,782	170,235	36.54%	38.19%	0.43%
Invesco V.I. American Franchise Fund - Series II Shares
	2017		1.70%	1.70%	17.80	17.80	1,039	18,490	24.89%	24.89%	0.00%
	2016		1.70%	1.70%	14.25	14.25	1,036	14,764	0.31%	0.31%	0.00%
	2015		1.70%	1.70%	14.21	14.21	1,511	21,481	2.99%	2.99%	0.00%
	2014		1.40%	1.70%	13.79	14.36	1,589	21,955	6.35%	6.71%	0.00%
	2013		1.40%	1.70%	12.97	13.46	1,866	24,296	37.45%	37.87%	0.16%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2017		0.10%	1.65%	$11.30	$11.53	69,768	$799,445	8.03%	8.63%	4.23%
	2016		1.10%	1.65%	10.46	10.62	51,083	539,679	9.69%	10.30%	0.20%
	2015		1.10%	1.65%	9.63	9.63	29,597	283,639	-5.45%	-5.45%	4.25%
	2014	12/19/14	1.10%	1.10%	10.18	10.18	9,836	100,141	0.13%	0.13%	0.00%
Invesco V.I. Comstock Fund - Series II Shares
	2017		1.10%	1.50%	12.96	13.15	7,755	101,510	15.83%	16.29%	2.18%
	2016		1.10%	1.50%	11.26	11.30	6,758	76,148	15.53%	15.71%	1.37%
	2015		1.10%	1.25%	9.75	9.75	5,350	52,236	-7.35%	-7.35%	2.98%
	2014	9/19/14	1.25%	1.25%	10.52	10.52	861	9,058	-0.71%	-0.71%	1.08%
Invesco V.I. Core Equity Fund - Series I Shares
	2017		1.40%	1.65%	12.50	13.79	9,146	125,975	11.31%	11.60%	1.03%
	2016		1.40%	1.65%	11.23	12.36	10,852	133,792	8.45%	8.73%	0.70%
	2015		1.40%	2.35%	10.36	11.37	13,085	150,108	-7.31%	-7.08%	1.11%
	2014		1.40%	1.65%	11.17	12.23	14,988	181,629	6.38%	6.64%	0.83%
	2013		1.40%	1.65%	10.50	11.47	19,672	222,136	27.14%	27.45%	1.29%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.82%
	2016		1.40%	1.40%	17.41	17.41	53	919	8.49%	8.49%	0.52%
	2015		1.40%	1.40%	16.05	16.05	53	854	-7.31%	-7.31%	0.85%
	2014		1.40%	1.40%	17.31	17.31	99	1,712	6.30%	6.30%	0.71%
	2013		1.40%	1.40%	16.29	16.29	99	1,608	27.15%	27.15%	0.93%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2017		1.10%	1.65%	12.66	12.92	54,518	702,025	6.57%	7.16%	1.58%
	2016		1.10%	1.65%	12.01	12.05	41,963	504,736	13.12%	13.28%	1.37%
	2015		1.10%	1.25%	10.61	10.64	11,468	121,863	0.55%	0.71%	1.96%
	2014	11/10/14	1.10%	1.25%	10.56	10.57	1,538	16,235	-1.62%	1.72%	0.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2017		0.30%	3.20%	13.65	13.73	402,540	5,056,098	16.86%	17.04%	1.09%
	2016		1.10%	1.25%	11.68	11.73	62,434	730,465	12.53%	12.69%	0.39%
	2015		1.10%	1.25%	10.38	10.41	58,004	602,485	-4.13%	-3.99%	1.91%
	2014	11/25/14	1.10%	1.25%	10.83	10.84	3,999	43,356	-0.01%	2.35%	0.00%
Invesco V.I. Equity and Income Fund - Series II Shares
	2017		1.10%	1.65%	12.60	12.60	54,290	683,053	9.57%	9.57%	1.43%
	2016		1.10%	1.10%	11.50	11.50	36,736	422,338	13.58%	13.58%	1.57%
	2015	3/24/15	1.10%	1.25%	10.10	10.12	43,552	440,605	-4.28%	-4.22%	3.34%
Invesco V.I. International Growth Fund - Series I Shares
	2017		1.40%	1.40%	17.74	17.74	448	7,954	21.29%	21.29%	1.16%
	2016		1.40%	1.40%	14.63	14.63	2,414	35,307	-1.84%	-1.84%	1.06%
	2015		1.40%	1.40%	14.90	14.90	4,099	61,080	-3.70%	-3.70%	1.42%
	2014		1.40%	1.40%	15.47	15.47	4,413	68,279	-1.06%	-1.06%	1.55%
	2013		1.40%	1.40%	15.64	15.64	5,363	83,862	17.36%	17.36%	1.31%
Invesco V.I. International Growth Fund - Series II Shares
	2017		0.85%	3.20%	10.99	31.01	137,472	2,095,846	19.22%	21.39%	1.35%
	2016		1.10%	2.90%	9.07	25.67	102,650	1,359,920	-3.20%	-1.78%	1.22%
	2015		1.10%	2.55%	9.26	26.27	67,544	863,972	-4.45%	-3.68%	1.63%
	2014		1.10%	1.90%	23.47	27.41	13,318	203,297	-1.55%	-1.30%	1.52%
	2013		1.40%	1.65%	23.78	27.83	2,433	60,278	16.78%	17.07%	1.06%
Ivy VIP Asset Strategy Portfolio
	2017		1.10%	1.50%	9.82	9.96	46,241	458,130	16.51%	16.98%	1.61%
	2016		1.10%	1.50%	8.42	8.51	48,688	413,072	-4.02%	-3.63%	0.52%
	2015		1.10%	1.50%	8.81	8.84	47,423	418,040	-9.49%	-9.35%	0.33%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	24,810	241,818	-4.40%	0.66%	0.00%
Ivy VIP Energy Portfolio
	2017		1.10%	1.50%	7.14	7.18	25,720	184,339	-13.73%	-13.60%	0.95%
	2016		1.10%	1.25%	8.31	8.31	10,020	83,284	33.09%	33.09%	0.10%
	2015		1.10%	1.10%	6.25	6.25	1,733	10,828	-22.98%	-22.98%	0.03%
	2014	12/4/14	1.10%	1.10%	8.11	8.11	299	2,428	-1.95%	-1.95%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP High Income Portfolio
	2017		1.10%	1.65%	$10.71	$10.93	66,331	$724,297	4.94%	5.51%	5.21%
	2016		1.10%	1.65%	10.32	10.36	70,966	734,277	14.74%	14.92%	6.69%
	2015		1.10%	1.25%	8.99	9.01	19,497	175,661	-7.67%	-7.53%	5.44%
	2014	9/19/14	1.10%	1.25%	9.74	9.75	2,411	23,490	-3.14%	-1.90%	0.00%
Ivy VIP Micro Cap Growth Portfolio
	2017		0.30%	1.50%	11.33	11.84	21,842	251,713	7.21%	8.50%	0.00%
	2016		0.30%	1.50%	10.57	10.68	8,460	91,038	11.60%	12.04%	0.00%
	2015		1.10%	1.50%	9.53	9.53	634	6,018	-10.19%	-10.19%	0.00%
	2014	8/27/14	1.10%	1.10%	10.62	10.62	493	5,248	4.58%	4.58%	0.00%
Ivy VIP Mid Cap Growth Portfolio
	2017		0.65%	1.50%	13.04	13.23	22,553	295,036	25.32%	26.07%	0.00%
	2016		0.65%	1.25%	10.41	10.49	18,850	196,817	4.80%	5.43%	0.00%
	2015		0.65%	1.25%	9.96	9.96	13,789	137,237	-6.81%	-6.81%	0.00%
	2014	10/17/14	1.10%	1.10%	10.68	10.68	1,469	15,704	9.99%	9.99%	0.00%
Ivy VIP Science and Technology Portfolio
	2017		0.10%	1.50%	13.04	13.23	62,009	826,065	30.15%	30.67%	0.00%
	2016		1.10%	1.50%	10.08	10.12	32,594	329,358	0.28%	0.43%	0.00%
	2015		1.10%	1.65%	10.08	10.08	16,009	161,240	-3.94%	-3.94%	0.00%
	2014	11/17/14	1.10%	1.10%	10.49	10.49	3,902	40,961	2.21%	2.21%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2017		1.35%	1.70%	25.69	27.04	30,480	802,143	16.14%	16.50%	1.38%
	2016		1.35%	1.70%	22.12	23.26	29,599	669,369	2.57%	2.90%	1.80%
	2015		1.35%	1.70%	21.57	22.66	30,992	683,352	-1.28%	-0.92%	1.34%
	2014		1.35%	1.70%	21.85	22.93	37,872	845,988	6.41%	6.78%	1.54%
	2013		1.35%	1.70%	20.53	21.52	42,585	894,479	17.78%	18.20%	1.34%
Janus Henderson Enterprise Portfolio - Service Shares
	2017		1.25%	1.70%	40.10	51.80	7,306	348,926	24.95%	25.37%	0.15%
	2016		1.25%	1.70%	32.09	41.42	8,787	332,220	10.21%	10.72%	0.02%
	2015		1.25%	1.70%	29.12	37.54	11,257	392,690	2.02%	2.49%	0.51%
	2014		1.25%	1.70%	28.54	36.76	12,587	428,513	10.35%	10.85%	0.04%
	2013		1.25%	1.70%	25.87	33.28	16,497	496,809	29.81%	30.40%	0.37%
Janus Henderson Global Research Portfolio - Service Shares
	2017		1.50%	1.50%	21.96	21.96	602	13,211	24.79%	24.79%	0.68%
	2016		1.50%	1.50%	17.60	17.60	630	11,089	0.30%	0.30%	0.85%
	2015		1.50%	1.70%	17.55	17.55	782	13,132	-3.98%	-3.98%	0.56%
	2014		1.50%	1.50%	18.28	18.28	587	10,726	5.59%	5.59%	0.87%
	2013		1.40%	1.50%	14.72	17.31	757	12,648	26.17%	26.32%	1.24%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2017	1/9/17	1.25%	2.65%	9.78	9.94	313,283	3,104,829	-0.91%	1.53%	1.72%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2017		1.10%	2.30%	11.07	11.44	22,615	256,442	14.19%	15.58%	1.14%
	2016		1.10%	2.30%	9.70	9.90	27,676	272,200	3.43%	4.68%	4.55%
	2015	8/3/15	1.10%	2.30%	9.38	9.45	3,525	33,195	-6.03%	-2.06%	4.09%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2017		1.10%	1.65%	10.93	11.09	14,334	157,928	9.88%	10.49%	4.17%
	2016		1.10%	1.65%	10.04	10.04	12,380	123,657	5.04%	5.04%	3.93%
	2015	12/17/15	1.10%	1.10%	9.56	9.56	150	1,435	0.43%	0.43%	2.59%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		1.10%	1.65%	11.30	11.35	20,881	236,683	10.35%	10.51%	0.53%
	2015		1.10%	1.25%	10.24	10.27	17,046	174,916	-7.28%	-7.15%	0.34%
	2014	9/19/14	1.10%	1.25%	11.05	11.06	2,101	23,227	4.58%	9.27%	0.00%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2017	9/27/17	0.75%	0.75%	11.44	11.44	5,949	68,047	4.69%	4.69%	1.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2017		1.10%	1.50%	11.50	11.67	79,103	919,631	7.59%	8.02%	5.15%
	2016		1.10%	1.50%	10.76	10.81	29,873	322,340	10.74%	10.91%	4.96%
	2015		1.10%	1.25%	9.72	9.74	21,535	209,744	-2.75%	-2.61%	6.84%
	2014	10/1/14	1.10%	1.25%	9.99	10.00	6,112	61,126	-0.84%	0.41%	6.49%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2017		1.10%	1.65%	$12.09	$12.34	15,640	$192,012	27.80%	28.50%	0.00%
	2016		1.10%	1.65%	9.56	9.60	14,309	136,916	-3.81%	-3.67%	0.00%
	2015		1.10%	1.25%	9.94	9.97	9,766	97,186	-9.34%	-9.21%	0.00%
	2014	9/19/14	1.10%	1.25%	10.97	10.98	1,486	16,312	1.42%	3.64%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2017		0.75%	1.30%	20.58	29.14	2,973	82,020	11.13%	11.76%	1.01%
	2016		0.75%	1.30%	18.43	26.07	3,283	81,387	14.24%	14.88%	1.09%
	2015		0.75%	1.30%	16.05	22.70	3,451	74,682	-4.70%	-4.16%	1.15%
	2014		0.75%	1.30%	16.76	23.68	3,558	80,495	5.75%	6.34%	0.45%
	2013		0.75%	1.30%	15.76	22.27	3,744	79,807	34.00%	34.74%	0.22%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2017		1.10%	1.65%	10.07	10.22	74,781	757,713	0.67%	1.07%	3.50%
	2016		0.30%	1.50%	10.00	10.11	63,646	640,303	1.93%	2.34%	2.71%
	2015		1.10%	1.50%	9.86	9.88	32,580	320,070	-0.67%	-0.52%	7.31%
	2014	11/3/14	1.10%	1.25%	9.92	9.93	3,594	35,665	-0.71%	-0.62%	2.60%
LVIP American Balanced Allocation Fund - Service Class
	2017		1.10%	1.65%	11.57	11.80	339,830	3,981,610	12.54%	13.16%	1.86%
	2016		1.10%	1.65%	10.39	10.43	271,366	2,826,726	4.51%	4.67%	2.08%
	2015	1/8/15	1.10%	1.25%	9.94	9.96	106,980	1,065,931	-2.17%	-0.96%	4.70%
LVIP American Balanced Allocation Fund - Standard Class
	2017		0.65%	0.65%	15.11	15.11	513	7,768	14.07%	14.07%	2.24%
	2016		0.65%	0.65%	13.25	13.25	513	6,804	5.52%	5.52%	1.99%
	2015	6/22/15	0.65%	0.65%	12.56	12.56	513	6,445	-5.25%	-5.25%	2.92%
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2017		1.15%	3.20%	12.76	13.85	2,125,033	28,926,899	9.82%	12.09%	0.96%
	2016		1.15%	3.20%	11.62	12.36	1,568,540	19,128,327	13.74%	16.09%	1.40%
	2015		0.65%	3.20%	10.22	10.75	1,049,107	11,070,758	-7.26%	-4.86%	1.94%
	2014	1/14/14	0.65%	3.20%	11.02	11.30	366,483	4,101,889	-0.10%	15.68%	0.68%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.35%	10.62	11.00	270,151	2,955,591	9.10%	10.25%	1.93%
	2016		1.30%	2.35%	9.73	9.98	243,572	2,420,882	1.85%	2.92%	1.60%
	2015		1.30%	2.35%	9.56	9.70	208,658	2,018,360	-4.72%	-3.71%	4.56%
	2014	8/25/14	1.30%	2.35%	10.03	10.07	24,932	250,730	-0.97%	1.12%	4.13%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	13.66	13.66	562	7,685	11.43%	11.43%	2.21%
	2016		0.60%	0.60%	12.25	12.25	562	6,894	4.03%	4.03%	1.87%
	2015	10/12/15	0.60%	0.60%	11.78	11.78	562	6,627	-1.34%	-1.34%	3.53%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2017		1.30%	2.35%	10.66	11.04	1,039,972	11,425,576	13.66%	14.86%	1.40%
	2016		1.30%	2.35%	9.37	9.61	903,065	8,657,429	0.55%	1.61%	1.28%
	2015		1.30%	2.35%	9.43	9.46	887,847	8,383,419	-4.98%	-4.74%	4.95%
	2014	8/21/14	1.30%	1.55%	9.92	9.93	195,078	1,936,787	-2.47%	-1.71%	3.07%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.65%	0.65%	14.05	14.05	17,158	241,062	16.01%	16.01%	1.74%
	2016	1/4/16	0.65%	0.65%	12.11	12.11	18,185	220,238	3.38%	3.38%	1.62%
LVIP American Global Growth Fund - Service Class II
	2017		0.65%	2.75%	19.63	24.13	310,713	6,984,903	27.44%	30.14%	0.37%
	2016		0.65%	2.75%	15.39	18.54	257,130	4,473,449	-2.48%	-0.41%	0.84%
	2015		0.65%	2.90%	15.76	18.01	261,458	4,613,685	3.68%	5.25%	1.65%
	2014		1.25%	2.75%	15.19	17.11	211,060	3,540,970	-0.89%	0.60%	0.97%
	2013		1.25%	2.75%	15.31	17.01	172,937	2,898,684	25.20%	27.09%	0.93%
LVIP American Global Small Capitalization Fund - Service Class II
	2017		0.65%	2.95%	16.16	19.20	180,164	3,221,163	21.77%	24.60%	0.02%
	2016		0.65%	2.95%	13.27	15.41	189,505	2,745,530	-1.28%	1.02%	0.11%
	2015		0.65%	2.95%	13.44	15.25	204,891	2,968,218	-3.05%	-0.81%	0.21%
	2014		0.65%	2.95%	13.87	15.03	218,443	3,217,157	-1.27%	0.53%	0.00%
	2013		1.15%	2.95%	14.04	14.95	187,872	2,763,850	24.07%	26.33%	0.22%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Growth Allocation Fund - Service Class
	2017		1.10%	1.50%	$11.92	$12.09	77,453	$932,799	15.41%	15.87%	1.65%
	2016		1.10%	1.50%	10.44	10.44	73,397	763,514	4.92%	4.92%	1.97%
	2015		1.10%	1.10%	9.95	9.95	23,354	232,283	-2.31%	-2.31%	3.13%
	2014	10/13/14	1.10%	1.10%	10.18	10.18	3,934	40,059	4.52%	4.52%	2.08%
LVIP American Growth Fund - Service Class II
	2017		0.65%	3.05%	22.84	27.94	968,454	24,889,128	24.11%	27.06%	0.44%
	2016		0.65%	2.95%	18.39	21.99	712,662	14,665,203	5.93%	8.41%	0.41%
	2015		0.65%	2.95%	17.35	20.28	706,975	13,545,640	3.37%	5.78%	0.27%
	2014		0.65%	2.95%	16.78	18.67	674,468	12,319,618	4.99%	6.79%	1.01%
	2013		1.25%	2.95%	15.97	17.48	612,680	10,509,554	25.89%	28.05%	0.62%
LVIP American Growth-Income Fund - Service Class II
	2017		0.90%	2.95%	21.75	26.37	916,754	22,768,704	18.41%	20.86%	1.27%
	2016		0.90%	2.95%	18.36	21.82	685,251	14,233,240	7.92%	10.16%	1.59%
	2015		0.90%	2.95%	17.00	19.53	655,859	12,435,370	-1.82%	-0.04%	1.39%
	2014		1.15%	2.95%	17.31	19.54	621,665	11,837,974	7.06%	9.00%	1.17%
	2013		1.15%	2.95%	16.16	17.86	553,749	9,708,284	29.16%	31.37%	1.05%
LVIP American Income Allocation Fund - Standard Class
	2016		1.65%	1.65%	11.97	11.97	4,572	54,720	3.89%	3.89%	2.00%
	2015	11/13/15	1.65%	1.65%	11.52	11.52	4,873	56,131	-1.32%	-1.32%	3.39%
LVIP American International Fund - Service Class II
	2017		0.30%	3.05%	14.05	17.98	557,292	9,188,934	27.82%	30.79%	0.99%
	2016		0.65%	2.95%	10.99	13.75	501,163	6,425,741	0.15%	2.47%	0.97%
	2015		0.65%	2.95%	10.97	13.41	513,936	6,504,551	-7.61%	-5.46%	1.40%
	2014		0.65%	2.95%	11.86	13.87	469,790	6,350,177	-5.82%	-4.11%	0.88%
	2013		1.15%	2.95%	12.59	14.47	425,647	6,030,101	17.63%	19.77%	1.08%
LVIP American Preservation Fund - Service Class
	2017		1.10%	1.25%	9.69	9.77	11,428	111,461	0.07%	0.22%	1.16%
	2016		1.10%	1.25%	9.75	9.75	11,167	108,798	0.46%	0.46%	1.30%
	2015		1.10%	1.10%	9.71	9.71	7,038	68,309	-1.12%	-1.12%	3.01%
	2014	10/17/14	1.10%	1.10%	9.82	9.82	514	5,044	-0.74%	-0.74%	0.74%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.27%
	2015	6/25/15	1.10%	1.10%	10.37	10.37	3,398	35,250	-3.69%	-3.69%	1.31%
LVIP Baron Growth Opportunities Fund - Service Class
	2017		0.75%	3.15%	19.59	28.37	515,816	11,587,869	23.29%	26.29%	0.00%
	2016		0.75%	3.15%	15.84	22.96	522,401	9,353,545	2.30%	4.78%	0.46%
	2015		0.75%	3.15%	15.44	22.40	581,814	10,033,045	-7.73%	-5.48%	0.00%
	2014		0.65%	3.15%	16.68	24.23	620,313	11,414,048	1.75%	4.10%	0.18%
	2013		0.75%	3.00%	16.37	23.81	681,270	12,168,517	36.00%	39.02%	0.42%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2017		0.10%	3.20%	12.38	19.37	4,526,960	68,592,329	12.49%	15.39%	1.68%
	2016		0.65%	3.20%	10.96	17.18	4,275,087	56,598,908	8.16%	10.95%	1.73%
	2015		0.65%	3.20%	10.09	15.84	3,355,401	40,338,741	-8.08%	-5.71%	1.75%
	2014		0.65%	3.20%	10.92	17.19	2,484,291	31,879,531	-0.03%	2.56%	1.54%
	2013		0.65%	3.20%	10.88	17.16	1,314,429	16,643,886	14.49%	17.04%	2.36%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.69%
	2015		0.65%	3.00%	7.37	7.98	1,885,709	14,555,187	-17.73%	-15.77%	1.62%
	2014		0.65%	3.00%	8.97	9.47	1,251,391	11,576,499	-7.89%	-5.75%	1.26%
	2013		0.65%	2.95%	9.87	9.97	539,760	5,355,254	-9.90%	-9.27%	1.12%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.05%
	2015	4/29/15	0.60%	0.60%	8.06	8.06	143	1,149	-23.42%	-23.42%	1.65%
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class
	2017		0.65%	3.00%	10.03	11.18	8,153,545	87,102,724	9.48%	12.08%	0.76%
	2016		0.65%	3.00%	9.16	9.98	8,147,429	78,454,692	-0.53%	1.84%	0.71%
	2015		0.65%	3.00%	9.21	9.80	7,386,230	70,506,174	-7.47%	-5.27%	0.82%
	2014		0.65%	3.00%	9.96	10.35	5,180,741	52,753,941	-3.45%	-1.20%	1.02%
	2013	5/21/13	0.65%	2.95%	10.32	10.47	1,663,764	17,326,637	1.52%	7.64%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.60%	3.00%	$11.11	$11.46	1,486,889	$16,828,320	10.58%	12.70%	1.42%
	2016	7/1/16	1.10%	3.00%	10.04	10.17	867,012	8,771,642	-2.36%	0.77%	2.13%
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2017		0.60%	3.20%	9.08	11.09	5,377,832	55,160,817	-1.13%	1.27%	1.68%
	2016		0.65%	3.05%	9.18	10.95	4,923,494	50,387,732	0.22%	2.66%	0.76%
	2015		0.59%	3.14%	9.09	10.66	4,842,834	48,681,915	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.74	11.07	4,799,283	50,577,908	-0.21%	2.21%	0.98%
	2013		0.59%	2.99%	9.76	10.77	4,339,205	45,202,832	-11.32%	-9.30%	0.33%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2017		0.60%	0.65%	11.28	11.32	3,152	35,615	1.52%	1.57%	1.65%
	2016		0.60%	0.65%	11.11	11.15	3,050	33,949	2.90%	2.95%	1.25%
	2015	6/22/15	0.60%	0.65%	10.80	10.83	2,742	29,650	-3.13%	-2.04%	0.81%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2017		1.10%	1.65%	10.09	10.28	42,760	436,902	4.04%	4.51%	3.41%
	2016		1.10%	1.65%	9.73	9.84	30,923	303,450	5.15%	5.57%	2.61%
	2015		1.10%	1.50%	9.29	9.32	24,795	230,616	-5.35%	-5.21%	2.41%
	2014	11/10/14	1.10%	1.25%	9.82	9.83	11,892	116,896	-1.43%	-0.24%	8.17%
LVIP BlackRock Scientific Allocation Fund - Service Class
	2017	7/7/17	1.30%	2.65%	12.57	13.52	4,856	63,986	0.25%	6.57%	5.61%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2017		0.65%	3.00%	11.34	11.78	1,876,067	21,779,911	9.81%	12.36%	1.36%
	2016	6/15/16	0.65%	2.95%	10.33	10.48	854,827	8,913,007	-0.48%	5.10%	1.36%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/15	1.15%	2.90%	8.91	9.02	240,979	2,167,687	-12.14%	-1.36%	0.21%
LVIP Blended Core Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	11.82	12.95	1,809,796	22,579,618	17.10%	19.83%	1.13%
	2016		0.65%	2.95%	10.09	10.81	1,638,028	17,202,445	5.50%	7.95%	1.23%
	2015		0.65%	2.95%	9.60	10.01	835,151	8,201,959	-6.84%	-4.86%	1.01%
	2014	1/15/14	0.65%	2.75%	10.31	10.53	317,205	3,307,204	-1.04%	7.63%	1.98%
LVIP Blended Core Equity Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	13.14	13.14	365	4,799	20.26%	20.26%	1.42%
	2016		0.65%	0.65%	10.92	10.92	390	4,262	8.32%	8.32%	1.19%
	2015	3/12/15	0.65%	0.65%	10.09	10.09	405	4,088	-3.76%	-3.76%	1.16%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2017		0.65%	2.95%	15.76	23.46	2,273,292	45,155,437	22.16%	25.00%	0.45%
	2016		0.65%	2.95%	12.87	18.91	2,087,870	33,420,392	-4.42%	-2.20%	0.24%
	2015		0.65%	3.20%	12.76	19.48	1,511,463	24,996,904	-2.10%	-0.07%	0.00%
	2014		1.15%	3.20%	13.03	19.54	754,565	12,765,408	1.78%	3.89%	0.00%
	2013		1.15%	3.20%	13.52	18.86	430,800	7,015,173	21.73%	23.75%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2017		1.25%	2.70%	16.94	25.63	9,728	190,860	22.76%	24.57%	0.84%
	2016		1.25%	2.70%	13.78	20.65	5,935	98,896	-3.94%	-2.78%	0.37%
	2015		1.40%	2.70%	14.32	21.26	7,972	135,372	-1.36%	-0.07%	0.00%
	2014		1.40%	2.70%	14.49	21.32	8,667	147,064	2.54%	3.88%	0.00%
	2013		1.25%	2.70%	14.61	20.56	10,519	175,371	22.16%	23.94%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	10.68	18.18	3,292,336	40,397,900	21.54%	24.43%	0.00%
	2016		0.65%	3.00%	8.82	14.96	3,387,517	33,687,234	-1.01%	1.34%	0.00%
	2015		0.65%	3.00%	8.89	15.11	2,061,284	20,360,331	-7.26%	-5.06%	0.00%
	2014		0.65%	3.00%	9.57	16.28	1,645,635	17,297,401	-10.24%	-8.16%	0.00%
	2013		0.65%	3.20%	10.64	18.14	782,239	9,021,083	20.90%	23.10%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	22.63	22.63	207	4,685	24.74%	24.74%	0.00%
	2016	3/17/16	0.65%	0.65%	18.14	18.14	190	3,439	5.55%	5.55%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Clarion Global Real Estate Fund - Service Class
	2017		0.10%	2.90%	$8.42	$16.15	716,070	$6,901,308	7.43%	9.87%	4.09%
	2016		0.65%	2.90%	7.83	14.72	754,797	6,653,585	-1.95%	0.29%	3.57%
	2015		0.65%	2.90%	7.97	14.70	805,657	7,143,713	-4.28%	-2.10%	2.78%
	2014		0.65%	2.90%	8.32	15.04	813,739	7,431,129	10.35%	12.86%	2.24%
	2013		0.65%	2.95%	7.53	16.89	857,804	7,000,258	0.05%	2.22%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2017		1.15%	2.95%	10.51	11.03	915,514	9,985,715	14.21%	16.28%	0.81%
	2016		1.15%	2.95%	9.21	9.48	649,651	6,122,124	0.47%	2.24%	0.79%
	2015	5/18/15	1.15%	2.90%	9.17	9.27	431,635	3,993,681	-8.72%	0.62%	1.31%
LVIP Delaware Bond Fund - Service Class
	2017		0.60%	3.20%	9.87	15.17	11,872,265	167,008,840	0.73%	3.38%	2.63%
	2016		0.60%	3.20%	9.79	14.79	10,610,782	145,623,790	-0.86%	1.76%	2.41%
	2015		0.60%	3.20%	9.88	14.64	8,500,776	115,854,849	-3.12%	-0.61%	2.23%
	2014		0.65%	3.20%	10.20	14.83	6,564,624	90,414,662	2.28%	4.92%	1.84%
	2013		0.65%	3.20%	9.97	14.24	5,780,850	76,508,696	-5.71%	-3.28%	1.55%
LVIP Delaware Bond Fund - Standard Class
	2017		1.25%	2.80%	10.45	21.37	245,897	4,338,441	1.49%	3.08%	2.81%
	2016		1.25%	2.80%	10.29	20.76	264,868	4,616,949	-0.11%	1.45%	2.28%
	2015		1.25%	2.80%	10.29	20.50	340,265	5,840,431	-2.38%	-0.86%	2.29%
	2014		1.25%	2.80%	10.53	20.71	369,501	6,417,694	3.05%	4.66%	1.86%
	2013		1.25%	2.80%	10.21	19.81	445,926	7,449,743	-5.01%	-3.52%	1.62%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2017		0.60%	3.20%	8.62	10.40	5,077,243	48,895,746	-0.89%	1.61%	0.87%
	2016		0.65%	3.15%	8.70	10.24	4,225,692	40,564,609	-1.16%	1.34%	0.00%
	2015		0.65%	3.15%	8.80	10.10	4,122,920	39,378,171	-4.04%	-1.61%	1.36%
	2014		0.65%	3.15%	9.21	10.27	4,076,978	39,966,977	-2.60%	-0.29%	1.29%
	2013		0.65%	3.20%	9.46	10.24	2,930,373	29,081,441	-2.46%	-0.30%	0.82%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2017		0.60%	0.65%	10.61	10.65	5,448	57,845	1.88%	1.93%	1.11%
	2016		0.60%	0.65%	10.41	10.45	4,270	44,511	1.59%	1.64%	0.00%
	2015		0.60%	0.65%	10.25	10.25	3,338	34,257	-1.36%	-1.36%	3.38%
	2014	4/14/14	0.65%	0.65%	10.39	10.39	785	8,153	-0.60%	-0.60%	2.38%
LVIP Delaware Social Awareness Fund - Service Class
	2017		1.05%	2.90%	19.01	31.18	153,651	3,849,372	16.34%	18.52%	0.95%
	2016		1.05%	2.90%	16.30	26.38	162,970	3,546,059	3.23%	5.16%	1.05%
	2015		1.05%	2.90%	15.71	25.16	187,221	3,907,204	-3.84%	-2.04%	1.09%
	2014		1.05%	2.90%	16.04	25.76	189,490	4,039,159	11.52%	13.60%	1.19%
	2013		1.05%	2.90%	14.12	22.75	191,475	3,684,457	31.35%	33.80%	0.97%
LVIP Delaware Social Awareness Fund - Standard Class
	2017		1.25%	2.60%	19.94	34.94	10,268	319,626	17.11%	18.70%	1.25%
	2016		1.25%	2.60%	17.03	29.54	12,480	329,914	3.90%	5.31%	1.14%
	2015		1.25%	2.60%	16.39	28.15	19,478	483,105	-3.21%	-1.90%	1.54%
	2014		1.25%	2.60%	16.93	28.79	20,170	509,932	12.24%	13.77%	1.40%
	2013		1.25%	2.60%	15.08	25.40	26,933	603,333	32.21%	34.00%	1.19%
LVIP Delaware Special Opportunities Fund - Service Class
	2017		0.80%	2.85%	15.86	24.24	213,415	3,846,597	14.05%	16.41%	0.97%
	2016		0.80%	2.85%	13.91	20.82	205,937	3,212,042	16.61%	19.03%	1.27%
	2015		0.80%	2.85%	11.93	17.49	201,004	2,646,940	-2.90%	-0.88%	0.81%
	2014		0.80%	2.85%	12.28	17.65	235,216	3,136,234	4.24%	6.40%	0.92%
	2013		0.80%	2.85%	11.78	16.59	265,206	3,351,313	29.57%	32.26%	0.70%
LVIP Delaware Wealth Builder Fund - Service Class
	2017		1.30%	2.80%	14.34	21.21	92,652	1,726,582	8.92%	10.57%	1.98%
	2016		1.30%	2.80%	13.17	19.35	101,947	1,755,053	2.45%	4.00%	1.34%
	2015		1.30%	2.80%	12.85	18.64	110,195	1,829,291	-4.30%	-2.85%	1.41%
	2014		1.30%	2.80%	13.43	19.43	126,952	2,178,546	1.20%	2.73%	2.02%
	2013		1.25%	2.80%	13.27	18.93	141,001	2,372,460	16.63%	18.45%	1.25%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Wealth Builder Fund - Standard Class
	2017		1.40%	2.45%	$15.47	$23.43	7,219	$156,156	9.58%	10.73%	2.19%
	2016		1.40%	2.45%	14.12	21.20	8,027	157,676	3.07%	4.15%	1.61%
	2015		1.40%	2.45%	13.70	20.40	8,184	154,547	-3.73%	-2.70%	1.31%
	2014		1.25%	2.45%	14.23	21.01	15,838	313,480	1.82%	3.05%	2.31%
	2013		1.25%	2.45%	13.97	20.46	16,455	316,720	17.33%	18.74%	1.54%
LVIP Dimensional International Core Equity Fund - Service Class
	2017		1.10%	3.00%	11.21	11.66	180,664	2,073,982	23.81%	25.63%	2.69%
	2016		1.10%	2.55%	9.06	9.28	62,043	570,854	1.61%	3.11%	2.32%
	2015	6/8/15	1.10%	2.55%	8.91	9.00	15,912	142,457	-10.95%	5.44%	1.73%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2017		0.80%	2.95%	10.61	13.36	1,868,021	21,582,602	22.19%	24.84%	2.31%
	2016		0.80%	2.95%	8.69	10.71	1,523,392	14,210,023	-1.24%	0.91%	2.05%
	2015		0.80%	3.20%	8.69	9.58	1,263,179	11,754,860	-7.23%	-5.26%	0.83%
	2014		1.10%	3.20%	9.37	10.11	1,116,741	11,019,703	-10.64%	-8.75%	2.43%
	2013		1.10%	3.20%	10.56	11.08	385,203	4,200,347	11.50%	13.58%	2.66%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2017		1.10%	3.15%	13.75	22.20	188,351	3,744,270	16.72%	19.15%	1.55%
	2016		1.10%	3.15%	11.54	18.97	114,444	2,000,077	10.75%	12.76%	1.21%
	2015		1.10%	2.90%	14.38	16.41	103,055	1,627,087	-4.80%	-3.61%	1.34%
	2014		0.75%	2.55%	15.10	17.02	101,503	1,671,060	9.94%	11.94%	1.57%
	2013		0.75%	2.55%	13.74	15.29	124,697	1,849,904	29.46%	31.81%	1.37%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2017		0.65%	0.65%	31.50	31.50	148	4,669	20.07%	20.07%	1.42%
	2016	3/17/16	0.65%	0.65%	26.23	26.23	133	3,477	13.32%	13.32%	2.69%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2017		1.10%	2.65%	12.18	12.63	200,062	2,492,474	15.15%	16.72%	1.58%
	2016		1.10%	2.45%	10.67	10.82	41,861	448,366	14.22%	15.20%	1.57%
	2015	5/20/15	1.10%	1.95%	9.34	9.39	20,523	192,347	-8.06%	-1.06%	1.33%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2017		0.80%	2.95%	14.88	19.07	2,822,867	45,723,742	15.42%	17.92%	0.99%
	2016		0.80%	2.95%	12.89	14.30	2,126,736	29,536,937	7.63%	9.64%	1.05%
	2015		1.10%	2.95%	11.97	13.04	1,752,711	22,284,937	-10.52%	-8.85%	1.08%
	2014		1.10%	2.95%	13.38	14.31	1,258,799	17,641,309	1.40%	3.29%	0.93%
	2013		1.10%	2.95%	13.20	13.85	633,735	8,656,912	25.11%	27.45%	1.27%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2017		0.65%	3.00%	9.39	10.97	4,678,986	48,226,904	-0.35%	2.02%	1.79%
	2016		0.65%	3.00%	9.42	10.76	3,704,958	37,789,210	-1.17%	1.18%	1.41%
	2015		0.65%	3.20%	9.45	10.63	3,078,176	31,291,616	-3.09%	-0.59%	1.53%
	2014		0.65%	3.20%	9.75	10.69	2,550,460	26,338,047	1.11%	3.72%	1.66%
	2013		0.65%	3.20%	9.70	10.27	1,637,640	16,457,173	-5.83%	-3.78%	1.39%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2017		0.65%	0.65%	11.16	11.16	430	4,793	2.28%	2.28%	1.94%
	2016		0.65%	0.65%	10.91	10.91	394	4,301	1.45%	1.45%	1.59%
	2015	3/12/15	0.65%	0.65%	10.75	10.75	379	4,076	-0.86%	-0.86%	1.58%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	9.57	16.53	5,611,565	61,799,691	17.52%	20.32%	1.13%
	2016		0.65%	3.00%	8.13	13.76	5,840,798	53,843,292	-0.86%	1.50%	1.23%
	2015		0.65%	3.20%	8.19	13.68	5,605,898	51,400,854	-11.15%	-8.85%	1.27%
	2014		0.65%	3.20%	9.18	15.36	4,085,916	41,539,889	-5.31%	-2.87%	1.67%
	2013		0.65%	3.20%	9.66	16.18	2,103,669	22,173,592	16.15%	18.88%	1.79%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2017		1.10%	2.65%	10.40	10.46	63,709	697,398	9.09%	9.26%	6.22%
	2016		1.10%	1.25%	9.54	9.54	17,658	169,047	-0.18%	-0.18%	0.99%
	2015	8/10/15	1.25%	1.25%	9.55	9.55	1,063	10,164	-6.17%	-6.17%	0.99%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	10.46	11.50	2,355,133	26,120,083	7.55%	10.11%	3.23%
	2016		0.65%	3.00%	9.73	10.44	2,110,001	21,440,049	7.67%	10.23%	2.42%
	2015		0.65%	3.20%	9.00	9.47	1,453,013	13,506,257	-10.93%	-8.63%	3.30%
	2014	1/22/14	0.65%	3.20%	10.10	10.37	553,551	5,679,629	-5.27%	5.89%	2.55%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	$11.66	$11.66	1,267	$14,780	10.48%	10.48%	3.50%
	2016		0.65%	0.65%	10.55	10.55	1,267	13,368	10.64%	10.64%	2.43%
	2015	6/22/15	0.65%	0.65%	9.54	9.54	1,267	12,083	-11.17%	-11.17%	2.64%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2017		0.65%	3.20%	11.91	17.09	6,160,818	99,460,836	6.75%	9.51%	1.98%
	2016		0.65%	3.20%	11.16	15.70	6,774,056	100,959,056	1.45%	4.07%	1.86%
	2015		0.65%	3.20%	11.00	15.18	6,539,474	93,922,548	-5.31%	-2.87%	1.90%
	2014		0.65%	3.20%	11.62	15.72	6,199,541	92,487,341	2.11%	4.75%	1.92%
	2013		0.65%	3.20%	11.38	15.09	5,162,970	74,258,660	6.03%	8.76%	1.94%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2017		1.70%	1.70%	16.92	16.92	11,264	190,633	8.63%	8.63%	2.25%
	2016		1.70%	1.70%	15.58	15.58	11,932	185,898	3.25%	3.25%	2.02%
	2015		1.70%	1.70%	15.09	15.09	12,644	190,792	-3.65%	-3.65%	2.04%
	2014	8/22/14	1.70%	1.70%	15.66	15.66	13,376	209,477	-0.75%	-0.75%	1.96%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2017		0.65%	3.20%	12.03	16.18	27,677,346	424,236,483	11.71%	14.59%	2.04%
	2016		0.65%	3.20%	10.77	14.21	30,362,641	409,861,985	1.20%	3.81%	1.53%
	2015		0.65%	3.20%	10.65	13.77	32,385,967	425,224,919	-6.96%	-4.55%	1.79%
	2014		0.65%	3.20%	11.44	14.69	28,749,804	399,700,875	-0.05%	2.54%	2.08%
	2013		0.65%	3.20%	11.45	14.65	20,264,138	277,310,692	9.70%	12.42%	2.16%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	19.46	19.46	406	7,897	14.94%	14.94%	2.36%
	2016		0.60%	0.60%	16.93	16.93	406	6,871	4.12%	4.12%	1.83%
	2015	10/12/15	0.60%	0.60%	16.26	16.26	406	6,598	-1.71%	-1.71%	2.14%
LVIP Global Income Fund - Service Class
	2017		0.65%	3.15%	8.79	12.23	3,119,687	34,845,918	1.54%	4.11%	0.00%
	2016		0.65%	3.15%	8.66	11.74	2,902,935	31,429,043	-2.85%	-0.39%	0.00%
	2015		0.65%	3.20%	8.89	11.79	2,729,200	29,911,205	-5.35%	-2.90%	3.00%
	2014		0.65%	3.20%	9.69	12.14	2,542,940	28,962,076	-1.32%	1.03%	0.38%
	2013		0.65%	3.00%	9.82	11.97	1,743,387	19,824,130	-5.93%	-3.79%	0.27%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2017		0.10%	3.20%	11.92	16.80	25,567,265	405,839,313	10.45%	13.30%	1.98%
	2016		0.65%	3.20%	10.80	14.92	28,182,571	398,339,043	0.80%	3.40%	1.45%
	2015		0.65%	3.20%	10.71	14.52	29,608,673	408,197,126	-6.65%	-4.24%	1.84%
	2014		0.65%	3.20%	11.47	15.25	25,656,978	373,581,748	0.61%	3.21%	1.98%
	2013		0.65%	3.20%	11.40	14.87	19,215,956	273,222,333	8.07%	10.86%	1.97%
LVIP Goldman Sachs Income Builder Fund - Service Class
	2017		1.10%	1.70%	10.81	10.81	23,262	253,130	6.48%	6.48%	2.77%
	2016	3/17/16	1.10%	1.10%	10.16	10.16	3,529	35,859	7.11%	7.11%	15.59%
LVIP Government Money Market Fund - Service Class
	2017		0.65%	3.20%	7.99	10.04	1,429,938	12,806,670	-2.68%	-0.48%	0.16%
	2016		0.65%	2.90%	8.20	10.09	2,441,251	22,328,140	-2.83%	-0.62%	0.02%
	2015		0.65%	2.90%	8.42	10.15	1,447,761	13,797,765	-2.84%	-0.63%	0.02%
	2014		0.65%	2.90%	8.66	10.22	1,446,733	13,993,739	-2.83%	-0.62%	0.03%
	2013		0.65%	2.90%	8.90	10.22	1,657,729	16,249,638	-2.83%	-0.72%	0.02%
LVIP Government Money Market Fund - Standard Class
	2017		1.25%	2.70%	8.24	10.15	94,954	905,774	-2.26%	-0.84%	0.40%
	2016		1.25%	2.70%	8.43	10.25	105,119	1,018,458	-2.64%	-1.21%	0.03%
	2015		1.25%	2.70%	8.66	10.39	120,552	1,186,834	-2.64%	-1.22%	0.02%
	2014		1.25%	2.70%	8.90	10.53	228,371	2,293,729	-2.64%	-1.22%	0.03%
	2013		1.25%	2.70%	9.14	10.68	263,155	2,685,462	-2.64%	-1.22%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	10.81	11.77	2,579,111	29,365,729	7.47%	10.02%	1.15%
	2016		0.65%	3.20%	10.06	10.63	2,024,038	21,112,319	7.48%	9.76%	0.99%
	2015		0.90%	3.00%	9.39	9.64	893,386	8,546,397	-7.75%	-6.26%	2.67%
	2014	6/5/14	1.15%	2.75%	10.18	10.29	166,029	1,700,698	-0.92%	1.32%	1.21%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Invesco Select Equity Managed Volatility Fund - Service Class
	2017		0.65%	2.95%	$10.54	$11.55	765,189	$8,532,153	14.24%	16.90%	1.57%
	2016		0.65%	2.95%	9.22	9.88	695,665	6,696,140	2.78%	5.18%	0.58%
	2015		0.65%	2.95%	8.97	9.40	685,327	6,325,493	-11.56%	-9.50%	1.62%
	2014	1/8/14	0.65%	2.95%	10.14	10.38	593,952	6,107,963	-2.58%	6.24%	1.18%
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	11.71	11.71	412	4,823	17.32%	17.32%	1.80%
	2016		0.65%	0.65%	9.98	9.98	424	4,231	5.55%	5.55%	0.88%
	2015	3/12/15	0.65%	0.65%	9.46	9.46	435	4,115	-8.17%	-8.17%	1.82%
LVIP JPMorgan High Yield Fund - Service Class
	2017		0.10%	2.90%	12.72	15.41	672,386	9,611,489	3.47%	5.92%	5.82%
	2016		0.60%	2.90%	12.29	14.55	646,618	8,838,533	9.75%	12.30%	5.01%
	2015		0.60%	2.90%	11.20	12.92	612,214	7,520,581	-6.91%	-4.79%	4.64%
	2014		0.65%	2.90%	12.03	13.57	633,983	8,251,873	-0.35%	1.92%	4.21%
	2013		0.65%	2.95%	12.07	13.27	618,026	7,958,743	3.21%	5.51%	4.71%
LVIP JPMorgan Retirement Income Fund - Service Class
	2017	5/25/17	1.30%	2.65%	11.68	12.56	16,767	206,393	1.45%	4.26%	3.41%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2017		0.65%	3.20%	12.28	21.08	3,421,310	48,050,108	11.03%	13.66%	0.82%
	2016		0.65%	3.00%	11.04	18.98	3,161,540	39,400,984	6.48%	9.01%	0.52%
	2015		0.65%	3.20%	10.35	17.81	2,466,233	28,352,026	-10.86%	-8.56%	0.61%
	2014		0.65%	3.20%	11.61	19.93	1,761,818	22,362,817	4.45%	7.15%	0.72%
	2013		0.65%	3.20%	11.17	15.71	840,637	10,067,316	20.33%	22.27%	0.45%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	26.22	26.22	1,927	50,530	13.94%	13.94%	1.25%
	2016		0.65%	0.65%	23.01	23.01	1,372	31,578	9.30%	9.30%	0.84%
	2015		0.65%	0.65%	21.05	21.05	883	18,588	-8.34%	-8.34%	1.03%
	2014	4/14/14	0.65%	0.65%	22.97	22.97	412	9,473	8.73%	8.73%	1.36%
LVIP Managed Risk Profile 2010 Fund - Service Class
	2017		1.30%	2.55%	11.69	13.35	21,967	287,946	6.61%	7.95%	1.57%
	2016		1.30%	2.55%	10.97	12.37	27,788	333,624	1.55%	2.83%	1.57%
	2015		1.30%	2.55%	10.80	12.03	28,717	336,109	-4.32%	-3.12%	1.37%
	2014		1.30%	2.55%	11.29	12.42	40,074	488,493	1.89%	3.17%	1.62%
	2013		1.30%	2.55%	11.08	12.03	41,070	486,209	5.92%	7.26%	1.15%
LVIP Managed Risk Profile 2020 Fund - Service Class
	2017		1.80%	2.55%	11.47	12.42	19,198	237,207	8.94%	9.75%	1.59%
	2016		1.55%	2.55%	10.53	11.59	22,955	259,182	1.58%	2.60%	1.65%
	2015		1.55%	2.55%	10.36	11.29	24,581	271,458	-4.91%	-3.96%	1.54%
	2014		1.30%	2.55%	10.90	11.99	27,239	314,366	1.51%	2.78%	1.70%
	2013		1.30%	2.55%	10.74	11.66	27,443	309,639	8.06%	9.42%	0.89%
LVIP Managed Risk Profile 2030 Fund - Service Class
	2017		1.90%	1.90%	12.14	12.14	4,948	60,086	11.07%	11.07%	1.63%
	2016		1.90%	1.90%	10.93	10.93	13,889	151,854	1.51%	1.51%	1.15%
	2015		1.30%	1.90%	10.77	11.34	29,523	325,435	-4.73%	-4.16%	1.51%
	2014		1.30%	1.90%	11.30	11.83	29,694	342,657	1.94%	2.55%	1.84%
	2013		1.30%	1.90%	11.09	11.54	29,883	337,344	11.32%	11.99%	1.09%
LVIP Managed Risk Profile 2040 Fund - Service Class
	2017		1.40%	1.80%	11.69	12.20	2,363	28,792	12.31%	12.76%	1.67%
	2016		1.40%	1.80%	10.41	10.82	2,965	31,794	1.70%	2.11%	1.52%
	2015		1.40%	1.80%	10.23	10.23	3,055	32,095	-5.18%	-5.18%	2.16%
	2014		1.80%	1.80%	10.79	10.79	840	9,082	1.37%	1.37%	1.94%
	2013		1.80%	1.80%	10.65	10.65	916	9,752	14.20%	14.20%	1.03%
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	10.35	11.54	2,230,443	24,617,124	24.81%	27.78%	1.22%
	2016		0.65%	3.00%	8.29	9.03	1,891,844	16,485,718	-4.46%	-2.19%	1.09%
	2015		0.65%	3.00%	8.68	9.23	1,414,624	12,728,034	-3.08%	-0.78%	0.87%
	2014		0.65%	3.00%	8.96	9.22	738,806	6,770,058	-10.04%	-8.50%	0.81%
	2013	6/3/13	1.25%	2.95%	9.96	10.07	249,676	2,508,587	-0.80%	9.08%	1.29%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS International Growth Fund - Service Class
	2017		0.10%	2.90%	$10.14	$18.13	672,781	$7,821,444	27.78%	30.68%	0.95%
	2016		0.65%	2.90%	8.04	13.89	633,804	5,695,352	-1.49%	0.75%	1.23%
	2015		0.65%	2.90%	8.07	13.81	617,654	5,543,481	-1.85%	0.39%	0.97%
	2014		0.65%	2.90%	8.20	13.77	552,507	4,997,159	-8.00%	-5.90%	0.85%
	2013		0.65%	2.90%	8.90	14.66	495,944	4,818,032	10.08%	12.58%	0.56%
LVIP MFS Value Fund - Service Class
	2017		0.65%	3.15%	15.13	23.63	1,425,222	25,245,140	13.70%	16.57%	1.61%
	2016		0.65%	3.15%	13.26	20.74	1,346,884	20,612,716	10.25%	13.04%	1.69%
	2015		0.65%	3.15%	11.99	18.77	1,223,403	16,822,926	-3.87%	-1.43%	1.80%
	2014		0.65%	3.15%	12.42	19.49	1,259,436	17,715,838	6.81%	9.52%	2.27%
	2013		0.65%	3.15%	11.59	18.21	1,226,783	15,920,440	31.42%	34.74%	1.45%
LVIP Mondrian International Value Fund - Service Class
	2017		0.65%	2.90%	10.38	24.72	592,198	10,918,495	17.58%	20.26%	2.99%
	2016		0.65%	2.90%	8.70	20.70	671,025	10,502,894	0.79%	3.09%	2.47%
	2015		0.63%	2.88%	8.55	20.22	698,738	10,794,221	-6.76%	-4.64%	2.67%
	2014		0.63%	2.88%	9.51	21.36	710,120	11,656,989	-5.55%	-3.40%	3.59%
	2013		0.63%	2.93%	10.06	22.26	791,890	13,969,612	18.03%	20.66%	2.69%
LVIP Mondrian International Value Fund - Standard Class
	2017		1.25%	2.70%	13.40	27.55	36,942	919,372	18.10%	19.83%	3.29%
	2016		1.25%	2.70%	11.32	23.07	41,131	847,067	1.24%	2.72%	2.48%
	2015		1.25%	2.70%	11.16	22.54	50,775	1,037,499	-6.36%	-4.99%	2.72%
	2014		1.25%	2.70%	11.90	23.80	59,061	1,277,569	-5.14%	-3.75%	3.73%
	2013		1.25%	2.70%	12.52	24.82	68,096	1,548,686	18.77%	20.33%	2.28%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2017		1.10%	2.95%	10.48	11.21	256,100	2,823,693	16.69%	18.87%	1.38%
	2016		1.10%	2.95%	8.99	9.42	235,487	2,195,180	2.52%	4.33%	1.26%
	2015		1.15%	2.90%	8.80	9.03	187,423	1,680,362	-9.62%	-8.16%	1.42%
	2014	7/28/14	1.15%	2.75%	9.73	9.83	56,757	556,197	-4.71%	2.56%	3.45%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2017		0.10%	3.15%	9.39	10.30	3,206,393	31,900,866	-1.72%	0.82%	1.49%
	2016		0.60%	3.15%	9.61	10.22	3,051,442	30,371,367	-0.60%	1.76%	1.50%
	2015		0.60%	2.95%	9.69	10.03	1,750,689	17,290,127	-1.48%	0.65%	1.64%
	2014	6/16/14	0.65%	2.80%	9.83	9.97	368,570	3,653,833	-1.32%	0.07%	0.97%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2017		0.65%	0.65%	10.38	10.38	444	4,609	1.02%	1.02%	1.77%
	2016		0.60%	0.65%	10.28	10.28	462	4,751	2.01%	2.01%	2.26%
	2015	4/29/15	0.60%	0.60%	10.08	10.08	99	1,004	-0.04%	-0.04%	1.30%
LVIP Select Core Equity Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	12.29	13.70	2,843,503	37,222,664	15.12%	17.85%	2.16%
	2016		0.65%	3.00%	10.67	11.63	3,078,385	34,512,246	3.08%	5.53%	0.72%
	2015		0.65%	3.20%	10.30	11.02	2,926,094	31,388,103	-8.14%	-5.76%	1.47%
	2014		0.65%	3.20%	11.21	11.69	1,764,110	20,289,796	2.48%	5.12%	3.61%
	2013	6/3/13	0.65%	3.20%	10.94	11.12	495,454	5,474,477	0.54%	12.50%	1.99%
LVIP Select Core Equity Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	13.93	13.93	345	4,804	18.27%	18.27%	2.54%
	2016		0.65%	0.65%	11.77	11.77	361	4,253	5.90%	5.90%	1.01%
	2015	3/12/15	0.65%	0.65%	11.12	11.12	369	4,102	-5.76%	-5.76%	1.63%
LVIP SSGA Bond Index Fund - Service Class
	2017		0.10%	3.15%	9.47	13.06	4,455,601	52,464,099	-0.27%	2.25%	2.27%
	2016		0.65%	3.15%	9.48	12.77	4,145,176	48,230,831	-0.98%	1.38%	1.93%
	2015		0.65%	3.00%	9.63	12.50	3,646,034	42,277,108	-2.91%	-0.75%	2.25%
	2014		0.75%	2.95%	9.91	12.47	3,576,864	42,167,448	2.42%	4.64%	1.67%
	2013		0.80%	2.95%	9.67	11.93	3,319,354	37,763,233	-5.64%	-3.59%	1.72%
LVIP SSGA Bond Index Fund - Standard Class
	2017		1.65%	1.65%	11.00	11.00	7,742	85,190	1.50%	1.50%	2.48%
	2016		1.65%	1.65%	10.84	10.84	7,440	80,662	0.60%	0.60%	2.11%
	2015	2/19/15	1.65%	1.65%	10.78	10.78	7,256	78,190	-1.91%	-1.91%	2.44%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2017		1.25%	2.80%	$12.11	$13.58	550,865	$7,272,532	7.39%	9.07%	2.06%
	2016		1.25%	2.80%	11.28	12.46	571,111	6,934,074	1.85%	3.44%	1.87%
	2015		1.25%	2.80%	11.07	12.04	450,935	5,304,827	-3.92%	-2.41%	1.94%
	2014		1.25%	2.80%	11.52	12.34	406,415	4,907,802	1.58%	3.17%	1.56%
	2013		1.25%	2.80%	11.38	11.96	388,916	4,570,224	3.69%	5.21%	1.35%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2017		0.10%	3.05%	11.92	14.18	801,036	10,529,380	6.19%	8.72%	3.21%
	2016		0.65%	3.00%	11.22	13.05	757,634	9,268,638	3.42%	5.87%	1.82%
	2015		0.65%	3.00%	10.85	12.32	761,039	8,878,631	-5.00%	-2.74%	2.17%
	2014		0.65%	3.00%	11.42	12.67	1,008,606	12,176,145	2.16%	4.59%	2.37%
	2013		0.65%	3.00%	11.18	12.05	815,465	9,540,215	3.65%	5.95%	1.75%
LVIP SSGA Developed International 150 Fund - Service Class
	2017		0.75%	2.95%	11.54	16.56	571,333	7,348,372	19.67%	22.33%	4.02%
	2016		0.75%	2.95%	9.63	13.83	634,287	6,707,051	6.28%	8.64%	3.45%
	2015		0.75%	2.95%	9.05	13.02	643,968	6,320,398	-7.31%	-5.25%	2.87%
	2014		0.75%	2.95%	9.75	14.04	585,251	6,111,028	-2.28%	-0.60%	3.08%
	2013		1.25%	2.95%	9.96	14.37	545,629	5,757,269	16.52%	18.52%	2.46%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2017		0.10%	2.95%	11.83	14.86	616,434	8,117,611	19.92%	22.71%	2.44%
	2016		0.65%	2.95%	9.85	12.39	645,541	6,978,959	11.81%	14.41%	2.34%
	2015		0.65%	2.95%	8.80	11.08	665,307	6,347,296	-19.66%	-17.79%	4.08%
	2014		0.65%	2.95%	10.94	13.79	637,564	7,476,062	-6.41%	-4.24%	2.75%
	2013		0.65%	2.95%	11.67	14.74	606,476	7,506,159	-5.89%	-3.94%	2.06%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2017		0.65%	0.65%	18.48	18.48	824	15,228	23.03%	23.03%	2.74%
	2016		0.65%	0.65%	15.02	15.02	824	12,378	14.69%	14.69%	2.67%
	2015	6/22/15	0.65%	0.65%	13.10	13.10	824	10,793	-20.64%	-20.64%	4.58%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	10.75	14.78	5,086,974	69,424,941	11.15%	13.79%	3.71%
	2016		0.65%	3.00%	9.65	13.16	5,605,410	67,905,342	2.25%	4.68%	1.54%
	2015		0.65%	3.00%	9.41	12.86	6,141,183	71,587,864	-9.50%	-7.35%	2.88%
	2014		0.65%	3.00%	10.37	14.20	5,570,297	70,687,126	0.64%	3.04%	2.19%
	2013		0.65%	3.00%	10.28	14.10	4,580,787	56,951,026	6.30%	8.66%	2.17%
LVIP SSGA International Index Fund - Service Class
	2017		0.75%	3.05%	9.70	14.95	1,152,954	12,458,611	20.77%	23.45%	2.42%
	2016		0.75%	2.95%	8.02	12.38	1,206,180	10,606,883	-2.19%	-0.01%	2.63%
	2015		0.75%	2.95%	8.18	12.66	1,216,777	10,794,479	-4.33%	-2.20%	2.19%
	2014		0.75%	2.95%	8.54	13.23	1,283,651	11,751,088	-8.81%	-6.92%	2.46%
	2013		0.90%	2.95%	9.35	14.51	1,234,413	12,253,973	17.19%	19.61%	1.51%
LVIP SSGA International Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	9.49	12.44	2,767,464	27,801,222	20.29%	23.15%	2.03%
	2016		0.65%	3.00%	7.90	8.46	2,859,179	23,516,463	-6.60%	-4.43%	2.12%
	2015		0.65%	2.95%	8.49	8.77	569,911	4,957,856	-6.37%	-4.85%	3.09%
	2014	2/7/14	1.15%	2.75%	9.07	9.21	162,614	1,492,722	-12.32%	-0.99%	3.75%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2016	12/9/16	0.60%	0.60%	8.54	8.54	203	1,733	-0.41%	-0.41%	0.98%
LVIP SSGA Large Cap 100 Fund - Service Class
	2017		0.75%	2.95%	21.17	30.40	712,062	16,907,624	15.02%	17.58%	2.51%
	2016		0.30%	2.95%	18.39	26.43	809,918	16,429,453	17.70%	20.32%	2.19%
	2015		0.75%	2.95%	15.61	22.46	761,000	12,947,600	-7.67%	-5.62%	2.35%
	2014		0.75%	2.95%	16.89	24.32	785,704	14,279,724	13.05%	15.51%	2.27%
	2013		0.80%	2.95%	14.92	21.51	822,119	13,049,933	31.56%	33.81%	1.96%
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2017		0.80%	2.95%	12.57	13.88	2,475,383	33,115,937	17.28%	19.84%	1.64%
	2016		0.80%	2.95%	10.71	11.44	2,069,312	23,279,977	4.79%	6.69%	1.63%
	2015		1.15%	2.95%	10.22	10.72	1,370,313	14,499,572	-8.14%	-6.47%	1.88%
	2014		1.15%	2.95%	11.13	11.44	650,376	7,403,365	3.14%	4.91%	3.01%
	2013	6/18/13	1.25%	2.95%	10.79	10.91	156,568	1,704,721	5.42%	9.44%	3.79%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Mid-Cap Index Fund - Service Class
	2017	1/13/17	1.10%	3.05%	$12.29	$12.57	133,451	$1,669,352	4.17%	13.67%	1.87%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2017		0.30%	3.25%	12.59	15.82	1,823,040	26,742,451	10.72%	13.52%	2.19%
	2016		0.65%	3.15%	11.37	13.93	1,521,781	19,886,169	3.08%	5.68%	1.73%
	2015		0.65%	3.15%	11.03	13.18	1,478,294	18,471,218	-4.76%	-2.35%	1.70%
	2014		0.65%	3.15%	11.59	13.50	1,217,508	15,707,590	0.92%	3.48%	1.84%
	2013		0.65%	3.15%	11.48	13.05	1,013,672	12,738,898	8.71%	11.46%	1.35%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2017		0.30%	3.05%	13.27	15.80	3,805,329	55,612,433	9.53%	12.13%	3.75%
	2016		0.65%	3.00%	12.12	14.09	3,907,133	51,554,146	5.78%	8.30%	1.88%
	2015		0.65%	3.00%	11.46	13.01	4,278,264	52,667,286	-5.82%	-3.57%	2.56%
	2014		0.65%	3.00%	12.16	13.50	4,377,285	56,460,800	2.18%	4.61%	2.38%
	2013		0.65%	3.00%	11.93	12.83	4,874,135	60,676,924	9.26%	11.64%	2.37%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2017		0.80%	2.95%	13.86	15.72	878,391	13,428,258	13.28%	15.69%	1.89%
	2016		0.85%	2.95%	12.23	13.64	938,937	12,527,233	3.99%	6.20%	1.82%
	2015		0.85%	2.95%	11.76	12.90	864,388	10,922,812	-5.12%	-3.50%	1.65%
	2014		1.25%	2.95%	12.40	13.37	801,817	10,513,772	0.74%	2.46%	2.05%
	2013		1.25%	2.95%	12.31	13.04	718,647	9,263,504	11.19%	13.10%	1.40%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2017		0.65%	2.95%	14.02	16.63	1,847,696	28,287,200	11.28%	13.87%	4.43%
	2016		0.65%	2.95%	12.80	14.60	1,600,019	21,906,699	7.05%	9.48%	1.96%
	2015		0.65%	2.90%	11.94	13.34	1,687,114	21,320,825	-6.48%	-4.35%	2.66%
	2014		0.65%	2.90%	12.74	13.94	1,857,033	24,682,460	2.01%	4.34%	2.61%
	2013		0.65%	2.90%	12.46	13.16	1,884,663	24,252,649	11.60%	13.62%	2.26%
LVIP SSGA S&P 500 Index Fund - Service Class
	2017		0.30%	3.15%	14.80	26.20	3,147,664	64,969,463	17.51%	20.90%	1.72%
	2016		0.30%	3.15%	14.60	22.25	2,968,294	51,129,900	8.02%	10.81%	1.75%
	2015		0.60%	3.15%	13.47	20.56	2,676,956	42,132,963	-2.21%	0.16%	1.69%
	2014		0.75%	3.15%	13.72	20.98	2,620,709	41,518,153	9.86%	12.30%	1.66%
	2013		0.75%	2.95%	12.93	19.10	2,760,953	39,261,760	27.85%	30.63%	1.47%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2017		1.40%	2.70%	18.89	21.96	67,075	1,417,241	18.34%	19.89%	1.73%
	2016		1.40%	2.70%	15.94	18.32	85,432	1,513,351	8.78%	10.20%	1.84%
	2015		1.40%	2.70%	14.64	16.62	94,599	1,525,305	-1.52%	-0.23%	1.82%
	2014		1.40%	2.70%	14.85	16.66	109,694	1,778,172	10.41%	11.85%	1.81%
	2013		1.40%	2.70%	13.73	15.04	130,118	1,891,987	28.49%	30.17%	2.02%
LVIP SSGA Small-Cap Index Fund - Service Class
	2017		0.60%	3.05%	14.74	25.53	1,044,617	17,443,857	10.50%	13.24%	0.79%
	2016		0.60%	3.05%	13.30	23.08	1,000,694	14,881,166	16.76%	19.65%	1.08%
	2015		0.60%	3.05%	11.36	19.75	1,022,273	12,782,257	-7.81%	-5.66%	0.68%
	2014		0.75%	3.05%	12.30	21.40	1,054,735	14,100,034	1.28%	3.63%	0.58%
	2013		0.65%	3.05%	12.11	21.11	1,225,465	15,975,337	33.44%	36.33%	0.64%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2016		0.60%	0.60%	28.10	28.10	53	1,496	19.96%	19.96%	1.37%
	2015	4/29/15	0.60%	0.60%	23.43	23.43	39	913	-8.57%	-8.57%	0.94%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2017		0.75%	3.15%	16.83	26.86	335,766	7,989,629	2.78%	5.27%	2.45%
	2016		0.75%	3.15%	19.08	26.08	280,038	6,350,264	25.99%	28.80%	1.95%
	2015		0.75%	2.95%	15.14	20.70	256,066	4,556,315	-9.78%	-7.78%	2.32%
	2014		0.75%	2.95%	16.77	22.94	242,821	4,716,026	1.02%	2.75%	3.21%
	2013		1.25%	2.95%	16.59	22.71	235,805	4,477,174	30.26%	32.49%	2.50%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2017		0.65%	1.65%	20.11	33.40	1,196	31,354	4.59%	5.64%	2.69%
	2016		0.65%	1.65%	19.22	31.62	1,079	26,249	27.96%	29.25%	1.91%
	2015		0.65%	1.65%	24.46	24.46	1,253	23,159	-7.44%	-7.44%	2.78%
	2014	11/7/14	0.65%	0.65%	26.43	26.43	402	10,627	2.63%	2.63%	3.38%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2017		0.65%	3.00%	$11.51	$12.84	2,808,810	$34,467,195	10.51%	13.13%	1.23%
	2016		0.65%	3.20%	10.42	11.35	2,280,373	24,963,501	11.71%	14.36%	1.00%
	2015		0.65%	3.00%	9.33	9.92	1,753,894	16,943,291	-11.60%	-9.50%	0.70%
	2014		0.65%	3.00%	10.56	10.96	913,222	9,841,037	-4.49%	-2.27%	1.37%
	2013	5/24/13	0.65%	2.95%	11.06	11.22	183,852	2,049,997	3.52%	11.33%	2.23%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2017		0.65%	0.65%	12.99	12.99	1,446	18,781	13.42%	13.42%	1.62%
	2016		0.60%	0.65%	11.45	11.48	1,218	13,951	14.66%	14.73%	1.33%
	2015		0.60%	0.65%	9.99	9.99	793	7,926	-9.28%	-9.28%	1.05%
	2014	4/14/14	0.65%	0.65%	11.01	11.01	305	3,360	2.39%	2.39%	1.92%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2017		0.65%	3.00%	18.62	28.23	962,376	20,346,493	29.42%	32.50%	0.00%
	2016		0.65%	3.00%	14.36	23.01	965,407	15,533,692	-1.84%	0.49%	0.00%
	2015		0.65%	3.00%	14.60	23.43	898,079	14,489,016	7.18%	9.73%	0.00%
	2014		0.65%	3.00%	13.59	21.85	821,948	12,185,702	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.89	20.76	740,224	10,274,291	34.68%	37.67%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2017		0.60%	3.15%	19.53	37.85	271,758	8,213,947	20.58%	23.69%	0.00%
	2016		0.60%	3.15%	16.20	30.83	250,228	6,248,208	3.96%	6.65%	0.05%
	2015		0.60%	3.15%	15.58	29.13	256,565	6,176,307	-1.31%	1.09%	0.00%
	2014		0.75%	3.15%	15.79	28.99	252,151	6,049,147	7.85%	10.42%	0.00%
	2013		0.80%	3.15%	14.64	26.40	243,062	5,329,505	30.29%	33.39%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2017		1.40%	2.65%	24.45	41.53	3,515	120,276	21.48%	23.01%	0.19%
	2016		1.40%	2.65%	20.12	33.83	3,877	108,472	4.74%	5.85%	0.25%
	2015		1.60%	2.65%	19.21	31.96	4,820	132,926	-0.57%	0.48%	0.20%
	2014		1.60%	2.65%	19.32	31.80	3,208	82,067	8.67%	9.82%	0.23%
	2013		1.40%	2.65%	17.78	28.96	3,683	86,359	31.27%	32.92%	0.00%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2017		0.60%	3.10%	10.61	11.24	4,031,937	44,266,826	11.60%	14.03%	1.53%
	2016		0.80%	2.95%	9.51	9.85	3,565,178	34,626,990	0.80%	2.94%	1.20%
	2015	5/27/15	0.85%	2.95%	9.43	9.57	1,605,600	15,278,463	-5.63%	1.49%	2.24%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2017		0.80%	2.85%	17.57	19.99	660,405	12,510,506	16.62%	18.92%	1.40%
	2016		0.80%	2.75%	15.07	16.81	531,199	8,545,956	8.83%	10.97%	1.52%
	2015		0.80%	2.90%	13.84	15.15	449,714	6,570,455	-3.26%	-1.35%	1.37%
	2014		0.65%	2.75%	14.31	15.44	424,431	6,336,115	8.90%	11.21%	1.64%
	2013		0.65%	2.75%	13.14	13.83	406,993	5,510,124	26.67%	29.16%	1.07%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2016		0.60%	0.60%	17.25	17.25	167	2,872	11.47%	11.47%	1.61%
	2015	4/29/15	0.60%	0.60%	15.47	15.47	125	1,931	-3.43%	-3.43%	1.64%
LVIP Vanguard International Equity ETF Fund - Service Class
	2017		0.75%	3.15%	11.36	13.28	559,329	7,057,767	24.02%	26.97%	2.09%
	2016		0.80%	3.15%	9.16	10.28	443,543	4,435,123	0.25%	2.32%	2.04%
	2015		1.10%	3.15%	9.14	10.05	373,594	3,667,307	-6.19%	-4.25%	2.10%
	2014		0.65%	3.15%	9.81	10.67	282,267	2,904,808	-7.65%	-5.50%	1.82%
	2013		0.65%	2.95%	10.63	11.11	261,170	2,867,025	11.13%	13.04%	2.08%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.01%
	2015		1.15%	2.95%	9.30	9.54	542,656	5,147,137	-7.46%	-6.02%	0.41%
	2014	6/5/14	1.30%	2.85%	10.05	10.15	49,312	498,336	-3.07%	2.69%	1.86%
LVIP Wellington Capital Growth Fund - Service Class
	2017		0.65%	2.95%	17.92	27.40	258,385	5,609,219	31.59%	34.65%	0.00%
	2016		0.65%	2.95%	13.60	20.82	280,778	4,565,075	-3.05%	-0.79%	0.00%
	2015		0.65%	2.95%	14.24	21.48	268,914	4,439,860	5.98%	8.44%	0.00%
	2014		0.65%	2.95%	13.40	20.27	218,468	3,412,497	7.86%	10.37%	0.00%
	2013		0.65%	2.95%	12.38	16.65	228,616	3,268,512	32.17%	34.79%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Wellington Mid-Cap Value Fund - Service Class
	2017		0.65%	3.00%	$13.66	$22.29	423,928	$6,570,691	10.03%	12.42%	0.17%
	2016		0.65%	2.80%	12.42	19.86	378,573	5,305,579	9.67%	12.06%	0.25%
	2015		0.65%	2.80%	11.32	17.75	412,533	5,168,194	-4.47%	-2.40%	0.17%
	2014		0.65%	2.80%	11.85	18.21	458,896	5,948,789	5.04%	7.32%	0.12%
	2013		0.65%	2.80%	11.28	16.99	426,702	5,200,795	30.12%	32.75%	0.22%
LVIP Western Asset Core Bond Fund - Service Class
	2017	5/26/17	1.10%	2.90%	10.05	10.16	331,790	3,360,923	-0.46%	1.34%	2.67%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
	2014		1.40%	2.35%	16.65	25.57	2,454	49,265	8.40%	9.43%	0.54%
	2013		1.40%	2.35%	15.36	23.42	2,677	49,218	31.12%	32.37%	0.57%
MFS® VIT Growth Series - Initial Class
	2017		1.40%	1.40%	16.68	16.68	4,274	71,306	29.58%	29.58%	0.10%
	2016		1.40%	2.35%	12.88	12.88	4,748	63,603	1.02%	1.02%	0.04%
	2015		1.40%	1.40%	12.75	12.75	4,496	57,301	6.06%	6.06%	0.13%
	2014		1.40%	1.40%	12.02	12.02	8,323	100,021	7.43%	7.43%	0.11%
	2013		1.40%	1.40%	11.19	11.19	9,532	106,630	34.95%	34.95%	0.24%
MFS® VIT Growth Series - Service Class
	2017		0.65%	3.00%	13.73	40.76	213,488	5,556,101	27.21%	30.20%	0.00%
	2016		0.65%	3.00%	10.65	31.60	203,442	3,718,759	-0.84%	1.36%	0.00%
	2015		0.80%	3.00%	10.59	31.42	66,950	1,366,653	4.13%	6.45%	0.00%
	2014		0.80%	3.00%	15.62	29.76	55,884	1,111,942	5.47%	7.82%	0.00%
	2013		0.80%	3.00%	14.61	27.82	60,297	1,236,123	32.99%	35.41%	0.13%
MFS® VIT Total Return Series - Initial Class
	2017		1.40%	1.40%	23.52	23.52	11,431	268,821	10.74%	10.74%	1.95%
	2016		1.40%	1.40%	21.24	21.24	17,865	379,389	7.57%	7.57%	2.73%
	2015		1.40%	1.40%	19.74	19.74	17,770	350,815	-1.76%	-1.76%	2.57%
	2014		1.40%	1.40%	20.09	20.09	21,258	427,178	6.99%	6.99%	1.70%
	2013		1.40%	1.40%	18.78	18.78	28,208	529,801	17.39%	17.39%	1.79%
MFS® VIT Total Return Series - Service Class
	2017		0.65%	3.25%	14.86	22.07	237,929	4,251,651	9.04%	11.30%	2.33%
	2016	5/9/16	0.65%	2.70%	13.63	20.02	94,390	1,586,705	-0.36%	3.08%	3.21%
MFS® VIT Utilities Series - Initial Class
	2017		1.40%	2.35%	23.77	29.53	8,429	248,176	12.16%	13.24%	4.17%
	2016		1.40%	2.35%	21.20	26.08	11,823	307,622	8.88%	9.92%	3.49%
	2015		1.40%	2.35%	23.72	23.72	13,475	318,991	-15.71%	-15.71%	4.16%
	2014		1.40%	1.40%	28.14	28.14	14,901	419,371	11.17%	11.17%	1.97%
	2013		1.40%	1.40%	25.32	25.32	16,990	430,117	18.84%	18.84%	2.31%
MFS® VIT Utilities Series - Service Class
	2017		0.10%	2.95%	16.17	50.95	415,163	11,753,551	11.17%	13.64%	4.05%
	2016		0.75%	2.95%	14.37	45.21	439,133	11,251,645	8.00%	10.40%	3.34%
	2015		0.75%	2.95%	13.45	41.30	492,891	11,557,351	-17.24%	-15.38%	3.95%
	2014		0.75%	2.95%	16.25	49.23	524,480	14,836,054	9.20%	11.62%	1.90%
	2013		0.75%	2.95%	14.87	44.48	550,804	14,121,047	16.72%	19.31%	2.04%
MFS® VIT II Core Equity Portfolio - Service Class
	2017		1.40%	2.35%	21.36	33.57	932	22,810	21.62%	22.78%	0.61%
	2016		1.40%	2.35%	17.57	27.39	1,301	28,011	8.49%	9.53%	0.39%
	2015	3/27/15	1.40%	2.35%	16.19	25.06	3,505	63,394	-5.72%	-3.75%	0.34%
MFS® VIT II International Value Portfolio - Service Class
	2017		0.10%	1.65%	12.91	13.17	118,924	1,551,768	24.75%	25.43%	1.32%
	2016		1.10%	1.65%	10.39	10.50	98,417	1,027,704	2.30%	2.71%	1.18%
	2015		1.10%	1.50%	10.22	10.22	49,138	500,180	5.16%	5.16%	2.01%
	2014	11/17/14	1.10%	1.10%	9.72	9.72	285	2,775	-0.50%	-0.50%	0.00%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2017		1.10%	1.50%	11.32	11.38	25,021	283,794	11.15%	11.31%	2.34%
	2016		1.10%	1.25%	10.18	10.23	13,260	135,393	13.54%	13.71%	1.58%
	2015		1.10%	1.25%	8.97	8.99	6,399	57,493	-14.96%	-14.81%	1.99%
	2014	9/2/14	1.10%	1.25%	10.55	10.56	1,163	12,276	-2.62%	1.83%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Morgan Stanley VIF Growth Portfolio - Class II
	2017		0.80%	0.80%	$30.48	$30.48	957	$29,185	41.70%	41.70%	0.00%
	2016	11/7/16	0.80%	0.80%	21.51	21.51	1,106	23,802	-4.09%	-4.09%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2017		1.25%	2.90%	19.02	36.91	68,513	2,075,562	13.40%	15.29%	0.80%
	2016		1.25%	2.90%	16.66	32.13	87,181	2,281,297	12.85%	14.73%	0.58%
	2015		1.25%	2.90%	14.67	28.10	113,102	2,541,991	-10.96%	-9.48%	0.76%
	2014		1.25%	2.90%	16.37	31.16	134,934	3,352,782	10.58%	12.42%	1.03%
	2013		1.25%	2.90%	14.70	27.81	165,001	3,687,803	33.14%	35.35%	1.15%
Oppenheimer Global Fund/VA Service Shares
	2017		0.75%	1.30%	22.35	33.89	9,799	257,785	34.56%	35.30%	0.72%
	2016		0.75%	1.70%	16.52	25.05	11,474	223,151	-1.84%	-0.90%	0.71%
	2015		0.75%	1.70%	16.68	25.27	11,240	221,171	2.33%	2.90%	1.09%
	2014		0.75%	1.30%	16.22	24.56	13,053	250,444	0.74%	1.29%	0.84%
	2013		0.75%	1.30%	16.02	24.25	13,451	256,078	25.35%	26.04%	1.13%
Oppenheimer International Growth Fund/VA Service Shares
	2017		0.30%	1.50%	11.00	11.39	41,851	462,715	24.88%	26.07%	1.18%
	2016		0.30%	1.25%	8.81	8.85	28,454	252,060	-3.92%	-3.78%	0.75%
	2015		1.10%	1.25%	9.17	9.19	18,682	171,686	1.82%	1.98%	0.86%
	2014	9/19/14	1.10%	1.25%	9.01	9.02	5,136	46,309	-4.72%	-0.27%	0.00%
Oppenheimer Main Street Small Cap Fund®/VA Service Shares
	2017		1.10%	1.50%	13.26	13.46	17,364	232,849	12.21%	12.66%	0.61%
	2016		1.10%	1.50%	11.82	11.95	8,874	105,774	15.92%	16.38%	0.23%
	2015		1.10%	1.50%	10.26	10.26	4,676	47,936	-7.12%	-7.12%	0.60%
	2014	8/27/14	1.10%	1.10%	11.05	11.05	1,193	13,193	5.27%	5.27%	0.00%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2017		1.10%	1.25%	9.86	9.91	23,410	231,530	9.60%	9.76%	5.48%
	2016		1.10%	1.25%	9.00	9.03	12,884	116,349	12.14%	12.31%	2.84%
	2015		1.10%	1.25%	8.04	8.04	12,884	103,610	-13.36%	-13.36%	2.78%
	2014	12/19/14	1.10%	1.10%	9.28	9.28	10,774	100,037	0.03%	0.03%	3.48%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2017		0.65%	2.80%	7.37	8.72	455,229	3,693,214	-0.47%	1.39%	10.95%
	2016		0.65%	2.50%	7.47	8.60	432,419	3,489,701	12.04%	14.13%	0.93%
	2015		0.65%	2.50%	6.67	7.54	394,036	2,810,603	-27.50%	-26.14%	4.25%
	2014		0.65%	2.50%	9.20	10.20	336,895	3,274,785	-20.63%	-19.15%	0.27%
	2013		0.65%	2.50%	11.59	12.62	288,585	3,496,992	-16.82%	-15.27%	1.63%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2017		1.10%	1.50%	11.17	11.24	17,049	190,802	8.42%	8.58%	4.98%
	2016		1.10%	1.25%	10.35	10.35	5,633	58,287	11.99%	11.99%	4.68%
	2015		1.10%	1.10%	9.24	9.24	2,108	19,477	-3.40%	-3.40%	5.13%
	2014	10/1/14	1.10%	1.25%	9.56	9.56	7,674	73,324	-4.61%	-4.37%	1.33%
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class
	2017		1.10%	1.50%	10.31	10.46	44,654	463,989	3.34%	3.76%	1.61%
	2016		1.10%	1.50%	9.97	10.08	44,689	448,241	3.08%	3.49%	1.48%
	2015		1.10%	1.50%	9.72	9.74	39,241	380,824	-3.00%	-2.86%	3.70%
	2014	10/31/14	1.10%	1.25%	10.02	10.03	5,639	56,518	-0.35%	-0.33%	0.25%
Putnam VT Absolute Return 500 Fund - Class IB
	2017		1.10%	1.50%	10.44	10.59	9,156	96,744	5.40%	5.81%	0.00%
	2016		1.10%	1.50%	9.97	10.01	6,715	67,144	-0.56%	-0.40%	1.52%
	2015	1/5/15	1.10%	1.25%	10.03	10.05	1,027	10,315	-2.74%	-1.52%	0.04%
Putnam VT Equity Income Fund - Class IB
	2017	5/12/17	1.40%	3.00%	18.50	24.18	752	16,364	11.06%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2017	2/6/17	1.10%	2.65%	11.46	11.67	133,206	1,544,126	2.31%	10.23%	0.10%
Putnam VT Global Health Care Fund - Class IB
	2017		1.10%	3.00%	10.01	29.50	28,188	346,521	11.89%	14.04%	0.49%
	2016		1.10%	3.00%	8.78	25.91	25,581	265,724	-13.97%	-12.32%	0.00%
	2015		1.10%	3.00%	20.70	29.22	27,028	448,423	4.60%	6.29%	0.00%
	2014		1.40%	3.00%	19.79	27.54	9,935	230,990	23.88%	25.87%	0.24%
	2013		1.40%	3.00%	18.44	21.93	9,343	174,609	39.28%	39.70%	0.95%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.07%
	2016		1.40%	3.00%	16.01	20.89	824	15,519	11.62%	13.43%	1.89%
	2015		1.40%	3.00%	14.35	18.68	1,133	19,001	-10.26%	-8.81%	1.77%
	2014		1.40%	3.00%	15.99	20.78	1,489	26,783	7.46%	9.20%	1.35%
	2013		1.40%	3.00%	16.93	19.29	1,576	26,281	31.94%	33.80%	1.54%
Putnam VT Income Fund - Class IB
	2017		0.10%	1.65%	9.96	10.11	34,665	351,808	3.87%	4.44%	3.66%
	2016		0.30%	1.65%	9.65	9.68	27,897	269,541	0.73%	0.88%	3.78%
	2015	8/17/15	1.10%	1.25%	9.58	9.59	11,122	106,586	-2.90%	-0.93%	0.00%
QS Variable Conservative Growth - Class II
	2017	6/23/17	1.30%	2.65%	10.62	10.71	13,136	140,482	-0.02%	5.47%	3.95%
Rational Dividend Capture VA Fund
	2017		1.40%	1.40%	13.57	13.57	2,222	30,161	-2.96%	-2.96%	3.42%
	2016		1.40%	1.40%	13.98	13.98	2,060	28,831	5.48%	5.48%	4.19%
	2015		1.40%	1.40%	13.26	13.26	2,050	27,198	-4.41%	-4.41%	4.17%
	2014		1.40%	1.40%	13.87	13.87	3,546	49,184	8.63%	8.63%	5.12%
	2013		1.40%	1.40%	12.77	12.77	3,661	46,736	18.30%	18.30%	3.06%
SEI VP Market Plus Strategy Fund - Class III
	2017		1.10%	1.10%	12.07	12.07	154	1,858	17.13%	17.13%	1.37%
	2016	5/17/16	1.10%	1.10%	10.30	10.30	160	1,645	6.27%	6.27%	1.66%
Templeton Foreign VIP Fund - Class 4
	2017		1.10%	1.50%	9.75	9.75	20,498	199,579	15.35%	15.35%	1.67%
	2016		1.10%	1.10%	8.45	8.45	17,472	147,659	5.92%	5.92%	0.84%
	2015		1.10%	1.10%	7.98	7.98	4,208	33,587	-7.68%	-7.68%	3.17%
	2014	10/1/14	1.10%	1.10%	8.64	8.64	3,994	34,531	-7.76%	-7.76%	0.00%
Templeton Global Bond VIP Fund - Class 2
	2017		0.60%	3.00%	9.95	18.23	423,969	7,215,082	-1.09%	1.30%	0.00%
	2016		0.60%	3.00%	10.06	18.11	447,632	7,603,181	-0.10%	2.36%	0.00%
	2015		0.60%	3.00%	10.07	17.81	555,491	9,346,619	-7.13%	-4.93%	7.85%
	2014		0.65%	3.00%	10.84	18.85	607,173	10,833,236	-1.18%	1.17%	5.10%
	2013		0.65%	3.00%	11.01	18.74	628,352	11,218,740	-1.33%	0.97%	4.79%
Templeton Global Bond VIP Fund - Class 4
	2017		1.10%	1.65%	9.41	9.60	104,104	996,990	0.10%	0.65%	0.00%
	2016		1.10%	1.65%	9.50	9.54	83,013	790,678	1.59%	1.74%	0.00%
	2015		1.10%	1.25%	9.35	9.38	40,024	375,142	-5.58%	-5.44%	4.14%
	2014	9/19/14	1.10%	1.25%	9.91	9.92	3,780	37,486	-2.52%	-1.56%	0.00%
Templeton Growth VIP Fund - Class 2
	2017		1.25%	2.80%	11.80	24.49	103,184	2,032,044	15.23%	17.03%	1.63%
	2016		1.25%	2.80%	10.24	21.00	124,099	2,088,656	6.60%	8.26%	1.90%
	2015		1.25%	2.80%	9.60	19.47	145,588	2,296,627	-9.07%	-7.65%	2.57%
	2014		1.25%	2.80%	10.55	21.15	162,686	2,817,073	-5.47%	-4.02%	1.35%
	2013		1.25%	2.75%	11.16	22.12	192,736	3,489,164	27.26%	29.20%	2.68%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.10%	9.54	9.54	6,828	65,141	-3.83%	-3.83%	0.00%
	2014	11/17/14	1.10%	1.10%	9.92	9.92	397	3,944	-2.63%	-2.63%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2017		1.10%	1.65%	6.66	6.80	15,937	107,975	-3.57%	-3.05%	0.00%
	2016		1.10%	1.65%	6.99	7.01	7,539	52,852	41.67%	41.88%	0.28%
	2015		1.10%	1.25%	4.94	4.94	4,408	21,785	-34.35%	-34.35%	0.02%
	2014	12/4/14	1.10%	1.10%	7.53	7.53	1,331	10,022	-3.18%	-3.18%	0.00%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2017		0.10%	1.50%	10.68	10.83	50,522	543,286	5.14%	5.56%	5.73%
	2016		1.10%	1.50%	10.16	10.26	20,247	207,131	7.66%	8.09%	4.34%
	2015		1.10%	1.50%	9.47	9.49	15,108	143,057	-2.48%	-2.34%	6.38%
	2014	10/1/14	1.10%	1.25%	9.71	9.72	3,154	30,642	-2.44%	-2.43%	4.74%
Virtus Rampart Equity Trend Series - Class A Shares
	2017		1.10%	1.10%	10.30	10.30	1,695	17,475	19.13%	19.13%	0.00%
	2016		1.10%	1.10%	8.64	8.64	1,695	14,661	-2.05%	-2.05%	0.00%
	2015		1.10%	1.10%	8.82	8.82	1,695	14,974	-10.32%	-10.32%	0.00%
	2014	10/31/14	1.10%	1.10%	9.84	9.84	1,994	19,633	-1.38%	-1.38%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2017:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$452,594	$403,413
AB VPS Large Cap Growth Portfolio - Class B	105,788	116,794
AB VPS Small/Mid Cap Value Portfolio - Class B	1,572,644	1,846,321
ALPS/Alerian Energy Infrastructure Portfolio - Class III	126,519	5,584
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	50,318	8,448
ALPS/Stadion Core ETF Portfolio - Class III	609,517	38,538
ALPS/Stadion Tactical Growth Portfolio - Class III	103,623	45,884
American Century VP Balanced Fund - Class II	3,164,113	749,037
American Century VP Large Company Value Fund - Class II	269,529	39,826
American Funds Asset Allocation Fund - Class 1	992	144
American Funds Asset Allocation Fund - Class 4	2,375,606	408,575
American Funds Blue Chip Income and Growth Fund - Class 1	11,197	14,667
American Funds Blue Chip Income and Growth Fund - Class 4	275,357	46,716
American Funds Bond Fund - Class 1	9,773	118
American Funds Capital Income Builder® - Class 1	655	1,459
American Funds Capital Income Builder® - Class 4	293,558	183,861
American Funds Global Bond Fund - Class 1	10,568	217
American Funds Global Growth and Income Fund - Class 1	7,720	3,611
American Funds Global Growth Fund - Class 2	845,243	2,365,357
American Funds Global Growth Fund - Class 4	1,983,548	39,557
American Funds Global Small Capitalization Fund - Class 1	4,968	—
American Funds Global Small Capitalization Fund - Class 2	369,265	1,431,031
American Funds Global Small Capitalization Fund - Class 4	202,304	15,285
American Funds Growth Fund - Class 1	20,387	1,232
American Funds Growth Fund - Class 2	6,088,315	11,623,750
American Funds Growth Fund - Class 4	1,182,481	213,151
American Funds Growth-Income Fund - Class 1	34,610	4,294
American Funds Growth-Income Fund - Class 2	5,071,969	10,144,229
American Funds Growth-Income Fund - Class 4	871,546	217,652
American Funds High-Income Bond Fund - Class 1	8,972	—
American Funds International Fund - Class 1	5,678	13,475

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds International Fund - Class 2	$1,067,011	$5,735,446
American Funds International Fund - Class 4	566,138	102,549
American Funds International Growth and Income Fund - Class 1	7,910	—
American Funds Managed Risk Asset Allocation Fund - Class P1	134	46
American Funds Managed Risk Asset Allocation Fund - Class P2	4,040,419	1,960,929
American Funds Mortgage Fund - Class 4	72,275	50,696
American Funds New World Fund® - Class 1	4,146	2,607
American Funds New World Fund® - Class 4	450,645	34,345
BlackRock Global Allocation V.I. Fund - Class I	2,197	1,658
BlackRock Global Allocation V.I. Fund - Class III	4,429,002	8,997,794
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	46,130	3,881
ClearBridge Variable Aggressive Growth Portfolio - Class II	115,353	19,353
ClearBridge Variable Large Cap Growth Portfolio - Class II	891,082	31,951
ClearBridge Variable Mid Cap Portfolio - Class II	807,935	196,999
Columbia VP Commodity Strategy Fund - Class 2	8,494	—
Columbia VP Emerging Markets Bond Fund - Class 2	137,585	—
Columbia VP Strategic Income Fund - Class 2	128,538	1,420
Delaware VIP® Diversified Income Series - Service Class	21,483,932	7,101,250
Delaware VIP® Diversified Income Series - Standard Class	26,021	3,830
Delaware VIP® Emerging Markets Series - Service Class	1,302,859	4,535,030
Delaware VIP® High Yield Series - Service Class	471,344	1,255,571
Delaware VIP® High Yield Series - Standard Class	34,519	62,031
Delaware VIP® Limited-Term Diversified Income Series - Service Class	9,392,760	4,673,000
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	4,242	89
Delaware VIP® REIT Series - Service Class	2,792,201	1,687,050
Delaware VIP® REIT Series - Standard Class	94,570	81,692
Delaware VIP® Small Cap Value Series - Service Class	3,631,116	3,090,620
Delaware VIP® Small Cap Value Series - Standard Class	99,842	164,642
Delaware VIP® Smid Cap Core Series - Service Class	1,163,425	2,506,834
Delaware VIP® Smid Cap Core Series - Standard Class	98,022	174,581
Delaware VIP® U.S. Growth Series - Service Class	491,035	1,277,480
Delaware VIP® Value Series - Service Class	3,262,785	3,883,695
Delaware VIP® Value Series - Standard Class	17,878	20,895
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	604	170
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	471,244	372,513
Deutsche Equity 500 Index VIP Portfolio - Class A	93,936	371,846
Deutsche Small Cap Index VIP Portfolio - Class A	69,099	71,371
Eaton Vance VT Floating-Rate Income Fund - Initial Class	87,539	127,468
Fidelity® VIP Contrafund® Portfolio - Service Class 2	7,152,585	6,539,166
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	427,263	16,166
Fidelity® VIP Growth Portfolio - Initial Class	25,047	44,050
Fidelity® VIP Growth Portfolio - Service Class 2	4,336,869	4,000,956
Fidelity® VIP Mid Cap Portfolio - Service Class 2	4,781,770	5,244,164
Fidelity® VIP Strategic Income Portfolio - Service Class 2	470,419	94,647
First Trust Dorsey Wright Tactical Core Portfolio - Class I	288,568	9,884
First Trust Multi Income Allocation Portfolio - Class I	143,300	6,453
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5,500,592	109,360
Franklin Founding Funds Allocation VIP Fund - Class 4	33,858	12,388
Franklin Income VIP Fund - Class 2	3,048,178	4,647,950
Franklin Income VIP Fund - Class 4	1,720,140	281,512
Franklin Mutual Shares VIP Fund - Class 2	1,788,643	2,647,056
Franklin Mutual Shares VIP Fund - Class 4	810,781	158,840
Franklin Rising Dividends VIP Fund - Class 4	182,651	74,825
Franklin Small Cap Value VIP Fund - Class 4	38,748	21,396
Franklin Small-Mid Cap Growth VIP Fund - Class 4	239,313	85,074
Goldman Sachs VIT Government Money Market Fund - Service Shares	369,424	538,544
Goldman Sachs VIT Large Cap Value Fund - Service Shares	335,559	123,699
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	47,364	5,753
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	39,859	1,393
Guggenheim VT Long Short Equity	21,359	4,511
Guggenheim VT Multi-Hedge Strategies	6,921	27,514

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Hartford Capital Appreciation HLS Fund - Class IC	$89,532	$10,099
Invesco V.I. American Franchise Fund - Series I Shares	14,502	6,533
Invesco V.I. American Franchise Fund - Series II Shares	35,862	37,623
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	327,228	63,061
Invesco V.I. Comstock Fund - Series II Shares	28,420	12,104
Invesco V.I. Core Equity Fund - Series I Shares	8,039	23,931
Invesco V.I. Core Equity Fund - Series II Shares	61	1,012
Invesco V.I. Diversified Dividend Fund - Series II Shares	242,754	62,304
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	4,339,947	388,118
Invesco V.I. Equity and Income Fund - Series II Shares	288,272	66,542
Invesco V.I. International Growth Fund - Series I Shares	326	34,019
Invesco V.I. International Growth Fund - Series II Shares	792,872	372,041
Ivy VIP Asset Strategy Portfolio	31,670	51,285
Ivy VIP Energy Portfolio	126,050	8,294
Ivy VIP High Income Portfolio	117,595	136,892
Ivy VIP Micro Cap Growth Portfolio	145,171	5,215
Ivy VIP Mid Cap Growth Portfolio	58,927	11,402
Ivy VIP Science and Technology Portfolio	341,991	24,141
Janus Henderson Balanced Portfolio - Service Shares	45,937	23,560
Janus Henderson Enterprise Portfolio - Service Shares	39,866	82,599
Janus Henderson Global Research Portfolio - Service Shares	92	760
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	3,294,374	194,169
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	16,374	58,654
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	70,034	44,018
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	1,728	249,551
Lincoln iShares® Global Growth Allocation Fund - Standard Class	65,804	268
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	596,104	13,416
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	33,210	19,279
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	8,864	10,753
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	398,690	270,923
LVIP American Balanced Allocation Fund - Service Class	1,172,862	350,830
LVIP American Balanced Allocation Fund - Standard Class	354	48
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	12,363,192	5,309,578
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	429,758	140,354
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	162	44
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	2,786,914	1,473,411
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	14,985	25,617
LVIP American Global Growth Fund - Service Class II	2,360,686	973,907
LVIP American Global Small Capitalization Fund - Service Class II	790,535	528,298
LVIP American Growth Allocation Fund - Service Class	97,085	20,333
LVIP American Growth Fund - Service Class II	9,603,406	2,665,329
LVIP American Growth-Income Fund - Service Class II	8,789,393	2,200,234
LVIP American Income Allocation Fund - Standard Class	—	56,556
LVIP American International Fund - Service Class II	2,650,607	1,380,388
LVIP American Preservation Fund - Service Class	36,307	33,542
LVIP Baron Growth Opportunities Fund - Service Class	2,009,344	1,815,480
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	8,861,691	5,303,371
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	9,037,736	9,627,817
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	8,171,666	1,622,098
LVIP BlackRock Inflation Protected Bond Fund - Service Class	8,362,915	3,678,747
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,733	243
LVIP BlackRock Multi-Asset Income Fund - Service Class	139,026	12,890
LVIP BlackRock Scientific Allocation Fund - Service Class	75,580	9,674
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	12,817,516	1,699,415
LVIP Blended Core Equity Managed Volatility Fund - Service Class	4,493,571	2,840,970
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	141	413
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	8,830,277	4,858,814
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	92,582	26,087
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,489,246	5,098,925
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	774	507
LVIP Clarion Global Real Estate Fund - Service Class	942,179	1,084,245

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	$3,882,659	$981,201
LVIP Delaware Bond Fund - Service Class	34,943,099	15,512,814
LVIP Delaware Bond Fund - Standard Class	366,568	720,941
LVIP Delaware Diversified Floating Rate Fund - Service Class	10,359,417	2,714,011
LVIP Delaware Diversified Floating Rate Fund - Standard Class	12,932	293
LVIP Delaware Social Awareness Fund - Service Class	969,489	900,306
LVIP Delaware Social Awareness Fund - Standard Class	35,808	68,648
LVIP Delaware Special Opportunities Fund - Service Class	1,357,331	943,913
LVIP Delaware Wealth Builder Fund - Service Class	241,724	348,025
LVIP Delaware Wealth Builder Fund - Standard Class	11,367	20,098
LVIP Dimensional International Core Equity Fund - Service Class	1,660,149	358,844
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	6,153,459	2,289,659
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	1,987,327	653,788
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	962	466
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	1,935,705	106,603
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	13,475,841	3,760,497
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	11,913,522	1,871,531
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	531	79
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	4,895,346	7,374,291
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	684,550	164,459
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	5,225,251	2,248,031
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	493	91
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	11,641,608	20,403,390
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	5,542	14,106
LVIP Global Growth Allocation Managed Risk Fund - Service Class	19,395,742	55,697,486
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	175	44
LVIP Global Income Fund - Service Class	4,081,245	2,029,237
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	18,098,749	54,995,460
LVIP Goldman Sachs Income Builder Fund - Service Class	351,145	141,745
LVIP Government Money Market Fund - Service Class	10,136,072	19,764,982
LVIP Government Money Market Fund - Standard Class	280,563	395,321
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	8,575,305	2,161,254
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	1,385,598	670,641
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	229	320
LVIP JPMorgan High Yield Fund - Service Class	2,896,643	2,159,414
LVIP JPMorgan Retirement Income Fund - Service Class	221,164	12,031
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	7,155,487	4,134,562
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	14,115	238
LVIP Managed Risk Profile 2010 Fund - Service Class	8,024	72,345
LVIP Managed Risk Profile 2020 Fund - Service Class	14,012	51,399
LVIP Managed Risk Profile 2030 Fund - Service Class	2,155	100,264
LVIP Managed Risk Profile 2040 Fund - Service Class	1,028	6,991
LVIP MFS International Equity Managed Volatility Fund - Service Class	5,822,888	2,370,691
LVIP MFS International Growth Fund - Service Class	1,472,089	1,191,551
LVIP MFS Value Fund - Service Class	6,417,663	4,576,811
LVIP Mondrian International Value Fund - Service Class	889,898	2,197,211
LVIP Mondrian International Value Fund - Standard Class	35,759	104,375
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	595,705	392,251
LVIP PIMCO Low Duration Bond Fund - Service Class	9,688,288	8,121,815
LVIP PIMCO Low Duration Bond Fund - Standard Class	1,247	1,384
LVIP Select Core Equity Managed Volatility Fund - Service Class	2,990,379	5,417,865
LVIP Select Core Equity Managed Volatility Fund - Standard Class	217	313
LVIP SSGA Bond Index Fund - Service Class	8,287,682	4,603,236
LVIP SSGA Bond Index Fund - Standard Class	10,336	6,344
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,528,595	1,707,897
LVIP SSGA Conservative Structured Allocation Fund - Service Class	1,841,892	1,041,612
LVIP SSGA Developed International 150 Fund - Service Class	1,088,864	1,638,368
LVIP SSGA Emerging Markets 100 Fund - Service Class	1,165,150	1,470,772
LVIP SSGA Emerging Markets 100 Fund - Standard Class	391	92
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	6,249,246	11,431,734
LVIP SSGA International Index Fund - Service Class	1,713,214	2,089,701

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA International Managed Volatility Fund - Service Class	$3,098,566	$3,837,767
LVIP SSGA International Managed Volatility Fund - Standard Class	—	1,813
LVIP SSGA Large Cap 100 Fund - Service Class	5,070,932	4,908,369
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	8,134,445	3,332,413
LVIP SSGA Mid-Cap Index Fund - Service Class	1,695,657	141,176
LVIP SSGA Moderate Index Allocation Fund - Service Class	6,562,450	1,984,920
LVIP SSGA Moderate Structured Allocation Fund - Service Class	6,843,474	6,306,398
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	2,821,467	3,576,050
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	7,081,414	2,513,728
LVIP SSGA S&P 500 Index Fund - Service Class	11,996,489	7,739,631
LVIP SSGA S&P 500 Index Fund - Standard Class	37,517	375,226
LVIP SSGA Small-Cap Index Fund - Service Class	3,028,861	2,082,582
LVIP SSGA Small-Cap Index Fund - Standard Class	—	1,556
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	2,747,517	777,217
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	8,520	2,095
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	8,356,148	2,486,955
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	5,109	2,169
LVIP T. Rowe Price Growth Stock Fund - Service Class	3,426,863	3,322,449
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1,793,556	1,163,161
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	4,103	14,234
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	9,368,411	4,085,722
LVIP Vanguard Domestic Equity ETF Fund - Service Class	3,057,487	860,297
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	3,036
LVIP Vanguard International Equity ETF Fund - Service Class	2,268,980	892,408
LVIP Wellington Capital Growth Fund - Service Class	1,225,131	1,415,278
LVIP Wellington Mid-Cap Value Fund - Service Class	1,889,980	1,236,559
LVIP Western Asset Core Bond Fund - Service Class	6,736,242	3,459,544
MFS® VIT Growth Series - Initial Class	2,654	10,471
MFS® VIT Growth Series - Service Class	3,570,807	2,727,958
MFS® VIT Total Return Series - Initial Class	23,199	157,006
MFS® VIT Total Return Series - Service Class	3,250,768	758,766
MFS® VIT Utilities Series - Initial Class	9,648	99,684
MFS® VIT Utilities Series - Service Class	1,305,699	1,903,492
MFS® VIT II Core Equity Portfolio - Service Class	1,434	10,885
MFS® VIT II International Value Portfolio - Service Class	474,421	224,861
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	155,203	14,907
Morgan Stanley VIF Growth Portfolio - Class II	2,411	4,286
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	94,286	602,161
Oppenheimer Global Fund/VA Service Shares	1,801	40,460
Oppenheimer International Growth Fund/VA Service Shares	153,361	25,442
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	159,509	45,895
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	110,140	2,836
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	716,565	179,301
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	132,130	5,295
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	11,306	9,997
Putnam VT Absolute Return 500 Fund - Class IB	26,614	1,663
Putnam VT Equity Income Fund - Class IB	15,537	1,139
Putnam VT George Putnam Balanced Fund - Class IB	1,497,889	31,622
Putnam VT Global Health Care Fund - Class IB	72,907	6,355
Putnam VT Growth & Income Fund - Class IB	2,106	16,297
Putnam VT Income Fund - Class IB	129,727	52,423
QS Variable Conservative Growth - Class II	170,984	17,620
Rational Dividend Capture VA Fund	3,451	688
SEI VP Market Plus Strategy Fund - Class III	24	81
Templeton Foreign VIP Fund - Class 4	32,080	3,084
Templeton Global Bond VIP Fund - Class 2	745,857	1,269,641
Templeton Global Bond VIP Fund - Class 4	245,143	49,383
Templeton Growth VIP Fund - Class 2	145,892	530,521
VanEck VIP Global Hard Assets Fund - Class S Shares	53,843	2,120
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	351,335	15,482
Virtus Rampart Equity Trend Series - Class A Shares	417	174

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2017:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	81,963	$29.25	$2,397,405	$1,637,500
AB VPS Large Cap Growth Portfolio - Class B	6,547	53.70	351,562	304,673
AB VPS Small/Mid Cap Value Portfolio - Class B	496,967	21.48	10,674,850	9,261,505
ALPS/Alerian Energy Infrastructure Portfolio - Class III	24,905	9.53	237,342	255,576
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	6,900	13.50	93,144	86,546
ALPS/Stadion Core ETF Portfolio - Class III	52,584	12.09	635,738	613,355
ALPS/Stadion Tactical Growth Portfolio - Class III	13,626	11.59	157,925	134,967
American Century VP Balanced Fund - Class II	521,710	7.53	3,928,474	3,801,498
American Century VP Large Company Value Fund - Class II	14,906	16.00	238,500	229,317
American Funds Asset Allocation Fund - Class 1	197	23.71	4,668	4,240
American Funds Asset Allocation Fund - Class 4	289,326	23.40	6,770,234	6,252,511
American Funds Blue Chip Income and Growth Fund - Class 1	7,136	14.96	106,753	101,405
American Funds Blue Chip Income and Growth Fund - Class 4	62,077	14.77	916,871	847,255
American Funds Bond Fund - Class 1	3,655	10.82	39,544	40,556
American Funds Capital Income Builder® - Class 1	2,183	10.40	22,700	21,622
American Funds Capital Income Builder® - Class 4	132,634	10.38	1,376,737	1,309,355
American Funds Global Bond Fund - Class 1	3,171	11.88	37,672	37,075
American Funds Global Growth and Income Fund - Class 1	4,267	15.81	67,467	56,348
American Funds Global Growth Fund - Class 2	410,915	30.24	12,426,067	9,730,224
American Funds Global Growth Fund - Class 4	92,246	30.13	2,779,386	2,373,227
American Funds Global Small Capitalization Fund - Class 1	761	25.38	19,309	17,849
American Funds Global Small Capitalization Fund - Class 2	360,570	24.72	8,913,274	7,462,870
American Funds Global Small Capitalization Fund - Class 4	18,955	24.91	472,167	437,997
American Funds Growth Fund - Class 1	875	77.85	68,125	61,943
American Funds Growth Fund - Class 2	765,370	77.35	59,201,376	47,002,103
American Funds Growth Fund - Class 4	54,462	76.56	4,169,642	3,731,429
American Funds Growth-Income Fund - Class 1	2,710	50.22	136,117	130,124
American Funds Growth-Income Fund - Class 2	1,237,688	49.71	61,525,468	50,391,005
American Funds Growth-Income Fund - Class 4	64,658	49.31	3,188,268	3,006,861
American Funds High-Income Bond Fund - Class 1	2,602	10.19	26,517	27,094
American Funds International Fund - Class 1	4,731	21.71	102,718	94,736
American Funds International Fund - Class 2	1,078,602	21.63	23,330,164	19,652,232
American Funds International Fund - Class 4	105,079	21.42	2,250,793	1,933,764
American Funds International Growth and Income Fund - Class 1	1,558	17.72	27,609	25,244
American Funds Managed Risk Asset Allocation Fund - Class P1	605	13.59	8,220	7,138
American Funds Managed Risk Asset Allocation Fund - Class P2	948,933	13.55	12,858,045	11,499,635
American Funds Mortgage Fund - Class 4	30,318	10.38	314,702	322,281
American Funds New World Fund® - Class 1	1,453	25.30	36,751	30,777
American Funds New World Fund® - Class 4	54,115	24.99	1,352,324	1,122,125
BlackRock Global Allocation V.I. Fund - Class I	1,844	17.26	31,825	30,408
BlackRock Global Allocation V.I. Fund - Class III	3,863,809	14.84	57,338,928	55,179,228
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	12,084	11.10	134,127	129,765
ClearBridge Variable Aggressive Growth Portfolio - Class II	13,803	26.78	369,637	371,367
ClearBridge Variable Large Cap Growth Portfolio - Class II	34,989	24.58	860,025	859,983
ClearBridge Variable Mid Cap Portfolio - Class II	86,954	20.12	1,749,515	1,667,774
Columbia VP Commodity Strategy Fund - Class 2	1,455	6.00	8,727	8,494
Columbia VP Emerging Markets Bond Fund - Class 2	13,538	10.15	137,414	137,585
Columbia VP Strategic Income Fund - Class 2	31,205	4.14	129,189	127,132
Delaware VIP® Diversified Income Series - Service Class	9,360,843	10.46	97,914,414	98,306,277
Delaware VIP® Diversified Income Series - Standard Class	10,631	10.54	112,048	113,110
Delaware VIP® Emerging Markets Series - Service Class	669,984	24.97	16,729,502	12,888,446
Delaware VIP® High Yield Series - Service Class	1,204,802	5.18	6,240,871	6,521,253
Delaware VIP® High Yield Series - Standard Class	68,286	5.20	355,086	350,854
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,415,910	9.76	43,099,279	43,556,984
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	1,772	9.83	17,419	17,510
Delaware VIP® REIT Series - Service Class	800,308	13.46	10,772,149	10,731,493
Delaware VIP® REIT Series - Standard Class	39,791	13.49	536,782	527,236
Delaware VIP® Small Cap Value Series - Service Class	500,706	42.52	21,290,016	17,387,282

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Delaware VIP® Small Cap Value Series - Standard Class	16,882	$42.73	$721,370	$641,599
Delaware VIP® Smid Cap Core Series - Service Class	352,216	29.41	10,358,673	9,059,624
Delaware VIP® Smid Cap Core Series - Standard Class	13,201	30.98	408,977	327,174
Delaware VIP® U.S. Growth Series - Service Class	593,459	11.00	6,528,045	5,885,569
Delaware VIP® Value Series - Service Class	401,624	31.46	12,635,077	10,427,526
Delaware VIP® Value Series - Standard Class	2,713	31.57	85,649	77,863
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	1,283	13.61	17,459	17,226
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	343,455	13.59	4,667,551	4,584,987
Deutsche Equity 500 Index VIP Portfolio - Class A	48,774	22.19	1,082,305	763,584
Deutsche Small Cap Index VIP Portfolio - Class A	19,594	18.29	358,371	278,835
Eaton Vance VT Floating-Rate Income Fund - Initial Class	42,535	9.27	394,299	391,626
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,357,744	37.05	50,304,401	40,200,033
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	31,723	13.48	427,631	411,576
Fidelity® VIP Growth Portfolio - Initial Class	3,430	74.05	253,987	236,312
Fidelity® VIP Growth Portfolio - Service Class 2	143,090	72.86	10,425,499	8,171,106
Fidelity® VIP Mid Cap Portfolio - Service Class 2	989,315	37.79	37,386,214	31,419,790
Fidelity® VIP Strategic Income Portfolio - Service Class 2	75,679	11.40	862,737	855,608
First Trust Dorsey Wright Tactical Core Portfolio - Class I	27,558	11.41	314,442	302,675
First Trust Multi Income Allocation Portfolio - Class I	26,327	10.89	286,698	282,221
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	555,039	13.73	7,620,691	7,332,173
Franklin Founding Funds Allocation VIP Fund - Class 4	70,695	7.53	532,332	524,235
Franklin Income VIP Fund - Class 2	1,871,662	16.17	30,264,772	28,400,425
Franklin Income VIP Fund - Class 4	164,484	16.53	2,718,914	2,572,165
Franklin Mutual Shares VIP Fund - Class 2	855,255	20.36	17,412,987	16,058,481
Franklin Mutual Shares VIP Fund - Class 4	41,014	20.53	842,020	852,058
Franklin Rising Dividends VIP Fund - Class 4	28,015	28.54	799,543	728,032
Franklin Small Cap Value VIP Fund - Class 4	7,426	20.22	150,154	144,250
Franklin Small-Mid Cap Growth VIP Fund - Class 4	20,688	18.47	382,104	360,385
Goldman Sachs VIT Government Money Market Fund - Service Shares	670,815	1.00	670,815	670,815
Goldman Sachs VIT Large Cap Value Fund - Service Shares	172,046	9.06	1,558,734	1,727,672
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	22,869	9.36	214,057	220,422
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	11,541	8.84	102,024	107,404
Guggenheim VT Long Short Equity	16,116	17.59	283,488	244,673
Guggenheim VT Multi-Hedge Strategies	6,088	24.83	151,177	145,908
Hartford Capital Appreciation HLS Fund - Class IC	9,833	47.76	469,604	457,499
Invesco V.I. American Franchise Fund - Series I Shares	1,584	62.97	99,766	67,113
Invesco V.I. American Franchise Fund - Series II Shares	304	60.80	18,493	15,328
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	71,578	11.17	799,527	785,320
Invesco V.I. Comstock Fund - Series II Shares	4,943	20.54	101,520	90,911
Invesco V.I. Core Equity Fund - Series I Shares	3,431	36.72	125,990	97,743
Invesco V.I. Diversified Dividend Fund - Series II Shares	25,994	27.01	702,099	654,128
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	261,329	19.35	5,056,713	4,735,079
Invesco V.I. Equity and Income Fund - Series II Shares	36,048	18.95	683,117	664,613
Invesco V.I. International Growth Fund - Series I Shares	199	39.89	7,955	7,551
Invesco V.I. International Growth Fund - Series II Shares	53,236	39.33	2,093,762	1,856,269
Ivy VIP Asset Strategy Portfolio	48,910	9.37	458,177	463,337
Ivy VIP Energy Portfolio	31,413	5.87	184,357	192,307
Ivy VIP High Income Portfolio	199,143	3.64	724,364	691,053
Ivy VIP Micro Cap Growth Portfolio	11,228	22.42	251,735	227,055
Ivy VIP Mid Cap Growth Portfolio	25,417	11.61	295,064	257,076
Ivy VIP Science and Technology Portfolio	26,839	27.04	725,661	652,125
Janus Henderson Balanced Portfolio - Service Shares	21,630	37.09	802,247	615,189
Janus Henderson Enterprise Portfolio - Service Shares	5,234	66.67	348,970	215,266
Janus Henderson Global Research Portfolio - Service Shares	263	50.17	13,213	7,312
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	286,989	10.82	3,105,219	3,097,739
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	15,497	16.55	256,472	230,170
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	14,873	10.62	157,946	151,419
Lincoln iShares® Global Growth Allocation Fund - Standard Class	5,968	11.40	68,051	65,546
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	74,291	12.38	919,722	909,555
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	6,814	28.18	192,032	161,169
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	4,349	18.86	82,026	78,500

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	52,698	$14.38	$757,799	$777,439
LVIP American Balanced Allocation Fund - Service Class	306,523	12.99	3,982,036	3,798,389
LVIP American Balanced Allocation Fund - Standard Class	598	13.00	7,768	7,871
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,087,369	13.80	28,797,346	25,129,705
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	250,249	11.81	2,955,947	2,804,407
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	650	11.82	7,685	7,154
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	907,694	12.59	11,426,961	10,427,282
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	19,142	12.59	241,075	205,518
LVIP American Global Growth Fund - Service Class II	359,919	19.41	6,986,035	6,067,026
LVIP American Global Small Capitalization Fund - Service Class II	207,371	15.56	3,226,896	2,879,878
LVIP American Growth Allocation Fund - Service Class	68,474	13.62	932,892	852,609
LVIP American Growth Fund - Service Class II	1,200,654	20.74	24,895,552	21,427,365
LVIP American Growth-Income Fund - Service Class II	1,118,627	20.37	22,783,075	20,015,680
LVIP American International Fund - Service Class II	592,139	15.49	9,169,866	7,964,642
LVIP American Preservation Fund - Service Class	11,417	9.80	111,862	113,086
LVIP Baron Growth Opportunities Fund - Service Class	236,188	49.07	11,589,485	9,340,415
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	3,281,033	20.88	68,511,259	57,452,014
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	8,127,514	10.72	87,143,208	83,034,277
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	1,468,016	11.39	16,717,768	15,482,859
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,416,794	10.18	55,164,632	57,366,207
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	3,489	10.21	35,617	35,610
LVIP BlackRock Multi-Asset Income Fund - Service Class	45,587	9.59	436,948	435,855
LVIP BlackRock Scientific Allocation Fund - Service Class	4,109	15.58	63,995	66,168
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,857,318	11.72	21,764,048	20,105,948
LVIP Blended Core Equity Managed Volatility Fund - Service Class	1,755,030	12.74	22,357,328	18,670,720
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	377	12.74	4,799	3,930
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,205,635	37.29	44,960,537	37,243,878
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	5,026	37.98	190,890	144,463
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2,778,171	14.54	40,400,157	33,828,283
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	313	14.96	4,685	3,734
LVIP Clarion Global Real Estate Fund - Service Class	727,533	9.49	6,903,559	6,122,954
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	940,964	10.61	9,983,630	9,134,384
LVIP Delaware Bond Fund - Service Class	12,268,490	13.61	166,925,080	170,027,566
LVIP Delaware Bond Fund - Standard Class	318,882	13.61	4,339,025	4,363,533
LVIP Delaware Diversified Floating Rate Fund - Service Class	4,804,687	10.16	48,825,228	48,511,545
LVIP Delaware Diversified Floating Rate Fund - Standard Class	5,677	10.19	57,848	57,116
LVIP Delaware Social Awareness Fund - Service Class	98,860	38.94	3,849,887	3,624,957
LVIP Delaware Social Awareness Fund - Standard Class	8,169	39.13	319,668	266,911
LVIP Delaware Special Opportunities Fund - Service Class	93,111	41.32	3,847,714	3,609,329
LVIP Delaware Wealth Builder Fund - Service Class	117,406	14.71	1,726,813	1,578,951
LVIP Delaware Wealth Builder Fund - Standard Class	10,608	14.72	156,176	147,890
LVIP Dimensional International Core Equity Fund - Service Class	180,481	11.49	2,074,266	1,904,459
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,993,367	10.82	21,562,248	19,253,466
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	117,300	31.86	3,737,282	3,601,233
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	146	32.02	4,669	4,451
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	197,309	12.63	2,492,806	2,248,919
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,988,864	15.28	45,669,849	40,021,329
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	4,576,342	10.52	48,138,541	48,368,029
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	456	10.52	4,793	4,821
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,716,140	35.98	61,738,128	55,314,453
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	68,000	10.26	697,474	692,362
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	2,446,616	10.67	26,100,485	24,522,887
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	1,386	10.67	14,781	14,704
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,948,892	14.29	99,327,463	93,722,151
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	13,332	14.30	190,660	191,116
LVIP Global Growth Allocation Managed Risk Fund - Service Class	28,744,248	14.76	424,351,326	374,633,433
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	535	14.77	7,897	7,064
LVIP Global Income Fund - Service Class	3,087,741	11.28	34,842,068	35,148,577
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	26,892,476	15.10	406,076,396	364,349,863
LVIP Goldman Sachs Income Builder Fund - Service Class	25,035	10.11	253,157	249,213
LVIP Government Money Market Fund - Service Class	1,280,862	10.00	12,808,629	12,808,628

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Government Money Market Fund - Standard Class	90,589	$10.00	$905,890	$905,890
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,602,809	11.28	29,364,895	26,878,073
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	751,046	11.37	8,535,640	7,596,183
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	424	11.37	4,823	4,306
LVIP JPMorgan High Yield Fund - Service Class	889,950	10.80	9,611,464	9,784,680
LVIP JPMorgan Retirement Income Fund - Service Class	14,577	14.16	206,421	210,396
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,728,915	17.61	48,042,544	40,625,455
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2,849	17.74	50,533	44,216
LVIP Managed Risk Profile 2010 Fund - Service Class	24,210	11.90	287,981	248,635
LVIP Managed Risk Profile 2020 Fund - Service Class	19,926	11.91	237,243	182,018
LVIP Managed Risk Profile 2030 Fund - Service Class	5,076	11.84	60,095	47,721
LVIP Managed Risk Profile 2040 Fund - Service Class	2,532	11.37	28,795	29,782
LVIP MFS International Equity Managed Volatility Fund - Service Class	2,130,118	11.55	24,598,606	21,166,967
LVIP MFS International Growth Fund - Service Class	430,955	17.90	7,713,666	6,066,585
LVIP MFS Value Fund - Service Class	586,373	43.06	25,248,636	19,584,867
LVIP Mondrian International Value Fund - Service Class	605,994	18.02	10,920,621	10,159,200
LVIP Mondrian International Value Fund - Standard Class	50,997	18.03	919,523	847,044
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	252,612	11.10	2,804,755	2,473,179
LVIP PIMCO Low Duration Bond Fund - Service Class	3,186,944	10.01	31,898,125	32,042,280
LVIP PIMCO Low Duration Bond Fund - Standard Class	461	10.01	4,609	4,639
LVIP Select Core Equity Managed Volatility Fund - Service Class	2,762,150	13.48	37,231,023	32,208,132
LVIP Select Core Equity Managed Volatility Fund - Standard Class	356	13.49	4,804	4,214
LVIP SSGA Bond Index Fund - Service Class	4,660,718	11.23	52,358,511	52,898,544
LVIP SSGA Bond Index Fund - Standard Class	7,586	11.23	85,202	87,015
LVIP SSGA Conservative Index Allocation Fund - Service Class	555,824	13.09	7,273,506	6,716,005
LVIP SSGA Conservative Structured Allocation Fund - Service Class	873,854	12.05	10,530,817	9,969,389
LVIP SSGA Developed International 150 Fund - Service Class	782,509	9.39	7,350,889	6,582,058
LVIP SSGA Emerging Markets 100 Fund - Service Class	818,179	9.93	8,120,428	7,814,753
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,535	9.92	15,229	14,634
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	5,602,433	12.39	69,425,350	64,033,080
LVIP SSGA International Index Fund - Service Class	1,257,649	9.91	12,460,785	10,523,890
LVIP SSGA International Managed Volatility Fund - Service Class	2,767,984	10.00	27,682,611	23,818,718
LVIP SSGA Large Cap 100 Fund - Service Class	1,217,335	13.90	16,914,871	15,944,952
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	2,393,264	13.79	33,007,897	27,955,098
LVIP SSGA Mid-Cap Index Fund - Service Class	127,906	13.05	1,669,563	1,561,761
LVIP SSGA Moderate Index Allocation Fund - Service Class	1,825,295	14.65	26,746,049	23,804,583
LVIP SSGA Moderate Structured Allocation Fund - Service Class	4,231,818	13.15	55,665,334	50,058,947
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	885,655	15.16	13,430,070	11,401,919
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,074,820	13.64	28,292,252	25,656,495
LVIP SSGA S&P 500 Index Fund - Service Class	3,536,862	18.38	65,000,459	47,738,448
LVIP SSGA S&P 500 Index Fund - Standard Class	77,098	18.39	1,417,441	915,210
LVIP SSGA Small-Cap Index Fund - Service Class	550,160	31.72	17,448,325	13,417,684
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	594,172	13.45	7,989,831	7,875,594
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	2,329	13.46	31,357	33,048
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	2,593,726	13.27	34,418,746	29,553,631
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	1,415	13.28	18,782	16,194
LVIP T. Rowe Price Growth Stock Fund - Service Class	476,260	42.74	20,353,459	14,011,455
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	326,452	25.07	8,183,512	6,349,119
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	4,632	25.97	120,294	93,433
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	4,040,269	10.96	44,277,312	39,660,633
LVIP Vanguard Domestic Equity ETF Fund - Service Class	665,531	18.79	12,504,668	9,423,140
LVIP Vanguard International Equity ETF Fund - Service Class	606,489	11.59	7,026,171	6,015,227
LVIP Wellington Capital Growth Fund - Service Class	125,413	44.73	5,609,837	4,321,139
LVIP Wellington Mid-Cap Value Fund - Service Class	236,560	27.78	6,571,638	4,936,410
LVIP Western Asset Core Bond Fund - Service Class	330,730	9.87	3,262,984	3,282,149
MFS® VIT Growth Series - Initial Class	1,458	48.90	71,314	67,370
MFS® VIT Growth Series - Service Class	117,555	47.27	5,556,803	4,917,544
MFS® VIT Total Return Series - Initial Class	10,885	24.70	268,852	268,044
MFS® VIT Total Return Series - Service Class	175,131	24.28	4,252,185	4,122,910
MFS® VIT Utilities Series - Initial Class	8,414	29.50	248,205	254,387
MFS® VIT Utilities Series - Service Class	405,578	28.98	11,753,663	11,275,981

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
MFS® VIT II Core Equity Portfolio - Service Class	914	$24.96	$22,814	$21,188
MFS® VIT II International Value Portfolio - Service Class	55,824	27.80	1,551,920	1,321,055
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	36,156	7.85	283,822	286,221
Morgan Stanley VIF Growth Portfolio - Class II	945	30.89	29,187	23,508
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	106,937	19.58	2,093,816	1,545,704
Oppenheimer Global Fund/VA Service Shares	5,499	46.88	257,804	175,287
Oppenheimer International Growth Fund/VA Service Shares	171,392	2.70	462,758	404,567
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	9,161	25.42	232,872	215,315
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	26,076	8.88	231,552	231,941
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	510,174	7.24	3,693,663	5,653,755
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	14,522	13.14	190,821	185,631
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	44,027	10.54	464,041	454,850
Putnam VT Absolute Return 500 Fund - Class IB	9,017	10.73	96,753	92,833
Putnam VT Equity Income Fund - Class IB	613	26.69	16,368	14,460
Putnam VT George Putnam Balanced Fund - Class IB	131,098	11.78	1,544,337	1,471,081
Putnam VT Global Health Care Fund - Class IB	21,080	16.44	346,557	347,680
Putnam VT Income Fund - Class IB	31,956	11.01	351,836	351,526
QS Variable Conservative Growth - Class II	9,610	14.62	140,500	153,745
Rational Dividend Capture VA Fund	2,561	11.78	30,164	28,329
SEI VP Market Plus Strategy Fund - Class III	158	11.75	1,858	1,583
Templeton Foreign VIP Fund - Class 4	12,705	15.71	199,598	178,794
Templeton Global Bond VIP Fund - Class 2	436,884	16.51	7,212,949	7,535,904
Templeton Global Bond VIP Fund - Class 4	59,104	16.87	997,086	974,127
Templeton Growth VIP Fund - Class 2	127,267	15.97	2,032,452	1,694,948
VanEck VIP Global Hard Assets Fund - Class S Shares	4,722	22.87	107,992	102,458
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	58,172	9.34	543,328	543,831
Virtus Rampart Equity Trend Series - Class A Shares	1,319	13.25	17,477	17,090

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2017, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	30,559	(26,274)	4,285
AB VPS Large Cap Growth Portfolio - Class B	4,918	(7,482)	(2,564)
AB VPS Small/Mid Cap Value Portfolio - Class B	44,155	(57,907)	(13,752)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	13,914	(388)	13,526
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	4,136	(651)	3,485
ALPS/Stadion Core ETF Portfolio - Class III	58,254	(3,198)	55,056
ALPS/Stadion Tactical Growth Portfolio - Class III	9,817	(4,011)	5,806
American Century VP Balanced Fund - Class II	282,798	(67,495)	215,303
American Century VP Large Company Value Fund - Class II	26,476	(3,772)	22,704
American Funds Asset Allocation Fund - Class 1	44	(7)	37
American Funds Asset Allocation Fund - Class 4	172,929	(29,681)	143,248
American Funds Blue Chip Income and Growth Fund - Class 1	283	(688)	(405)
American Funds Blue Chip Income and Growth Fund - Class 4	18,625	(2,861)	15,764
American Funds Bond Fund - Class 1	746	(8)	738
American Funds Capital Income Builder® - Class 1	—	(129)	(129)
American Funds Capital Income Builder® - Class 4	24,970	(15,737)	9,233
American Funds Global Bond Fund - Class 1	965	(15)	950
American Funds Global Growth and Income Fund - Class 1	322	(195)	127
American Funds Global Growth Fund - Class 2	17,732	(87,923)	(70,191)
American Funds Global Growth Fund - Class 4	164,290	(1,423)	162,867
American Funds Global Small Capitalization Fund - Class 1	212	—	212
American Funds Global Small Capitalization Fund - Class 2	15,482	(56,763)	(41,281)
American Funds Global Small Capitalization Fund - Class 4	17,781	(932)	16,849
American Funds Growth Fund - Class 1	487	(35)	452
American Funds Growth Fund - Class 2	10,802	(402,514)	(391,712)
American Funds Growth Fund - Class 4	62,514	(12,725)	49,789
American Funds Growth-Income Fund - Class 1	896	(161)	735

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth-Income Fund - Class 2	23,663	(404,411)	(380,748)
American Funds Growth-Income Fund - Class 4	55,993	(17,371)	38,622
American Funds High-Income Bond Fund - Class 1	568	—	568
American Funds International Fund - Class 1	185	(805)	(620)
American Funds International Fund - Class 2	31,088	(267,402)	(236,314)
American Funds International Fund - Class 4	49,457	(8,484)	40,973
American Funds International Growth and Income Fund - Class 1	582	—	582
American Funds Managed Risk Asset Allocation Fund - Class P2	288,971	(137,083)	151,888
American Funds Mortgage Fund - Class 4	6,498	(4,552)	1,946
American Funds New World Fund® - Class 1	323	(220)	103
American Funds New World Fund® - Class 4	42,472	(2,239)	40,233
BlackRock Global Allocation V.I. Fund - Class I	91	(89)	2
BlackRock Global Allocation V.I. Fund - Class III	213,749	(537,377)	(323,628)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	4,066	(234)	3,832
ClearBridge Variable Aggressive Growth Portfolio - Class II	7,972	(1,443)	6,529
ClearBridge Variable Large Cap Growth Portfolio - Class II	82,376	(2,797)	79,579
ClearBridge Variable Mid Cap Portfolio - Class II	60,122	(15,558)	44,564
Columbia VP Commodity Strategy Fund - Class 2	834	—	834
Columbia VP Emerging Markets Bond Fund - Class 2	12,707	—	12,707
Columbia VP Strategic Income Fund - Class 2	12,404	(31)	12,373
Delaware VIP® Diversified Income Series - Service Class	1,328,036	(433,258)	894,778
Delaware VIP® Diversified Income Series - Standard Class	1,618	(246)	1,372
Delaware VIP® Emerging Markets Series - Service Class	67,658	(214,976)	(147,318)
Delaware VIP® High Yield Series - Service Class	5,677	(57,238)	(51,561)
Delaware VIP® High Yield Series - Standard Class	516	(2,465)	(1,949)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	810,932	(401,859)	409,073
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	334	—	334
Delaware VIP® REIT Series - Service Class	58,377	(61,612)	(3,235)
Delaware VIP® REIT Series - Standard Class	109	(1,703)	(1,594)
Delaware VIP® Small Cap Value Series - Service Class	117,701	(98,416)	19,285
Delaware VIP® Small Cap Value Series - Standard Class	1,491	(3,257)	(1,766)
Delaware VIP® Smid Cap Core Series - Service Class	17,676	(83,193)	(65,517)
Delaware VIP® Smid Cap Core Series - Standard Class	2,780	(7,007)	(4,227)
Delaware VIP® U.S. Growth Series - Service Class	20,569	(57,585)	(37,016)
Delaware VIP® Value Series - Service Class	116,191	(167,234)	(51,043)
Delaware VIP® Value Series - Standard Class	510	(884)	(374)
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	17	(5)	12
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	31,902	(26,053)	5,849
Deutsche Equity 500 Index VIP Portfolio - Class A	506	(15,260)	(14,754)
Deutsche Small Cap Index VIP Portfolio - Class A	1,607	(1,996)	(389)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	7,330	(11,961)	(4,631)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	178,256	(234,582)	(56,326)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	38,976	(1,238)	37,738
Fidelity® VIP Growth Portfolio - Initial Class	435	(2,484)	(2,049)
Fidelity® VIP Growth Portfolio - Service Class 2	165,381	(181,679)	(16,298)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	141,064	(200,917)	(59,853)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	41,871	(8,408)	33,463
First Trust Dorsey Wright Tactical Core Portfolio - Class I	26,622	(721)	25,901
First Trust Multi Income Allocation Portfolio - Class I	12,465	(329)	12,136
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	434,359	(5,737)	428,622
Franklin Founding Funds Allocation VIP Fund - Class 4	5	(625)	(620)
Franklin Income VIP Fund - Class 2	119,500	(263,856)	(144,356)
Franklin Income VIP Fund - Class 4	153,580	(24,938)	128,642
Franklin Mutual Shares VIP Fund - Class 2	47,470	(155,464)	(107,994)
Franklin Mutual Shares VIP Fund - Class 4	69,707	(13,971)	55,736
Franklin Rising Dividends VIP Fund - Class 4	11,979	(5,385)	6,594
Franklin Small Cap Value VIP Fund - Class 4	2,419	(1,712)	707
Franklin Small-Mid Cap Growth VIP Fund - Class 4	19,206	(7,433)	11,773
Goldman Sachs VIT Government Money Market Fund - Service Shares	37,876	(54,896)	(17,020)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,445	(5,148)	(2,703)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	4,661	(414)	4,247
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	4,279	(92)	4,187

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim VT Long Short Equity	1,923	(189)	1,734
Guggenheim VT Multi-Hedge Strategies	701	(2,560)	(1,859)
Hartford Capital Appreciation HLS Fund - Class IC	5,201	(475)	4,726
Invesco V.I. American Franchise Fund - Series I Shares	798	(289)	509
Invesco V.I. American Franchise Fund - Series II Shares	2,088	(2,085)	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	23,707	(5,022)	18,685
Invesco V.I. Comstock Fund - Series II Shares	1,916	(919)	997
Invesco V.I. Core Equity Fund - Series I Shares	—	(1,706)	(1,706)
Invesco V.I. Core Equity Fund - Series II Shares	—	(53)	(53)
Invesco V.I. Diversified Dividend Fund - Series II Shares	17,035	(4,480)	12,555
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	370,567	(30,461)	340,106
Invesco V.I. Equity and Income Fund - Series II Shares	22,741	(5,187)	17,554
Invesco V.I. International Growth Fund - Series I Shares	—	(1,966)	(1,966)
Invesco V.I. International Growth Fund - Series II Shares	61,901	(27,079)	34,822
Ivy VIP Asset Strategy Portfolio	2,751	(5,198)	(2,447)
Ivy VIP Energy Portfolio	16,781	(1,081)	15,700
Ivy VIP High Income Portfolio	7,551	(12,186)	(4,635)
Ivy VIP Micro Cap Growth Portfolio	13,667	(285)	13,382
Ivy VIP Mid Cap Growth Portfolio	4,446	(743)	3,703
Ivy VIP Science and Technology Portfolio	30,964	(1,549)	29,415
Janus Henderson Balanced Portfolio - Service Shares	1,407	(526)	881
Janus Henderson Enterprise Portfolio - Service Shares	419	(1,900)	(1,481)
Janus Henderson Global Research Portfolio - Service Shares	1	(29)	(28)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	331,959	(18,676)	313,283
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	420	(5,481)	(5,061)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,999	(4,045)	1,954
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	153	(21,034)	(20,881)
Lincoln iShares® Global Growth Allocation Fund - Standard Class	5,962	(13)	5,949
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	49,736	(506)	49,230
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,957	(1,626)	1,331
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	76	(386)	(310)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	37,053	(25,918)	11,135
LVIP American Balanced Allocation Fund - Service Class	95,020	(26,556)	68,464
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	954,622	(398,129)	556,493
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	37,128	(10,549)	26,579
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	265,583	(128,676)	136,907
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	875	(1,902)	(1,027)
LVIP American Global Growth Fund - Service Class II	98,837	(45,254)	53,583
LVIP American Global Small Capitalization Fund - Service Class II	21,044	(30,385)	(9,341)
LVIP American Growth Allocation Fund - Service Class	4,930	(874)	4,056
LVIP American Growth Fund - Service Class II	357,705	(101,913)	255,792
LVIP American Growth-Income Fund - Service Class II	318,501	(86,998)	231,503
LVIP American Income Allocation Fund - Standard Class	—	(4,572)	(4,572)
LVIP American International Fund - Service Class II	140,870	(84,741)	56,129
LVIP American Preservation Fund - Service Class	3,605	(3,344)	261
LVIP Baron Growth Opportunities Fund - Service Class	76,771	(83,356)	(6,585)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	587,448	(335,575)	251,873
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	866,211	(860,095)	6,116
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	757,923	(138,046)	619,877
LVIP BlackRock Inflation Protected Bond Fund - Service Class	785,802	(331,464)	454,338
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	105	(3)	102
LVIP BlackRock Multi-Asset Income Fund - Service Class	12,673	(836)	11,837
LVIP BlackRock Scientific Allocation Fund - Service Class	5,603	(747)	4,856
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,166,799	(145,559)	1,021,240
LVIP Blended Core Equity Managed Volatility Fund - Service Class	399,449	(227,681)	171,768
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	7	(32)	(25)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	439,539	(254,117)	185,422
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	5,384	(1,591)	3,793
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	330,263	(425,444)	(95,181)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	41	(24)	17
LVIP Clarion Global Real Estate Fund - Service Class	74,211	(112,938)	(38,727)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	354,704	(88,841)	265,863

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Bond Fund - Service Class	2,338,329	(1,076,846)	1,261,483
LVIP Delaware Bond Fund - Standard Class	16,140	(35,111)	(18,971)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,101,774	(250,223)	851,551
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,178	—	1,178
LVIP Delaware Social Awareness Fund - Service Class	24,726	(34,045)	(9,319)
LVIP Delaware Social Awareness Fund - Standard Class	18	(2,230)	(2,212)
LVIP Delaware Special Opportunities Fund - Service Class	62,060	(54,582)	7,478
LVIP Delaware Wealth Builder Fund - Service Class	7,703	(16,998)	(9,295)
LVIP Delaware Wealth Builder Fund - Standard Class	9	(817)	(808)
LVIP Dimensional International Core Equity Fund - Service Class	152,478	(33,857)	118,621
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	545,799	(201,170)	344,629
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	105,773	(31,866)	73,907
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	31	(16)	15
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	165,586	(7,385)	158,201
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	918,809	(222,678)	696,131
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,139,976	(165,948)	974,028
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	41	(5)	36
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	438,702	(667,935)	(229,233)
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	62,765	(16,714)	46,051
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	438,213	(193,081)	245,132
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	605,918	(1,219,156)	(613,238)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(668)	(668)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	840,150	(3,525,445)	(2,685,295)
LVIP Global Income Fund - Service Class	380,739	(163,987)	216,752
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	729,829	(3,345,135)	(2,615,306)
LVIP Goldman Sachs Income Builder Fund - Service Class	32,753	(13,020)	19,733
LVIP Government Money Market Fund - Service Class	1,101,655	(2,112,968)	(1,011,313)
LVIP Government Money Market Fund - Standard Class	29,800	(39,965)	(10,165)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	738,970	(183,897)	555,073
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	125,926	(56,402)	69,524
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	15	(27)	(12)
LVIP JPMorgan High Yield Fund - Service Class	174,640	(148,872)	25,768
LVIP JPMorgan Retirement Income Fund - Service Class	17,457	(690)	16,767
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	542,582	(282,812)	259,770
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	555	—	555
LVIP Managed Risk Profile 2010 Fund - Service Class	21	(5,842)	(5,821)
LVIP Managed Risk Profile 2020 Fund - Service Class	158	(3,915)	(3,757)
LVIP Managed Risk Profile 2030 Fund - Service Class	—	(8,941)	(8,941)
LVIP Managed Risk Profile 2040 Fund - Service Class	—	(602)	(602)
LVIP MFS International Equity Managed Volatility Fund - Service Class	559,831	(221,232)	338,599
LVIP MFS International Growth Fund - Service Class	147,532	(108,555)	38,977
LVIP MFS Value Fund - Service Class	357,348	(279,010)	78,338
LVIP Mondrian International Value Fund - Service Class	41,094	(119,921)	(78,827)
LVIP Mondrian International Value Fund - Standard Class	233	(4,422)	(4,189)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	56,072	(35,459)	20,613
LVIP PIMCO Low Duration Bond Fund - Service Class	957,073	(802,122)	154,951
LVIP PIMCO Low Duration Bond Fund - Standard Class	116	(134)	(18)
LVIP Select Core Equity Managed Volatility Fund - Service Class	169,320	(404,202)	(234,882)
LVIP Select Core Equity Managed Volatility Fund - Standard Class	6	(22)	(16)
LVIP SSGA Bond Index Fund - Service Class	659,367	(348,942)	310,425
LVIP SSGA Bond Index Fund - Standard Class	765	(463)	302
LVIP SSGA Conservative Index Allocation Fund - Service Class	107,665	(127,911)	(20,246)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	111,685	(68,283)	43,402
LVIP SSGA Developed International 150 Fund - Service Class	70,776	(133,730)	(62,954)
LVIP SSGA Emerging Markets 100 Fund - Service Class	83,175	(112,282)	(29,107)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	305,296	(823,732)	(518,436)
LVIP SSGA International Index Fund - Service Class	147,262	(200,488)	(53,226)
LVIP SSGA International Managed Volatility Fund - Service Class	296,661	(388,376)	(91,715)
LVIP SSGA International Managed Volatility Fund - Standard Class	—	(203)	(203)
LVIP SSGA Large Cap 100 Fund - Service Class	119,598	(217,454)	(97,856)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	650,762	(244,691)	406,071
LVIP SSGA Mid-Cap Index Fund - Service Class	144,997	(11,546)	133,451

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Moderate Index Allocation Fund - Service Class	421,746	(120,487)	301,259
LVIP SSGA Moderate Structured Allocation Fund - Service Class	305,975	(407,779)	(101,804)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	181,857	(242,403)	(60,546)
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	391,011	(143,334)	247,677
LVIP SSGA S&P 500 Index Fund - Service Class	559,695	(380,325)	179,370
LVIP SSGA S&P 500 Index Fund - Standard Class	615	(18,972)	(18,357)
LVIP SSGA Small-Cap Index Fund - Service Class	168,551	(124,628)	43,923
LVIP SSGA Small-Cap Index Fund - Standard Class	—	(53)	(53)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	86,786	(31,058)	55,728
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	213	(96)	117
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	726,997	(198,560)	528,437
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	410	(182)	228
LVIP T. Rowe Price Growth Stock Fund - Service Class	163,286	(166,317)	(3,031)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	58,891	(37,361)	21,530
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	14	(376)	(362)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	830,067	(363,308)	466,759
LVIP Vanguard Domestic Equity ETF Fund - Service Class	170,457	(41,251)	129,206
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	—	(167)	(167)
LVIP Vanguard International Equity ETF Fund - Service Class	188,136	(72,350)	115,786
LVIP Wellington Capital Growth Fund - Service Class	50,484	(72,877)	(22,393)
LVIP Wellington Mid-Cap Value Fund - Service Class	125,135	(79,780)	45,355
LVIP Western Asset Core Bond Fund - Service Class	673,738	(341,948)	331,790
MFS® VIT Growth Series - Initial Class	—	(474)	(474)
MFS® VIT Growth Series - Service Class	151,288	(141,242)	10,046
MFS® VIT Total Return Series - Initial Class	465	(6,899)	(6,434)
MFS® VIT Total Return Series - Service Class	191,726	(48,187)	143,539
MFS® VIT Utilities Series - Initial Class	177	(3,571)	(3,394)
MFS® VIT Utilities Series - Service Class	37,289	(61,259)	(23,970)
MFS® VIT II Core Equity Portfolio - Service Class	—	(369)	(369)
MFS® VIT II International Value Portfolio - Service Class	39,180	(18,673)	20,507
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	12,956	(1,195)	11,761
Morgan Stanley VIF Growth Portfolio - Class II	—	(149)	(149)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	3,731	(22,399)	(18,668)
Oppenheimer Global Fund/VA Service Shares	8	(1,683)	(1,675)
Oppenheimer International Growth Fund/VA Service Shares	15,627	(2,230)	13,397
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	11,931	(3,441)	8,490
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	10,595	(69)	10,526
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	41,460	(18,650)	22,810
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11,748	(332)	11,416
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	449	(484)	(35)
Putnam VT Absolute Return 500 Fund - Class IB	2,516	(75)	2,441
Putnam VT Equity Income Fund - Class IB	796	(44)	752
Putnam VT George Putnam Balanced Fund - Class IB	135,338	(2,132)	133,206
Putnam VT Global Health Care Fund - Class IB	4,624	(2,017)	2,607
Putnam VT Growth & Income Fund - Class IB	1	(825)	(824)
Putnam VT Income Fund - Class IB	11,702	(4,934)	6,768
QS Variable Conservative Growth - Class II	14,828	(1,692)	13,136
Rational Dividend Capture VA Fund	187	(25)	162
SEI VP Market Plus Strategy Fund - Class III	—	(6)	(6)
Templeton Foreign VIP Fund - Class 4	3,201	(175)	3,026
Templeton Global Bond VIP Fund - Class 2	43,854	(67,517)	(23,663)
Templeton Global Bond VIP Fund - Class 4	25,252	(4,161)	21,091
Templeton Growth VIP Fund - Class 2	7,669	(28,584)	(20,915)
VanEck VIP Global Hard Assets Fund - Class S Shares	8,630	(232)	8,398
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	31,411	(1,136)	30,275

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2016, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	10,524	(17,448)	(6,924)
AB VPS Large Cap Growth Portfolio - Class B	394	(8,458)	(8,064)
AB VPS Small/Mid Cap Value Portfolio - Class B	60,894	(84,380)	(23,486)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	711	(1,445)	(734)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	2,093	(66)	2,027
ALPS/Stadion Core ETF Portfolio - Class III	797	(319)	478
ALPS/Stadion Tactical Growth Portfolio - Class III	6,861	—	6,861
American Century VP Balanced Fund - Class II	133,178	(1,751)	131,427
American Funds Asset Allocation Fund - Class 1	222	(4)	218
American Funds Asset Allocation Fund - Class 4	235,256	(11,049)	224,207
American Funds Blue Chip Income and Growth Fund - Class 1	341	(1,164)	(823)
American Funds Blue Chip Income and Growth Fund - Class 4	10,051	(3,247)	6,804
American Funds Bond Fund - Class 1	619	(60)	559
American Funds Capital Income Builder® - Class 1	33	—	33
American Funds Capital Income Builder® - Class 4	37,429	(7,687)	29,742
American Funds Global Bond Fund - Class 1	773	(29)	744
American Funds Global Growth and Income Fund - Class 1	349	(32)	317
American Funds Global Growth Fund - Class 2	27,692	(134,817)	(107,125)
American Funds Global Growth Fund - Class 4	26,364	(20,665)	5,699
American Funds Global Small Capitalization Fund - Class 1	196	—	196
American Funds Global Small Capitalization Fund - Class 2	13,532	(69,018)	(55,486)
American Funds Global Small Capitalization Fund - Class 4	3,789	(1,669)	2,120
American Funds Growth Fund - Class 1	696	(13)	683
American Funds Growth Fund - Class 2	33,064	(406,920)	(373,856)
American Funds Growth Fund - Class 4	121,273	(4,658)	116,615
American Funds Growth-Income Fund - Class 1	915	(189)	726
American Funds Growth-Income Fund - Class 2	31,071	(414,154)	(383,083)
American Funds Growth-Income Fund - Class 4	71,763	(2,553)	69,210
American Funds High-Income Bond Fund - Class 1	500	—	500
American Funds International Fund - Class 1	684	(437)	247
American Funds International Fund - Class 2	40,373	(206,919)	(166,546)
American Funds International Fund - Class 4	85,365	(573)	84,792
American Funds International Growth and Income Fund - Class 1	526	—	526
American Funds Managed Risk Asset Allocation Fund - Class P2	469,843	(15,640)	454,203
American Funds Mortgage Fund - Class 4	27,067	(597)	26,470
American Funds New World Fund® - Class 1	559	(202)	357
American Funds New World Fund® - Class 4	40,578	(685)	39,893
BlackRock Global Allocation V.I. Fund - Class I	461	(4)	457
BlackRock Global Allocation V.I. Fund - Class III	388,612	(551,263)	(162,651)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	7,824	(56)	7,768
ClearBridge Variable Aggressive Growth Portfolio - Class II	10,239	(740)	9,499
ClearBridge Variable Mid Cap Portfolio - Class II	32,641	(10,649)	21,992
Delaware VIP® Diversified Income Series - Service Class	863,708	(418,893)	444,815
Delaware VIP® Diversified Income Series - Standard Class	1,486	(415)	1,071
Delaware VIP® Emerging Markets Series - Service Class	76,554	(181,115)	(104,561)
Delaware VIP® High Yield Series - Service Class	10,513	(73,913)	(63,400)
Delaware VIP® High Yield Series - Standard Class	5	(2,563)	(2,558)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	446,928	(455,739)	(8,811)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	144	(6)	138
Delaware VIP® REIT Series - Service Class	89,571	(140,156)	(50,585)
Delaware VIP® REIT Series - Standard Class	2	(1,796)	(1,794)
Delaware VIP® Small Cap Value Series - Service Class	58,873	(134,847)	(75,974)
Delaware VIP® Small Cap Value Series - Standard Class	3	(1,839)	(1,836)
Delaware VIP® Smid Cap Core Series - Service Class	71,311	(68,124)	3,187
Delaware VIP® Smid Cap Core Series - Standard Class	55	(555)	(500)
Delaware VIP® U.S. Growth Series - Service Class	37,131	(58,724)	(21,593)
Delaware VIP® Value Series - Service Class	193,282	(107,970)	85,312
Delaware VIP® Value Series - Standard Class	583	(370)	213
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	8	(9)	(1)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	79,652	(53,209)	26,443
Deutsche Equity 500 Index VIP Portfolio - Class A	2,081	(18,587)	(16,506)
Deutsche Small Cap Index VIP Portfolio - Class A	53	(2,024)	(1,971)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	8,423	(2,044)	6,379
Fidelity® VIP Contrafund® Portfolio - Service Class 2	113,577	(294,342)	(180,765)
Fidelity® VIP Growth Portfolio - Initial Class	—	(1,959)	(1,959)
Fidelity® VIP Growth Portfolio - Service Class 2	97,768	(76,538)	21,230
Fidelity® VIP Mid Cap Portfolio - Service Class 2	94,115	(186,494)	(92,379)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	40,609	(3,033)	37,576
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,722	—	1,722
First Trust Multi Income Allocation Portfolio - Class I	10,266	(3,443)	6,823
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	111,998	(733)	111,265
Franklin Founding Funds Allocation VIP Fund - Class 4	380	(5)	375
Franklin Income VIP Fund - Class 2	149,163	(392,882)	(243,719)
Franklin Income VIP Fund - Class 4	78,862	(23,540)	55,322
Franklin Mutual Shares VIP Fund - Class 2	46,045	(182,699)	(136,654)
Franklin Mutual Shares VIP Fund - Class 4	7,484	(32,268)	(24,784)
Franklin Rising Dividends VIP Fund - Class 4	20,740	(2,230)	18,510
Franklin Small Cap Value VIP Fund - Class 4	7,188	(1,806)	5,382
Franklin Small-Mid Cap Growth VIP Fund - Class 4	7,558	(267)	7,291
Goldman Sachs VIT Government Money Market Fund - Service Shares	208,339	(155,158)	53,181
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,503	(9,721)	(7,218)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,318	(62)	1,256
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	1,587	(312)	1,275
Guggenheim VT Long Short Equity	2,010	(265)	1,745
Guggenheim VT Multi-Hedge Strategies	7,045	(87)	6,958
Hartford Capital Appreciation HLS Fund - Class IC	11,217	(313)	10,904
Invesco V.I. American Franchise Fund - Series I Shares	27	(4,031)	(4,004)
Invesco V.I. American Franchise Fund - Series II Shares	4	(479)	(475)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	26,556	(5,070)	21,486
Invesco V.I. Comstock Fund - Series II Shares	4,058	(2,650)	1,408
Invesco V.I. Core Equity Fund - Series I Shares	—	(2,233)	(2,233)
Invesco V.I. Diversified Dividend Fund - Series II Shares	30,670	(175)	30,495
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	13,532	(9,102)	4,430
Invesco V.I. Equity and Income Fund - Series II Shares	2,372	(9,188)	(6,816)
Invesco V.I. International Growth Fund - Series I Shares	—	(1,685)	(1,685)
Invesco V.I. International Growth Fund - Series II Shares	64,372	(29,266)	35,106
Ivy VIP Asset Strategy Portfolio	36,750	(35,485)	1,265
Ivy VIP Energy Portfolio	8,841	(554)	8,287
Ivy VIP High Income Portfolio	53,029	(1,560)	51,469
Ivy VIP Micro Cap Growth Portfolio	8,073	(247)	7,826
Ivy VIP Mid Cap Growth Portfolio	5,815	(754)	5,061
Ivy VIP Science and Technology Portfolio	17,842	(1,257)	16,585
Janus Henderson Balanced Portfolio - Service Shares	1,189	(2,582)	(1,393)
Janus Henderson Enterprise Portfolio - Service Shares	24	(2,494)	(2,470)
Janus Henderson Global Research Portfolio - Service Shares	37	(189)	(152)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	25,034	(883)	24,151
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	12,416	(186)	12,230
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	5,314	(1,479)	3,835
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	9,701	(1,363)	8,338
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	7,065	(2,522)	4,543
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	38	(206)	(168)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	32,789	(1,723)	31,066
LVIP American Balanced Allocation Fund - Service Class	214,826	(50,440)	164,386
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	689,835	(170,402)	519,433
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	49,864	(14,950)	34,914
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	178,823	(163,605)	15,218
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	19,246	(1,061)	18,185
LVIP American Global Growth Fund - Service Class II	57,155	(61,483)	(4,328)
LVIP American Global Small Capitalization Fund - Service Class II	14,001	(29,387)	(15,386)
LVIP American Growth Allocation Fund - Service Class	50,727	(684)	50,043
LVIP American Growth Fund - Service Class II	111,161	(105,474)	5,687

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Growth-Income Fund - Service Class II	134,022	(104,630)	29,392
LVIP American Income Allocation Fund - Standard Class	—	(301)	(301)
LVIP American International Fund - Service Class II	70,780	(83,553)	(12,773)
LVIP American Preservation Fund - Service Class	4,290	(161)	4,129
LVIP AQR Enhanced Global Strategies Fund - Service Class	4,442	(7,840)	(3,398)
LVIP Baron Growth Opportunities Fund - Service Class	44,206	(103,619)	(59,413)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,216,513	(296,827)	919,686
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	275,916	(2,161,625)	(1,885,709)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	61	(204)	(143)
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	1,539,347	(778,148)	761,199
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	887,351	(20,339)	867,012
LVIP BlackRock Inflation Protected Bond Fund - Service Class	711,215	(630,555)	80,660
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	316	(8)	308
LVIP BlackRock Multi-Asset Income Fund - Service Class	6,574	(446)	6,128
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	896,609	(41,782)	854,827
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	159,946	(400,925)	(240,979)
LVIP Blended Core Equity Managed Volatility Fund - Service Class	861,337	(58,460)	802,877
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	5	(20)	(15)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	712,573	(136,166)	576,407
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,451	(3,488)	(2,037)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1,591,498	(265,265)	1,326,233
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	199	(9)	190
LVIP Clarion Global Real Estate Fund - Service Class	81,568	(132,428)	(50,860)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	254,844	(36,828)	218,016
LVIP Delaware Bond Fund - Service Class	2,536,355	(426,349)	2,110,006
LVIP Delaware Bond Fund - Standard Class	17,682	(93,079)	(75,397)
LVIP Delaware Diversified Floating Rate Fund - Service Class	568,317	(465,545)	102,772
LVIP Delaware Diversified Floating Rate Fund - Standard Class	932	—	932
LVIP Delaware Social Awareness Fund - Service Class	10,392	(34,643)	(24,251)
LVIP Delaware Social Awareness Fund - Standard Class	218	(7,216)	(6,998)
LVIP Delaware Special Opportunities Fund - Service Class	46,826	(41,893)	4,933
LVIP Delaware Wealth Builder Fund - Service Class	5,105	(13,353)	(8,248)
LVIP Delaware Wealth Builder Fund - Standard Class	13	(170)	(157)
LVIP Dimensional International Core Equity Fund - Service Class	66,442	(20,311)	46,131
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	410,776	(150,563)	260,213
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	30,218	(18,829)	11,389
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	142	(9)	133
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	34,387	(13,049)	21,338
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	524,274	(150,249)	374,025
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	854,601	(227,819)	626,782
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	38	(23)	15
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	854,261	(619,361)	234,900
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	16,599	(4)	16,595
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	780,054	(123,066)	656,988
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,165,295	(930,713)	234,582
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(712)	(712)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	1,545,467	(3,568,793)	(2,023,326)
LVIP Global Income Fund - Service Class	398,535	(224,800)	173,735
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	1,619,518	(3,045,620)	(1,426,102)
LVIP Goldman Sachs Income Builder Fund - Service Class	3,529	—	3,529
LVIP Government Money Market Fund - Service Class	2,599,543	(1,606,053)	993,490
LVIP Government Money Market Fund - Standard Class	54,337	(69,770)	(15,433)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	1,198,501	(67,849)	1,130,652
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	113,568	(103,230)	10,338
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	27	(38)	(11)
LVIP JPMorgan High Yield Fund - Service Class	157,254	(122,850)	34,404
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	911,542	(216,235)	695,307
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	489	—	489
LVIP Managed Risk Profile 2010 Fund - Service Class	26	(955)	(929)
LVIP Managed Risk Profile 2020 Fund - Service Class	26	(1,652)	(1,626)
LVIP Managed Risk Profile 2030 Fund - Service Class	—	(15,634)	(15,634)
LVIP Managed Risk Profile 2040 Fund - Service Class	—	(90)	(90)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP MFS International Equity Managed Volatility Fund - Service Class	628,689	(151,469)	477,220
LVIP MFS International Growth Fund - Service Class	126,625	(110,475)	16,150
LVIP MFS Value Fund - Service Class	302,107	(178,626)	123,481
LVIP Mondrian International Value Fund - Service Class	82,719	(110,432)	(27,713)
LVIP Mondrian International Value Fund - Standard Class	1,543	(11,187)	(9,644)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	77,221	(29,157)	48,064
LVIP PIMCO Low Duration Bond Fund - Service Class	1,720,997	(420,244)	1,300,753
LVIP PIMCO Low Duration Bond Fund - Standard Class	370	(7)	363
LVIP Select Core Equity Managed Volatility Fund - Service Class	628,408	(476,117)	152,291
LVIP Select Core Equity Managed Volatility Fund - Standard Class	21	(29)	(8)
LVIP SSGA Bond Index Fund - Service Class	902,141	(402,999)	499,142
LVIP SSGA Bond Index Fund - Standard Class	1,145	(961)	184
LVIP SSGA Conservative Index Allocation Fund - Service Class	157,304	(37,128)	120,176
LVIP SSGA Conservative Structured Allocation Fund - Service Class	131,453	(134,858)	(3,405)
LVIP SSGA Developed International 150 Fund - Service Class	110,243	(119,924)	(9,681)
LVIP SSGA Emerging Markets 100 Fund - Service Class	90,724	(110,490)	(19,766)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	562,354	(1,098,127)	(535,773)
LVIP SSGA International Index Fund - Service Class	159,201	(169,798)	(10,597)
LVIP SSGA International Managed Volatility Fund - Service Class	2,407,109	(117,841)	2,289,268
LVIP SSGA International Managed Volatility Fund - Standard Class	203	—	203
LVIP SSGA Large Cap 100 Fund - Service Class	197,229	(148,311)	48,918
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	839,204	(140,205)	698,999
LVIP SSGA Moderate Index Allocation Fund - Service Class	242,358	(198,871)	43,487
LVIP SSGA Moderate Structured Allocation Fund - Service Class	120,161	(491,292)	(371,131)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	269,019	(194,470)	74,549
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	114,761	(201,856)	(87,095)
LVIP SSGA S&P 500 Index Fund - Service Class	654,857	(363,519)	291,338
LVIP SSGA S&P 500 Index Fund - Standard Class	2,997	(12,164)	(9,167)
LVIP SSGA Small-Cap Index Fund - Service Class	128,212	(149,791)	(21,579)
LVIP SSGA Small-Cap Index Fund - Standard Class	14	—	14
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	69,986	(46,014)	23,972
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	111	(285)	(174)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	710,130	(183,651)	526,479
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	425	—	425
LVIP T. Rowe Price Growth Stock Fund - Service Class	228,099	(160,771)	67,328
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	46,333	(52,670)	(6,337)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	1,072	(2,015)	(943)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	2,273,711	(314,133)	1,959,578
LVIP Vanguard Domestic Equity ETF Fund - Service Class	147,547	(66,062)	81,485
LVIP Vanguard Domestic Equity ETF Fund - Standard Class	42	—	42
LVIP Vanguard International Equity ETF Fund - Service Class	143,802	(73,853)	69,949
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	192,204	(734,860)	(542,656)
LVIP Wellington Capital Growth Fund - Service Class	60,047	(48,183)	11,864
LVIP Wellington Mid-Cap Value Fund - Service Class	64,073	(98,033)	(33,960)
MFS® VIT Growth Series - Initial Class	363	(111)	252
MFS® VIT Growth Series - Service Class	165,418	(28,926)	136,492
MFS® VIT Total Return Series - Initial Class	19,056	(18,961)	95
MFS® VIT Total Return Series - Service Class	145,250	(50,860)	94,390
MFS® VIT Utilities Series - Initial Class	5	(1,657)	(1,652)
MFS® VIT Utilities Series - Service Class	43,197	(96,955)	(53,758)
MFS® VIT II Core Equity Portfolio - Service Class	—	(2,204)	(2,204)
MFS® VIT II International Value Portfolio - Service Class	52,384	(3,105)	49,279
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	7,525	(664)	6,861
Morgan Stanley VIF Growth Portfolio - Class II	1,106	—	1,106
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	4,163	(30,084)	(25,921)
Oppenheimer Global Fund/VA Service Shares	745	(511)	234
Oppenheimer International Growth Fund/VA Service Shares	10,095	(323)	9,772
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	4,872	(674)	4,198
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	61,671	(23,288)	38,383
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	3,699	(174)	3,525
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	16,373	(10,925)	5,448
Putnam VT Absolute Return 500 Fund - Class IB	5,718	(30)	5,688

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Global Health Care Fund - Class IB	20,070	(21,517)	(1,447)
Putnam VT Growth & Income Fund - Class IB	36	(345)	(309)
Putnam VT Income Fund - Class IB	19,609	(2,834)	16,775
Rational Dividend Capture VA Fund	104	(94)	10
SEI VP Market Plus Strategy Fund - Class III	161	(1)	160
Templeton Foreign VIP Fund - Class 4	13,447	(183)	13,264
Templeton Global Bond VIP Fund - Class 2	23,802	(131,661)	(107,859)
Templeton Global Bond VIP Fund - Class 4	50,372	(7,383)	42,989
Templeton Growth VIP Fund - Class 2	4,711	(26,200)	(21,489)
Transparent Value Directional Allocation VI Portfolio - Class II	14	(6,842)	(6,828)
VanEck VIP Global Hard Assets Fund - Class S Shares	3,897	(766)	3,131
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	5,838	(699)	5,139

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account"), comprised of the subaccounts described in the related appendix to this opinion (collectively referred to as the "subaccounts"), as of December 31, 2017, and the related statement of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Lincoln New York Account N for Variable Annuities at December 31, 2017, the results of its operations and changes in net assets for the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Variable Account is not required to have, nor were we engaged to perform, an audit of the Variable Account's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund company. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 12, 2018

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Core Equity Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Core ETF Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ALPS/Stadion Tactical Growth Portfolio - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Asset Allocation Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Capital Income Builder® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Global Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Growth-Income Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds High-Income Bond Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds International Growth and Income Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds Mortgage Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
American Funds New World Fund® - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® REIT Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Delaware VIP® Value Series - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Equity 500 Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Small Cap Index VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Deutsche Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Founding Funds Allocation VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Income VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Foreign VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Templeton Growth VIP Fund - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Asset Strategy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Energy Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP High Income Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Micro Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Mid Cap Growth Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Ivy VIP Science and Technology Portfolio	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American International Fund - Service Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP American Preservation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP BlackRock Multi-Asset Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Clarion Global Real Estate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Global Income Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Government Money Market Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2010 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2020 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2030 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Managed Risk Profile 2040 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS International Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP MFS Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Growth Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Growth Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Total Return Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Initial Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT Utilities Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
MFS® VIT II International Value Portfolio - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Rational Dividend Capture VA Fund	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Oppenheimer Global Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer International Growth Fund/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Absolute Return 500 Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Putnam VT Income Fund - Class IB	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Long Short Equity	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Virtus Rampart Equity Trend Series - Class A Shares	As of December 31, 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 17, 2016 through December 31, 2016.
American Funds Asset Allocation Fund - Class 1	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 17, 2016 through December 31, 2016.
MFS® VIT Total Return Series - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 9, 2016 through December 31, 2016.
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 17, 2016 through December 31, 2016.
LVIP SSGA International Managed Volatility Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from December 9, 2016 through December 31, 2016.
LVIP Goldman Sachs Income Builder Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from March 17, 2016 through December 31, 2016.

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
First Trust Dorsey Wright Tactical Core Portfolio – Class I	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from October 17, 2016 through December 31, 2016.
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from November 7, 2016 through December 31, 2016
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 17, 2016 through December 31, 2016.
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from January 4, 2016 through December 31, 2016.
American Century VP Balanced Fund - Class II	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from July 5, 2016 through December 31, 2016.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from July 1, 2016 through December 31, 2016.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2017	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from June 15, 2016 through December 31, 2016.
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2017	For the period from May 25, 2017 through December 31, 2017
LVIP BlackRock Scientific Allocation Fund - Service Class	As of December 31, 2017	For the period from July 7, 2017 through December 31, 2017
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2017	For the period from February 22, 2017 through December 31, 2017
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2017	For the period from January 9, 2017 through December 31, 2017
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2017	For the period from February 6, 2017 through December 31, 2017
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2017	For the period from January 18, 2017 through December 31, 2017
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2017	For the period from June 26, 2017 through December 31, 2017
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2017	For the period from January 13, 2017 through December 31, 2017
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2017	For the period from December 4, 2017 through December 31, 2017
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2017	For the period from September 27, 2017 through December 31, 2017
American Century VP Large Company Value Fund - Class II	As of December 31, 2017	For the period from June 22, 2017 through December 31, 2017
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2017	For the period from June 7, 2017 through December 31, 2017
QS Variable Conservative Growth - Class II	As of December 31, 2017	For the period from June 23, 2017 through December 31, 2017
Putnam VT Equity Income Fund - Class IB	As of December 31, 2017	For the period from May 12, 2017 through December 31, 2017

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2017	For the period from May 26, 2017 through December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For each of the two years in the period ended December 31, 2017
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
LVIP AQR Enhanced Global Strategies Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP AQR Enhanced Global Strategies Fund - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP SSGA International Managed Volatility Fund - Standard Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Standard Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	N/A - the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016	For the year ended December 31, 2016 (the fund merged into LVIP Blended Mid Cap Managed Volatility Fund - Service Class during 2016)
LVIP VIP Mid Cap Managed Volatility Portfolio - Standard Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Putnam VT Growth & Income Fund - Class IB	N/A - the fund merged into Putnam VT Equity Income Fund - Class IB during 2017	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
Transparent Value Directional Allocation VI Portfolio - Class I	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)
Transparent Value Directional Allocation VI Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2016	For the year ended December 31, 2016 (the fund ceased to be available as an investment option to Variable Account contract owners during 2016)

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2017
Statement of Operations - Year ended December 31, 2017
Statements of Changes in Net Assets - Years ended December 31, 2017 and 2016
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2017 and 2016
Statements of Comprehensive Income (Loss) - Years ended December 31, 2017, 2016 and 2015
Statements of Stockholder’s Equity - Years ended December 31, 2017, 2016 and 2015
Statements of Cash Flows - Years ended December 31, 2017, 2016 and 2015
Notes to Financial Statements - December 31, 2017
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable.
(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(4)(a) Annuity Contract (30070-A-NY 5-14) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 15, 2007.
(b) Core Income Benefit rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-214256) filed on December 28, 2016.
(c) Guarantee of Principal Death Benefit Rider (32148 9/16 NY) incorporated herein by reference to Pre-Effective Amendment No. 2 (File No. 333-214111) filed on December 28, 2016.
(d) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(e) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5) Core Income Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-214235) filed on April 19, 2017.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-171096) filed on April 12, 2018.
(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of Lincoln Life & Annuity Company of New York, as to legality of securities being issued
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York
(11) Not Applicable
(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 28, 2018 there were 20,925 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of April, 2018.
Lincoln New York Account N for Variable Annuities (Registrant) Lincoln Core IncomeSM
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Senior Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 18, 2018.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
*/s/ Patrick S. Pittard Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney